UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21475
                                   ---------

                              Tamarack Funds Trust
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               (Exact name of registrant as specified in charter)

           100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
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               (Address of principal executive offices) (Zip code)

      Bisys Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 422-2766
                                                    --------------


Date of fiscal year end: 09/30/05
                         --------

Date of reporting period: 09/30/05
                          --------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TAMARACK FUNDS
Annual Report                                                 September 30, 2005









                                     [PHOTO]









LARGE CAP GROWTH FUND
MID CAP GROWTH FUND
SMALL CAP GROWTH FUND
ENTERPRISE FUND
ENTERPRISE SMALL CAP FUND
VALUE FUND
MICROCAP VALUE FUND












                                                           [LOGO] TAMARACK FUNDS

================================================================================

================================================================================

Tamarack Funds
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ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. These indices include the S&P 500 and Russell 2000.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.
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TABLE OF CONTENTS

Shareholder Letter ..............................................   1
Letter from the CIO of Equities .................................   2
Equity Portfolio Managers .......................................   3
Performance Summary .............................................   5
Large Cap Growth Fund
- Management Discussion and Analysis ............................   8
Mid Cap Growth Fund
- Management Discussion and Analysis ............................  10
Small Cap Growth Fund
- Management Discussion and Analysis ............................  12
Enterprise Fund
- Management Discussion and Analysis ............................  14
Enterprise Small Cap Fund
- Management Discussion and Analysis ............................  16
Value Fund
- Management Discussion and Analysis ............................  18
Microcap Value Fund
- Management Discussion and Analysis ............................  20
Financial Statements
- Statements of Assets and Liabilities ..........................  22
- Statements of Operations ......................................  26
- Statements of Changes in Net Assets ...........................  28
Financial Highlights ............................................  35
Notes to Financial Statements ...................................  42
Schedules of Investments ........................................  57
Notes to Schedules of Investments ...............................  73
Report of Independent Registered Public Accounting Firm .........  75
Management ......................................................  76
Share Class Information .........................................  79
Supplemental Information ........................................  80

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders
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This report presents the results for all of the Tamarack Equity Funds for the fiscal year ended September 30, 2005. In addition to the returns for your particular Fund(s), this report provides information as to how your Fund(s) performed versus its benchmark(s) and its peers. In light of what felt like a very confusing and contradictory year in the market, I think you will find the letter from our CIO of Equities, Nancy Scinto, particularly interesting. We have also included commentary from members of our equity portfolio team. This commentary shares with you our view as to what has happened in the U.S. equity markets over the last year, and how this has affected investors. We hope you will find this information helpful. This report also includes footnotes describing the policies and procedures followed by the Tamarack Funds in managing the assets entrusted to us by you and your fellow shareholders. While we have endeavored to make these footnotes as informative and easy-to-read as possible, we understand that this report contains a great deal of information. We do encourage you to read this important information and to contact us at 1-800-422-2766 if you have any questions.

We believe that maintaining a diversified portfolio (encompassing both growth and value equities as well as bonds) and investing with a long-term perspective are important components of success for any prudent investor. All of the members of the Tamarack Funds team value the trust you have placed in us. Please remember that information regarding the Tamarack Funds, including performance and daily prices is available on our website www.tamarackfunds.com. A two-page fact sheet on each fund, including performance and portfolio characteristics, is also available quarterly on the website. This quarterly snapshot provides updated information between the annual and semi-annual reporting periods. Please visit the website or contact us at the Funds' toll-free number (1-800-422-2766) for any questions regarding your Fund(s).

Sincerely,

/s/ Jennifer Lammers


President, Tamarack Funds


                                                                               1
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LETTER FROM THE CIO OF EQUITIES
================================================================================

--------------------------------------------------------------------------------

Becalmed yet range bound, stronger corporate profit reports, but a flurry of softer economic data, investor optimism followed by pessimism, result: investor frustration! This summed up stock market performance for the better part of this fiscal year. Despite this, all major U.S. equity markets managed to produce double digit returns for the 12-month period ended September 30, 2005.

There have actually been several consistent trends. Mid-cap stocks dominated both small-cap and large-cap. Growth stock performance has lagged value across all market capitalization ranges. Energy and utility stocks significantly outperformed the rest of the market. At the macro level, despite unprecedented natural disasters, climbing oil prices and rising interest rates, the good news is that the U.S. economy remained relatively robust. Unfortunately, based on higher energy prices and the lagged impact of Federal Reserve tightening, most investors now anticipate a slowing of economic growth during the next year, leading to continued deceleration in corporate profit expansion.

There are sound reasons to believe the impact on the economy of these negative factors may not be as gloomy as investors fear. Notwithstanding Hurricane Katrina, oil prices may not have the same economic expansion killer impact they once did. During past oil crises, it was not so much the rise in oil prices that hurt; rather it was the rise in other prices in conjunction with oil, specifically, auto prices, mortgage costs and service price inflation. Today oil prices are up substantially, but much of the negative impact is offset by other positive forces--low debt servicing costs, deflating electronics prices, aggressive auto price discounting and most importantly job and wage gains. Therefore, while the energy price spike is a significant negative development for specific industries, the airlines for example, and the lower income consumer, we believe it will prove far less of a drag for the economy and corporate profits than in previous periods.

Consensus estimates forecast that Gross Domestic Product (GDP) growth will be reduced by 0.5% (annualized) during the second half of calendar year 2005 as a result of the hurricanes. This sets the stage for the U.S. economy to grow at around 3% in 2006. Assuming this rate of growth comes to fruition, we anticipate the Federal Reserve would cease raising interest rates early next year. The combination of steady economic expansion, moderate interest rates and continued profit growth are all major sources of support for the U.S. stock market.

Style leadership rotates with some frequency between growth and value. This rotation has been especially acute both going into and coming out of the technology bubble. While the average value cycle has lasted about three years, the current value cycle is now at the five-year mark. Style performance tends to be somewhat cyclically oriented. When the economy is expanding, value stocks like cyclicals benefit from increased demand for their products, and financial stocks benefit from growing credit demand. Conversely, growth stocks tend to outperform when the economic cycle matures because investors are looking for companies with more predictability of earnings in an uncertain environment.

Events like those experienced in the last year can cause an increase in risk aversion. Investors decide to sell out of the market or they decide this is not a good time to invest. History teaches us that neither of these is a wise decision. At the Tamarack Funds, we use a solid, consistent investment process that favors higher quality companies across both the growth and value spectrums and has delivered strong returns over the long-term through many different market cycles. As always, we believe that maintaining a diversified portfolio with a long-term view is the best policy to capitalize on uncertainty.

/s/ Nancy Scinto

Nancy M. Scinto                                          [PHOTO]
Tamarack Funds Chief Investment Officer
Equity Products


2

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EQUITY PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management, the investment advisor to the Tamarack Funds, employs a team approach to the management of Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund, with no individual team member being solely responsible for investment decisions.

--------------------------------------------------------------------------------

NANCY M. SCINTO
TAMARACK FUNDS CHIEF INVESTMENT OFFICER, EQUITY PRODUCTS.
MANAGING DIRECTOR, DIRECTOR OF RESEARCH, SENIOR PORTFOLIO MANAGER.
Nancy Scinto joined Voyageur in 1999 from Chicago Trust Company where she managed institutional accounts and was co-manager of the five-star Alleghany/Chicago Growth and Income Fund. She began her career in the investment industry in 1984 and has held various positions including personal trust, equity trader, senior equity analyst and senior portfolio manager. Nancy leads the Voyageur growth equity research efforts as Director of Research. She is also the Chief Investment Officer, Equity Products for the Tamarack Funds. Nancy holds a BA from Governors State University and an MBA from DePaul University. She is also a member of the Investment Analysts Society of Chicago.

--------------------------------------------------------------------------------

DAVID J. COX, CFA
MANAGING DIRECTOR, DIRECTOR OF EQUITY INVESTMENTS, SENIOR PORTFOLIO MANAGER. David Cox has been in the investment industry since 1984. He received his MBA from Indiana University, his BS from the University of Illinois and is a CFA charterholder. David is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

--------------------------------------------------------------------------------

STEVEN A. RUSNAK, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER.
Steven Rusnak provides the Voyageur growth equity team with his skills in fundamental equity research over a diverse group of industries from financials to health care. He has been in the investment industry since 1985. Steven received his MBA and BA from the University of Michigan and is a CFA charterholder. He is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

--------------------------------------------------------------------------------

KENNETH A. TYSZKO, CPA, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER.
Kenneth Tyszko has been the portfolio manager for the small cap growth equity product since its inception in 1995. He has been in the investment industry since 1984. Kenneth received his BS from the University of Illinois and is both a CFA charterholder and a Certified Public Accountant. He is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

--------------------------------------------------------------------------------

FORBES L. WATSON
VICE PRESIDENT, PORTFOLIO MANAGER.
Forbes Watson serves as a portfolio manager for Voyageur's small cap growth equity strategy. He has been in the investment industry since 1981. Forbes received his MBA from Millsaps College and his BA from the University of North Texas. He is a member of the North Carolina Society for Financial Analysts and the Association for Investment Management and Research.

================================================================================
EQUITY PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management employs, at its own expense, Babson Capital Management LLC as sub-advisor to provide day-to-day portfolio management for the Enterprise, Enterprise Small Cap, Value and Microcap Value Funds.

--------------------------------------------------------------------------------

ENTERPRISE FUND AND
ENTERPRISE SMALL CAP FUND

LANCE F. JAMES
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Lance James is co-portfolio manager of Enterprise Fund and portfolio manager of Enterprise Small Cap Fund. Lance began his career in the investment industry in 1980. Prior to joining Babson in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates. Lance holds an AB from Princeton University and an MBA from the Wharton School at the University of Pennsylvania.

RENIE K. HEEBNER, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Renie Heebner is co-portfolio manager for Enterprise Fund and is also an equity analyst specializing in microcap stocks. Renie began her career in the investment industry in 1982. Prior to joining Babson in 1987, she served in the investment department of New England Mutual Life Insurance Company. She holds a BA from Middlebury College and is a CFA charterholder. Renie is also a member of the Boston Security Analysts Society.
--------------------------------------------------------------------------------

MICROCAP VALUE FUND AND
VALUE FUND

ANTHONY M. MARAMARCO, PHD, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Anthony Maramarco is co-head of the large cap value team and portfolio manager for both the Value and Microcap Value Funds. He is also responsible for portfolio management of the large cap value strategy. Tony began his career in the investment industry in 1981. Prior to joining Babson in 1985, he was an analyst at Connecticut National Bank. Tony holds a BA from Colby College, an MA/PhD from the University of Chicago and an MBA from Rensselaer Polytechnic Institute. He is a CFA charterholder and a member of the Boston Security Analysts Society, the Hartford Society of Financial Analysts and is a former regional director of the Financial Analyst Federation (AIMR).

MAUREEN V. MCCARTHY
DIRECTOR
Maureen McCarthy is an equity portfolio analyst for the firm's Large Cap Research Team. Maureen has over 27 years of industry experience. She joined Babson Capital in 1980. She holds a B.A. from Caldwell College and a M.S. from Simmons College.

MICHAEL P. STACK, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Mike Stack is co-head of the large cap value team and co-portfolio manager of the Tamarack Value Fund. He is also responsible for portfolio management of the large cap value strategy. Prior to joining Babson in 2002, Mike was employed by Putnam Investments where he was a Senior Vice President and senior portfolio manager. Prior to Putnam, he spent time at Independence Investment Associates, National Life Investment Management and General Electric Corp. Mike holds a BS and MS in Finance from Fairfield University and is a CFA charterholder.

================================================================================
PERFORMANCE SUMMARY
================================================================================

Total Returns as of September 30, 2005

--------------------------------------------------------------------------------

TAMARACK LARGE CAP GROWTH FUND

                                                                                                 SINCE
                                                    1 YEAR    3 YEAR    5 YEAR   10 YEAR     INCEPTION (a)
                                                    ------    ------    ------   -------     -------------
Class A (g)
   -  At Net Asset Value                             7.79%     11.97%   -5.38%     5.69%            7.75%
   -  Including Maximum Sales Charge of 5.75%        1.62%      9.80%   -6.49%     5.06%            7.32%
Class C (h)
   -  At Net Asset Value                             6.90%     11.12%   -6.10%     4.89%            6.94%
   -  Including Contingent Deferred Sales
      Charge of 1.00%                                5.90%     11.12%   -6.10%     4.89%            6.94%
Class I (g)                                          8.04%     12.21%   -5.16%     5.96%            8.11%
Class R (h)                                          7.46%     11.68%   -5.63%     5.42%            7.48%
Class S (i)                                          8.04%     12.21%   -5.16%     5.96%            8.11%
S&P 500 Index*                                      12.25%     16.71%   -1.49%     9.49%           11.57%
Russell 1000 Growth Index*                          11.60%     14.74%   -8.64%     6.89%            9.86%


--------------------------------------------------------------------------------

TAMARACK MID CAP GROWTH FUND

                                                                                                 SINCE
                                                    1 YEAR    3 YEAR    5 YEAR   10 YEAR     INCEPTION (a)
                                                    ------    ------    ------   -------     -------------
Class A (g)
   -  At Net Asset Value                            15.62%     15.26%   2.73%     11.92%           13.41%
   -  Including Maximum Sales Charge of 5.75%        8.94%     13.00%   1.52%     11.25%           12.96%
Class C (h)
   -  At Net Asset Value                            14.91%     14.45%   1.99%     11.10%           12.58%
   -  Including Contingent Deferred Sales
      Charge of 1.00%                               13.91%     14.45%   1.99%     11.10%           12.58%
Class I (g)                                         16.02%     15.57%   3.01%     12.23%           13.77%
Class R (h)                                         15.47%     15.00%   2.49%     11.64%           13.13%
Class S (i)                                         16.02%     15.57%   3.01%     12.23%           13.77%
S&P Midcap 400 Index*                               22.16%     22.11%   7.05%     14.14%           16.01%
S&P Midcap 400/Barra Growth Index*                  21.13%     19.27%   0.47%     13.13%              N/A


--------------------------------------------------------------------------------

TAMARACK SMALL CAP GROWTH FUND

                                                                                                 SINCE
                                                    1 YEAR    3 YEAR    5 YEAR   10 YEAR     INCEPTION (b)
                                                    ------    ------    ------   -------     -------------
Class A (g)
   -  At Net Asset Value                            14.56%     18.82%     6.22%    11.10%            12.16%
   -  Including Maximum Sales Charge of 5.75%        7.97%     16.51%     4.96%    10.45%            11.55%
Class C (h)
   -  At Net Asset Value                            13.55%     17.90%     5.41%    10.26%            11.99%
   -  Including Contingent Deferred Sales
      Charge of 1.00%                               12.57%     17.90%     5.41%    10.26%            11.99%
Class I (g)                                         14.85%     19.12%     6.48%    11.40%            12.48%
Class R (h)                                         14.18%     18.48%     5.93%    10.81%            11.87%
Class S (i)                                         14.77%     19.09%     6.46%    11.39%            12.47%
Russell 2000 Index*                                 17.95%     24.12%     6.45%     9.37%            11.03%
S&P Small Cap 600 Index*                            21.22%     24.20%    10.95%    12.17%            13.97%
Russell 2000 Growth Index*                          17.97%     23.23%    -2.54%     4.67%             6.85%

================================================================================
PERFORMANCE SUMMARY
================================================================================

TAMARACK ENTERPRISE FUND

                                                                                                 SINCE
                                                    1 YEAR    3 YEAR    5 YEAR   10 YEAR     INCEPTION (c)
                                                    ------    ------    ------   -------     -------------
Class A (j)
   -  At Net Asset Value                            15.34%     24.13%    16.80%    12.88%            12.82%
   -  Including Maximum Sales Charge of 5.75%        8.72%     21.69%    15.43%    12.22%            12.52%
Class C (j)
   -  At Net Asset Value                            14.43%     23.20%    15.93%    12.04%            11.99%
   -  Including Contingent Deferred Sales
      Charge of 1.00%                               13.43%     23.20%    15.93%    12.04%            11.99%
Class I (k)                                         15.61%     24.45%    17.10%    13.17%            13.11%
Class R (j)                                         15.01%     23.80%    16.49%    12.59%            12.54%
Class S                                             15.57%     24.44%    17.09%    13.16%            13.11%
Russell 2000 Value Index *                          17.75%     24.89%    15.18%    13.33%            13.00%
Russell 2000 Index *                                17.95%     24.12%     6.45%     9.37%            10.21%


--------------------------------------------------------------------------------
TAMARACK ENTERPRISE SMALL CAP FUND

                                                                                                 SINCE
                                                    1 YEAR    3 YEAR    5 YEAR   10 YEAR     INCEPTION (d)
                                                    ------    ------    ------   -------     -------------
Class A (j)
   -  At Net Asset Value                             8.67%     20.19%   9.68%     12.26%            11.95%
   -  Including Maximum Sales Charge of 5.75%        2.42%     17.83%   8.39%     11.60%            11.49%
Class C (j)
   -  At Net Asset Value                             7.89%     19.30%   8.87%     11.42%            11.12%
   -  Including Contingent Deferred Sales
      Charge of 1.00%                                6.89%     19.30%   8.87%     11.42%            11.12%
Class R (j)                                          8.36%     19.86%   9.39%     11.97%            11.67%
Class S                                              8.89%     20.46%   9.94%     12.53%            12.23%
Russell 2000 Index *                                17.95%     24.12%   6.45%      9.37%            11.55%


--------------------------------------------------------------------------------
TAMARACK VALUE FUND

                                                                                                 SINCE
                                                    1 YEAR    3 YEAR    5 YEAR   10 YEAR     INCEPTION (e)
                                                    ------    ------    ------   -------     -------------
Class A (j)
   -  At Net Asset Value                            11.12%     13.14%    5.38%     8.26%            11.86%
   -  Including Maximum Sales Charge of 5.75%        4.72%     10.93%    4.14%     7.62%            11.55%
Class C (j)
   -  At Net Asset Value                            10.29%     12.29%    4.59%     7.45%            11.03%
   -  Including Contingent Deferred Sales
      Charge of 1.00%                                9.29%     12.29%    4.59%     7.45%            11.03%
Class R (j)                                         10.85%     12.85%    5.11%     7.99%            11.58%
Class S                                             11.42%     13.42%    5.64%     8.53%            12.14%
Russell 1000 Value Index *                          16.69%     20.48%    5.76%    11.52%            13.61%
S&P 500 Index *                                     12.25%     16.71%   -1.49%     9.49%            12.79%
S&P 500/Barra Value Index *                         13.82%     20.16%    2.31%     9.83%            12.77%

================================================================================
PERFORMANCE SUMMARY
================================================================================

TAMARACK MICROCAP VALUE FUND

                                                                                     SINCE
                                       1 YEAR    3 YEAR     5 YEAR   10 YEAR     INCEPTION (f)
                                       -----     ------     ------   -------     -------------
Class A (j)
   -  At Net Asset Value               19.62%     26.17%    14.76%    14.16%           10.89%
   -  Including Maximum Sales
      Charge of 5.75%                  12.74%     23.71%    13.40%    13.48%           10.53%
Class C (j)
   -  At Net Asset Value               18.72%     25.24%    13.91%    13.31%           10.07%
   -  Including Contingent Deferred
      Sales Charge of 1.00%            17.72%     25.24%    13.91%    13.31%           10.07%
Class R (j)                            19.27%     25.84%    14.46%    13.87%           10.61%
Class S                                19.89%     26.49%    15.05%    14.44%           11.17%
Russell 2000 Value Index *             17.75%     24.89%    15.18%    13.33%           11.99%
Russell 2000 Index *                   17.95%     24.12%     6.45%     9.37%            9.39%

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END GO TO WWW.TAMARACKFUNDS.COM.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b) The since inception date (commencement of operations) of the Fund is January 1, 1995.
(c) The since inception date (commencement of operations) of the Fund is December 2, 1983.
(d) The since inception date (commencement of operations) of the Fund is August 5, 1991.
(e) The since inception date (commencement of operations) of the Fund is September 30, 1984.
(f) The since inception date (commencement of operations) of the Fund is September 10, 1987.
(g) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of the Funds include the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund's commencement of operations (October 1, 1996 for the Large Cap Growth Fund, June 1, 1994 for the Mid Cap Growth Fund, and May 2, 1997 for the Small Cap Growth Fund), as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. Each CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If each CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(h) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(i) The inception date for Class S of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S.
(j) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).
(k) The inception date for Class I shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I shares, as applicable.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Despite unprecedented natural disasters, climbing oil prices, rising interest rates, continued fears of inflation, and the threat of economic slowdown, U.S. equity markets managed to produce double digit returns (as measured by the S&P
500) for the 12-month period ended September 30, 2005. The most potent market force contributing to equity returns may have been the slate of robust earnings reports delighting investors. June 2005 quarterly earnings reports marked the thirteenth consecutive quarter of double-digit corporate earnings growth.

As U.S. stocks climbed in the year, this allowed both growth and value stocks to post positive returns. Among large-cap companies, value stocks significantly outperformed growth by a margin of 510 basis points, according to the relative Russell Indices. In the size race, mid-cap stocks outperformed small-cap, and large-cap lagged both size categories. For the year, energy stocks dominated index performance along with utility companies. The poorest performing sectors in the market were materials and consumer discretionary. Lower quality companies sporadically outperformed their higher quality brethren; this was particularly evident in the information technology sector.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Large Cap Growth Fund's total return during the twelve-month period ending September 30, 2005 was 7.79% (Class A shares). That compares to a total return of 12.25% for the S&P 500 and 11.60% for the Russell 1000 Growth Index.

During the past twelve months, investors continued to reward cyclical stocks such as energy and utility companies along with lower quality companies in fear of missing a cyclical expansion. Cyclical companies do not have earnings that are predictable over time; their earnings are related to the economic cycle. At the Tamarack Funds, our investment process focuses on companies that have more consistent, predictable earnings growth and are dominant in their industry. Therefore, our exposure in the cyclical sectors is lower than many of our peers. In addition, early in the first quarter of 2005, several of our best performing consumer discretionary stocks in 2004 fell victim to profit-taking by investors. We saw eBay especially affected since this stock had performed so well in 2004. The fundamentals of eBay remain attractive and we continue to own it in the portfolio. Consumer staples was the strongest performing sector in the Fund with Whole Foods Market, Walgreens and PepsiCo making the greatest contribution to return. Our high quality growth approach to investing can result in the Fund's investment performance lagging the market for short-term time periods. However, we have found that these higher quality companies tend to outperform over the long-term.

--------------------------------------------------------------------------------

OUTLOOK

The outlook for markets is that there will likely be a slowdown in economic and corporate profit growth resulting from higher energy prices and the lagged impact of Federal Reserve tightening. As growth slows in the economic cycle and interest rates rise, investors typically seek companies with solid balance sheets and more sustainable earnings. Companies held in the Tamarack Large Cap Growth Fund tend to come into favor during this type of cycle since they possess the consistency of earnings and fundamental strength many investors seek in a flight to quality. While our high quality growth approach to investing has been out of favor for the past couple of years, we stand firmly behind our long-held and successful investment process, especially as we expect favorable market conditions to return.

                                    [PHOTO]

                                 Nancy M. Scinto

                                    [PHOTO]

                              Steven A. Rusnak, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

S&P 500 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

   [PIE CHART]                       TOP FIVE INDUSTRIES
                                     Information Technology       21.8%
COMMON STOCKS                        Healthcare                   19.9%
98.5%                                Consumer Discretionary       15.7%
CASH EQUIVALENTS                     Industrials                  10.9%
1.5%                                 Consumer Staples             10.1%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)

Apache Corp.           3.95%         SLM Corp.              3.13%
General Electric Co.   3.62%         Danaher Corp.          3.05%
Adobe Systems, Inc.    3.45%         PepsiCo, Inc.          3.05%
Ecolab, Inc.           3.14%         Fiserv, Inc.           3.05%
Symantec Corp.         3.14%         Amgen, Inc.            2.86%

*A listing of all portfolio holdings can be found on page 57.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

[DOLLARS IN THOUSANDS]

                                               S&P 500
                                   CLASS A      INDEX
                                   -------    ----------
                    9/30/1995      $ 9,425    $10,000.00
                    3/31/1996       10,564     11,170.46
                    9/30/1996       11,287     12,032.04
                    3/31/1997       12,249     13,384.27
                    9/30/1997       14,857     16,896.03
                    3/31/1998       16,422     19,803.83
                    9/30/1998       14,517     18,430.65
                    3/31/1999       19,011     23,465.05
                    9/30/1999       19,192     23,551.67
                    3/31/2000       23,001     27,672.75
                    9/30/2000       21,609     26,676.68
                    3/31/2001       17,109     21,677.27
                    9/30/2001       14,914     19,578.49
                    3/31/2002       16,252     21,730.16
                    9/30/2002       11,674     15,570.99
                    3/31/2003       11,988     16,351.23
                    9/30/2003       13,912     19,366.23
                    3/31/2004       15,559     22,090.47
                    9/30/2004       15,205     22,050.18
                    3/31/2005       15,774     23,567.69
                    9/30/2005       16,390     24,750.99

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on October 1, 1996. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.00% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Despite unprecedented natural disasters, climbing oil prices, rising interest rates, continued fears of inflation, and the threat of economic slowdown, U.S. equity markets managed to produce double digit returns (as measured by the S&P
500) for the 12-month period ended September 30, 2005. The most potent market force contributing to equity returns may have been the slate of robust earnings reports delighting investors. June 2005 quarterly earnings reports marked the thirteenth consecutive quarter of double-digit corporate earnings growth.

As U.S. stocks climbed in the year, this allowed both growth and value stocks to post positive returns. Among mid-cap companies, value stocks significantly outperformed growth by a margin of 260 basis points, according to the relative Russell Indices. In the size race, mid-cap stocks outperformed small-cap, and large-cap lagged both size categories. For the year, energy stocks dominated index performance along with utility companies. The poorest performing sector in the market was consumer discretionary. Lower quality companies sporadically outperformed their higher quality brethren; this was particularly evident in the information technology sector.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Mid Cap Growth Fund's total return during the twelve-month period ending September 30, 2005 was 15.62% (Class A shares). That compares to a total return of 22.16% for the S&P Midcap 400 Index and 23.5% for the Russell Midcap Growth Index.

During the past twelve months, investors continued to reward cyclical stocks such as energy and utility companies along with lower quality companies for fear of missing a cyclical expansion. Cyclical companies do not have earnings that are predictable over time; their earnings ebb and flow with the economic cycle. At the Tamarack Funds, our investment process focuses on companies that have consistent, predictable earnings growth and are dominant in their industry. Therefore, our exposure in the cyclical sectors is lower than many of our peers. In addition, despite most of our technology companies delivering good financial results throughout the year, our technology holdings suffered from investors' preoccupation with owning lesser quality companies. Health care was the strongest performing group in the portfolio; Omnicare, Express Scripts and Invitrogen performed very well. Our high quality growth approach to investing can result in the Fund's investment performance lagging the market for short-term time periods. However, we believe that these higher quality companies tend to outperform over the long-term time horizon.

--------------------------------------------------------------------------------

OUTLOOK

The outlook for markets is that there will likely be a slowdown in economic and corporate profit growth resulting from higher energy prices and the lagged impact of Federal Reserve tightening. As growth slows in the economic cycle and interest rates rise, investors typically seek companies with solid balance sheets and more sustainable earnings. Companies held in the Tamarack Mid Cap Growth Fund tend to come into favor during this type of cycle since they possess the consistency of earnings and fundamental strength many investors seek in a flight to quality. While our high quality growth approach to investing has been out of favor for the past couple of years, we stand firmly behind our long-held and successful investment process, especially as we expect favorable market conditions to return.


                                    [PHOTO]

                                David J. Cox, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------
BENCHMARK

S&P Midcap 400 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)


      [PIE CHART]                       TOP FIVE INDUSTRIES
                                        Consumer Discretionary       22.7%
COMMON STOCKS                           Healthcare                   21.2%
98.9%                                   Industrials                  19.9%
CASH EQUIVALENTS                        Information Technology       13.6%
1.1%                                    Financials                    9.7%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)

Omnicare, Inc.                  4.45%     Expeditors International
Whole Foods Market, Inc.        3.91%      of Washington, Inc.             3.31%
Roper Industries, Inc.          3.86%     Cognos, Inc.                     3.08%
BJ Services Co.                 3.73%     Chicago Mercantile
SCP Pool Corp.                  3.37%      Exchange Holdings, Inc.         3.07%
Fastenal Co.                    3.31%     Microchip Technology, Inc.       2.82%

*A listing of all portfolio holdings can be found on page 58.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

[DOLLARS IN THOUSANDS]

                                               S&P MIDCAP
                                 CLASS A        400 INDEX
                                 -------       ----------
                  9/30/1995      $ 9,425        $10,000
                  3/31/1996       10,721         10,767
                  9/30/1996       11,203         11,400
                  3/31/1997       12,289         11,911
                  9/30/1997       15,429         15,858
                  3/31/1998       16,983         17,751
                  9/30/1998       14,598         14,858
                  3/31/1999       17,629         17,831
                  9/30/1999       17,726         18,646
                  3/31/2000       23,465         24,622
                  9/30/2000       25,385         26,703
                  3/31/2001       21,420         22,909
                  9/30/2001       20,497         21,630
                  3/31/2002       25,379         27,236
                  9/30/2002       18,970         20,614
                  3/31/2003       19,131         20,849
                  9/30/2003       23,365         26,140
                  3/31/2004       27,057         21,086
                  9/30/2004       25,124         30,729
                  3/31/2005       27,313         34,327
                  9/30/2005       29,049         37,537

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Despite unprecedented natural disasters, climbing oil prices, rising interest rates, continued fears of inflation, and the threat of economic slowdown, U.S. equity markets managed to produce double digit returns for the 12-month period ended September 30, 2005. The most potent market force contributing to equity returns may have been the slate of robust earnings reports delighting investors. The Russell 2000 Growth Index gained 17.97%, while the Russell 2000 returned 17.95%. For the year, energy stocks dominated index performance, followed by utilities and information technology. The poorest performing sectors were materials, telecommunications and consumer discretionary. Lower quality companies sporadically outperformed their higher quality brethren, and this was particularly evident in the information technology sector.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Small Cap Growth Fund's total return during the twelve-month period ending September 30, 2005 was 14.56% (Class A shares). That compares to a total return of 17.95% for the Russell 2000 Index, the Fund's benchmark.

During the past twelve months, investors continued to reward cyclical stocks such as energy and utility companies, along with lower quality companies, in fear of missing a cyclical expansion. At the Tamarack Funds, our investment process focuses on companies that have consistent, profitable and predictable earnings growth; therefore, our exposure to cyclical sectors is lower than our peers. That is not to say we did not participate at all in this sector, however. Consumer retailer Chicos FAS and energy company Newfield Exploration were sold because they reached $5 billion in market capitalization; the maximum level at which we will hold a company. Also, Patina Oil and Gas was acquired and thus dropped out of our holdings. Unfortunately, performance was hindered by returns from consumer discretionary companies, especially certain retailers and restaurants afflicted by the consumer's lower discretionary income from higher energy costs and from disruptions caused by Hurricanes Katrina and Rita. We also do not invest in companies that are unproven or unprofitable. As a result, we were not invested in certain technology and biotechnology companies that performed well during certain periods of the year.

--------------------------------------------------------------------------------

OUTLOOK

The U.S. economy suffered extraordinary blows over the course of the third quarter. Hurricane Katrina, the worst natural disaster in U.S. history, devastated New Orleans and the surrounding Gulf region only to be followed three weeks later by Hurricane Rita. The disruptions in domestic oil and natural gas drilling and refining sent energy prices soaring. Consumer spending plunged by the largest amount since September 2001, and consumer sentiment fell to the lowest level in 13 years. On top of this, the Federal Reserve raised short-term interest rates for the 11th consecutive time to 3.75% as of fiscal year end.

The robust U.S. economy absorbed these blows and the equity markets delivered positive returns. However, based on higher energy prices and the lagged impact of Federal Reserve tightening, most investors now anticipate slowing economic growth and decelerating corporate profit expansion. Also, the yield curve remains exceptionally flat, which normally indicates a slowing economy.

Events like these can cause an increase in risk aversion. Investors decide to sell out of the market or they decide this is not a good time to put their money to work. History teaches that neither of these are wise decisions. At the Tamarack Funds, our consistent investment process has delivered compelling returns over the long-term through many different market cycles. We believe that maintaining a diversified portfolio is the best policy to capitalize on uncertainty.


                                    [PHOTO]

                           Kenneth A. Tyszko, CPA, CFA

                                    [PHOTO]

                                Forbes L. Watson

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------
BENCHMARK

Russell 2000 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

       [PIE CHART]                        TOP FIVE INDUSTRIES
                                          Healthcare                    23.3%
COMMON STOCKS                             Information Technology        20.6%
92.8%                                     Industrials                   16.5%
CASH EQUIVALENTS                          Consumer Discretionary        14.1%
7.2%                                      Financials                    12.4%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)

United Natural Foods, Inc.       2.92%    Cooper Cos., Inc. (The)         2.40%
Simpson Manufacturing Co., Inc.  2.78%    Kyphon, Inc.                    2.32%
ANSYS, Inc.                      2.73%    Knight Transportation, Inc.     2.20%
DRS Technologies, Inc.           2.65%    Shuffle Master, Inc.            2.14%
Teleflex, Inc.                   2.44%    Raymond James Financial, Inc.   1.99%

*A listing of all portfolio holdings can be found beginning on page 59.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT SINCE INCEPTION

                                  [FLOW CHART]

[DOLLARS IN THOUSANDS]

                                                RUSSELL
                                   CLASS A     2000 INDEX
                                   -------     ----------
                    9/30/1995      $ 9,425      $10,000
                    3/31/1996       10,132       10,738
                    9/30/1996       10,740       11,313
                    3/31/1997       11,192       11,287
                    9/30/1997       15,402       15,068
                    3/31/1998       17,281       16,029
                    9/30/1998       13,434       12,203
                    3/31/1999       15,119       13,423
                    9/30/1999       16,983       14,530
                    3/31/2000       19,588       18,429
                    9/30/2000       19,979       17,928
                    3/31/2001       18,022       15,604
                    9/30/2001       16,656       14,126
                    3/31/2002       20,704       17,786
                    9/30/2002       16,101       12,812
                    3/31/2003       16,169       12,990
                    9/30/2003       20,105       17,489
                    3/31/2004       23,014       21,282
                    9/30/2004       23,578       20,772
                    3/31/2005       25,671       22,434
                    9/30/2005       27,010       24,500

The graph reflects an initial investment of $10,000 since inception of January 1, 1995 and is based on Class A shares including the maximum sales charge of 5.75%. The Fund's maximum sales charge is 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on May 2, 1997. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.50% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

MARKET REVIEW

Equity market performance was strong during the 12 months ended September 30, 2005, bolstered by a post-election rally to close 2004, favorable corporate profit and GDP growth and generally positive employment, inflation and consumer fundamentals. Despite this favorable beginning, stock performance has been held back somewhat in 2005 by a troubling mix of rising short-term interest rates, escalating energy costs and renewed concerns about inflation.

The economic landscape during the period was dominated by Federal Reserve monetary policy and the ever increasing dominance of energy prices on market psychology. Since 2004, the Federal Reserve has raised short-term interest rates eleven times to 3.75% at the close of September 2005. A continued tightening policy now appears likely, at least in the short-term, given the adverse economic impact of accelerating commodity prices and energy costs.

The price of oil was the leading factor on investors' minds throughout the period. On the threshold of the critical home heating season, oil prices now hover above $65 a barrel. On the upside, companies involved in energy exploration, production, refining and marketing saw their share prices surge steadily. On the downside, heavy consumers of energy such as chemical manufacturers and packaging companies have been hurt and consumer-oriented companies have come under pressure.

--------------------------------------------------------------------------------

PORTFOLIO REVIEW

The Enterprise Fund generated strong results of 15.34% (Class A, net of fees) during the 12 months ended September 30, 2005, slightly underperforming the Russell 2000 Value Index, the Fund's benchmark, which returned 17.75%. The Fund's stock selection during the period was highly favorable, with significant value added in the financial services, health care, technology and producer durables sectors. The Fund's positions in the other energy sector also contributed to results. On a sector basis, an underweight in the financial services area where rising short-term interest rates have pressured companies also helped the Fund.

Areas that were challenging for the Fund during the fiscal year ended September 30, 2005, were the materials and processing and consumer discretionary sectors. Materials names were impacted negatively by rising energy costs throughout the period and consumer-oriented companies came under pressure in the middle of 2005 due to slowing sentiment and a drop off in spending. Small positions in the utilities sector also detracted from results.

--------------------------------------------------------------------------------

OUTLOOK

Hopes for a stock market rally over the short-term rest with continued strength in corporate earnings and the absence of a prolonged economic impact from the hurricanes. While strong corporate profits may help, persistently high oil prices and the Federal Reserve's determination to head off inflation with higher short-term interest rates may be two difficult headwinds to overcome. Over the longer-term, the market awaits indications of a change in Federal Reserve monetary policy.


                                    [PHOTO]

                                 Lance F. James

                                    [PHOTO]

                              Renie K. Heebner, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)


      [PIE CHART]                             TOP FIVE INDUSTRIES
                                              Consumer Discretionary     19.5%
COMMON STOCKS                                 Financials                 18.6%
94.3%                                         Industrials                15.2%
CASH EQUIVALENTS                              Information Technology     14.5%
4.0%                                          Materials                   9.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS
1.7%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)

Movado Group, Inc.               3.38%   ABM Industries, Inc.              2.45%
Tetra Technologies, Inc.         2.73%   ASTA Funding, Inc.                2.41%
Penwest                                  Gulf Island Fabrication, Inc.     2.26%
 Pharmaceuticals Co.             2.67%   Stellent, Inc.                    2.22%
Rush Enterprises, Inc.,                  Sanders Morris Harris
 Class A                         2.64%    Group, Inc.                      1.98%
EDO Corp.                        2.63%

*A listing of all portfolio holdings can be found beginning on page 61.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

[DOLLARS IN THOUSANDS]

                                                    RUSSELL 2000
                            CLASS A     CLASS S      VALUE INDEX
                            -------     -------     ------------
              9/30/1995     $ 9,425     $10,000        $10,000
              3/31/1996      10,249      10,885         10,743
              9/30/1996      10,751      11,433         11,348
              3/31/1997      11,990      12,766         12,459
              9/30/1997      15,608      16,639         16,188
              3/31/1998      16,110      17,196         17,835
              9/30/1998      12,662      13,532         14,118
              3/31/1999      11,796      12,622         13,906
              9/30/1999      12,457      13,346         14,940
              3/31/2000      13,940      14,953         15,749
              9/30/2000      14,568      15,646         17,235
              3/31/2001      14,656      15,761         18,813
              9/30/2001      16,095      17,329         18,202
              3/31/2002      21,300      22,962         23,280
              9/30/2002      16,555      17,869         17,935
              3/31/2003      17,180      18,567         17,862
              9/30/2003      22,336      24,168         23,614
              3/31/2004      27,869      30,193         29,380
              9/30/2004      27,450      29,793         29,673
              3/31/2005      29,040      31,555         32,255
              9/30/2005      31,661      34,433         34,941

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

MARKET REVIEW

Equity market performance was strong during the 12 months ended September 30, 2005, bolstered by a post-election rally to close 2004, favorable corporate profit and GDP growth and generally positive employment, inflation and consumer fundamentals. Despite this favorable backdrop, stock performance has been held back somewhat in 2005 by a troubling mix of rising short-term interest rates, escalating energy costs and renewed concerns about inflation.

The economic landscape during the period was dominated by Federal Reserve monetary policy and the ever increasing dominance of energy prices on market psychology. Since 2004, the Federal Reserve has raised short-term interest rates eleven times to 3.75% at the close of September 2005. A continued tightening policy now appears likely, at least in the short-term, given the adverse economic impact of accelerating commodity prices and energy costs.

The price of oil was the leading factor on investor minds throughout the period. On the threshold of the critical home heating season, oil prices now hover above $65 a barrel. On the upside, companies involved in energy exploration, production, refining and marketing saw their share prices surge steadily. On the downside, heavy consumers of energy such as chemical manufacturers and packaging companies have been hurt and consumer-oriented companies have come under pressure.

--------------------------------------------------------------------------------

PORTFOLIO REVIEW

During the 12 months ended September 30, 2005, the Enterprise Small Cap Fund underperformed its benchmark, the Russell 2000 Index. The Fund returned 8.67% (Class A, net of fees) versus 17.95% for the benchmark. Fund holdings were pressured during the period by a combination of rising short-term interest rates and energy costs. Energy costs cut into profits for many Fund holdings in the producer durables, materials and processing and consumer discretionary sectors. This resulted in weak stock selection in each of these areas. Stock selection also detracted from results in the financial services sector where interest rate hikes depressed stock valuations.

Areas where performance was favorable for the Fund during the fiscal year ended September 30, 2005, were the autos and transportation, health care and utilities sectors. Additionally, small positions in the other energy sector also realized positive results.

--------------------------------------------------------------------------------

OUTLOOK

Hopes for a stock market rally over the short-term rest with continued strength in corporate earnings and the absence of a prolonged economic impact from the hurricanes. While strong corporate profits may help, persistently high oil prices and the Federal Reserve's determination to head off inflation with higher short-term interest rates may be two difficult headwinds to overcome. Over the longer-term, the market awaits indications of a change in Federal Reserve monetary policy.


                                    [PHOTO]

                                 Lance F. James

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

      [PIE CHART]                TOP FIVE INDUSTRIES
                                 Consumer Discretionary        23.6%
COMMON STOCKS                    Industrials                   18.8%
96.0%                            Financials                    14.8%
CASH EQUIVALENTS                 Materials                     14.1%
4.0%                             Healthcare                     9.2%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)

Gardner Denver, Inc.      3.92%          Hughes Supply, Inc.       2.69%
Carlisle Corp.            3.64%          ElkCorp                   2.64%
Energen Corp.             3.57%          Interface, Inc.           2.62%
Movado Group, Inc.        3.53%          Polymedica Corp.          2.43%
PSS World Medical, Inc.   2.83%          Wabtec Corp.              2.33%

*A listing of all portfolio holdings can be found beginning on page 63.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS


                                  [FLOW CHART]

[DOLLARS IN THOUSANDS]

                                                       RUSSELL
                            CLASS A       CLASS S     2000 INDEX
                            -------       -------     ----------
              9/30/1995     $ 9,425       $10,000      $10,000
              3/31/1996      11,111        11,802       10,738
              9/30/1996      11,626        12,364       11,313
              3/31/1997      12,624        13,441       11,287
              9/30/1997      16,653        17,754       15,068
              3/31/1998      18,161        19,386       16,029
              9/30/1998      13,928        14,886       12,203
              3/31/1999      14,568        15,589       13,423
              9/30/1999      15,891        17,025       14,530
              3/31/2000      17,360        18,623       18,429
              9/30/2000      18,874        20,273       17,928
              3/31/2001      18,693        20,102       15,604
              9/30/2001      17,807        19,174       14,126
              3/31/2002      21,912        23,622       17,786
              9/30/2002      17,256        18,627       12,812
              3/31/2003      16,994        18,366       12,990
              9/30/2003      22,305        24,136       17,489
              3/31/2004      27,227        29,498       21,282
              9/30/2004      27,570        29,902       20,772
              3/31/2005      29,007        31,496       22,434
              9/30/2005      29,961        32,560       24,500

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

MARKET REVIEW

Equity market performance was strong during the 12 months ended September 30, 2005, bolstered by a post-election rally to close 2004, favorable corporate profit and GDP growth and generally positive employment, inflation and consumer fundamentals. Despite this favorable backdrop, stock performance has been held back somewhat in 2005 by a troubling mix of rising short-term interest rates, escalating energy costs and renewed concerns about inflation.

The economic landscape during the period was dominated by Federal Reserve monetary policy and the ever increasing dominance of energy prices on market psychology. Since 2004, the Federal Reserve has raised short-term interest rates eleven times to 3.75% at the close of September 2005. A continued tightening policy now appears likely, at least in the short-term, given the adverse economic impact of accelerating commodity prices and energy costs.

The price of oil was the leading factor on investors' minds throughout the period. On the threshold of the critical home heating season, oil prices now hover above $65 a barrel. On the upside, companies involved in energy exploration, production, refining and marketing saw their share prices surge steadily. On the downside, heavy consumers of energy such as chemical manufacturers and packaging companies have been hurt and consumer-oriented companies have come under pressure.

--------------------------------------------------------------------------------

PORTFOLIO REVIEW

Absolute results for the Value Fund were strong during the 12 months ended September 30, 2005, but the Fund underperformed its benchmark, the Russell 1000 Value Index. Class A, net of fees, returns were 11.12% versus 16.69% for the benchmark. Stock selection in the consumer sectors and health care detracted from results during the period. Additionally, the Fund's lack of holdings in the strong performing sector of other energy was a drag on performance. Fund management continues to exercise its disciplined value investment approach and views energy stocks as too highly valued on a price-to-equity basis and unsustainable over time.

Areas of strength for the Fund were the technology, producer durables, utilities and integrated oils sectors, where stock selection added considerable value during the fiscal year ended September 30, 2005. The Fund's financial services positions also performed favorably and a relative underweight in the sector versus the Russell 1000 Value Index helped.

--------------------------------------------------------------------------------

OUTLOOK

Hopes for a stock market rally over the short-term rest with continued strength in corporate earnings and the absence of a prolonged economic impact from the hurricanes. While strong corporate profits may help, persistently high oil prices and the Federal Reserve's determination to head off inflation with higher short-term interest rates may be two difficult headwinds to overcome. Over the longer-term, the market awaits indications of a change in Federal Reserve monetary policy.


                                    [PHOTO]

                              Anthony M. Maramarco,
                                    PhD, CFA

                                    [PHOTO]

                              Michael P. Stack, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

--------------------------------------------------------------------------------

BENCHMARK

Russell 1000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)


      [PIE CHART]                           TOP FIVE INDUSTRIES
                                            Financials                   25.6%
COMMON STOCKS                               Industrials                  13.6%
99.1%                                       Consumer Discretionary       13.3%
CASH EQUIVALENTS                            Energy                       10.9%
0.9%                                        Consumer Staples              9.2%


--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)


Exxon Mobil Corp.           3.68%       Diageo PLC ADR              2.90%
Citigroup, Inc.             3.51%       Symantec Corp.              2.85%
American International                  BP PLC ADR                  2.83%
 Group, Inc.                3.24%       Limited Brands, Inc.        2.75%
Tyco International Ltd.     3.02%       Morgan Stanley              2.75%
Bank of America Corp.       2.92%

*A listing of all portfolio holdings can be found beginning on page 65.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS


                                  [FLOW CHART]

[DOLLARS IN THOUSANDS]

                                                      RUSSELL 1000
                           CLASS A       CLASS S      VALUE INDEX
                           -------       -------      -----------
             9/30/1995     $ 9,425       $10,000        $10,000
             3/31/1996      10,425        11,074         11,267
             9/30/1996      11,019        11,718         11,795
             3/31/1997      12,114        12,899         13,304
             9/30/1997      15,171        16,175         16,785
             3/31/1998      17,032        18,181         19,579
             9/30/1998      13,928        14,887         17,389
             3/31/1999      15,827        16,937         20,566
             9/30/1999      15,770        16,897         20,644
             3/31/2000      15,088        16,187         21,869
             9/30/2000      16,044        17,234         22,484
             3/31/2001      16,920        18,197         21,929
             9/30/2001      15,878        17,098         20,780
             3/31/2002      18,383        19,819         22,890
             9/30/2002      14,394        15,539         17,009
             3/31/2003      13,447        14,534         17,673
             9/30/2003      15,900        17,207         21,154
             3/31/2004      18,208        19,729         24,884
             9/30/2004      18,760        20,347         25,494
             3/31/2005      20,714        22,492         28,164
             9/30/2005      20,846        22,671         29,748

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund
--------------------------------------------------------------------------------

MARKET REVIEW

Equity market performance was strong during the 12 months ended September 30, 2005, bolstered by a post-election rally to close 2004, favorable corporate profit and GDP growth and generally positive employment, inflation and consumer fundamentals. Despite this favorable backdrop, stock performance has been held back somewhat in 2005 by a troubling mix of rising short-term interest rates, escalating energy costs and renewed concerns about inflation.

The economic landscape during the period was dominated by Federal Reserve monetary policy and the ever increasing dominance of energy prices on market psychology. Since 2004, the Federal Reserve has raised short-term interest rates eleven times to 3.75% at the close of September 2005. A continued tightening policy now appears likely, at least in the short-term, given the adverse economic impact of accelerating commodity prices and energy costs.

The price of oil was the leading factor on investor minds throughout the period. On the threshold of the critical home heating season, oil prices now hover above $65 a barrel. On the upside, companies involved in energy exploration, production, refining and marketing saw their share prices surge steadily. On the downside, heavy consumers of energy such as chemical manufacturers and packaging companies have been hurt and consumer-oriented companies have come under pressure.

--------------------------------------------------------------------------------

PORTFOLIO REVIEW

The Microcap Value Fund realized strong results during the 12 months ended September 30, 2005, outperforming its benchmark, the Russell 2000 Value Index. Class A, net of fees, returns were 19.62% versus 17.75% for the benchmark. Both stock selection and relative sector positioning versus the benchmark added value during the period. Performance for Fund holdings in the other energy, producer durables, autos and transportation and health care sectors was particularly favorable. The Fund's prescribed methodology of underweighting the financial services sector also added value, as rising short-term interest rates pressured companies in this space.

Areas that were challenging for the Fund during the fiscal year ended September 30, 2005, were the consumer sectors and technology, where stock selection detracted from overall results. Additionally, a relative overweight in the consumer discretionary sector hurt as consumer holdings came under pressure from declining consumer sentiment and a drop off in spending.

--------------------------------------------------------------------------------

OUTLOOK

Hopes for a stock market rally over the short-term rest with continued strength in corporate earnings and the absence of a prolonged economic impact from the hurricanes. While strong corporate profits may help, persistently high oil prices and the Federal Reserve's determination to head off inflation with higher short-term interest rates may be two difficult headwinds to overcome. Over the longer-term, the market awaits indications of a change in Federal Reserve monetary policy.


                                    [PHOTO]

                              Anthony M. Maramarco,
                                    PhD, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

     [PIE CHART]                            TOP FIVE INDUSTRIES
COMMON STOCKS                               Consumer Discretionary       24.4%
98.6%                                       Financials                   18.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS          Industrials                  14.5%
1.4%                                        Materials                     8.2%
                                            Information Technology        7.4%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)

AMERCO                  1.34%      RTI International Metals, Inc.      0.97%
Aviall, Inc.            1.22%      United Fire & Casualty Co.          0.96%
Stewart Information                Old Dominion Freight Line, Inc.     0.93%
 Services Corp.         1.09%      South Jersey Industries, Inc.       0.89%
Stein Mart, Inc.        1.01%      Sports Authority, Inc. (The)        0.84%
Dril-Quip, Inc.         0.98%

*A listing of all portfolio holdings can be found beginning on page 67.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS


                                  [FLOW CHART]

[DOLLARS IN THOUSANDS]

                                                      RUSSELL 2000
                                CLASS A     CLASS S    VALUE INDEX
                                --------    -------   ------------
                  9/30/1995     $ 9,425     $10,000     $10,000
                  3/31/1996      10,106      10,740      10,743
                  9/30/1996      10,424      11,092      11,348
                  3/31/1997      11,320      12,060      12,459
                  9/30/1997      14,904      15,898      16,188
                  3/31/1998      15,730      16,800      17,835
                  9/30/1998      13,446      14,379      14,118
                  3/31/1999      13,076      14,000      13,906
                  9/30/1999      14,507      15,552      14,940
                  3/31/2000      16,674      17,897      15,749
                  9/30/2000      17,793      19,122      17,235
                  3/31/2001      17,605      18,943      18,813
                  9/30/2001      18,115      19,517      18,202
                  3/31/2002      22,296      24,050      23,280
                  9/30/2002      17,630      19,042      17,935
                  3/31/2003      16,970      18,351      17,862
                  9/30/2003      23,591      25,542      23,614
                  3/31/2004      29,905      32,419      29,380
                  9/30/2004      29,603      32,146      29,673
                  3/31/2005      32,795      35,665      32,255
                  9/30/2005      35,395      38,539      34,941

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

                                            TAMARACK          TAMARACK         TAMARACK         TAMARACK
                                           LARGE CAP          MID CAP         SMALL CAP        ENTERPRISE
                                          GROWTH FUND       GROWTH FUND      GROWTH FUND          FUND
                                        ---------------   ---------------   -------------   ---------------
ASSETS:
Investments, at market value (cost
  $137,882,981; $95,132,552;
  $10,427,657 and $279,227,566,
  respectively)                         $ 155,102,243     $ 109,975,104    $  12,675,690    $ 371,713,910
Investment of Cash Collateral
  for Securities on Loan, at
  market value (cost $18,224,322;
  $16,660,906; $- and
  $41,889,360, respectively)               18,224,322        16,660,906                -       41,889,360
                                        -------------     -------------    -------------    -------------
Total Investments                         173,326,565       126,636,010       12,675,690      413,603,270
Interest and dividends receivable              66,388            32,835            4,311          311,432
Cash                                                -                 -                -           43,439
Receivable for capital shares issued              826           126,969           24,194          138,195
Receivable for investments sold             2,320,182                 -                -          778,235
Receivable from advisor                             -                 -            4,938                -
Prepaid expenses                               32,637            21,725           21,607           54,547
                                        -------------     -------------    -------------    -------------
  Total Assets                            175,746,598       126,817,539       12,730,740      414,929,118
                                        -------------     -------------    -------------    -------------

LIABILITIES:
Payable for capital shares redeemed            21,215            79,510           18,584           90,316
Payable for investments purchased           1,731,093                 -          559,827        1,608,082
Payable upon return of securities on
  loan                                     18,224,322        16,660,906                -       41,889,360
Accrued expenses and other
  payables:
  Investment advisory fees                     42,331            47,704                -          180,951
  Administration fees                          12,785             9,075              941           30,396
  Distribution fees                             4,160            37,184            4,970            9,468
  Other                                       106,249            55,083           26,731          210,472
                                        -------------     -------------    -------------    -------------
   Total Liabilities                       20,142,155        16,889,462          611,053       44,019,045
                                        -------------     -------------    -------------    -------------
   Net Assets                           $ 155,604,443     $ 109,928,077    $  12,119,687    $ 370,910,073
                                        =============     =============    =============    =============

NET ASSETS CONSIST OF:
Capital                                 $ 179,644,796     $  93,484,784    $   7,112,288    $ 238,616,141
Undistributed net investment
  income (loss)                                63,066                 -                -                -
Accumulated net realized gains
  (losses) from investment
  transactions                            (41,322,681)        1,600,741        2,759,366       39,807,588
Net unrealized appreciation on
  investments                              17,219,262        14,842,552        2,248,033       92,486,344
                                        -------------     -------------    -------------    -------------
  Net Assets                            $ 155,604,443     $ 109,928,077    $  12,119,687    $ 370,910,073
                                        =============     =============    =============    =============

NET ASSETS:
Class A                                 $   6,280,301     $  45,358,791    $   7,476,165    $  12,855,645
Class I                                     3,635,772        62,652,395        4,362,800       29,553,578
Class C                                        24,966           370,227           54,413          800,583
Class R                                        14,670            31,579           70,231           59,431
Class S                                   145,648,734         1,515,085          156,078      327,640,836
                                        -------------     -------------    -------------    -------------
 Total                                  $ 155,604,443     $ 109,928,077    $  12,119,687    $ 370,910,073
                                        =============     =============    =============    =============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                      TAMARACK        TAMARACK      TAMARACK     TAMARACK
                                     LARGE CAP        MID CAP       SMALL CAP   ENTERPRISE
                                    GROWTH FUND     GROWTH FUND    GROWTH FUND     FUND
                                    -----------     -----------   ------------  -----------
SHARES OUTSTANDING:
Class A                                 589,975      3,872,755       553,355        485,858
Class I                                 338,179      5,209,642       315,873      1,112,336
Class C                                   2,371         31,955         4,078         30,590
Class R                                   1,384          2,707         5,225          2,255
Class S                              13,546,031        125,898        11,310     12,334,028
                                     ----------     ----------    ----------    -----------
 Total                               14,477,940      9,242,957       889,841     13,965,067
                                     ==========     ==========    ==========    ===========

NET ASSET VALUES:
Class A (a)                          $    10.65     $    11.71    $    13.51    $     26.46
                                     ==========     ==========    ==========    ===========
Class I                              $    10.75     $    12.03    $    13.81    $     26.57
                                     ==========     ==========    ==========    ===========
Class C (b)                          $    10.53     $    11.59    $    13.34    $     26.17
                                     ==========     ==========    ==========    ===========
Class R                              $    10.60     $    11.67    $    13.44    $     26.35
                                     ==========     ==========    ==========    ===========
Class S                              $    10.75     $    12.03    $    13.80    $     26.56
                                     ==========     ==========    ==========    ===========

MAXIMUM OFFERING PRICE PER SHARE:
Class A                              $    11.30     $    12.42    $    14.33    $     28.07
                                     ==========     ==========    ==========    ===========
Maximum Sales Charge - Class A             5.75%          5.75%         5.75%          5.75%
                                     ==========     ==========    ==========    ===========

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (this redemption fee is only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

                                                    TAMARACK                           TAMARACK
                                                   ENTERPRISE         TAMARACK         MICROCAP
                                                 SMALL CAP FUND      VALUE FUND       VALUE FUND
                                                 --------------    -------------     -------------
ASSETS:
Investments, at market value (cost
  $51,053,665; $262,395,131
  and $170,874,409, respectively)                $  71,512,913     $ 368,648,594     $ 233,903,684
Investment of Cash Collateral
  for Securities on Loan, at
  market value (cost $9,928,144; $48,152,317
  and $-, respectively)                              9,928,144        48,152,317                 -
                                                 -------------     -------------     -------------
Total Investments                                   81,441,057       416,800,911       233,903,684
Interest and dividends receivable                       47,667           785,772           106,219
Cash                                                   168,174                 -            64,420
Receivable for capital shares issued                    26,053           134,163           243,718
Receivable for investments sold                        158,690         3,408,307        16,385,474
Prepaid expenses                                        26,013            56,483            35,616
                                                 -------------     -------------     -------------
  Total Assets                                      81,867,654       421,185,636       250,739,131
                                                 -------------     -------------     -------------

LIABILITIES:
Payable for capital shares redeemed                     33,264           117,679           157,188
Payable for investments purchased                      465,633         3,395,640         6,460,409
Payable upon return of securities on loan            9,928,144        48,152,317                 -
Accrued expenses and other payables:
  Investment advisory fees                              40,511           191,317           151,250
  Administration fees                                    5,870            30,472            19,897
  Distribution fees                                      2,695             1,381             6,827
  Other                                                 36,006           179,241            54,627
                                                 -------------     -------------     -------------
   Total Liabilities                                10,512,123        52,068,047         6,850,198
                                                 -------------     -------------     -------------
   Net Assets                                    $  71,355,531     $ 369,117,589     $ 243,888,933
                                                 =============     =============     =============

NET ASSETS CONSIST OF:
Capital                                          $  40,853,106     $ 210,033,254     $ 164,241,488
Undistributed net investment
  income (loss)                                              -         4,586,539           (76,544)
Accumulated net realized gains
  from investments                                  10,043,177        48,244,333        16,694,714
Net unrealized appreciation on
  investments                                       20,459,248       106,253,463        63,029,275
                                                 -------------     -------------     -------------
  Net Assets                                     $  71,355,531     $ 369,117,589     $ 243,888,933
                                                 =============     =============     =============

NET ASSETS:
Class A                                          $   2,793,216     $   2,135,779     $  10,328,217
Class C                                                473,496            26,596           506,479
Class R                                                 17,533             3,693           142,591
Class S                                             68,071,286       366,951,521       232,911,646
                                                 -------------     -------------     -------------
 Total                                           $  71,355,531     $ 369,117,589     $ 243,888,933
                                                 =============     =============     =============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                       TAMARACK                        TAMARACK
                                      ENTERPRISE        TAMARACK       MICROCAP
                                   SMALL CAP FUND      VALUE FUND     VALUE FUND
                                   ----------------   ------------  --------------
SHARES OUTSTANDING:
Class A                                  84,751         46,773          479,970
Class C                                  14,529            588           23,747
Class R                                     534             81            6,641
Class S                               2,058,720      8,016,286       10,787,389
                                      ---------      ---------      -----------
 Total                                2,158,534      8,063,728       11,297,747
                                      =========      =========      ===========

NET ASSET VALUES:
Class A (a)                           $   32.96      $   45.66      $     21.52
                                      =========      =========      ===========
Class C (b)                           $   32.59      $   45.22      $     21.33
                                      =========      =========      ===========
Class R                               $   32.81      $   45.59      $     21.47
                                      =========      =========      ===========
Class S                               $   33.06      $   45.78      $     21.59
                                      =========      =========      ===========

MAXIMUM OFFERING PRICE PER SHARE:
Class A                               $   34.97      $   48.45      $     22.82
                                      =========      =========      ===========
Maximum Sales Charge - Class A             5.75%          5.75%            5.75%
                                      =========      =========      ===========

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (this redemption fee is only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

FOR THE
YEAR ENDED
SEPTEMBER 30, 2005

                                           TAMARACK          TAMARACK          TAMARACK          TAMARACK
                                          LARGE CAP          MID CAP          SMALL CAP         ENTERPRISE
                                         GROWTH FUND       GROWTH FUND       GROWTH FUND           FUND
                                        ------------      ------------      ------------      ------------
INVESTMENT INCOME:
  Interest income                       $          -      $          -      $          -      $    118,669
  Dividend income                          2,010,560           558,575            47,699         3,522,421
  Securities lending income (a)               17,656            21,220                 -            61,487
                                        ------------      ------------      ------------      ------------
   Total Investment Income                 2,028,216           579,795            47,699         3,702,577
                                        ------------      ------------      ------------      ------------
EXPENSES:
  Investment advisory fees                 1,222,143           780,154            99,878         3,485,187
  Administration fees                        174,590           111,449            14,268           370,584
  Distribution fees - Class A                 42,683           341,703            39,666            43,326
  Distribution fees - Class C                     44             2,342             1,933             4,050
  Distribution fees - Class R                    336               391               279               220
  Accounting fees                            127,364            83,661            16,769           265,532
  Custodian fees                               6,154             2,308             4,603             9,518
  Insurance fees                              27,888            16,331             1,392            32,339
  Legal and Audit fees                        34,718            30,136            19,252           123,459
  Registration and filing fees                71,830            71,573            59,621            71,198
  Shareholder reports                         74,479            15,801             8,440           112,095
  Transfer agent fees                        405,111           251,777            70,969           536,842
  Trustees' fees                              21,290            21,290            21,290            21,290
  Other fees                                  13,175            13,317            10,204            18,115
                                        ------------      ------------      ------------      ------------
  Total expenses before fee
   reductions                              2,221,805         1,742,233           368,564         5,093,755
  Expenses reduced by:
   Advisor                                  (593,150)         (206,484)         (122,622)       (1,043,678)
   Distributor                               (21,342)         (170,851)          (19,833)          (21,663)
                                        ------------      ------------      ------------      ------------
   Net Expenses                            1,607,313         1,364,898           226,109         4,028,414
                                        ------------      ------------      ------------      ------------
NET INVESTMENT INCOME (LOSS)                 420,903          (785,103)         (178,410)         (325,837)
                                        ------------      ------------      ------------      ------------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
Net realized gains from investment
  transactions                             9,890,744         4,851,209         3,703,428        40,499,861
Net change in unrealized
  appreciation (depreciation) on
  investments                              4,068,284        12,514,711        (1,413,499)       13,660,780
                                        ------------      ------------      ------------      ------------
Net realized/unrealized gains from
  investments                             13,959,028        17,365,920         2,289,929        54,160,641
                                        ------------      ------------      ------------      ------------
Change in net assets resulting from
  operations                            $ 14,379,931      $ 16,580,817      $  2,111,519      $ 53,834,804
                                        ============      ============      ============      ============

(a) For more information on Securities Lending please see Footnote 2 in the Notes to Financial Statements.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

FOR THE
YEAR ENDED
SEPTEMBER 30, 2005

                                                      TAMARACK                            TAMARACK
                                                     ENTERPRISE         TAMARACK          MICROCAP
                                                   SMALL CAP FUND      VALUE FUND        VALUE FUND
                                                   --------------     ------------      ------------
INVESTMENT INCOME:
  Interest income                                   $          -      $          -      $     47,556
  Dividend income                                        570,173         9,773,324         2,993,840
  Securities lending income (a)                           12,323            39,893                --
                                                    ------------      ------------      ------------
   Total Investment Income                               582,496         9,813,217         3,041,396
                                                    ------------      ------------      ------------

EXPENSES:
  Investment advisory fees                               830,083         3,296,559         2,109,371
  Administration fees                                     75,576           387,827           234,372
  Distribution fees - Class A                             13,395             7,640            28,659
  Distribution fees - Class C                              2,344               216             3,458
  Distribution fees - Class R                                 73                18               589
  Accounting fees                                         59,765           275,977           180,749
  Custodian fees                                           5,415             4,895             9,477
  Insurance fees                                           2,998            26,188            21,040
  Legal and Audit fees                                    26,048            64,460            37,260
  Registration and filing fees                            47,355            57,293            56,836
  Shareholder reports                                     30,704           132,587            29,151
  Transfer agent fees                                    121,507           579,823           151,195
  Trustees' fees                                          21,290            21,290            21,290
  Other fees                                              10,941            16,757            14,407
                                                    ------------      ------------      ------------

  Total expenses before fee reductions                 1,247,494         4,871,530         2,897,854
  Expenses reduced by:
   Advisor                                              (249,189)         (951,678)         (362,958)
   Distributor                                            (6,697)           (3,820)          (14,330)
                                                    ------------      ------------      ------------
   Net Expenses                                          991,608         3,916,032         2,520,566
                                                    ------------      ------------      ------------

NET INVESTMENT INCOME (LOSS)                            (409,112)        5,897,185           520,830
                                                    ------------      ------------      ------------

REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions       10,480,520        64,773,465        21,614,084
Net change in unrealized appreciation
  (depreciation) on investments                       (3,562,811)      (28,299,097)       20,104,548
                                                    ------------      ------------      ------------
Net realized/unrealized gains from investments         6,917,709        36,474,368        41,718,632
                                                    ------------      ------------      ------------
Change in net assets resulting from operations      $  6,508,597      $ 42,371,553      $ 42,239,462
                                                    ============      ============      ============

(a) For more information on Securities Lending please see Footnote 2 in the Notes to Financial Statements.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK LARGE CAP
GROWTH FUND

                                                              FOR THE           FOR THE
                                                             YEAR ENDED        PERIOD ENDED         FOR THE
                                                            SEPTEMBER 30,      SEPTEMBER 30,       YEAR ENDED
                                                                2005             2004 (a)        APRIL 30, 2004
                                                          ----------------   ----------------   ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                             $     420,903      $     (26,817)     $    (317,701)
  Net realized gains from investment transactions              9,890,744          4,112,653         39,611,296
  Net change in unrealized appreciation (depreciation)
   on investments                                              4,068,284         (7,338,820)       (35,261,897)
                                                           -------------      -------------      -------------
Change in net assets resulting from operations                14,379,931         (3,252,984)         4,031,698
                                                           -------------      -------------      -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                                        -                  -                  -

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                     (28,865)                 -                  -
  From net realized gains from investment
   transactions                                                        -                  -                  -

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                                        -                  -                  -

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                         (42)                 -                  -
  From net realized gains from investment
   transactions                                                        -                  -                  -

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                    (328,930)                 -                  -
  From net realized gains from investment
   transactions                                                        -                  -                  -
                                                           -------------      -------------      -------------
Change in net assets from shareholder distributions             (357,837)                 -                  -
                                                           -------------      -------------      -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  7,534,200          3,053,402         15,996,157
  Proceeds from shares exchanged from Class B                          -                  -          1,987,261
  Proceeds from shares issued in connection with
   merger                                                              -                  -        196,009,945
  Dividends reinvested                                           313,496                  -                  -
  Cost of shares redeemed                                    (65,259,273)       (30,868,517)       (31,125,993)
  Cost of shares exchanged to Class A                                  -                  -         (1,987,261)
                                                           -------------      -------------      -------------
Change in net assets from capital transactions               (57,411,577)       (27,815,115)       180,880,109
                                                           -------------      -------------      -------------
Net increase (decrease) in net assets                        (43,389,483)       (31,068,099)       184,911,807

NET ASSETS:
  Beginning of period                                        198,993,926        230,062,025         45,150,218
                                                           -------------      -------------      -------------
  End of period                                            $ 155,604,443      $ 198,993,926      $ 230,062,025
                                                           =============      =============      =============
  Undistributed net investment income                      $      63,066      $           -      $           -
                                                           =============      =============      =============

SHARE TRANSACTIONS:
  Issued                                                         713,468            305,227          1,673,420
  Issued in connection with exchange from Class B                      -                  -            202,575
  Issued in connection with merger                                     -                  -         18,955,270
  Reinvested                                                      29,246                  -                  -
  Redeemed                                                    (6,226,950)        (3,106,072)        (3,262,576)
  Shares exchanged to Class A                                          -                  -           (211,862)
                                                           -------------      -------------      -------------
Change in shares from capital transactions                    (5,484,236)        (2,800,845)        17,356,827
                                                           =============      =============      =============

(a)  For the period from May 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MID CAP
GROWTH FUND

                                                               FOR THE           FOR THE
                                                             YEAR ENDED        PERIOD ENDED         FOR THE
                                                            SEPTEMBER 30,      SEPTEMBER 30,       YEAR ENDED
                                                                2005             2004 (a)        APRIL 30, 2004
                                                          ----------------   ----------------   ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss                                      $    (785,103)     $    (414,620)     $  (1,031,601)
  Net realized gains (losses) from investment
   transactions                                                4,851,209         (3,250,469)        27,704,759
  Net change in unrealized appreciation (depreciation)
   on investments                                             12,514,711         (2,881,868)        14,143,726
                                                           -------------      -------------      -------------
Change in net assets resulting from operations                16,580,817         (6,546,957)        40,816,884
                                                           -------------      -------------      -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                               (9,226,758)                 -                  -

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                               (5,318,196)                 -                  -

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                                   (1,745)                 -                  -

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                                  (10,043)                 -                  -

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                                  (32,824)                 -                  -
                                                           -------------      -------------      -------------
Change in net assets from shareholder distributions          (14,589,566)                 -                  -
                                                           -------------      -------------      -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 74,209,628          7,951,481         45,286,486
  Proceeds from shares exchanged from Class B                          -                  -          6,045,653
  Dividends reinvested                                        13,891,641                  -                  -
  Cost of shares redeemed                                    (98,231,552)       (23,536,702)       (96,598,044)
  Cost of shares exchanged to Class A                                  -                  -         (6,045,653)
                                                           -------------      -------------      -------------
Change in net assets from capital transactions               (10,130,283)       (15,585,221)       (51,311,558)
                                                           -------------      -------------      -------------
Net increase (decrease) in net assets                         (8,139,032)       (22,132,178)       (10,494,674)

NET ASSETS:
  Beginning of period                                        118,067,109        140,199,287        150,693,961
                                                           -------------      -------------      -------------
  End of period                                            $ 109,928,077      $ 118,067,109      $ 140,199,287
                                                           =============      =============      =============
  Undistributed net investment loss                        $           -      $           -      $           -
                                                           =============      =============      =============

SHARE TRANSACTIONS:
  Issued                                                       6,135,280            664,395          4,024,702
  Issued in connection with exchange from Class B                      -                  -            506,336
  Reinvested                                                   1,240,365                  -                  -
  Redeemed                                                    (8,254,491)        (1,961,518)        (8,386,869)
  Shares exchanged to Class A                                          -                  -           (551,611)
                                                           -------------      -------------      -------------
Change in shares from capital transactions                      (878,846)        (1,297,123)        (4,407,442)
                                                           =============      =============      =============

(a)  For the period from May 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK SMALL CAP
GROWTH FUND

                                                              FOR THE          FOR THE
                                                             YEAR ENDED      PERIOD ENDED         FOR THE
                                                           SEPTEMBER 30,     SEPTEMBER 30,       YEAR ENDED
                                                                2005            2004 (a)       APRIL 30, 2004
                                                           ------------      ------------      --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss                                      $   (178,410)     $    (96,856)     $   (306,750)
  Net realized gains from investment transactions             3,703,428         1,605,192         3,625,637
  Net change in unrealized appreciation (depreciation)
   on investments                                            (1,413,499)         (718,396)        2,579,437
                                                           ------------      ------------      ------------
Change in net assets resulting from operations                2,111,519           789,940         5,898,324
                                                           ------------      ------------      ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          -                 -                 -
  From net realized gains from investment
   transactions                                              (1,256,803)                -                 -

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                          -                 -                 -
  From net realized gains from investment
   transactions                                                (925,783)                -                 -

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          -                 -                 -
  From net realized gains from investment
   transactions                                                 (32,395)                -                 -

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          -                 -                 -
  From net realized gains from investment
   transactions                                                  (3,485)                -                 -

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                          -                 -                 -
  From net realized gains from investment
   transactions                                                  (8,473)                -                 -
                                                           ------------      ------------      ------------
Change in net assets from shareholder distributions          (2,226,939)                -                 -
                                                           ------------      ------------      ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 3,442,173         1,651,380        10,720,002
  Proceeds from shares exchanged from Class B                         -                 -         2,202,168
  Dividends reinvested                                        2,009,230                 -                 -
  Cost of shares redeemed                                   (11,564,249)       (5,686,783)      (18,175,934)
  Cost of shares exchanged to Class A                                 -                 -        (2,202,168)
                                                           ------------      ------------      ------------
Change in net assets from capital transactions               (6,112,846)       (4,035,403)       (7,455,932)
                                                           ------------      ------------      ------------
Net increase (decrease) in net assets                        (6,228,266)       (3,245,463)       (1,557,608)

NET ASSETS:
  Beginning of period                                        18,347,953        21,593,416        23,151,024
                                                           ------------      ------------      ------------
  End of period                                            $ 12,119,687      $ 18,347,953      $ 21,593,416
                                                           ============      ============      ============
  Undistributed net investment loss                        $          -      $          -      $          -
                                                           ============      ============      ============

SHARE TRANSACTIONS:
  Issued                                                        259,097           124,063           845,646
  Issued in connection with exchange from Class B                     -                 -           170,843
  Reinvested                                                    153,486                 -                 -
  Redeemed                                                     (842,127)         (424,896)       (1,494,087)
  Shares exchanged to Class A                                         -                 -          (181,547)
                                                           ------------      ------------      ------------
Change in shares from capital transactions                     (429,544)         (300,833)         (659,145)
                                                           ============      ============      ============

(a)  For the period from May 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE FUND

                                                              FOR THE            FOR THE
                                                             YEAR ENDED        PERIOD ENDED         FOR THE
                                                            SEPTEMBER 30,      SEPTEMBER 30,       YEAR ENDED
                                                                2005             2004 (a)        JUNE 30, 2004
                                                           -------------      -------------      -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss                                      $    (325,837)     $    (104,378)     $    (281,448)
  Net realized gains from investment transactions             40,499,861          5,563,413         25,350,262
  Net change in unrealized appreciation (depreciation)
   on investments                                             13,660,780         (7,233,137)        52,621,447
                                                           -------------      -------------      -------------
Change in net assets resulting from operations                53,834,804         (1,774,102)        77,690,261
                                                           -------------      -------------      -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                                 (208,822)                 -                  -

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                               (1,038,199)                 -                  -

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                                   (6,851)                 -                  -

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                           -                  -                  -
  From net realized gains from investment
   transactions                                                     (256)                 -                  -

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                           -                  -            (43,832)
  From net realized gains from investment
   transactions                                              (13,287,687)                 -                  -
                                                           -------------      -------------      -------------
Change in net assets from shareholder distributions          (14,541,815)                 -            (43,832)
                                                           -------------      -------------      -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 32,012,787         34,285,637        160,648,059
  Dividends reinvested                                        13,257,456                  -             38,566
  Cost of shares redeemed                                    (89,251,428)       (24,741,238)       (79,156,190)
                                                           -------------      -------------      -------------
Change in net assets from capital transactions               (43,981,185)         9,544,399         81,530,435
                                                           -------------      -------------      -------------
Net increase (decrease) in net assets                         (4,688,196)         7,770,297        159,176,864

NET ASSETS:
  Beginning of period                                        375,598,269        367,827,972        208,651,108
                                                           -------------      -------------      -------------
  End of period                                            $ 370,910,073      $ 375,598,269      $ 367,827,972
                                                           =============      =============      =============
  Undistributed net investment income                      $           -      $     357,106      $           -
                                                           =============      =============      =============

SHARE TRANSACTIONS:
  Issued                                                       1,293,578          1,452,014          7,145,481
  Reinvested                                                     529,664                  -              1,685
  Redeemed                                                    (3,608,846)        (1,088,325)        (3,572,168)
                                                           -------------      -------------      -------------
Change in shares from capital transactions                    (1,785,604)           363,689          3,574,998
                                                           =============      =============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE
SMALL CAP FUND


                                                              FOR THE          FOR THE
                                                             YEAR ENDED      PERIOD ENDED        FOR THE
                                                           SEPTEMBER 30,     SEPTEMBER 30,      YEAR ENDED
                                                                2005            2004 (a)       JUNE 30, 2004
                                                           ------------      ------------      -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss                                      $   (409,112)     $   (107,477)     $   (324,474)
  Net realized gains from investment transactions            10,480,520         1,087,663         6,893,399
  Net change in unrealized appreciation (depreciation)
   on investments                                            (3,562,811)       (1,212,414)       13,406,860
                                                           ------------      ------------      ------------
Change in net assets resulting from operations                6,508,597          (232,228)       19,975,785
                                                           ------------      ------------      ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                          -                 -                 -
  From net realized gains from investment
   transactions                                                (194,897)                -                 -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          -                 -                 -
  From net realized gains from investment
   transactions                                                 (14,189)                -                 -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          -                 -                 -
  From net realized gains from investment
   transactions                                                    (954)                -                 -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                          -                 -                 -
  From net realized gains from investment
   transactions                                              (5,513,501)                -                 -
                                                           ------------      ------------      ------------
Change in net assets from shareholder distributions          (5,723,541)                -                 -
                                                           ------------      ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 5,310,425         1,533,057        15,468,065
  Dividends reinvested                                        5,442,642                 -                 -
  Cost of shares redeemed                                   (16,317,105)       (2,289,873)      (11,581,541)
                                                           ------------      ------------      ------------
Change in net assets from capital transactions               (5,564,038)         (756,816)        3,886,524
                                                           ------------      ------------      ------------
Net increase (decrease) in net assets                        (4,778,982)         (989,044)       23,862,309
NET ASSETS:
  Beginning of period                                        76,134,513        77,123,557        53,261,248
                                                           ------------      ------------      ------------
  End of period                                            $ 71,355,531      $ 76,134,513      $ 77,123,557
                                                           ============      ============      ============
  Undistributed net investment loss                         $         -       $         -       $         -
                                                           ============      ============      ============
SHARE TRANSACTIONS:
  Issued                                                        161,158            48,280           504,598
  Reinvested                                                    162,672                 -                 -
  Redeemed                                                     (499,637)          (72,570)         (385,497)
                                                           ------------      ------------      ------------
Change in shares from capital transactions                     (175,807)          (24,290)          119,101
                                                           ============      ============      ============

(a)  For the period from July 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK VALUE FUND

                                                              FOR THE            FOR THE
                                                             YEAR ENDED        PERIOD ENDED         FOR THE
                                                            SEPTEMBER 30,      SEPTEMBER 30,       YEAR ENDED
                                                                2005             2004 (a)         JUNE 30, 2004
                                                           -------------      -------------      --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                    $   5,897,185      $   1,153,533      $   5,092,532
  Net realized gains from investment transactions             64,773,465          5,361,617         30,022,459
  Net change in unrealized appreciation (depreciation)
   on investments                                            (28,299,097)           549,117         31,457,240
                                                           -------------      -------------      -------------
Change in net assets resulting from operations                42,371,553          7,064,267         66,572,231
                                                           -------------      -------------      -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                      (7,769)                 -                  -
  From net realized gains from investment
   transactions                                                  (73,980)                 -                  -

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                        (141)                 -                  -
  From net realized gains from investment
   transactions                                                   (1,686)                 -                  -

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                         (22)                 -                  -
  From net realized gains from investment
   transactions                                                     (289)                 -                  -

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                  (3,745,160)                 -         (3,800,757)
  From net realized gains from investment
   transactions                                              (31,919,232)                 -         (3,742,736)
                                                           -------------      -------------      -------------
Change in net assets from shareholder distributions          (35,748,279)                 -         (7,543,493)
                                                           -------------      -------------      -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 16,341,869          3,264,668         37,127,202
  Dividends reinvested                                        34,504,754                  -          7,260,313
  Cost of shares redeemed                                    (68,101,029)       (17,815,647)       (89,961,354)
                                                           -------------      -------------      -------------
Change in net assets from capital transactions               (17,254,406)       (14,550,979)       (45,573,839)
                                                           -------------      -------------      -------------
Net increase (decrease) in net assets                        (10,631,132)        (7,486,712)        13,454,899

NET ASSETS:
  Beginning of period                                        379,748,721        387,235,433        373,780,534
                                                           -------------      -------------      -------------
  End of period                                            $ 369,117,589      $ 379,748,721      $ 387,235,433
                                                           =============      =============      =============
  Undistributed net investment income                      $   4,586,539      $   2,442,446      $   1,288,913
                                                           =============      =============      =============

SHARE TRANSACTIONS:
  Issued                                                         357,641             74,527            888,022
  Reinvested                                                     763,547                  -            170,742
  Redeemed                                                    (1,487,507)          (406,181)        (2,138,878)
                                                           -------------      -------------      -------------
Change in shares from capital transactions                      (366,319)          (331,654)        (1,080,114)
                                                           =============      =============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MICROCAP
VALUE FUND

                                                              FOR THE            FOR THE
                                                             YEAR ENDED        PERIOD ENDED          FOR THE
                                                            SEPTEMBER 30,      SEPTEMBER 30,       YEAR ENDED
                                                                2005             2004 (a)         JUNE 30, 2004
                                                           -------------      -------------      --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                    $     520,830      $     118,008      $     485,170
  Net realized gains from investment transactions             21,614,084          5,313,958          5,148,727
  Net change in unrealized appreciation (depreciation)
   on investments                                             20,104,548         (9,569,340)        38,550,634
                                                           -------------      -------------      -------------
Change in net assets resulting from operations                42,239,462         (4,137,374)        44,184,531
                                                           -------------      -------------      -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                     (27,578)                 -                  -
  From net realized gains from investment
   transactions                                                 (150,110)                 -                  -

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:                                 -
  From net investment income                                      (1,245)                 -                  -
  From net realized gains from investment
   transactions                                                   (9,558)                 -                  -

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                        (566)                 -                  -
  From net realized gains from investment
   transactions                                                   (4,090)                 -                  -

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                  (1,789,975)                 -           (397,468)
  From net realized gains from investment
   transactions                                               (8,941,477)                 -           (481,025)
                                                           -------------      -------------      -------------
Change in net assets from shareholder distributions          (10,924,599)                 -           (878,493)
                                                           -------------      -------------      -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 32,381,048          5,519,818        136,437,976
  Dividends reinvested                                        10,491,788                  -            822,848
  Cost of shares redeemed                                    (50,952,792)       (16,197,126)       (37,300,490)
                                                           -------------      -------------      -------------
Change in net assets from capital transactions                (8,079,956)       (10,677,308)        99,960,334
                                                           -------------      -------------      -------------
Net increase (decrease) in net assets                         23,234,907        (14,814,682)       143,266,372

NET ASSETS:
  Beginning of period                                        220,654,026        235,468,708         92,202,336
                                                           -------------      -------------      -------------
  End of period                                            $ 243,888,933      $ 220,654,026      $ 235,468,708
                                                           =============      =============      =============
  Undistributed net investment income (loss)               $     (76,544)     $     236,652      $     118,644
                                                           =============      =============      =============

SHARE TRANSACTIONS:
  Issued                                                       1,589,626            302,030          7,615,318
  Reinvested                                                     519,674                  -             47,345
  Redeemed                                                    (2,512,164)          (905,475)        (2,137,437)
                                                           -------------      -------------      -------------
Change in shares from capital transactions                      (402,864)          (603,445)         5,525,226
                                                           =============      =============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Large Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                              INVESTMENT ACTIVITIES
                                                    -------------------------------------------
                                                                      NET REALIZED
                                                                          AND
                                         NET ASSET          NET        UNREALIZED
                                           VALUE,        INVESTMENT       GAINS      TOTAL FROM
                                         BEGINNING         INCOME      (LOSSES) ON   INVESTMENT
                                         OF PERIOD         (LOSS)      INVESTMENTS   ACTIVITIES
                                         ---------       ----------    -----------   ----------
CLASS A
Year Ended September 30, 2005              $ 9.88          0.01         0.76             0.77
Period Ended September 30, 2004 (e)         10.02         (0.01)       (0.13)           (0.14)
Year Ended April 30, 2004                    8.33         (0.07)        1.76             1.69
Year Ended April 30, 2003                    9.87            --        (1.53)           (1.53)
Year Ended April 30, 2002                   12.02         (0.02)       (2.13)           (2.15)
Year Ended April 30, 2001                   15.56         (0.04)       (2.55)           (2.59)

CLASS I
Year Ended September 30, 2005              $ 9.97          0.05         0.75             0.80
Period Ended September 30, 2004 (e)         10.11         --(a)        (0.14)           (0.14)
Year Ended April 30, 2004                    8.38         (0.07)        1.80             1.73
Year Ended April 30, 2003                    9.92          0.03        (1.55)           (1.52)
Year Ended April 30, 2002                   12.07          0.02        (2.15)           (2.13)
Year Ended April 30, 2001                   15.57         --(a)        (2.55)           (2.55)

CLASS C
Year Ended September 30, 2005              $ 9.85         (0.02)        0.70             0.68
Period Ended September 30, 2004 (e)         10.02         (0.04)       (0.13)           (0.17)
Period Ended April 30, 2004 (F)             10.28            --        (0.26)           (0.26)

CLASS R
Year Ended September 30, 2005              $ 9.87         (0.15)        0.89             0.74
Period Ended September 30, 2004 (e)         10.02            --        (0.15)           (0.15)
Period Ended April 30, 2004 (F)             10.28            --        (0.26)           (0.26)

CLASS S
Year Ended September 30, 2005              $ 9.97          0.02         0.78             0.80
Period Ended September 30, 2004 (e)         10.11            --        (0.14)           (0.14)
Period Ended April 30, 2004 (f)             10.37            --        (0.26)           (0.26)



                                                            DISTRIBUTIONS
                                        -----------------------------------------------------
                                                                                               NET ASSET
                                             NET                       NET                       VALUE,
                                          INVESTMENT     RETURN     REALIZED       TOTAL         END OF          TOTAL
                                            INCOME     OF CAPITAL     GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                        ------------- ------------ ---------- --------------- ----------- ------------------
CLASS A
Year Ended September 30, 2005                  --           --           --           --       $10.65          7.79%
Period Ended September 30, 2004 (e)            --           --           --           --         9.88         (1.40%)(b)
Year Ended April 30, 2004                      --           --           --           --        10.02         20.29%
Year Ended April 30, 2003                   (0.01)          --           --        (0.01)        8.33        (15.53%)
Year Ended April 30, 2002                      (a)         (a)           --           --         9.87        (17.87%)
Year Ended April 30, 2001                      --           --        (0.95)       (0.95)       12.02        (17.24%)

CLASS I
Year Ended September 30, 2005               (0.02)          --           --        (0.02)      $10.75          8.04%
Period Ended September 30, 2004 (e)            --           --           --           --         9.97         (1.38%)(b)
Year Ended April 30, 2004                      --           --           --           --        10.11         20.64%
Year Ended April 30, 2003                   (0.02)          --           --        (0.02)        8.38        (15.34%)
Year Ended April 30, 2002                   (0.01)       (0.01)          --        (0.02)        9.92        (17.71%)
Year Ended April 30, 2001                      (a)          --        (0.95)       (0.95)       12.07        (16.96%)

CLASS C
Year Ended September 30, 2005                  --           --           --           --       $10.53          6.90%
Period Ended September 30, 2004 (e)            --           --           --           --         9.85         (1.70%)(b)
Period Ended April 30, 2004 (F)                --           --           --           --        10.02         (2.53%)(b)

CLASS R
Year Ended September 30, 2005               (0.01)          --           --        (0.01)      $10.60          7.46%
Period Ended September 30, 2004 (e)            --           --           --           --         9.87         (1.50%)(b)
Period Ended April 30, 2004 (F)                --           --           --           --        10.02         (2.53%)(b)

CLASS S
Year Ended September 30, 2005               (0.02)          --           --        (0.02)      $10.75          8.04%
Period Ended September 30, 2004 (e)            --           --           --           --         9.97         (1.38%)(b)
Period Ended April 30, 2004 (f)                --           --           --           --        10.11         (2.51%)(b)



                                                                  RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------------------
                                                                         RATIO OF NET
                                                                          INVESTMENT
                                         NET ASSETS,      RATIO OF          INCOME          RATIO OF
                                            END OF      EXPENSES TO        (LOSS) TO       EXPENSES TO
                                            PERIOD        AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                           (000'S)      NET ASSETS        NET ASSETS       NET ASSETS**  TURNOVER***
                                        ------------- --------------- ------------------ -------------- ------------
CLASS A
Year Ended September 30, 2005              $  6,280        1.15%            0.06%             1.74%           28%
Period Ended September 30, 2004 (e)          10,614        1.10%(c)        (0.27%)(c)         1.63%(c)        16%
Year Ended April 30, 2004                    10,864        1.54%           (0.85%)            1.79%          264%
Year Ended April 30, 2003                     7,686        1.46%           (0.07%)            1.71%           90%
Year Ended April 30, 2002                     9,906        1.34%           (0.14%)            1.59%           33%
Year Ended April 30, 2001                    14,126        1.25%           (0.28%)            1.50%           31%

CLASS I
Year Ended September 30, 2005              $  3,636        0.89%            0.35%             1.22%           28%
Period Ended September 30, 2004 (e)          19,556        0.85%(c)        (0.03%)(c)         1.11%(c)        16%
Year Ended April 30, 2004                    28,454        1.29%           (0.60%)            1.29%          264%
Year Ended April 30, 2003                    35,379        1.21%            0.20%                  (d)        90%
Year Ended April 30, 2002                    64,516        1.09%            0.11%                  (d)        33%
Year Ended April 30, 2001                   149,839        1.00%           (0.03%)                 (d)        31%

CLASS C
Year Ended September 30, 2005              $     25        1.93%           (0.88%)            2.26%           28%
Period Ended September 30, 2004 (e)               3        1.81%(c)        (0.98%)(c)         2.13%(c)        16%
Period Ended April 30, 2004 (F)                   3        1.88%(c)        (1.15%)(c)              (d)       264%

CLASS R
Year Ended September 30, 2005              $     15        1.41%           (0.27%)            1.75%           28%
Period Ended September 30, 2004 (e)              65        1.34%(c)         0.12%(c)          2.00%(c)        16%
Period Ended April 30, 2004 (F)                   3        1.32%(c)        (0.63%)(c)              (d)       264%

CLASS S
Year Ended September 30, 2005              $145,649        0.91%            0.24%             1.25%           28%
Period Ended September 30, 2004 (e)         168,756        0.85%(c)        (0.02%)(c)         1.13%(c)        16%
Period Ended April 30, 2004 (f)             190,737        0.85%(c)        (0.27%)(c)              (d)       264%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Less than $0.01 per share.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e)  For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Mid Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                              INVESTMENT ACTIVITIES
                                                       --------------------------------------
                                                                    NET REALIZED
                                                                        AND
                                         NET ASSET        NET        UNREALIZED
                                           VALUE,      INVESTMENT       GAINS      TOTAL FROM
                                         BEGINNING       INCOME      (LOSSES) ON   INVESTMENT
                                         OF PERIOD       (LOSS)      INVESTMENTS   ACTIVITIES
                                         ---------     ----------   ------------   ----------
CLASS A
Year Ended September 30, 2005              $11.57         (0.14)        1.86          1.72
Period Ended September 30, 2004 (e)         12.17         (0.04)       (0.56)        (0.60)
Year Ended April 30, 2004                    9.46         (0.08)        2.79          2.71
Year Ended April 30, 2003                   11.73         (0.03)       (2.15)        (2.18)
Year Ended April 30, 2002                   11.99         (0.01)        0.67          0.66
Year Ended April 30, 2001                   14.02          0.01         0.98          0.99

CLASS I
Year Ended September 30, 2005              $11.81         (0.04)        1.84          1.80
Period Ended September 30, 2004 (e)         12.41         (0.04)       (0.56)        (0.60)
Year Ended April 30, 2004                    9.62         (0.08)        2.87          2.79
Year Ended April 30, 2003                   11.91         (0.01)       (2.19)        (2.20)
Year Ended April 30, 2002                   12.13          0.01         0.69          0.70
Year Ended April 30, 2001                   14.14          0.04         0.99          1.03

CLASS C
Year Ended September 30, 2005              $11.53         (0.11)        1.75          1.64
Period Ended September 30, 2004 (e)         12.16         (0.05)       (0.58)        (0.63)
Period Ended April 30, 2004 (f)             12.51            --        (0.35)        (0.35)

CLASS R
Year Ended September 30, 2005              $11.55         (0.30)        2.00          1.70
Period Ended September 30, 2004 (e)         12.17         (0.01)       (0.61)        (0.62)
Period Ended April 30, 2004 (f)             12.51            --        (0.34)        (0.34)

CLASS S
Year Ended September 30, 2005              $11.81         (0.02)        1.82          1.80
Period Ended September 30, 2004 (e)         12.41         (0.01)       (0.59)        (0.60)
Period Ended April 30, 2004 (f)             12.76            --        (0.35)        (0.35)





                                                       DISTRIBUTIONS
                                          ---------------------------------------
                                                                                   NET ASSET
                                               NET          NET                     VALUE,
                                           INVESTMENT    REALIZED       TOTAL       END OF          TOTAL
                                             INCOME        GAINS    DISTRIBUTIONS   PERIOD         RETURN*
                                          ------------  ---------- --------------  ---------    -------------
CLASS A
Year Ended September 30, 2005                  --         (1.58)       (1.58)      $11.71         15.62%
Period Ended September 30, 2004 (e)         11.57                                                 (4.93%)(b)
Year Ended April 30, 2004                      --            --           --        12.17         28.65%
Year Ended April 30, 2003                      --         (0.09)       (0.09)        9.46        (18.58%)
Year Ended April 30, 2002                   (0.01)        (0.91)       (0.92)       11.73          5.99%
Year Ended April 30, 2001                   (0.01)        (3.01)       (3.02)       11.99          5.92%

CLASS I
Year Ended September 30, 2005                  --         (1.58)       (1.58)      $12.03         16.02%
Period Ended September 30, 2004 (e)         11.81                                                 (4.83%)(b)
Year Ended April 30, 2004                      --            --           --        12.41         29.00%
Year Ended April 30, 2003                      --         (0.09)       (0.09)        9.62        (18.46%)
Year Ended April 30, 2002                   (0.01)        (0.91)       (0.92)       11.91          6.34%
Year Ended April 30, 2001                   (0.03)        (3.01)       (3.04)       12.13          6.17%

CLASS C
Year Ended September 30, 2005                  --         (1.58)       (1.58)      $11.59         14.91%
Period Ended September 30, 2004 (e)            --            --           --        11.53         (5.18%)(b)
Period Ended April 30, 2004 (F)                --            --           --        12.16         (2.80%)(b)

CLASS R
Year Ended September 30, 2005                  --         (1.58)       (1.58)      $11.67         15.47%
Period Ended September 30, 2004 (e)            --            --           --        11.55         (5.09%)(b)
Period Ended April 30, 2004 (F)                --            --           --        12.17         (2.72%)(b)

CLASS S
Year Ended September 30, 2005                  --         (1.58)       (1.58)      $12.03         16.02%
Period Ended September 30, 2004 (e)            --            --           --        11.81         (4.83%)(b)
Period Ended April 30, 2004 (f)                --            --           --        12.41         (2.74%)(b)



                                                                RATIOS/SUPPLEMENTAL DATA
                                     -----------------------------------------------------------------------------
                                                      RATIO OF NET
                                                       INVESTMENT
                                     NET ASSETS,        RATIO OF          INCOME          RATIO OF
                                        END OF        EXPENSES TO        (LOSS) TO       EXPENSES TO
                                        PERIOD          AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                       (000'S)         NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                     -----------     ------------       ----------      ------------   -----------
CLASS A
Year Ended September 30, 2005            $ 45,359        1.32%           (0.80%)          1.75%           22%
Period Ended September 30, 2004 (e)        69,979        1.27%(c)        (0.88%)(c)       1.58%(c)        15%
Year Ended April 30, 2004                  74,150        1.38%           (0.78%)          1.64%           93%
Year Ended April 30, 2003                  48,806        1.40%           (0.37%)          1.65%           28%
Year Ended April 30, 2002                  55,143        1.37%           (0.22%)          1.62%           19%
Year Ended April 30, 2001                  28,312        1.31%            0.09%           1.56%           66%

CLASS I
Year Ended September 30, 2005            $ 62,652        1.07%           (0.54%)          1.25%           22%
Period Ended September 30, 2004 (e)        47,778        1.02%(c)        (0.62%)(c)       1.07%(c)        15%
Year Ended April 30, 2004                  66,039        1.15%           (0.50%)          1.16%           93%
Year Ended April 30, 2003                  94,472        1.15%           (0.12%)               (d)        28%
Year Ended April 30, 2002                 115,032        1.12%            0.10%                (d)        19%
Year Ended April 30, 2001                 120,842        1.06%            0.35%                (d)        66%

CLASS C
Year Ended September 30, 2005            $    370        2.09%           (1.53%)          2.28%           22%
Period Ended September 30, 2004 (e)            13        2.02%(c)        (1.65%)(c)       2.12%(c)        15%
Period Ended April 30, 2004 (F)                 3        1.28%(c)        (1.01%)(c)            (d)        93%

CLASS R
Year Ended September 30, 2005            $     32        1.57%           (1.04%)          1.76%           22%
Period Ended September 30, 2004 (e)            72        1.52%(c)        (1.20%)(c)       1.78%(c)        15%
Period Ended April 30, 2004 (F)                 3        0.79%(c)        (0.56%)(c)            (d)        93%

CLASS S
Year Ended September 30, 2005            $  1,515        1.08%           (0.52%)          1.27%           22%
Period Ended September 30, 2004 (e)           225        1.03%(c)        (0.71%)(c)       1.15%(c)        15%
Period Ended April 30, 2004 (f)                 4        0.25%(c)        (0.06%)(c)            (d)        93%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Less than $0.01 per share.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e)  For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Small Cap Growth Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                             INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                    --------------------------------------- ---------------------------------------
                                                                  NET REALIZED
                                                                      AND
                                         NET ASSET                 UNREALIZED
                                           VALUE,        NET         GAINS      TOTAL FROM       NET         NET
                                         BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                         OF PERIOD      LOSS      INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
                                        ----------- ------------ ------------- ------------ ------------ ---------- ---------------
CLASS A
Year Ended September 30, 2005              $13.78         (0.19)        2.11         1.92         --       (2.19)       (2.19)
Period Ended September 30, 2004 (d)         13.19         (0.07)        0.66         0.59         --          --           --
Year Ended April 30, 2004                   10.11         (0.15)        3.23         3.08         --          --           --
Year Ended April 30, 2003                   12.32         (0.12)       (2.09)       (2.21)        --          --           --
Year Ended April 30, 2002                   11.56         (0.11)        1.04         0.93         --       (0.17)       (0.17)
Year Ended April 30, 2001                   12.50         (0.11)        0.08        (0.03)        --       (0.91)       (0.91)

CLASS I
Year Ended September 30, 2005              $14.01         (0.21)        2.20         1.99         --       (2.19)       (2.19)
Period Ended September 30, 2004 (d)         13.40         (0.08)        0.69         0.61         --          --           --
Year Ended April 30, 2004                   10.25         (0.17)        3.32         3.15         --          --           --
Year Ended April 30, 2003                   12.45         (0.09)       (2.11)       (2.20)        --          --           --
Year Ended April 30, 2002                   11.66         (0.07)        1.03         0.96         --       (0.17)       (0.17)
Year Ended April 30, 2001                   12.57         (0.06)        0.06           --         --       (0.91)       (0.91)

CLASS C
Year Ended September 30, 2005              $13.74         (1.00)        2.79         1.79         --       (2.19)       (2.19)
Period Ended September 30, 2004 (d)         13.19         (0.09)        0.64         0.55         --          --           --
Period Ended April 30, 2004 (e)             13.63         (0.02)       (0.42)       (0.44)        --          --           --

CLASS R
Year Ended September 30, 2005              $13.76         (0.17)        2.04         1.87         --       (2.19)       (2.19)
Period Ended September 30, 2004 (d)         13.19         (0.02)        0.59         0.57         --          --           --
Period Ended April 30, 2004 (e)             13.63         (0.02)       (0.42)       (0.44)        --          --           --

CLASS S
Year Ended September 30, 2005              $14.01         (0.08)        2.06         1.98         --       (2.19)       (2.19)
Period Ended September 30, 2004 (d)         13.40         (0.02)        0.63         0.61         --          --           --
Period Ended April 30, 2004 (e)             13.84         (0.02)       (0.42)       (0.44)        --          --           --

                                         NET ASSET
                                           VALUE,
                                           END OF          TOTAL
                                           PERIOD         RETURN*
                                         -----------   --------------
CLASS A
Year Ended September 30, 2005              $13.51         14.56%
Period Ended September 30, 2004 (d)         13.78          4.47%(a)
Year Ended April 30, 2004                   13.19         30.46%
Year Ended April 30, 2003                   10.11        (17.94%)
Year Ended April 30, 2002                   12.32          8.17%
Year Ended April 30, 2001                   11.56         (0.43%)

CLASS I
Year Ended September 30, 2005              $13.81         14.85%
Period Ended September 30, 2004 (d)         14.01          4.55%(a)
Year Ended April 30, 2004                   13.40         30.73%
Year Ended April 30, 2003                   10.25        (17.67%)
Year Ended April 30, 2002                   12.45          8.36%
Year Ended April 30, 2001                   11.66         (0.17%)

CLASS C
Year Ended September 30, 2005              $13.34         13.55%
Period Ended September 30, 2004 (d)         13.74          4.17%(a)
Period Ended April 30, 2004 (e)             13.19         (3.23%)(a)

CLASS R
Year Ended September 30, 2005              $13.44         14.18%
Period Ended September 30, 2004 (d)         13.76          4.32%(a)
Period Ended April 30, 2004 (e)             13.19         (3.23%)(a)

CLASS S
Year Ended September 30, 2005              $13.80         14.77%
Period Ended September 30, 2004 (d)         14.01          4.55%(a)
Period Ended April 30, 2004 (e)             13.40         (3.18%)(a)



                                                                  RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------------------
                                                                         RATIO OF NET
                                         NET ASSETS,      RATIO OF        INVESTMENT        RATIO OF
                                            END OF      EXPENSES TO          LOSS          EXPENSES TO
                                            PERIOD        AVERAGE         TO AVERAGE         AVERAGE      PORTFOLIO
                                           (000'S)      NET ASSETS        NET ASSETS      NET ASSETS**   TURNOVER***
                                        ------------- --------------- ------------------ -------------- ------------
CLASS A
Year Ended September 30, 2005              $ 7,476         1.68%            (1.34%)           2.80%           23%
Period Ended September 30, 2004 (d)          8,140         1.68%(b)         (1.28%)(b)        2.76%(b)        11%
Year Ended April 30, 2004                    7,488         1.81%            (1.52%)           2.06%           40%
Year Ended April 30, 2003                    4,359         1.70%            (1.12%)           1.95%          120%
Year Ended April 30, 2002                    6,069         1.61%            (0.99%)           1.86%           31%
Year Ended April 30, 2001                    5,870         1.49%            (0.85%)           1.74%           71%

CLASS I
Year Ended September 30, 2005              $ 4,363         1.43%            (1.10%)           2.26%           23%
Period Ended September 30, 2004 (d)          9,952         1.43%(b)         (1.04%)(b)        2.13%(b)        11%
Year Ended April 30, 2004                   14,094         1.55%            (1.23%)                (c)        40%
Year Ended April 30, 2003                   16,621         1.45%            (0.87%)                (c)       120%
Year Ended April 30, 2002                   19,113         1.36%            (0.72%)                (c)        31%
Year Ended April 30, 2001                   22,877         1.24%            (0.60%)                (c)        71%

CLASS C
Year Ended September 30, 2005              $    54         2.43%            (2.11%)           3.26%           23%
Period Ended September 30, 2004 (d)            214         2.43%(b)         (2.01%)(b)        3.39%(b)        11%
Period Ended April 30, 2004 (e)                  3         2.49%(b)         (5.27%)(b)             (c)        40%

CLASS R
Year Ended September 30, 2005              $    70         1.93%            (1.60%)           2.89%           23%
Period Ended September 30, 2004 (d)             22         1.93%(b)         (1.48%)(b)        3.22%(b)        11%
Period Ended April 30, 2004 (e)                  5         1.94%(b)         (5.14%)(b)             (c)        40%

CLASS S
Year Ended September 30, 2005              $   156         1.43%            (1.07%)           2.45%           23%
Period Ended September 30, 2004 (d)             21         1.42%(b)         (0.94%)(b)        3.19%(b)        11%
Period Ended April 30, 2004 (e)                  3         1.47%(b)         (4.34%)(b)             (c)        40%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from May 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             INVESTMENT ACTIVITIES
                                                    ----------------------------------------
                                                                  NET REALIZED
                                                                      AND
                                         NET ASSET       NET       UNREALIZED
                                           VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                         BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                         OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                        ----------- ------------ -------------- ------------
CLASS A
Year Ended September 30, 2005             $23.81       (0.06)         3.66           3.60
Period Ended September 30, 2004 (d)        23.89       (0.02)        (0.06)         (0.08)
Period Ended June 30, 2004 (e)             24.01          --         (0.12)         (0.12)

CLASS I
Year Ended September 30, 2005             $23.85       (0.02)         3.69           3.67
Period Ended September 30, 2004 (f)        23.85          --            --             --

CLASS C
Year Ended September 30, 2005             $23.74       (0.15)         3.53           3.38
Period Ended September 30, 2004 (d)        23.85       (0.04)        (0.07)         (0.11)
Period Ended June 30, 2004 (e)             24.01       (0.01)        (0.15)         (0.16)

CLASS R
Year Ended September 30, 2005             $23.78       (0.12)         3.64           3.52
Period Ended September 30, 2004 (d)        23.87       (0.02)        (0.07)         (0.09)
Period Ended June 30, 2004 (e)             24.01       (0.02)        (0.12)         (0.14)

CLASS S
Year Ended September 30, 2005             $23.85       (0.02)         3.68           3.66
Period Ended September 30, 2004 (d)        23.91       (0.01)        (0.05)         (0.06)
Year Ended June 30, 2004 (g)               17.66       (0.02)         6.27           6.25
Year Ended June 30, 2003                   17.98        0.04         (0.31)         (0.27)
Year Ended June 30, 2002                   15.24        0.02          3.08           3.10
Year Ended June 30, 2001                   13.82        0.03          2.46           2.49


                                                        DISTRIBUTIONS
                                           ---------------------------------------
                                                                                    NET ASSET
                                                NET         NET                       VALUE,
                                            INVESTMENT   REALIZED       TOTAL         END OF          TOTAL
                                              INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                           -----------   --------   --------------  ---------     -------------
CLASS A
Year Ended September 30, 2005                  --         (0.95)       (0.95)        $26.46         15.34%
Period Ended September 30, 2004 (d)            --            --           --          23.81         (0.33%)(a)
Period Ended June 30, 2004 (e)                 --            --           --          23.89         (0.50%)(a)

CLASS I
Year Ended September 30, 2005                  --         (0.95)       (0.95)        $26.57         15.61%
Period Ended September 30, 2004 (f)            --            --           --          23.85          0.00%(a)

CLASS C
Year Ended September 30, 2005                  --         (0.95)       (0.95)        $26.17         14.43%
Period Ended September 30, 2004 (d)            --            --           --          23.74         (0.46%)(a)
Period Ended June 30, 2004 (e)                 --            --           --          23.85         (0.67%)(a)

CLASS R
Year Ended September 30, 2005                  --         (0.95)       (0.95)        $26.35         15.01%
Period Ended September 30, 2004 (d)            --            --           --          23.78         (0.38%)(a)
Period Ended June 30, 2004 (e)                 --            --           --          23.87         (0.58%)(a)

CLASS S
Year Ended September 30, 2005                  --         (0.95)       (0.95)        $26.56         15.57%
Period Ended September 30, 2004 (d)            --            --           --          23.85         (0.21%)(a)
Year Ended June 30, 2004 (g)                   --            --           --          23.91         35.35%
Year Ended June 30, 2003                    (0.03)        (0.02)       (0.05)         17.66         (1.48%)
Year Ended June 30, 2002                    (0.05)        (0.31)       (0.36)         17.98         20.82%
Year Ended June 30, 2001                    (0.02)        (1.05)       (1.07)         15.24         20.08%

                                                                  RATIOS/SUPPLEMENTAL DATA
                                        -----------------------------------------------------------------------------
                                                         RATIO OF NET
                                                          INVESTMENT
                                         NET ASSETS,       RATIO OF          INCOME          RATIO OF
                                           END OF        EXPENSES TO        (LOSS) TO       EXPENSES TO
                                           PERIOD          AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                          (000'S)         NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                       -------------   ---------------   -------------    --------------  -----------
CLASS A
Year Ended September 30, 2005            $ 12,856          1.33%           (0.29%)            1.88%            33%
Period Ended September 30, 2004 (d)         3,359          1.33%(b)        (0.35%)(b)         1.73%(b)          7%
Period Ended June 30, 2004 (e)              1,872          1.33%(b)        (0.07%)(b)         1.72%(b)         28%

CLASS I
Year Ended September 30, 2005            $ 29,554          1.08%           (0.08%)            1.36%            33%
Period Ended September 30, 2004 (f)        26,707          0.00%            0.00%             0.00%             7%

CLASS C
Year Ended September 30, 2005            $    801          2.08%           (1.01%)            2.39%            33%
Period Ended September 30, 2004 (d)            75          2.08%(b)        (1.09%)(b)         2.25%(b)          7%
Period Ended June 30, 2004 (e)                 23          2.07%(b)        (0.67%)(b)         2.22%(b)         28%

CLASS R
Year Ended September 30, 2005            $     59          1.58%           (0.54%)            1.88%            33%
Period Ended September 30, 2004 (d)             6          1.57%(b)        (0.61%)(b)         1.77%(b)          7%
Period Ended June 30, 2004 (e)                  3          1.54%(b)        (0.38%)(b)         1.61%(b)         28%

CLASS S
Year Ended September 30, 2005            $327,641          1.08%           (0.08%)            1.36%            33%
Period Ended September 30, 2004 (d)       345,451          1.08%(b)        (0.12%)(b)         1.21%(b)          7%
Year Ended June 30, 2004 (g)              365,930          1.08%           (0.09%)            1.22%            28%
Year Ended June 30, 2003                  208,651          1.08%            0.21%             1.14%            13%
Year Ended June 30, 2002                  370,351          1.08%            0.04%                 (c)          93%
Year Ended June 30, 2001                  136,726          1.15%            0.25%                 (c)          55%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) For the period from September 30, 2004 (commencement of operations) to September 30, 2004.
(g) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Small Cap Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             INVESTMENT ACTIVITIES
                                                    ----------------------------------------
                                                                  NET REALIZED
                                                                       AND
                                         NET ASSET       NET       UNREALIZED
                                           VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                         BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                         OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                        ----------- ------------ -------------- ------------
CLASS A
Year Ended September 30, 2005              $32.59       (0.24)         3.10          2.86
Period Ended September 30, 2004 (d)         32.69       (0.05)        (0.05)        (0.10)
Period Ended June 30, 2004 (e)              32.36       (0.03)         0.36          0.33

CLASS C
Year Ended September 30, 2005              $32.47       (0.24)         2.85          2.61
Period Ended September 30, 2004 (d)         32.63       (0.12)        (0.04)        (0.16)
Period Ended June 30, 2004 (e)              32.36       (0.06)         0.33          0.27

CLASS R
Year Ended September 30, 2005              $32.54       (0.28)         3.04          2.76
Period Ended September 30, 2004 (d)         32.66       (0.08)        (0.04)        (0.12)
Period Ended June 30, 2004 (e)              32.36       (0.06)         0.36          0.30

CLASS S
Year Ended September 30, 2005              $32.62       (0.19)         3.12          2.93
Period Ended September 30, 2004 (d)         32.70       (0.05)        (0.03)        (0.08)
Year Ended June 30, 2004 (f)                23.78       (0.14)         9.06          8.92
Year Ended June 30, 2003                    25.62       (0.04)        (1.29)        (1.33)
Year Ended June 30, 2002                    26.19       (0.03)         0.73          0.70
Year Ended June 30, 2001                    25.18        0.04          3.63          3.67


                                                   DISTRIBUTIONS
                                      ---------------------------------------
                                                                               NET ASSET
                                           NET         NET                       VALUE,
                                       INVESTMENT   REALIZED       TOTAL         END OF          TOTAL
                                         INCOME       GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                      ------------ ---------- --------------- ----------- ------------------
CLASS A
Year Ended September 30, 2005                  --        (2.49)       (2.49)      $32.96          8.67%
Period Ended September 30, 2004 (d)            --           --           --        32.59         (0.31%)(a)
Period Ended June 30, 2004 (e)                 --           --           --        32.69          1.02%(a)

CLASS C
Year Ended September 30, 2005                  --        (2.49)       (2.49)      $32.59          7.89%
Period Ended September 30, 2004 (d)            --           --           --        32.47         (0.49%)(a)
Period Ended June 30, 2004 (e)                 --           --           --        32.63          0.83%(a)

CLASS R
Year Ended September 30, 2005                  --        (2.49)       (2.49)      $32.81          8.36%
Period Ended September 30, 2004 (d)            --           --           --        32.54         (0.37%)(a)
Period Ended June 30, 2004 (e)                 --           --           --        32.66          0.93%(a)

CLASS S
Year Ended September 30, 2005                  --        (2.49)       (2.49)      $33.06          8.89%
Period Ended September 30, 2004 (d)            --           --           --        32.62         (0.24%)(a)
Year Ended June 30, 2004 (f)                   --           --           --        32.70         37.57%
Year Ended June 30, 2003                       --        (0.51)       (0.51)       23.78         (5.22%)
Year Ended June 30, 2002                    (0.01)       (1.26)       (1.27)       25.62          2.91%
Year Ended June 30, 2001                    (0.03)       (2.63)       (2.66)       26.19         15.54%


                                                                   RATIOS/SUPPLEMENTAL DATA
                                        -------------------------------------------------------------------------------
                                                         RATIO OF NET
                                                          INVESTMENT
                                         NET ASSETS,        RATIO OF          INCOME          RATIO OF
                                           END OF         EXPENSES TO        (LOSS) TO       EXPENSES TO
                                           PERIOD           AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                          (000'S)          NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                       -------------     -------------    -------------    --------------  -----------
CLASS A
Year Ended September 30, 2005             $ 2,793          1.55%            (0.77%)            2.13%           33%
Period Ended September 30, 2004 (d)         1,771          1.55%(b)         (0.80%)(b)         1.94%(b)         8%
Period Ended June 30, 2004 (e)                882          1.54%(b)         (1.08%)(b)         2.64%(b)        33%

CLASS C
Year Ended September 30, 2005             $   473          2.30%            (1.47%)            2.64%           33%
Period Ended September 30, 2004 (d)           196          2.30%(b)         (1.58%)(b)         2.52%(b)         8%
Period Ended June 30, 2004 (e)                202          2.30%(b)         (1.88%)(b)         3.18%(b)        33%

CLASS R
Year Ended September 30, 2005             $    18          1.80%            (1.01%)            2.15%           33%
Period Ended September 30, 2004 (d)             3          1.76%(b)         (1.05%)(b)         1.95%(b)         8%
Period Ended June 30, 2004 (e)                  3          1.82%(b)         (0.98%)(b)         2.38%(b)        33%

CLASS S
Year Ended September 30, 2005             $68,071          1.30%            (0.53%)            1.63%           33%
Period Ended September 30, 2004 (d)        74,165          1.30%(b)         (0.57%)(b)         1.53%(b)         8%
Year Ended June 30, 2004 (f)               76,036          1.30%            (0.48%)            1.54%           33%
Year Ended June 30, 2003                   53,261          1.30%            (0.18%)            1.38%           25%
Year Ended June 30, 2002                   61,420          1.30%            (0.14%)                (c)         37%
Year Ended June 30, 2001                   60,322          1.30%             0.12%                 (c)         41%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Value Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             INVESTMENT ACTIVITIES
                                                    ---------------------------------------
                                                                  NET REALIZED
                                                                       AND
                                         NET ASSET       NET       UNREALIZED
                                           VALUE,    INVESTMENT      GAINS      TOTAL FROM
                                         BEGINNING     INCOME     (LOSSES) ON   INVESTMENT
                                         OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES
                                        ----------- ------------ ------------- ------------
CLASS A
Year Ended September 30, 2005              $45.01       0.43         4.53         4.96
Period Ended September 30, 2004 (d)         44.18      (0.01)        0.84         0.83
Period Ended June 30, 2004 (e)              44.16       0.08        (0.06)        0.02

CLASS C
Year Ended September 30, 2005              $44.85       0.02         4.58         4.60
Period Ended September 30, 2004 (d)         44.11         --(g)      0.74         0.74
Period Ended June 30, 2004 (e)              44.16       0.04        (0.09)       (0.05)

CLASS R
Year Ended September 30, 2005              $44.95       0.44         4.40         4.84
Period Ended September 30, 2004 (d)         44.16       0.08         0.71         0.79
Period Ended June 30, 2004 (e)              44.16       0.09        (0.09)          --

CLASS S
Year Ended September 30, 2005              $45.05       0.74         4.35         5.09
Period Ended September 30, 2004 (d)         44.20       0.14         0.71         0.85
Year Ended June 30, 2004 (f)                37.98       0.56         6.47         7.03
Year Ended June 30, 2003                    42.85       0.45        (4.88)       (4.43)
Year Ended June 30, 2002                    45.43       0.44        (1.87)       (1.43)
Year Ended June 30, 2001                    38.76       0.65         7.12         7.77



                                                           DISTRIBUTIONS
                                        ----------------------------------------------------
                                                                                              NET ASSET
                                             NET                      NET                       VALUE,
                                         INVESTMENT     RETURN     REALIZED       TOTAL         END OF          TOTAL
                                           INCOME     OF CAPITAL     GAINS    DISTRIBUTIONS     PERIOD         RETURN*
                                        ------------ ------------ ---------- --------------- ----------- ------------------
CLASS A
Year Ended September 30, 2005              (0.41)         --        (3.90)       (4.31)        $45.66         11.12%
Period Ended September 30, 2004 (d)           --          --           --           --          45.01          1.88%(a)
Period Ended June 30, 2004 (e)                --          --           --           --          44.18          0.05%(a)

CLASS C
Year Ended September 30, 2005              (0.33)         --        (3.90)       (4.23)        $45.22         10.29%
Period Ended September 30, 2004 (d)           --          --           --           --          44.85          1.68%(a)
Period Ended June 30, 2004 (e)                --          --           --           --          44.11         (0.11%)(a)

CLASS R
Year Ended September 30, 2005              (0.30)         --        (3.90)       (4.20)        $45.59         10.85%
Period Ended September 30, 2004 (d)           --          --           --           --          44.95          1.79%(a)
Period Ended June 30, 2004 (e)                --          --           --           --          44.16          0.00%(a)

CLASS S
Year Ended September 30, 2005              (0.46)         --        (3.90)       (4.36)        $45.78         11.42%
Period Ended September 30, 2004 (d)           --          --           --           --          45.05          1.92%(a)
Year Ended June 30, 2004 (f)               (0.41)         --        (0.40)       (0.81)         44.20         18.60%
Year Ended June 30, 2003                   (0.44)         --           --        (0.44)         37.98        (10.26%)
Year Ended June 30, 2002                   (0.07)      (0.41)       (0.67)       (1.15)         42.85         (3.02%)
Year Ended June 30, 2001                   (0.90)         --        (0.20)       (1.10)         45.43         20.30%



                                                                RATIOS/SUPPLEMENTAL DATA
                                        -------------------------------------------------------------------------
                                                                       RATIO OF NET
                                         NET ASSETS,      RATIO OF       INVESTMENT      RATIO OF
                                            END OF      EXPENSES TO      INCOME TO      EXPENSES TO
                                            PERIOD        AVERAGE         AVERAGE         AVERAGE      PORTFOLIO
                                           (000'S)       NET ASSETS     NET ASSETS      NET ASSETS**  TURNOVER***
                                        ------------- ---------------  -------------   -------------  -----------
CLASS A
Year Ended September 30, 2005              $  2,136        1.28%           1.16%           1.77%          35%
Period Ended September 30, 2004 (d)             717        1.21%(b)        1.08%(b)        1.65%(b)        5%
Period Ended June 30, 2004 (e)                  295        1.21%(b)        1.43%(b)        1.72%(b)       14%

CLASS C
Year Ended September 30, 2005              $     27        2.02%           0.43%           2.26%          35%
Period Ended September 30, 2004 (d)               5        1.96%(b)        0.21%(b)        2.17%(b)        5%
Period Ended June 30, 2004 (e)                    5        1.97%(b)        0.57%(b)        2.20%(b)       14%

CLASS R
Year Ended September 30, 2005              $      4        1.52%           0.99%           1.77%          35%
Period Ended September 30, 2004 (d)               3        1.44%(b)        0.74%(b)        1.65%(b)        5%
Period Ended June 30, 2004 (e)                    3        1.45%(b)        1.08%(b)        1.72%(b)       14%

CLASS S
Year Ended September 30, 2005              $366,952        1.01%           1.52%           1.25%          35%
Period Ended September 30, 2004 (d)         379,023        0.96%(b)        1.22%(b)        1.15%(b)        5%
Year Ended June 30, 2004 (f)                386,932        0.96%           1.30%           1.14%          14%
Year Ended June 30, 2003                    373,781        0.96%           1.24%           0.99%          78%
Year Ended June 30, 2002                    436,487        0.96%           1.02%               (c)        25%
Year Ended June 30, 2001                    495,817        0.96%           1.38%               (c)        27%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.
(g)  Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Microcap Value Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                             INVESTMENT ACTIVITIES
                                                    ----------------------------------------
                                                                  NET REALIZED
                                                                       AND
                                         NET ASSET       NET       UNREALIZED
                                           VALUE,    INVESTMENT       GAINS      TOTAL FROM
                                         BEGINNING     INCOME      (LOSSES) ON   INVESTMENT
                                         OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES
                                        ----------- ------------ -------------- ------------
CLASS A
Year Ended September 30, 2005              $18.83       0.07          3.57          3.64
Period Ended September 30, 2004 (d)         19.12      (0.01)        (0.28)        (0.29)
Period Ended June 30, 2004 (e)              19.04         --          0.08          0.08

CLASS C
Year Ended September 30, 2005              $18.77      (0.08)         3.54          3.46
Period Ended September 30, 2004 (d)         19.09      (0.02)        (0.30)        (0.32)
Period Ended June 30, 2004 (e)              19.04      (0.02)         0.07          0.05

CLASS R
Year Ended September 30, 2005              $18.81      (0.03)         3.60          3.57
Period Ended September 30, 2004 (d)         19.11      (0.01)        (0.29)        (0.30)
Period Ended June 30, 2004 (e)              19.04         --          0.07          0.07

CLASS S
Year Ended September 30, 2005              $18.86       0.04          3.65          3.69
Period Ended September 30, 2004 (d)         19.14       0.01         (0.29)        (0.28)
Year Ended June 30, 2004 (f)                13.60       0.05          5.60          5.65
Year Ended June 30, 2003                    14.60       0.05         (0.72)        (0.67)
Year Ended June 30, 2002                    13.23       0.03          1.58          1.61
Year Ended June 30, 2001                    12.26       0.13          1.74          1.87





                                                       DISTRIBUTIONS
                                          ---------------------------------------
                                                                                   NET ASSET
                                               NET         NET                       VALUE,
                                           INVESTMENT   REALIZED       TOTAL         END OF       TOTAL
                                             INCOME       GAINS    DISTRIBUTIONS     PERIOD      RETURN*
                                          ------------ ---------- --------------- -----------  -----------
CLASS A
Year Ended September 30, 2005               (0.15)       (0.80)       (0.95)         $21.52      19.62%
Period Ended September 30, 2004 (d)            --           --           --           18.83      (1.52%)(a)
Period Ended June 30, 2004 (e)                 --           --           --           19.12       0.42%(a)

CLASS C
Year Ended September 30, 2005               (0.10)       (0.80)       (0.90)         $21.33      18.72%
Period Ended September 30, 2004 (d)            --           --           --           18.77      (1.68%)(a)
Period Ended June 30, 2004 (e)                 --           --           --           19.09       0.26%(a)

CLASS R
Year Ended September 30, 2005               (0.11)       (0.80)       (0.91)         $21.47      19.27%
Period Ended September 30, 2004 (d)            --           --           --           18.81      (1.57%)(a)
Period Ended June 30, 2004 (e)                 --           --           --           19.11       0.37%(a)

CLASS S
Year Ended September 30, 2005               (0.16)       (0.80)       (0.96)         $21.59      19.89%
Period Ended September 30, 2004 (d)            --           --           --           18.86      (1.46%)(a)
Year Ended June 30, 2004 (f)                (0.05)       (0.06)       (0.11)          19.14      41.63%
Year Ended June 30, 2003                    (0.04)       (0.29)       (0.33)          13.60      (4.55%)
Year Ended June 30, 2002                    (0.02)       (0.22)       (0.24)          14.60      12.44%
Year Ended June 30, 2001                    (0.13)       (0.77)       (0.90)          13.23      16.82%



                                                                     RATIOS/SUPPLEMENTAL DATA
                                          ---------------------------------------------------------------------------
                                                         RATIO OF NET
                                                          INVESTMENT
                                          NET ASSETS,      RATIO OF          INCOME          RATIO OF
                                           END OF         EXPENSES TO      (LOSS) TO       EXPENSES TO
                                           PERIOD          AVERAGE           AVERAGE          AVERAGE      PORTFOLIO
                                          (000'S)         NET ASSETS       NET ASSETS      NET ASSETS**   TURNOVER***
                                         ----------    --------------- ------------------ -------------- ------------
CLASS A
Year Ended September 30, 2005             $ 10,328         1.33%            (0.04%)          1.73%             8%
Period Ended September 30, 2004 (d)          1,522         1.28%(b)         0.04%(b)         1.63%(b)          3%
Period Ended June 30, 2004 (e)                 405         1.26%(b)         0.00%(b)         1.91%(b)         11%

CLASS C
Year Ended September 30, 2005             $    506         2.08%            (0.77%)          2.22%             8%
Period Ended September 30, 2004 (d)            167         2.03%(b)         (0.70%)(b)       2.06%(b)          3%
Period Ended June 30, 2004 (e)                   4         2.03%(b)         (0.62%)(b)       2.22%(b)         11%

CLASS R
Year Ended September 30, 2005             $    143         1.57%            (0.27%)          1.72%             8%
Period Ended September 30, 2004 (d)             94         1.53%(b)         (0.29%)(b)       1.67%(b)          3%
Period Ended June 30, 2004 (e)                 104         1.49%(b)         0.15%(b)         2.17%(b)         11%

CLASS S
Year Ended September 30, 2005             $232,912         1.07%            0.23%            1.22%             8%
Period Ended September 30, 2004 (d)        218,871         1.03%(b)         0.22%(b)         1.16%(b)          3%
Year Ended June 30, 2004 (f)               234,956         1.03%            0.31%            1.20%            11%
Year Ended June 30, 2003                    92,202         1.03%            0.36%            1.08%            17%
Year Ended June 30, 2002                    96,312         1.03%            0.26%                (c)          34%
Year Ended June 30, 2001                    62,162         1.03%            1.20%                (c)          29%

  *  Excludes sales charge.
 ** During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

September 30, 2005

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This annual report includes the following seven investment portfolios ("Funds"):

- Tamarack Large Cap Growth Fund ("Large Cap Growth Fund") (formerly Tamarack Large Cap Equity Fund)
- Tamarack Mid Cap Growth Fund ("Mid Cap Growth Fund") (formerly Tamarack Mid Cap Equity Fund)
- Tamarack Small Cap Growth Fund ("Small Cap Growth Fund") (formerly Tamarack Small Cap Equity Fund)
- Tamarack Enterprise Fund ("Enterprise Fund")
- Tamarack Enterprise Small Cap Fund ("Enterprise Small Cap Fund")
- Tamarack Value Fund ("Value Fund")
- Tamarack Microcap Value Fund ("Microcap Value Fund")

The Large Cap Growth, Mid Cap Growth, Small Cap Growth and Enterprise Funds offer five share classes: Class A, Class C, Class R, Class I and Class S shares. The Enterprise Small Cap, Value, and Microcap Value Funds offer four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R (available to certain 401(k) and other employer-sponsored retirement plans), Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares (available through certain fee-based programs of broker-dealers or registered investment advisers) are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:

Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost. If there was no sale on the

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board of Trustees' approved pricing and valuation procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time. Investments in open-end investment companies are valued at net asset value.

INVESTMENT TRANSACTIONS AND INCOME:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:

Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

FINANCIAL INSTRUMENTS:

The Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give a Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. A Fund would recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the year ended September 30, 2005.

DISTRIBUTIONS TO SHAREHOLDERS:

Each of the Funds pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g., expiring capital loss carry forward and foreign currency transactions), they are reclassified within a Fund's capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights. The Value Fund utilizes earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.


SECURITIES LENDING:

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent (Wells Fargo Bank) a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss arising out of collateral investment loss of value and any resulting collateral deficiencies.

The following summarizes the market value of the securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of September 30, 2005.

                               Value of Securities
                                     Loaned           Value of Collateral
                              --------------------   --------------------
Large Cap Growth Fund             $17,715,043            $18,224,322
Mid Cap Growth Fund                16,182,234             16,660,906
Enterprise Fund                    40,664,771             41,889,360
Enterprise Small Cap Fund           9,636,518              9,928,144
Value Fund                         46,730,486             48,152,317

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

See page 73, Notes to Schedules of Investments, for a detailed breakdown of the investments purchased with the collateral received.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                                 Average Daily Net
                                  Assets of Fund         Annual Rate
                                 -----------------       -----------
Large Cap Growth Fund             All Net Assets           0.70%
Mid Cap Growth Fund               All Net Assets           0.70%
Small Cap Growth Fund             All Net Assets           0.70%

Enterprise Fund                   Up to $30 million        1.40%
                                  Over $30 million         0.90%

Enterprise Small Cap Fund         Up to $30 million        1.40%
                                  Over $30 million         0.90%

Value Fund                        All Net Assets           0.85%
Microcap Value Fund               All Net Assets           0.90%

Effective March 7, 2005, Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of each fund to the following levels:

                                    Annual Rate
                                    -----------
Large Cap Growth Fund Class S         1.00%
Small Cap Growth Fund Class S         1.43%
Enterprise Fund Class S               1.08%
Enterprise Small Cap Fund Class S     1.30%
Value Fund Class S                    1.08%
Microcap Value Fund Class S           1.12%

Classes A, C, and R vary from these limits only by the addition of class specific 12b-1 fees. This expense limitation agreement is in place until March 8, 2006 for the Funds. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice. Prior expense limitation agreements for the Large Cap Growth, Value and Microcap Value Funds expired May 1, 2005. The actual expense ratios for the fiscal year ended September 30, 2005 for these funds are a blended rate of this prior agreement and the expense limitation agreements currently in place as described above.

Voyageur employs, at its own expense, Babson Capital Management LLC, as sub-advisor to provide day-to-day portfolio management for the Enterprise, Enterprise Small Cap, Value and Microcap Value Funds.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of each Fund's average daily

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the maximum Plan fee rate for each class.

                      Class A      Class C      Class R
                   ------------   ---------   ----------
12b-1 Plan Fee         0.50%*       1.00%        0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The Distributor is currently voluntarily waiving 0.25% of the Plan fee for Class A.

For the fiscal year ended September 30, 2005 for Large Cap Growth, Mid Cap Growth, Small Cap Growth, Enterprise, Enterprise Small Cap, Value, and Microcap Value Funds, the Distributor received commissions of $135,556 from front-end sales charges of Class A shares of the Funds, of which $31,817 was paid to affiliated broker-dealers, the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor. The Distributor also received $4,231 from CDSC fees from Class C shares of the Funds.

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the fiscal year ended September 30, 2005 were as follows:

                                 Purchases          Sales
                              --------------   ---------------
Large Cap Growth Fund        $ 48,069,616      $105,441,060
Mid Cap Growth Fund            24,048,973        49,270,421
Small Cap Growth Fund           3,306,766        11,655,930
Enterprise Fund               117,033,610       154,238,402
Enterprise Small Cap Fund      24,465,310        36,930,044
Value Fund                    134,534,027       183,824,816
Microcap Value Fund            19,108,573        43,909,189

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest ("shares outstanding") without par value. Transactions in shares of the Funds are summarized below:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK LARGE CAP GROWTH FUND

                                                                 FOR THE               FOR THE               FOR THE
                                                                YEAR ENDED           PERIOD ENDED           YEAR ENDED
                                                               SEPTEMBER 30,         SEPTEMBER 30,           APRIL 30,
                                                                   2005                2004 (c)                2004
                                                               -------------         -------------         -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $   1,066,431         $   1,342,677         $   2,160,504
  Proceeds from shares exchanged from Class B                              -                     -             1,987,261
  Dividends reinvested                                                     -                     -                     -
  Cost of shares redeemed                                         (6,025,192)           (1,418,512)           (2,533,741)
                                                               -------------         -------------         -------------
  Change in Class A                                            $  (4,958,761)        $     (75,835)        $   1,614,024
                                                               -------------         -------------         -------------
CLASS B (f)
  Proceeds from shares issued                                   $          -          $          -         $      18,891
  Dividends reinvested                                                     -                     -                     -
  Cost of shares redeemed                                                  -                     -              (463,535)
  Cost of shares exchanged to Class A                                      -                     -            (1,987,261)
                                                               -------------         -------------         -------------
  Change in Class B                                             $          -          $          -         $  (2,431,905)
                                                               -------------         -------------         -------------
CLASS I
  Proceeds from shares issued                                  $     599,505         $     551,537         $  13,734,446
  Dividends reinvested                                                21,487                     -                     -
  Cost of shares redeemed                                        (17,554,396)           (8,996,501)          (27,086,490)
                                                               -------------         -------------         -------------
  Change in Class I                                            $ (16,933,404)        $  (8,444,964)        $ (13,352,044)
                                                               -------------         -------------         -------------
CLASS C
  Proceeds from shares issued                                  $      21,500          $          -         $       3,275(a)
  Dividends reinvested                                                     -                     -                     -
  Cost of shares redeemed                                                  -                     -                     -
                                                               -------------         -------------         -------------
  Change in Class C                                            $      21,500          $          -         $       3,275
                                                               -------------         -------------         -------------
CLASS R
  Proceeds from shares issued                                  $       9,409         $      62,311         $       3,275(a)
  Dividends reinvested                                                    42                     -                     -
  Cost of shares redeemed                                            (64,197)                    -                     -
                                                               -------------         -------------         -------------
  Change in Class R                                            $     (54,746)        $      62,311         $       3,275
                                                               -------------         -------------         -------------
CLASS S
  Proceeds from shares issued                                  $   5,837,355         $   1,096,877         $      75,766(a)
  Proceeds from shares issued in connection with merger                    -                     -           196,009,945(a)
  Dividends reinvested                                               291,967                     -                     -
  Cost of shares redeemed                                        (41,615,488)          (20,453,504)           (1,042,227)(a)
                                                               -------------         -------------         -------------
  Change in Class S                                            $ (35,486,166)        $ (19,356,627)        $ 195,043,484
                                                               -------------         -------------         -------------
  Change in net assets from capital transactions               $ (57,411,577)        $ (27,815,115)        $ 180,880,109
                                                               =============         =============         =============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                             103,192               133,645               225,968
  Issued in connection with exchange from Class B                          -                     -               202,575
  Reinvested                                                               -                     -                     -
  Redeemed                                                          (587,721)             (143,043)             (267,598)
                                                               -------------         -------------         -------------
  Change in Class A                                                 (484,529)               (9,398)              160,945
                                                               -------------         -------------         -------------
CLASS B (f)
  Issued                                                                   -                     -                11,459
  Reinvested                                                               -                     -                     -
  Redeemed                                                                 -                     -               (59,888)
  Shares exchanged to Class A                                              -                     -              (211,862)
                                                               -------------         -------------         -------------
  Change in Class B                                                        -                     -              (260,291)
                                                               -------------         -------------         -------------
CLASS I
  Issued                                                              58,218                54,947             1,429,324
  Reinvested                                                           2,004                     -                     -
  Redeemed                                                        (1,682,664)             (908,488)           (2,838,108)
                                                               -------------         -------------         -------------
  Change in Class I                                               (1,622,442)             (853,541)           (1,408,784)
                                                               -------------         -------------         -------------
CLASS C
  Issued                                                               2,052                     -                   319(a)
  Reinvested                                                               -                     -                     -
  Redeemed                                                                 -                     -                     -
                                                               -------------         -------------         -------------
  Change in Class C                                                    2,052                     -                   319
                                                               -------------         -------------         -------------
CLASS R
  Issued                                                                 909                 6,288                   319(a)
  Reinvested                                                               4                     -                     -
  Redeemed                                                            (6,136)                    -                     -
                                                               -------------         -------------         -------------
  Change in Class R                                                   (5,223)                6,288                   319
                                                               -------------         -------------         -------------
CLASS S
  Issued                                                             549,097               110,347                 6,031(a)
  Issued in connection with merger                                         -                     -            18,955,270(a)
  Reinvested                                                          27,238                     -                     -
  Redeemed                                                        (3,950,429)           (2,054,541)              (96,982)(a)
                                                               -------------         -------------         -------------
  Change in Class S                                               (3,374,094)           (1,944,194)           18,864,319
                                                               -------------         -------------         -------------
  Change in shares from capital transactions                      (5,484,236)           (2,800,845)           17,356,827
                                                               =============         =============         =============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MID CAP GROWTH FUND

                                                                 FOR THE              FOR THE              FOR THE
                                                                YEAR ENDED          PERIOD ENDED          YEAR ENDED
                                                               SEPTEMBER 30,        SEPTEMBER 30,          APRIL 30,
                                                                   2005               2004 (c)               2004
                                                               ------------         ------------         ------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $ 22,924,315         $  5,844,789         $ 23,573,624
  Proceeds from shares exchanged from Class B                             -                    -            6,045,653
  Dividends reinvested                                            9,192,096                    -                    -
  Cost of shares redeemed                                       (58,961,990)          (6,404,133)         (18,710,085)
                                                               ------------         ------------         ------------
  Change in Class A                                            $(26,845,579)        $   (559,344)        $ 10,909,192
                                                               ------------         ------------         ------------
CLASS B (f)
  Proceeds from shares issued                                  $          -         $          -         $     20,658
  Dividends reinvested                                                    -                    -                    -
  Cost of shares redeemed                                                 -                    -           (3,028,018)
  Cost of shares exchanged to Class A                                     -                    -           (6,045,653)
                                                               ------------         ------------         ------------
  Change in Class B                                            $          -         $          -         $ (9,053,013)
                                                               ------------         ------------         ------------
CLASS I
  Proceeds from shares issued                                  $ 49,639,229         $  1,804,334         $ 21,681,784
  Dividends reinvested                                            4,657,566                    -                    -
  Cost of shares redeemed                                       (39,173,309)         (17,132,569)         (74,859,941)
                                                               ------------         ------------         ------------
  Change in Class I                                            $ 15,123,486         $(15,328,235)        $(53,178,157)
                                                               ------------         ------------         ------------
CLASS C
  Proceeds from shares issued                                  $    334,996         $     10,000         $      3,025(a)
  Dividends reinvested                                                1,742                    -                    -
  Cost of shares redeemed                                                 -                    -                    -
                                                               ------------         ------------         ------------
  Change in Class C                                            $    336,738         $     10,000         $      3,025
                                                               ------------         ------------         ------------
CLASS R
  Proceeds from shares issued                                  $      7,576         $     70,242         $      3,025(a)
  Dividends reinvested                                               10,040                    -                    -
  Cost of shares redeemed                                           (59,141)                   -                    -
                                                               ------------         ------------         ------------
  Change in Class R                                            $    (41,525)        $     70,242         $      3,025
                                                               ------------         ------------         ------------
CLASS S
  Proceeds from shares issued                                  $  1,303,512         $    222,116         $      4,370(a)
  Proceeds from shares issued in connection with merger                   -                    -                    -
  Dividends reinvested                                               30,197                    -                    -
  Cost of shares redeemed                                           (37,112)                   -                    -
                                                               ------------         ------------         ------------
  Change in Class S                                            $  1,296,597         $    222,116         $      4,370
                                                               ------------         ------------         ------------
  Change in net assets from capital transactions               $(10,130,283)        $(15,585,221)        $(51,311,558)
                                                               ============         ============         ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                          1,967,986              490,556            2,096,445
  Issued in connection with exchange from Class B                         -                    -              506,336
  Reinvested                                                        827,372                    -                    -
  Redeemed                                                       (4,972,339)            (535,959)          (1,668,623)
                                                               ------------         ------------         ------------
  Change in Class A                                              (2,176,981)             (45,403)             934,158
                                                               ------------         ------------         ------------
CLASS B (f)
  Issued                                                                  -                    -               47,063
  Reinvested                                                              -                    -                    -
  Redeemed                                                                -                    -             (343,358)
  Shares exchanged to Class A                                             -                    -             (551,611)
                                                               ------------         ------------         ------------
  Change in Class B                                                       -                    -             (847,906)
                                                               ------------         ------------         ------------
CLASS I
  Issued                                                          4,028,517              148,303            1,880,365
  Reinvested                                                        409,276                    -                    -
  Redeemed                                                       (3,273,853)          (1,425,559)          (6,374,888)
                                                               ------------         ------------         ------------
  Change in Class I                                               1,163,940           (1,277,256)          (4,494,523)
                                                               ------------         ------------         ------------
CLASS C
  Issued                                                             30,694                  861                  242(a)
  Reinvested                                                            158                    -                    -
  Redeemed                                                                -                    -                    -
                                                               ------------         ------------         ------------
  Change in Class C                                                  30,852                  861                  242
                                                               ------------         ------------         ------------
CLASS R
  Issued                                                                666                5,994                  242(a)
  Reinvested                                                            906                    -                    -
  Redeemed                                                           (5,101)                   -                    -
                                                               ------------         ------------         ------------
  Change in Class R                                                  (3,529)               5,994                  242
                                                               ------------         ------------         ------------
CLASS S
  Issued                                                            107,417               18,681                  345(a)
  Issued in connection with merger                                        -                    -                    -
  Reinvested                                                          2,653                    -                    -
  Redeemed                                                           (3,198)                   -                    -
                                                               ------------         ------------         ------------
  Change in Class S                                                 106,872               18,681                  345
                                                               ------------         ------------         ------------
  Change in shares from capital transactions                       (878,846)          (1,297,123)          (4,407,442)
                                                               ============         ============         ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK SMALL CAP GROWTH FUND

                                                                 FOR THE              FOR THE              FOR THE
                                                                YEAR ENDED          PERIOD ENDED          YEAR ENDED
                                                               SEPTEMBER 30,        SEPTEMBER 30,          APRIL 30,
                                                                   2005               2004 (c)               2004
                                                               ------------         ------------         ------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $  1,943,039         $  1,189,842         $  2,106,017
  Proceeds from shares exchanged from Class B                             -                    -            2,202,168
  Dividends reinvested                                            1,252,211                    -                    -
  Cost of shares redeemed                                        (3,692,825)            (872,973)          (2,597,589)
                                                               ------------         ------------         ------------
  Change in Class A                                            $   (497,575)        $    316,869         $  1,710,596
                                                               ------------         ------------         ------------
CLASS B (f)
  Proceeds from shares issued                                   $         -          $         -         $      3,067
  Dividends reinvested                                                    -                    -                    -
  Cost of shares redeemed                                                 -                    -             (540,799)
  Cost of shares exchanged to Class A                                     -                    -           (2,202,168)
                                                               ------------         ------------         ------------
  Change in Class B                                             $         -          $         -         $ (2,739,900)
                                                               ------------         ------------         ------------
CLASS I
  Proceeds from shares issued                                  $  1,253,375         $    198,992         $  8,599,093
  Dividends reinvested                                              712,681                    -                    -
  Cost of shares redeemed                                        (7,602,663)          (4,784,620)         (15,037,546)
                                                               ------------         ------------         ------------
  Change in Class I                                            $ (5,636,607)        $ (4,585,628)        $ (6,438,453)
                                                               ------------         ------------         ------------
CLASS C
  Proceeds from shares issued                                  $     36,162         $    229,687         $      3,275(a)
  Dividends reinvested                                               32,389                    -                    -
  Cost of shares redeemed                                          (222,983)             (29,190)                   -
                                                               ------------         ------------         ------------
  Change in Class C                                            $   (154,432)        $    200,497         $      3,275
                                                               ------------         ------------         ------------
CLASS R
  Proceeds from shares issued                                  $     73,483         $     16,441         $      5,275(a)
  Dividends reinvested                                                3,481                    -                    -
  Cost of shares redeemed                                           (31,739)                   -                    -
                                                               ------------         ------------         ------------
  Change in Class R                                            $     45,225         $     16,441         $      5,275
                                                               ------------         ------------         ------------
CLASS S
  Proceeds from shares issued                                  $    136,114         $     16,418         $      3,275(a)
  Proceeds from shares issued in connection with merger                   -                    -                    -
  Dividends reinvested                                                8,468                    -                    -
  Cost of shares redeemed                                           (14,039)                   -                    -
                                                               ------------         ------------         ------------
  Change in Class S                                            $    130,543         $     16,418         $      3,275
                                                               ------------         ------------         ------------
  Change in net assets from capital transactions               $ (6,112,846)        $ (4,035,403)        $ (7,455,932)
                                                               ============         ============         ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                            145,887               89,307              169,571
  Issued in connection with exchange from Class B                         -                    -              170,843
  Reinvested                                                         96,324                    -                    -
  Redeemed                                                         (279,411)             (66,271)            (203,991)
                                                               ------------         ------------         ------------
  Change in Class A                                                 (37,200)              23,036              136,423
                                                               ------------         ------------         ------------
CLASS B (f)
  Issued                                                                  -                    -               11,042
  Reinvested                                                              -                    -                    -
  Redeemed                                                                -                    -              (55,956)
  Shares exchanged to Class A                                             -                    -             (181,547)
                                                               ------------         ------------         ------------
  Change in Class B                                                       -                    -             (226,461)
                                                               ------------         ------------         ------------
CLASS I
  Issued                                                             94,389               14,786              664,168
  Reinvested                                                         53,747                    -                    -
  Redeemed                                                         (542,482)            (356,401)          (1,234,140)
                                                               ------------         ------------         ------------
  Change in Class I                                                (394,346)            (341,615)            (569,972)
                                                               ------------         ------------         ------------
CLASS C
  Issued                                                              2,791               17,537                  240(a)
  Reinvested                                                          2,507                    -                    -
  Redeemed                                                          (16,773)              (2,224)                   -
                                                               ------------         ------------         ------------
  Change in Class C                                                 (11,475)              15,313                  240
                                                               ------------         ------------         ------------
CLASS R
  Issued                                                              5,810                1,187                  388(a)
  Reinvested                                                            269                    -                    -
  Redeemed                                                           (2,429)                   -                    -
                                                               ------------         ------------         ------------
  Change in Class R                                                   3,650                1,187                  388
                                                               ------------         ------------         ------------
CLASS S
  Issued                                                             10,220                1,246                  237(a)
  Issued in connection with merger                                        -                    -                    -
  Reinvested                                                            639                    -                    -
  Redeemed                                                           (1,032)                   -                    -
                                                               ------------         ------------         ------------
  Change in Class S                                                   9,827                1,246                  237
                                                               ------------         ------------         ------------
  Change in shares from capital transactions                       (429,544)            (300,833)            (659,145)
                                                               ============         ============         ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE FUND

                                                          FOR THE               FOR THE                  FOR THE
                                                         YEAR ENDED           PERIOD ENDED              YEAR ENDED
                                                        SEPTEMBER 30,         SEPTEMBER 30,              JUNE 30,
                                                            2005                 2004 (d)                  2004
                                                        -------------         -------------            -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                           $  10,180,788         $   1,475,584            $   1,812,247(b)
  Dividends reinvested                                        196,368                     -                        -
  Cost of shares redeemed                                  (1,870,426)              (37,087)                       -
                                                        -------------         -------------            -------------
  Change in Class A                                     $   8,506,730         $   1,438,497            $   1,812,247
                                                        -------------         -------------            -------------
CLASS I
  Proceeds from shares issued                           $   4,569,103         $  26,706,929(e)          $          -
  Dividends reinvested                                      1,038,060                     -                        -
  Cost of shares redeemed                                  (5,805,339)                    -                        -
                                                        -------------         -------------            -------------
  Change in Class I                                     $    (198,176)        $  26,706,929             $          -
                                                        -------------         -------------            -------------
CLASS C
  Proceeds from shares issued                           $     720,262         $      49,195            $      22,452(b)
  Dividends reinvested                                          6,849                     -                        -
  Cost of shares redeemed                                     (51,917)                    -                        -
                                                        -------------         -------------            -------------
  Change in Class C                                     $     675,194         $      49,195            $      22,452
                                                        -------------         -------------            -------------
CLASS R
  Proceeds from shares issued                           $      49,256         $       3,000            $       3,275(b)
  Dividends reinvested                                            255                     -                        -
  Cost of shares redeemed                                           -                     -                        -
                                                        -------------         -------------            -------------
  Change in Class R                                     $      49,511         $       3,000            $       3,275
                                                        -------------         -------------            -------------
CLASS S
  Proceeds from shares issued                           $  16,493,378         $   6,050,929            $ 158,810,085
  Dividends reinvested                                     12,015,924                     -                   38,566
  Cost of shares redeemed                                 (81,523,746)          (24,704,151)             (79,156,190)
                                                        -------------         -------------            -------------
  Change in Class S                                     $ (53,014,444)        $ (18,653,222)           $  79,692,461
                                                        -------------         -------------            -------------
  Change in net assets from capital transactions        $ (43,981,185)        $   9,544,399            $  81,530,435
                                                        =============         =============            =============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                      413,084                64,412                   78,360(b)
  Reinvested                                                    7,861                     -                        -
  Redeemed                                                    (76,157)               (1,702)                       -
                                                        -------------         -------------            -------------
  Change in Class A                                           344,788                62,710                   78,360
                                                        -------------         -------------            -------------
CLASS I
  Issued                                                      185,598             1,119,787(e)                     -
  Reinvested                                                   41,456                     -                        -
  Redeemed                                                   (234,505)                    -                        -
                                                        -------------         -------------            -------------
  Change in Class I                                            (7,451)            1,119,787                        -
                                                        -------------         -------------            -------------
CLASS C
  Issued                                                       29,242                 2,169                      977(b)
  Reinvested                                                      276                     -                        -
  Redeemed                                                     (2,074)                    -                        -
                                                        -------------         -------------            -------------
  Change in Class C                                            27,444                 2,169                      977
                                                        -------------         -------------            -------------
CLASS R
  Issued                                                        1,974                   135                      136(b)
  Reinvested                                                       10                     -                        -
  Redeemed                                                          -                     -                        -
                                                        -------------         -------------            -------------
  Change in Class R                                             1,984                   135                      136
                                                        -------------         -------------            -------------
CLASS S
  Issued                                                      663,680               265,511                7,066,008
  Reinvested                                                  480,061                     -                    1,685
  Redeemed                                                 (3,296,110)           (1,086,623)              (3,572,168)
                                                        -------------         -------------            -------------
  Change in Class S                                        (2,152,369)             (821,112)               3,495,525
                                                        -------------         -------------            -------------
  Change in shares from capital transactions               (1,785,604)              363,689                3,574,998
                                                        =============         =============            =============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE SMALL CAP FUND

                                                          FOR THE              FOR THE              FOR THE
                                                         YEAR ENDED          PERIOD ENDED          YEAR ENDED
                                                        SEPTEMBER 30,        SEPTEMBER 30,          JUNE 30,
                                                            2005                2004 (d)              2004
                                                        ------------         ------------         ------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                           $  2,380,621         $    974,709         $    871,144(b)
  Dividends reinvested                                       185,455                    -                    -
  Cost of shares redeemed                                 (1,530,522)            (102,607)             (27,292)(b)
                                                        ------------         ------------         ------------
  Change in Class A                                     $  1,035,554         $    872,102         $    843,852
                                                        ------------         ------------         ------------
CLASS C
  Proceeds from shares issued                           $    461,224         $     25,253         $    187,776(b)
  Dividends reinvested                                        14,187                    -                    -
  Cost of shares redeemed                                   (202,006)             (29,644)                   -
                                                        ------------         ------------         ------------
  Change in Class C                                     $    273,405         $     (4,391)        $    187,776
                                                        ------------         ------------         ------------
CLASS R
  Proceeds from shares issued                           $     14,012          $         -         $      3,275(b)
  Dividends reinvested                                           953                    -                    -
  Cost of shares redeemed                                          -                    -                    -
                                                        ------------         ------------         ------------
  Change in Class R                                     $     14,965          $         -         $      3,275
                                                        ------------         ------------         ------------
CLASS S
  Proceeds from shares issued                           $  2,454,568         $    533,095         $ 14,405,870
  Dividends reinvested                                     5,242,047                    -                    -
  Cost of shares redeemed                                (14,584,577)          (2,157,622)         (11,554,249)
                                                        ------------         ------------         ------------
  Change in Class S                                     $ (6,887,962)        $ (1,624,527)        $  2,851,621
                                                        ------------         ------------         ------------
  Change in net assets from capital transactions        $ (5,564,038)        $   (756,816)        $  3,886,524
                                                        ============         ============         ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                      71,803               30,625               27,839(b)
  Reinvested                                                   5,553                    -                    -
  Redeemed                                                   (46,948)              (3,275)                (846)(b)
                                                        ------------         ------------         ------------
  Change in Class A                                           30,408               27,350               26,993
                                                        ------------         ------------         ------------
CLASS C
  Issued                                                      14,298                  802                6,176(b)
  Reinvested                                                     427                    -                    -
  Redeemed                                                    (6,225)                (949)                   -
                                                        ------------         ------------         ------------
  Change in Class C                                            8,500                 (147)               6,176
                                                        ------------         ------------         ------------
CLASS R
  Issued                                                         404                    -                  101(b)
  Reinvested                                                      29                    -                    -
  Redeemed                                                         -                    -                    -
                                                        ------------         ------------         ------------
  Change in Class R                                              433                    -                  101
                                                        ------------         ------------         ------------
CLASS S
  Issued                                                      74,653               16,853              470,482
  Reinvested                                                 156,663                    -                    -
  Redeemed                                                  (446,464)             (68,346)            (384,651)
                                                        ------------         ------------         ------------
  Change in Class S                                         (215,148)             (51,493)              85,831
                                                        ------------         ------------         ------------
  Change in shares from capital transactions                (175,807)             (24,290)             119,101
                                                        ============         ============         ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK VALUE FUND

                                                           FOR THE              FOR THE              FOR THE
                                                          YEAR ENDED          PERIOD ENDED          YEAR ENDED
                                                        SEPTEMBER 30,        SEPTEMBER 30,           JUNE 30,
                                                             2005               2004 (d)               2004
                                                        ------------         ------------         ------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                           $  1,472,596         $    419,458         $    290,599(b)
  Dividends reinvested                                        66,192                    -                    -
  Cost of shares redeemed                                   (133,888)             (13,388)                   -
                                                        ------------         ------------         ------------
  Change in Class A                                     $  1,404,900         $    406,070         $    290,599
                                                        ------------         ------------         ------------
CLASS C
  Proceeds from shares issued                           $     20,325         $        600         $      4,475(b)
  Dividends reinvested                                         1,824                    -                    -
  Cost of shares redeemed                                       (200)                   -                    -
                                                        ------------         ------------         ------------
  Change in Class C                                     $     21,949         $        600         $      4,475
                                                        ------------         ------------         ------------
CLASS R
  Proceeds from shares issued                            $         -         $          -         $      3,275(b)
  Dividends reinvested                                           309                    -                    -
  Cost of shares redeemed                                          -                    -                    -
                                                        ------------         ------------         ------------
  Change in Class R                                     $        309         $          -         $      3,275
                                                        ------------         ------------         ------------
CLASS S
  Proceeds from shares issued                           $ 14,848,948         $  2,844,610         $ 36,828,853
  Dividends reinvested                                    34,436,429                    -            7,260,313
  Cost of shares redeemed                                (67,966,941)         (17,802,259)         (89,961,354)
                                                        ------------         ------------         ------------
  Change in Class S                                     $(18,681,564)        $(14,957,649)        $(45,872,188)
                                                        ------------         ------------         ------------
  Change in net assets from capital transactions        $(17,254,406)        $(14,550,979)        $(45,573,839)
                                                        ============         ============         ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                      32,354                9,553                6,688(b)
  Reinvested                                                   1,466                    -                    -
  Redeemed                                                    (2,989)                (299)                   -
                                                        ------------         ------------         ------------
  Change in Class A                                           30,831                9,254                6,688
                                                        ------------         ------------         ------------
CLASS C
  Issued                                                         435                   14                  102(b)
  Reinvested                                                      41                    -                    -
  Redeemed                                                        (4)                   -                    -
                                                        ------------         ------------         ------------
  Change in Class C                                              472                   14                  102
                                                        ------------         ------------         ------------
CLASS R
  Issued                                                           -                    -                   74(b)
  Reinvested                                                       7                    -                    -
  Redeemed                                                         -                    -                    -
                                                        ------------         ------------         ------------
  Change in Class R                                                7                    -                   74
                                                        ------------         ------------         ------------
CLASS S
  Issued                                                     324,852               64,960              881,158
  Reinvested                                                 762,033                    -              170,742
  Redeemed                                                (1,484,514)            (405,882)          (2,138,878)
                                                        ------------         ------------         ------------
  Change in Class S                                         (397,629)            (340,922)          (1,086,978)
                                                        ------------         ------------         ------------
  Change in shares from capital transactions                (366,319)            (331,654)          (1,080,114)
                                                        ============         ============         ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MICROCAP VALUE FUND

                                                                 FOR THE               FOR THE               FOR THE
                                                                YEAR ENDED           PERIOD ENDED           YEAR ENDED
                                                               SEPTEMBER 30,         SEPTEMBER 30,           JUNE 30,
                                                                    2005                2004 (d)                2004
                                                               -------------         -------------         -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $   9,681,055         $   1,094,614         $     395,773(b)
  Dividends reinvested                                               138,103                     -                     -
  Cost of shares redeemed                                         (1,708,391)              (11,968)                    -
                                                               -------------         -------------         -------------
  Change in Class A                                            $   8,110,767         $   1,082,646         $     395,773
                                                               -------------         -------------         -------------
CLASS C
  Proceeds from shares issued                                  $     309,334         $     156,346         $       3,575(b)
  Dividends reinvested                                                10,671                     -                     -
  Cost of shares redeemed                                            (20,393)                    -                     -
                                                               -------------         -------------         -------------
  Change in Class C                                            $     299,612         $     156,346         $       3,575
                                                               -------------         -------------         -------------
CLASS R
  Proceeds from shares issued                                  $      30,532         $       7,393         $     103,289(b)
  Dividends reinvested                                                 4,653                     -                     -
  Cost of shares redeemed                                             (2,283)              (15,055)                    -
                                                               -------------         -------------         -------------
  Change in Class R                                            $      32,902         $      (7,662)        $     103,289
                                                               -------------         -------------         -------------
CLASS S
  Proceeds from shares issued                                  $  22,360,127         $   4,261,465         $ 135,935,339
  Proceeds from shares issued in connection with merger                    -                     -                     -
  Dividends reinvested                                            10,338,361                     -               822,848
  Cost of shares redeemed                                        (49,221,725)          (16,170,103)          (37,300,490)
                                                               -------------         -------------         -------------
  Change in Class S                                            $ (16,523,237)        $ (11,908,638)        $  99,457,697
                                                               -------------         -------------         -------------
  Change in net assets from capital transactions               $  (8,079,956)        $ (10,677,308)        $  99,960,334
                                                               =============         =============         =============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                             476,629                60,337                21,185(b)
  Reinvested                                                           6,859                     -                     -
  Redeemed                                                           (84,378)                 (662)                    -
                                                               -------------         -------------         -------------
  Change in Class A                                                  399,110                59,675                21,185
                                                               -------------         -------------         -------------
CLASS C
  Issued                                                              15,346                 8,691                   189(b)
  Reinvested                                                             531                     -                     -
  Redeemed                                                            (1,010)                    -                     -
                                                               -------------         -------------         -------------
  Change in Class C                                                   14,867                 8,691                   189
                                                               -------------         -------------         -------------
CLASS R
  Issued                                                               1,505                   406                 5,444(b)
  Reinvested                                                             231                     -                     -
  Redeemed                                                              (111)                 (834)                    -
                                                               -------------         -------------         -------------
  Change in Class R                                                    1,625                  (428)                5,444
                                                               -------------         -------------         -------------
CLASS S
  Issued                                                           1,096,146               232,596             7,588,500
  Reinvested                                                         512,053                     -                47,345
  Redeemed                                                        (2,426,665)             (903,979)           (2,137,437)
                                                               -------------         -------------         -------------
  Change in Class S                                                 (818,466)             (671,383)            5,498,408
                                                               -------------         -------------         -------------
  Change in shares from capital transactions                        (402,864)             (603,445)            5,525,226
                                                               =============         =============         =============

(a) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(c)  For the period from May 1, 2004 to September 30, 2004.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from September 30, 2004 (commencement of operations) to September 30, 2004.
(f)  Class B shares were converted to Class A shares on March 24, 2004.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective as of the taxable year ended September 30, 2004, each of the Funds changed its annual tax period to September 30th.


The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of September 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                     Net Unrealized
                                  Tax Cost        Unrealized        Unrealized        Appreciation
                               of Securities     Appreciation      Depreciation      (Depreciation)
                              ---------------   --------------   ----------------   ---------------
Large Cap Growth Fund          $142,498,330     $ 20,911,914    $ (8,308,001)         $ 12,603,913
Mid Cap Growth Fund              95,153,303       19,072,649      (4,250,848)           14,821,801
Small Cap Growth Fund            10,507,111        2,870,639        (702,060)            2,168,579
Enterprise Fund                 279,709,882      107,022,311     (15,018,283)           92,004,028
Enterprise Small Cap Fund        51,265,310       23,444,197      (3,196,594)           20,247,603
Value Fund                      262,752,082      113,481,871      (7,585,359)          105,896,512
Microcap Value Fund             171,947,655       77,679,362     (15,723,333)           61,956,029

The tax character of distributions during the fiscal year ended September 30, 2005 was as follows:


                                                      Distribution Paid From
                        -----------------------------------------------------------------------------------
                             Net                                                                  Total
                         Investment     Net Long Term     Total Taxable       Tax Exempt      Distributions
                           Income       Capital Gains     Distributions     Distributions         Paid
                        ------------   ---------------   ---------------   ---------------   --------------
Large Cap Growth
 Fund                    $  357,837        $         -      $   357,837           $  -        $   357,837
Mid Cap Growth
 Fund                             -         14,589,566       14,589,566              -         14,589,566
Small Cap Growth
 Fund                        48,489          2,178,450        2,226,939              -          2,226,939
Enterprise Fund           1,379,503         13,162,312       14,541,815              -         14,541,815
Enterprise Small Cap
 Fund                             -          5,723,541        5,723,541              -          5,723,541
Value Fund                6,906,033         28,842,246       35,748,279              -         35,748,279
Microcap Value
 Fund                     2,924,828          7,999,771       10,924,599              -         10,924,599

The tax character of distributions during the fiscal year ended June 30, 2004 was as follows:


                                                      Distribution Paid From
                        -----------------------------------------------------------------------------------
                             Net                                                                  Total
                         Investment     Net Long Term     Total Taxable       Tax Exempt      Distributions
                           Income       Capital Gains     Distributions     Distributions         Paid
                        ------------   ---------------   ---------------   ---------------   --------------
Enterprise Fund          $   43,832        $        -        $   43,832          $  -          $   43,832
Enterprise Small Cap
 Fund                             -                 -                 -             -                   -
Value Fund                3,800,757         3,742,736         7,543,493             -           7,543,493
Microcap Value
 Fund                       397,468           481,025           878,493             -             878,493

During the period ended September 30, 2004, the Funds had no distributions.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

During the fiscal year ended April 30, 2004, the Large Cap Growth, Mid Cap Growth, and Small Cap Growth Funds had no distributions.


As of September 30, 2005 the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                                                               Accum.                              Total
                         Undist.       Undist.                               Capital and        Unrealized         Accum.
                        Ordinary     Long-Term        Accum.       Dist.       Other           Appreciation/     Earnings/
                         Income     Capital Gains    Earnings     Payable      Losses          Depreciation      (Deficit)
                        ---------   -------------  ------------   -------   -------------      -------------   -------------
Large Cap Growth
 Fund                  $   63,066    $         -    $    63,066     $  -    $(36,707,333)      $ 12,603,913    $ (24,040,354)
Mid Cap Growth
 Fund                           -      1,621,492      1,621,492        -               -         14,821,801       16,443,293
Small Cap Growth
 Fund                      93,040      2,745,780      2,838,820        -               -          2,168,579        5,007,399
Enterprise Fund                 -     40,289,904     40,289,904        -               -         92,004,028      132,293,932
Enterprise Small Cap
 Fund                     628,113      9,626,709     10,254,822        -               -         20,247,603       30,502,425
Value Fund              7,393,936     47,770,071     55,164,007        -               -        105,896,512      161,060,519
Microcap Value Fund       898,938     16,761,465     17,660,403        -               -         61,956,029       79,616,432

As of September 30, 2005, the following Funds had net capital loss carryforwards subject to certain limitations on availability, to offset future net capital gains, if any, as successor of a merger. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains will not be distributed to shareholders.

                              Capital Loss
                              Carryforward        Expires
                             --------------      --------
Large Cap Growth Fund          $24,118,394         2008
                                 9,673,722         2009
                                 2,915,217         2010

--------------------------------------------------------------------------------

8. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2005, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

For the fiscal year ended September 30, 2005, the following Fund paid qualified dividend income:


                               Qualified
                                Dividend
                                 Income
                             -------------
Small Cap Growth Fund           $31,528

For corporate shareholders the following percentage of the total ordinary income distributions paid during the tax year ended September 30, 2005, qualify for the corporate dividend received deduction for the following Funds:

                               Percentage
                              -----------
Large Cap Growth Fund         100.00%
Small Cap Growth Fund          65.02%
Enterprise Fund                46.05%
Value Fund                     21.33%
Microcap Value Fund            70.11%

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

9. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and/or excessive trading. During the fiscal year ended September 30, 2005 the redemption fees collected by each Fund were as follows:


                               Redemption Fees
                              ----------------
Large Cap Growth Fund                    $118
Mid Cap Growth Fund                       102
Small Cap Growth Fund                      41
Enterprise Fund                         1,687
Enterprise Small Cap Fund               3,407
Value Fund                                241
Microcap Value Fund                     1,070

--------------------------------------------------------------------------------

10. SOFT DOLLARS

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. Voyageur and each sub-advisor, as applicable, have a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds' securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund's best interest. As of September 30, 2005 certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Large Cap Growth Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMON STOCKS - 98.21%
CONSUMER DISCRETIONARY - 15.74%
      46,640    Carnival Corp. (c)                              $    2,331,067
      22,900    E.W. Scripps Co. (The),                              1,144,313
                Class A
      85,960    eBay, Inc. (b)                                       3,541,552
      70,140    Home Depot, Inc.                                     2,675,140
      75,010    Kohl's Corp. (b)                                     3,764,002
      79,900    McGraw-Hill Cos., Inc.                               3,838,396
                (The)
     180,640    Staples, Inc.                                        3,851,244
      66,780    Starbucks Corp. (b)                                  3,345,678
                                                                --------------

                                                                    24,491,392
                                                                --------------

CONSUMER STAPLES - 10.10%
      83,590    PepsiCo, Inc.                                        4,740,388
      71,680    SYSCO Corp.                                          2,248,602
     101,400    Walgreen Co.                                         4,405,830
      32,150    Whole Foods Market,                                  4,322,568
                Inc. (c)                                        --------------

                                                                    15,717,388
                                                                --------------

ENERGY - 8.59%
      81,740    Apache Corp.                                         6,148,483
      52,110    EOG Resources, Inc.                                  3,903,039
      99,710    Smith International,                                 3,321,340
                Inc. (c)                                        --------------

                                                                    13,372,862
                                                                --------------

FINANCIALS - 8.00%
      87,220    AFLAC, Inc.                                          3,951,066
      10,730    Chicago Mercantile                                   3,619,229
                Exchange Holdings, Inc.
      90,860    SLM Corp. (c)                                        4,873,730
                                                                --------------

                                                                    12,444,025
                                                                --------------

HEALTHCARE - 19.89%
      55,810    Amgen, Inc. (b)                                      4,446,383
      68,530    Express Scripts,                                     4,262,566
                Inc. (b) (c)
      38,870    Genzyme Corp. (b)                                    2,784,647
      69,180    Johnson & Johnson, Inc.                              4,377,710
      76,760    Medtronic, Inc.                                      4,115,871
      48,820    Patterson Cos.,                                      1,954,265
                Inc. (b) (c)
      69,320    Quest Diagnostics, Inc.                              3,503,433
      58,240    Stryker Corp.                                        2,878,803
      38,210    Zimmer Holdings,                                     2,632,287
                Inc. (b)                                        --------------

                                                                    30,955,965
                                                                --------------

INDUSTRIALS - 10.91%
      88,270    Danaher Corp.                                        4,751,574
     167,260    General Electric Co.                                 5,631,644
      53,650    United Parcel Service,                               3,708,825
                Inc., Class B


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      55,500    United Technologies                             $    2,877,120
                Corp.                                           --------------

                                                                    16,969,163
                                                                --------------

INFORMATION TECHNOLOGY - 21.84%
     180,080    Adobe Systems, Inc. (c)                              5,375,389
     149,110    Cisco Systems, Inc. (b)                              2,673,542
     124,780    Dell, Inc. (b)                                       4,267,476
     103,320    Fiserv, Inc. (b)                                     4,739,288
     131,360    Jabil Circuit, Inc. (b)                              4,061,651
     156,310    Microsoft Corp.                                      4,021,856
     106,810    Paychex, Inc.                                        3,960,515
     215,460    Symantec Corp. (b)                                   4,882,324
                                                                --------------

                                                                    33,982,041
                                                                --------------

MATERIALS - 3.14%
     153,030    Ecolab, Inc.                                         4,886,248
                                                                --------------

TOTAL COMMON STOCKS                                                152,819,084
(Cost $135,599,822)                                             --------------

INVESTMENT COMPANIES - 1.47%
   2,283,159    Wells Fargo Prime                                    2,283,159
                Investment Money                                --------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                           2,283,159
(Cost $2,283,159)                                               --------------

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES ON LOAN - 11.71%
 $18,224,322    Various Securities (see                             18,224,322
                Notes to Schedules of                           --------------
                Investments for
                collateral information)

TOTAL INVESTMENT OF CASH                                            18,224,322
COLLATERAL FOR SECURITIES ON LOAN                               --------------
(Cost $18,224,322)

TOTAL INVESTMENTS                                                  173,326,565
(Cost $156,107,303) (a) - 111.39%

Liabilities in excess of other assets -                           (17,722,122)
(11.39)%                                                        --------------

NET ASSETS - 100.00%                                            $  155,604,443
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Mid Cap Growth Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMON STOCKS - 98.92%
CONSUMER DISCRETIONARY - 22.65%
      60,000    Aeropostale, Inc. (b) (c)                       $    1,275,000
      52,000    CDW Corp. (c)                                        3,063,840
      69,000    Cheesecake Factory,                                  2,155,560
                Inc. (b)
     106,000    Coldwater Creek, Inc. (b)                            2,673,320
      44,000    Dick's Sporting Goods,                               1,324,840
                Inc. (b) (c)
     103,000    Gentex Corp. (c)                                     1,792,200
      38,000    Guitar Center, Inc. (b) (c)                          2,097,980
      97,000    O'Reilly Automotive,                                 2,733,460
                Inc. (b)
      97,000    Petsmart, Inc. (c)                                   2,112,660
     106,000    SCP Pool Corp.                                       3,702,580
      43,000    Tractor Supply Co. (b)                               1,962,950
                                                                --------------

                                                                    24,894,390
                                                                --------------

CONSUMER STAPLES - 5.58%
      41,000    Alberto-Culver Co.,                                  1,834,750
                Class B
      32,000    Whole Foods Market,                                  4,302,400
                Inc.                                            --------------

                                                                     6,137,150
                                                                --------------

ENERGY - 6.28%
     114,000    BJ Services Co. (c)                                  4,102,860
      84,000    Smith International,                                 2,798,040
                Inc. (c)                                        --------------

                                                                     6,900,900
                                                                --------------

FINANCIALS - 9.74%
      10,000    Chicago Mercantile                                   3,373,000
                Exchange Holdings, Inc.
      71,000    Commerce Bancorp,                                    2,178,990
                Inc. (c)
      82,000    East West Bancorp, Inc.                              2,791,280
      21,500    Legg Mason, Inc.                                     2,358,335
                                                                --------------

                                                                    10,701,605
                                                                --------------

HEALTHCARE - 21.19%
      49,000    Biomet, Inc.                                         1,700,790
      44,000    Express Scripts,                                     2,736,800
                Inc. (b) (c)
      31,080    Fisher Scientific                                    1,928,514
                International, Inc. (b) (c)
      69,000    Health Management                                    1,619,430
                Associates, Inc.
      29,000    Invitrogen Corp. (b)                                 2,181,670
      87,000    Omnicare, Inc.                                       4,892,010
      40,000    Patterson Cos., Inc. (b)                             1,601,200
      42,000    Quest Diagnostics,                                   2,122,680
                Inc. (c)
      71,000    Varian Medical Systems,                              2,805,210
                Inc. (b)
      67,000    VCA Antech, Inc. (b) (c)                             1,709,840
                                                                --------------

                                                                    23,298,144
                                                                --------------


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
INDUSTRIALS - 19.91%
      56,000    ChoicePoint, Inc. (b)                           $    2,417,520
      33,000    Danaher Corp.                                        1,776,390
      56,000    Donaldson Co., Inc.                                  1,709,680
      64,000    Expeditors International                             3,633,920
                of Washington, Inc.
      59,500    Fastenal Co.                                         3,634,855
      71,000    Knight Transportation,                               1,729,560
                Inc. (c)
     108,000    Roper Industries, Inc.                               4,243,320
      48,000    Stericycle, Inc. (b)                                 2,743,200
                                                                --------------

                                                                    21,888,445
                                                                --------------

INFORMATION TECHNOLOGY - 13.57%
      87,000    Cognos, Inc. (b) (c)                                 3,386,910
      36,000    DST Systems, Inc. (b) (c)                            1,973,880
      58,000    FactSet Research                                     2,043,920
                Systems, Inc.
      86,000    Jabil Circuit, Inc. (b)                              2,659,120
     103,000    Microchip Technology,                                3,102,360
                Inc.
      57,000    Plantronics, Inc.                                    1,756,170
                                                                --------------

                                                                    14,922,360
                                                                --------------

TOTAL COMMON STOCKS                                                108,742,994
(Cost $93,900,442)                                              --------------

INVESTMENT COMPANIES - 1.12%
   1,232,110    Wells Fargo Prime                                    1,232,110
                Investment Money                                --------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                           1,232,110
(Cost $1,232,110)                                               --------------

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES ON LOAN - 15.16%
 $16,660,906    Various Securities (see                             16,660,906
                Notes to Schedules of                           --------------
                Investments for collateral
                information)

TOTAL INVESTMENT OF CASH                                            16,660,906
COLLATERAL FOR SECURITIES ON LOAN                               --------------
(Cost $16,660,906)

TOTAL INVESTMENTS                                                  126,636,010
(Cost $111,793,458) (a) - 115.20%

Liabilities in excess of other assets -                            (16,707,933)
(15.20)%                                                        --------------

NET ASSETS - 100.00%                                            $  109,928,077
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small Cap Growth Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMON STOCKS - 97.04%
CONSUMER DISCRETIONARY - 14.14%
       5,800    A.C. Moore Arts &                               $      111,244
                Crafts, Inc. (b)
       4,900    Catalina Marketing Corp.                               111,426
       8,050    Fred's, Inc.                                           100,706
      10,400    Gentex Corp.                                           180,960
       6,300    Hot Topic, Inc. (b)                                     96,768
       1,900    K-Swiss, Inc.                                           56,183
       7,500    Mikohn Gaming                                           99,675
                Corp. (b)
       3,900    P.F. Chang's China Bistro,                             174,837
                Inc. (b)
       8,300    RARE Hospitality                                       213,310
                International, Inc. (b)
       9,800    Shuffle Master, Inc. (b)                               259,014
       6,300    Sonic Corp. (b)                                        172,305
       3,000    Tractor Supply Co. (b)                                 136,950
                                                                --------------

                                                                     1,713,378
                                                                --------------

CONSUMER STAPLES - 3.32%
       1,600    Peet's Coffee & Tea,                                    48,992
                Inc. (b)
      10,000    United Natural Foods,                                  353,600
                Inc. (b)                                        --------------

                                                                       402,592
                                                                --------------

ENERGY - 4.57%
       2,400    Berry Petroleum Co.,                                   160,056
                Class A
       4,500    Oceaneering                                            240,345
                International, Inc. (b)
       3,700    Remington Oil & Gas                                    153,550
                Corp. (b)                                       --------------

                                                                       553,951
                                                                --------------
FINANCIALS - 12.40%
       8,600    BISYS Group, Inc.                                      115,498
                (The) (b)
       8,000    HCC Insurance Holdings,                                228,240
                Inc.
       5,900    Hilb, Rogal & Hamilton                                 220,188
                Co.
       3,100    Hudson United Bancorp                                  131,223
       5,400    Investment Technology                                  159,840
                Group, Inc. (b)
       4,200    Investors Financial                                    138,180
                Services Corp.
       1,700    Philadelphia                                           144,330
                Consolidated Holding
                Corp. (b)
       7,500    Raymond James                                          240,900
                Financial, Inc.
       3,300    SEI Investments Co.                                    124,014
                                                                --------------

                                                                     1,502,413
                                                                --------------


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
HEALTHCARE - 23.32%
       4,450    Advanced                                        $      211,197
                Neuromodulation
                Systems, Inc. (b)
       4,500    ArthroCare Corp. (b)                                   180,990
       3,000    Biosite, Inc. (b)                                      185,580
       3,800    Cooper Cos., Inc. (The)                                291,118
      10,900    HealthExtras, Inc. (b)                                 233,042
       2,900    IDEXX Laboratories,                                    193,952
                Inc. (b)
      12,450    K-V Pharmaceutical Co.,                                221,237
                Class A (b)
       4,900    Kensey Nash Corp. (b)                                  150,234
       6,400    Kyphon, Inc. (b)                                       281,216
       3,700    Pharmaceutical Product                                 212,787
                Development, Inc. (b)
       2,100    Sunrise Senior Living,                                 140,154
                Inc. (b)
       3,700    SurModics, Inc. (b)                                    143,153
       5,200    Taro Pharmaceutical                                    133,796
                Industries Ltd. (b)
       7,200    Vistacare, Inc. (b)                                    104,184
       3,800    Young Innovations, Inc.                                143,868
                                                                --------------

                                                                     2,826,508
                                                                --------------

INDUSTRIALS - 16.53%
       6,500    DRS Technologies, Inc.                                 320,840
       8,100    EGL, Inc. (b)                                          219,915
      10,950    Knight Transportation,                                 266,742
                Inc.
       6,200    Mercury Computer                                       162,750
                Systems, Inc. (b)
       2,800    NuCo2, Inc. (b)                                         72,100
       8,600    Simpson Manufacturing                                  336,604
                Co., Inc.
       3,800    Stericycle, Inc. (b)                                   217,170
       4,200    Teleflex, Inc.                                         296,100
       6,600    Tetra Tech, Inc. (b)                                   111,012
                                                                --------------

                                                                     2,003,233
                                                                --------------

INFORMATION TECHNOLOGY - 20.57%
       5,200    Actel Corp. (b)                                         75,192
       4,000    Acxiom Corp.                                            74,880
       8,600    ANSYS, Inc. (b)                                        331,013
       2,100    Black Box Corp.                                         88,116
       5,400    Cymer, Inc. (b)                                        169,128
       5,400    Digital River, Inc. (b)                                188,190
       2,900    F5 Networks, Inc. (b)                                  126,063
       3,000    Global Payments, Inc.                                  233,160
       5,200    Kronos, Inc. (b)                                       232,128
       5,000    Open Text Corp. (b)                                     69,900
       6,700    Photronics, Inc. (b)                                   129,980
       3,900    ScanSource, Inc. (b)                                   190,086
       5,200    Serena Software, Inc. (b)                              103,636
       7,700    TriQuint Semiconductor,                                 27,104
                Inc. (b)

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small Cap Growth Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      11,300    Verity, Inc. (b)                                   $   120,006
       8,500    Wind River Systems,                                    109,905
                Inc. (b)
       5,750    Zebra Technologies                                     224,768
                Corp., Class A (b)                              --------------

                                                                     2,493,255
                                                                --------------

MATERIALS - 2.19%
       6,600    Spartech Corp.                                         128,964
       6,100    Valspar Corp.                                          136,396
                                                                --------------

                                                                       265,360
                                                                --------------

TOTAL COMMON STOCKS                                                 11,760,690
(Cost $9,512,657)                                               --------------

INVESTMENT COMPANIES - 7.55%
    433,084     Wells Fargo Government                                 433,084
                Institutional Money
                Market Fund
    481,916     Wells Fargo Prime                                      481,916
                Investment Money                                --------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                             915,000
(Cost $915,000)                                                 --------------

TOTAL INVESTMENTS                                                   12,675,690
(Cost $10,427,657) (a) - 104.59%

Liabilities in excess of other assets -                               (556,003)
(4.59)%                                                         --------------

NET ASSETS - 100.00%                                            $   12,119,687
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMON STOCKS - 94.52%
CONSUMER DISCRETIONARY - 19.53%
     208,100    Carmike Cinemas,                                $    4,773,814
                Inc. (c)
     937,400    Casual Male Retail                                   6,449,312
                Group, Inc. (b) (c)
     227,800    CDI Corp.                                            6,729,212
     293,888    Checkers Drive-In                                    4,490,609
                Restaurants, Inc. (b)
     680,100    Hancock Fabrics, Inc. (c)                            4,577,073
     227,100    Libbey, Inc. (c)                                     3,451,920
     248,000    Mac-Gray Corp. (b)                                   3,211,600
     670,000    Movado Group, Inc.                                  12,542,400
   1,235,900    Regent Communications,                               6,500,834
                Inc. (b)
     450,600    Rowe Furniture Corp. (b)                             1,577,100
     640,393    Rush Enterprises, Inc.,                              9,785,205
                Class A (b)
     118,589    Standard Parking                                     2,256,749
                Corp. (b)
     231,400    Steinway Musical                                     6,097,390
                Instruments, Inc. (b)                           --------------

                                                                    72,443,218
                                                                --------------

CONSUMER STAPLES - 0.96%
     100,800    United Natural Foods,                                3,564,288
                Inc. (b) (c)                                    --------------

ENERGY - 5.29%
      47,900    Goodrich Petroleum                                   1,124,213
                Corp. (b)
     291,700    Gulf Island Fabrication,                             8,386,375
                Inc.
     324,300    Tetra Technologies,                                 10,124,646
                Inc. (b) (c)                                    --------------

                                                                    19,635,234
                                                                --------------

FINANCIALS - 18.60%
     294,300    ASTA Funding, Inc. (c)                               8,934,948
      87,400    Bank of the Ozarks,                                  3,000,442
                Inc. (c)
     138,100    Boston Private Financial                             3,665,174
                Holdings, Inc. (c)
     144,509    Capital Corp of the West                             4,414,750
      96,259    Cobiz, Inc.                                          1,791,380
      47,055    Cooperative Bankshares,                                906,750
                Inc. (c)
     142,355    Dearborn Bancorp,                                    3,658,524
                Inc. (b)
     168,800    FirstCity Financial                                  2,059,360
                Corp. (b)
     250,696    Hanmi Financial Corp.                                4,499,993
     211,200    Harrington West                                      3,590,611
                Financial Group, Inc.
     114,000    LaSalle Hotel Properties                             3,927,300
      81,390    Mercantile Bank Corp.                                3,482,678


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
     100,000    MetroCorp Bancshares,                           $    2,367,500
                Inc.
      54,900    National Interstate Corp.                              949,770
     141,560    Northrim Bancorp, Inc.                               3,544,662
     192,225    One Liberty Properties,                              3,827,200
                Inc.
     448,266    Sanders Morris Harris                                7,329,149
                Group, Inc. (c)
     151,554    Sterling Financial                                   3,417,543
                Corp. (b) (c)
      96,012    Taylor Capital Group, Inc.                           3,631,174
                                                                --------------

                                                                    68,998,908
                                                                --------------

HEALTHCARE - 5.71%
     121,800    Landauer, Inc.                                       5,968,200
     564,875    Penwest Pharmaceuticals                              9,902,258
                Co. (b) (c)
     140,624    Young Innovations, Inc.                              5,324,025
                                                                --------------

                                                                    21,194,483
                                                                --------------

INDUSTRIALS - 15.21%
     253,000    Allied Defense Group,                                5,705,150
                Inc. (b)
     166,400    Dixie Group, Inc.                                    2,652,416
                (The) (b)
     324,800    EDO Corp.                                            9,753,744
      50,800    ESCO Technologies,                                   2,543,556
                Inc. (b)
     142,500    Freightcar America, Inc.                             5,811,150
     144,500    Herley Industries,                                   2,692,035
                Inc. (b) (c)
      31,800    Lindsay Manufacturing                                  699,918
                Co. (c)
     329,737    LSI Industries, Inc.                                 6,265,003
     525,863    Modtech Holdings,                                    5,111,388
                Inc. (b) (c)
     105,000    Old Dominion Freight                                 3,516,450
                Line, Inc. (b)
     265,410    Quixote Corp. (c)                                    5,677,120
     381,400    SCS Transportation,                                  5,991,794
                Inc. (b)                                        --------------

                                                                    56,419,724
                                                                --------------

INFORMATION TECHNOLOGY - 14.54%
     108,500    Comtech                                              4,499,495
                Telecommunications
                Corp. (b)
     306,600    Covansys Corp. (b)                                   4,893,336
     357,900    EMS Technologies,                                    5,858,823
                Inc. (b)
     317,400    Fargo Electronics, Inc. (b)                          5,544,978
     930,132    HMS Holdings Corp. (b)                               6,445,815
     438,600    Hypercom Corp. (b)                                   2,859,672
      43,500    PAR Technology Corp. (b)                             1,000,500
     224,176    Printronix, Inc.                                     3,508,354

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
     273,300    Spectrum Control,                               $    2,025,153
                Inc. (b)
     959,900    Stellent, Inc. (b) (c)                               8,226,343
     827,100    Tyler Technologies,                                  6,848,388
                Inc. (b) (c)
     143,900    Zygo Corp. (b)                                       2,204,548
                                                                --------------

                                                                    53,915,405
                                                                --------------

MATERIALS - 9.24%
     236,200    Ennis Business Forms,                                3,968,160
                Inc.
     719,000    Intertape Polymer Group,                             5,140,850
                Inc. (b)
     479,300    NN, Inc.                                             5,746,807
     412,250    Penford Corp.                                        5,511,783
     867,000    U.S. Concrete, Inc. (b)                              6,684,570
     428,804    Universal Stainless &                                7,203,907
                Alloy Products, Inc. (b)                        --------------

                                                                    34,256,077
                                                                --------------

OTHER - 3.68%
     437,100    ABM Industries, Inc.                                 9,096,051
     543,400    Remedytemp, Inc. (b)                                 4,542,824
                                                                --------------

                                                                    13,638,875
                                                                --------------

UTILITIES - 1.76%
     205,100    Central Vermont Public                               3,589,250
                Service Corp.
     104,800    Unitil Corp.                                         2,944,880
                                                                --------------

                                                                     6,534,130
                                                                --------------

TOTAL COMMON STOCKS                                                350,600,342
(Cost $258,113,465)                                             --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.73%
   6,400,000    Federal Home Loan                                    6,398,400
                Bank, 3.00%, 10/03/05                           --------------


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY                                    $    6,398,400
OBLIGATIONS                                                     --------------
(Cost $6,398,933)

INVESTMENT COMPANIES - 3.97%
  14,715,168    Wells Fargo Prime                                   14,715,168
                Investment Money                                --------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                          14,715,168
(Cost $14,715,168)                                              --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 11.29%
  41,889,360    Various Securities (see                             41,889,360
                Notes to Schedules of                           --------------
                Investments for collateral
                information)

TOTAL INVESTMENT OF CASH                                            41,889,360
COLLATERAL FOR SECURITIES ON LOAN                               --------------
(Cost $41,889,360)

TOTAL INVESTMENTS                                                  413,603,270
(Cost $321,116,926) (a) - 111.51%

Liabilities in excess of other assets -                            (42,693,197)
(11.51)%                                                        --------------

NET ASSETS - 100.00%                                            $  370,910,073
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMON STOCKS - 96.25%
CONSUMER DISCRETIONARY - 23.61%
      42,350    ADVO, Inc. (c)                                  $    1,325,132
      15,700    Alberto-Culver Co.,                                    702,575
                Class B
      26,800    Big 5 Sporting Goods                                   639,448
                Corp.
      38,100    BJ's Wholesale Club,                                 1,059,180
                Inc. (b)
     148,600    Casual Male Retail                                   1,022,368
                Group, Inc. (b) (c)
      52,100    CDI Corp.                                            1,539,034
     135,700    Enesco Group, Inc. (b)                                 221,191
      80,000    Hancock Fabrics, Inc. (c)                              538,400
      31,750    Men's Wearhouse,                                       847,725
                Inc. (b)
     134,700    Movado Group, Inc.                                   2,521,585
       6,200    Red Robin Gourmet                                      284,208
                Burgers, Inc. (b) (c)
      49,100    Salem Communications                                   905,404
                Corp. (b)
      24,225    SCP Pool Corp.                                         846,179
      12,300    Sports Authority, Inc.                                 362,112
                (The) (b) (c)
      53,300    Stein Mart, Inc.                                     1,081,990
      60,000    Steinway Musical                                     1,581,000
                Instruments, Inc. (b)
      62,400    Stride Rite Corp.                                      799,968
      16,500    TBC Corp. (b)                                          569,085
                                                                --------------

                                                                    16,846,584
                                                                --------------

CONSUMER STAPLES - 1.71%
      94,100    Smart & Final, Inc. (b) (c)                          1,217,654
                                                                --------------
ENERGY - 2.89%
      31,700    Energy Partners Ltd. (b)                               989,674
      16,600    Spinnaker Exploration                                1,073,854
                Co. (b)                                         --------------

                                                                     2,063,528
                                                                --------------

FINANCIALS - 14.75%
     121,500    Ashford Hospitality Trust,                           1,307,340
                Inc.
      19,200    ASTA Funding, Inc. (c)                                 582,912
      67,408    Cash America                                         1,398,716
                International, Inc.
      36,568    Commerce Bancorp,                                    1,122,272
                Inc. (c)
      13,700    Commercial Capital                                     232,900
                Bancorp, Inc.
      23,950    Delphi Financial Group,                              1,120,860
                Inc., Class A
      15,100    GB&T Bancshares, Inc.                                  320,573
      19,600    Pro-Assurance                                          914,732
                Corp. (b) (c)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      19,200    Scottish Annuity & Life                         $      457,728
                Holdings Ltd.
      15,400    SL Green Realty Corp. (c)                            1,049,972
      13,161    Sun Bancorp, Inc. (b) (c)                              277,565
      16,100    TriCo Bancshares                                       346,472
      29,000    UCBH Holdings, Inc. (c)                                531,280
       4,500    Union Bankshares Corp.                                 188,010
      21,859    W Holding Co., Inc.                                    208,972
      13,459    Western Sierra                                         463,528
                Bancorp (b)                                     --------------

                                                                    10,523,832
                                                                --------------

HEALTHCARE - 9.16%
      62,400    Angiotech                                              874,848
                Pharmaceuticals,
                Inc. (b) (c)
      31,800    Inverness Medical                                      843,654
                Innovations, Inc. (b)
      49,602    Polymedica Corp.                                     1,733,094
     151,175    PSS World Medical,                                   2,016,674
                Inc. (b)
      25,300    Respironics, Inc. (b)                                1,067,154
                                                                --------------

                                                                     6,535,424
                                                                --------------

INDUSTRIALS - 18.79%
      26,200    Applied Films Corp. (b)                                550,200
      30,900    Arkansas Best Corp. (c)                              1,077,483
      40,900    Carlisle Co.                                         2,600,013
      58,100    Comstock Homebuilding                                1,157,352
                Companies, Inc., Class
                A (b) (c)
      62,700    Gardner Denver, Inc. (b)                             2,796,420
      20,600    Manitowoc Company,                                   1,035,150
                Inc. (The)
      67,700    Paxar Corp. (b)                                      1,140,745
      12,200    Roper Industries, Inc.                                 479,338
      60,900    Wabtec Corp.                                         1,661,352
      31,600    Watts Water                                            911,660
                Technologies, Inc.,                             --------------
                Class A (c)

                                                                    13,409,713
                                                                --------------

INFORMATION TECHNOLOGY - 7.70%
      85,600    Aeroflex, Inc. (b)                                     801,216
      25,100    Benchmark Electronics,                                 756,012
                Inc. (b) (c)
      47,900    C&D Technologies, Inc.                                 450,739
      39,500    JDA Software Group,                                    599,610
                Inc. (b)
      33,100    Mercury Computer                                       868,875
                Systems, Inc. (b)
      10,500    ScanSource, Inc. (b) (c)                               511,770
     161,900    Skyworks Solutions,                                  1,136,538
                Inc. (b)
      14,441    ViaSat, Inc. (b)                                       370,412
                                                                --------------

                                                                     5,495,172
                                                                --------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
MATERIALS - 14.07%
      52,700    ElkCorp                                         $    1,885,079
      58,800    Hughes Supply, Inc.                                  1,916,879
     226,000    Interface, Inc. (b) (c)                              1,866,760
     164,100    Intertape Polymer Group,                             1,173,315
                Inc. (b) (c)
      14,387    Mohawk Industries                                    1,154,557
                Co. (b)
      76,193    PolyOne Corp. (b)                                      461,730
      80,800    Spartech Corp.                                       1,578,832
                                                                --------------

                                                                    10,037,152
                                                                --------------

UTILITIES - 3.57%
      58,900    Energen Corp.                                        2,548,014
                                                                --------------

TOTAL COMMON STOCKS                                                 68,677,073
(Cost $48,217,825)                                              --------------

INVESTMENT COMPANIES - 3.97%
   2,835,840    Wells Fargo Prime                                    2,835,840
                Investment Money                                --------------
                Market Fund, Investor
                Class

TOTAL INVESTMENT COMPANIES                                           2,835,840
(Cost $2,835,840)                                               --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 13.91%
  $9,928,144    Various Securities (see                              9,928,144
                Notes to Schedules of                           --------------
                Investments for collateral
                information)

TOTAL INVESTMENT OF CASH COLLATERAL                                  9,928,144
FOR SECURITIES ON LOAN                                          --------------
(Cost $9,928,144)

TOTAL INVESTMENTS                                                   81,441,057
(Cost $60,981,809) (a) - 114.13%

Liabilities in excess of other assets -                            (10,085,526)
(14.13)%                                                        --------------

NET ASSETS - 100.00%                                            $   71,355,531
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMON STOCKS - 98.99%
CONSUMER DISCRETIONARY - 13.25%
     118,600    Altria Group, Inc.                              $    8,742,006
     187,900    Eastman Kodak Co. (c)                                4,571,607
     128,070    Gannett Co., Inc. (c)                                8,815,058
     497,000    Limited Brands, Inc. (c)                            10,153,711
     112,500    McDonald's Corp.                                     3,767,625
     243,940    Viacom, Inc., Class B                                8,052,459
     199,500    Walt Disney Co. (The)                                4,813,935
                                                                --------------

                                                                    48,916,401
                                                                --------------

CONSUMER STAPLES - 9.23%
     106,500    Colgate-Palmolive Co.                                5,622,135
     184,600    Diageo PLC ADR (c)                                  10,708,646
     157,900    Kellogg Co.                                          7,283,927
     110,700    Kimberly-Clark Corp.                                 6,589,971
      89,000    Walgreen Co.                                         3,867,050
                                                                --------------

                                                                    34,071,729
                                                                --------------

ENERGY - 10.87%
     147,332    BP PLC ADR                                          10,438,472
     106,700    ConocoPhillips                                       7,459,397
     214,000    Exxon Mobil Corp.                                   13,597,560
     101,000    Occidental Petroleum                                 8,628,430
                Corp.                                           --------------

                                                                    40,123,859
                                                                --------------

FINANCIALS - 25.57%
     124,900    AFLAC, Inc. (c)                                      5,657,970
     130,650    Allstate Corp.                                       7,223,639
     163,200    American Express Co. (c)                             9,374,208
     192,800    American International                              11,945,888
                Group, Inc.
     255,900    Bank of America                                     10,773,390
                Corp. (c)
     284,366    Citigroup, Inc.                                     12,944,340
      60,700    Freddie Mac                                          3,427,122
     187,910    Morgan Stanley                                      10,135,865
     132,000    SLM Corp. (c)                                        7,080,480
     166,352    Wachovia Corp. (c)                                   7,916,692
     135,180    Wells Fargo & Co.                                    7,917,493
                                                                --------------

                                                                    94,397,087
                                                                --------------

HEALTHCARE - 6.91%
      38,400    HCA, Inc.                                            1,840,128
     240,700    Merck & Co., Inc.                                    6,549,447
     383,080    Pfizer, Inc.                                         9,565,508
     225,500    Teva Pharmaceutical                                  7,536,210
                Industries Ltd. ADR (c)                         --------------

                                                                    25,491,293
                                                                --------------

INDUSTRIALS - 13.56%
     218,500    General Electric Co.                                 7,356,895
      91,072    Lockheed Martin Corp.                                5,559,035
      57,300    R.R. Donnelley & Sons                                2,124,111
                Co.


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
     178,200    Rockwell Collins, Inc.                          $    8,610,624
     400,300    Tyco International Ltd. (c)                         11,148,355
     117,300    United Parcel Service,                               8,108,949
                Inc., Class B
     249,240    Waste Management, Inc.                               7,130,756
                                                                --------------

                                                                    50,038,725
                                                                --------------

INFORMATION TECHNOLOGY - 8.81%
      72,900    Apple Computer, Inc. (b)                             3,908,169
     122,920    International Business                               9,860,642
                Machines Corp.
     174,300    Microsoft Corp.                                      4,484,739
     145,100    Molex, Inc., Class A (c)                             3,730,521
     464,800    Symantec Corp. (b)                                  10,532,368
                                                                --------------

                                                                    32,516,439
                                                                --------------

MATERIALS - 3.32%
      80,960    PPG Industries, Inc.                                 4,792,022
     108,320    Weyerhaeuser Co. (c)                                 7,447,000
                                                                --------------

                                                                    12,239,022
                                                                --------------

TELECOMMUNICATION SERVICES - 4.30%
     274,200    BCE Inc.                                             7,524,048
     255,700    Verizon Communications,                              8,358,833
                Inc.                                            --------------

                                                                    15,882,881
                                                                --------------

UTILITIES - 3.17%
      48,600    Entergy Corp.                                        3,611,952
     151,600    Exelon Corp. (c)                                     8,101,504
                                                                --------------

                                                                    11,713,456
                                                                --------------

TOTAL COMMON STOCKS                                                365,390,892
(Cost $259,137,429)                                             --------------

INVESTMENT COMPANIES - 0.88%
   3,257,702    Wells Fargo Prime                                    3,257,702
                Investment Money                                --------------
                Market Fund

TOTAL INVESTMENT COMPANIES                                           3,257,702
(Cost $3,257,702)                                               --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 13.05%
 $48,152,317    Various Securities (see                             48,152,317
                Notes to Schedules of                           --------------
                Investments for
                collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL                                 48,152,317
FOR SECURITIES ON LOAN                                          --------------
(Cost $48,152,317)

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SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Value Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
TOTAL INVESTMENTS                                               $  416,800,911
(Cost $310,547,448) (a) - 112.92%

Liabilities in excess of other assets -                            (47,683,322)
(12.92)%                                                        --------------

NET ASSETS - 100.00%                                            $  369,117,589
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  All or part of this security has been loaned as of September 30, 2005.

ADR - American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMON STOCKS - 94.60%
CONSUMER DISCRETIONARY - 24.37%
      52,000     Action Performance Cos.,                       $      650,000
                 Inc.
      74,000     Aftermarket Technology                              1,360,860
                 Corp. (b)
       2,800     Allen Organ Co., Class B                              173,600
      29,800     Ambassadors                                           417,501
                 International, Inc.
      56,000     AMERCO                                              3,258,639
      34,500     America's Car Mart,                                   618,930
                 Inc. (b)
       5,700     AMREP Corp. (b)                                       152,475
      21,400     Andersons, Inc. (The)                                 626,592
      50,000     Asbury Automotive                                     851,500
                 Group, Inc. (b)
      40,000     Ashworth, Inc. (b)                                    273,200
     169,000     BB Holdings Ltd.                                    1,134,159
      25,000     Benihana, Inc., Class                                 449,750
                 A (b)
      22,000     Big Dog Holdings,                                     156,640
                 Inc. (b)
      69,000     Bluegreen Corp. (b)                                 1,217,850
      45,000     Bon-Ton Stores, Inc. (The)                            873,900
      46,000     Books-A-Million, Inc.                                 414,000
      15,127     Bowl America Inc., Class                              210,265
                 A
      56,250     Brookstone, Inc. (b)                                1,121,625
      48,000     BUCA, Inc. (b)                                        291,360
      61,000     Charlotte Russe Holding,                              812,520
                 Inc. (b)
      39,000     Consolidated Graphics,                              1,678,950
                 Inc. (b)
      37,000     Cornell Cos., Inc. (b)                                544,270
      95,000     CSK Auto Corp. (b)                                  1,413,600
      32,000     CSS Industries, Inc.                                1,040,640
      32,000     Cutter & Buck, Inc.                                   393,600
      39,400     Dave & Buster's, Inc. (b)                             525,990
      40,000     Deb Shops, Inc.                                       869,600
      39,000     Department 56, Inc. (b)                               487,500
      22,000     Dominion Homes,                                       350,460
                 Inc. (b)
      13,500     Duckwall-ALCO Stores,                                 312,660
                 Inc. (b)
      73,000     Elizabeth Arden, Inc. (b)                           1,575,340
      16,500     Emak Worldwide, Inc. (b)                              125,235
      20,800     Exponent, Inc. (b)                                    652,912
       3,656     Federal Screw Works                                    67,088
     132,000     Finish Line, Inc. (The),                            1,925,880
                 Class A
      26,000     Finlay Enterprises, Inc. (b)                          235,300
      47,500     First Cash Financial                                1,250,200
                 Services, Inc. (b)
      25,000     Fox & Hound                                           254,500
                 Restaurant (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      48,000     Friedman's, Inc., Class                        $        2,160
                 A (b)
       2,250     FRMO Corp. (b)                                          8,438
      36,000     Gaiam, Inc. (b)                                       371,520
      95,000     Goody's Family Clothing,                              719,150
                 Inc.
      26,000     Hampshire Group Ltd. (b)                              613,600
      40,000     Hartmarx Corp. (b)                                    262,000
      21,000     Hastings Entertainment,                               122,220
                 Inc. (b)
       2,392     Hooker Furniture Corp.                                 39,755
      86,000     Isle of Capri Casinos,                              1,838,680
                 Inc. (b)
       9,300     J. Alexander's Corp. (b)                               79,329
      73,000     JAKKS Pacific, Inc. (b)                             1,184,790
      83,657     K2, Inc. (b)                                          953,690
      12,807     Knape & Vogt                                          167,772
                 Manufacturing Co.
      12,100     Lakeland Industries,                                  213,928
                 Inc. (b)
       7,600     Liberty Homes, Inc.,                                   53,200
                 Class A
      31,000     Lifetime Brands, Inc.                                 832,040
      76,000     Lightbridge, Inc. (b)                                 614,080
      37,800     M/I Homes, Inc.                                     2,051,028
      36,000     Mac-Gray Corp. (b)                                    466,200
      43,000     MarineMax, Inc. (b)                                 1,096,070
       7,500     McRae Industries, Inc.,                                93,675
                 Class A
      84,000     Medical Staffing Network                              493,080
                 Holdings, Inc. (b)
      37,500     Monro Muffler Brake,                                  985,125
                 Inc.
      69,400     Movado Group, Inc.                                  1,299,168
      22,000     National R.V. Holdings,                               115,500
                 Inc. (b)
      36,900     Navigant International,                               452,025
                 Inc. (b)
      18,300     Nobel Learning                                        171,288
                 Communities, Inc. (b)
      10,300     Nobility Homes, Inc.                                  268,830
      10,000     P & F Industries, Inc.,                               151,100
                 Class A (b)
      60,000     Palm Harbor Homes,                                  1,165,800
                 Inc. (b)
      73,000     PC Connection, Inc. (b)                               397,120
      42,000     PDI, Inc. (b)                                         643,020
      24,500     Perry Ellis International,                            532,630
                 Inc. (b)
      69,000     Pinnacle Entertainment,                             1,264,770
                 Inc. (b)
      37,000     Red Lion Hotels Corp. (b)                             259,000
      37,550     Rex Stores Corp. (b)                                  514,435
      11,300     S&K Famous Brands,                                    213,005
                 Inc. (b)
      36,000     Shoe Carnival, Inc. (b)                               572,760

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SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      55,000     Source Interlink Cos.,                         $      608,300
                 Inc. (b)
      31,500     Sport Chalet, Inc., Class                             338,625
                 A (b)
       4,500     Sport Chalet, Inc., Class                              60,030
                 B (b)
      70,000     Sports Authority, Inc.                              2,060,800
                 (The) (b)
     121,000     Stein Mart, Inc.                                    2,456,299
      26,000     Steinway Musical                                      685,100
                 Instruments, Inc. (b)
      66,000     Stoneridge, Inc. (b)                                  542,520
      21,000     Superior Uniform Group,                               270,900
                 Inc.
      43,000     Syms Corp.                                            575,770
       6,460     Tandy Brands                                           74,613
                 Accessories, Inc.
      78,000     Velcro Industries NV                                1,045,473
      33,400     Weyco Group, Inc.                                     651,300
                                                                --------------

                                                                    59,420,802
                                                                --------------

CONSUMER STAPLES - 4.07%
      30,000     American Italian Pasta                                319,800
                 Co.
       9,300     Cagle's, Inc., Class A (b)                             96,627
      13,700     CPAC, Inc.                                             68,500
      30,000     Farmer Brothers Co.                                   605,700
       2,700     Foodarama                                              94,500
                 Supermarkets, Inc. (b)
      12,000     Fresh Brands, Inc. (b)                                 86,400
       3,200     Genesee Corp., Class                                    5,440
                 B (b)
      67,000     Ingles Markets, Inc.,                               1,058,600
                 Class A
      53,000     M & F Worldwide                                       824,150
                 Corp. (b)
      20,425     Marsh Supermarkets,                                   234,888
                 Inc., Class A
      28,125     Marsh Supermarkets,                                   333,563
                 Inc., Class B
      44,000     MGP Ingredients, Inc.                                 492,800
      35,000     Nash-Finch Co.                                      1,476,650
      22,700     National Beverage                                     176,152
                 Corp. (b)
      37,000     Natures Sunshine                                      859,880
                 Products, Inc.
      69,000     Omega Protein Corp. (b)                               525,090
      52,575     Sanderson Farms, Inc.                               1,953,686
       2,700     Scope Industries                                      189,000
      52,000     Spartan Stores, Inc. (b)                              535,600
                                                                --------------

                                                                     9,937,026
                                                                --------------

ENERGY - 6.04%
      40,000     Callon Petroleum Co. (b)                              837,200
      50,000     Dril-Quip, Inc. (b)                                 2,400,000


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      32,525     Enbridge Energy                                $    1,797,332
                 Management, LLC (b)
      21,000     Giant Industries, Inc. (b)                          1,229,340
      34,000     Gulf Island Fabrication,                              977,500
                 Inc.
      98,000     Harvest Natural                                     1,051,540
                 Resources, Inc. (b)
      40,000     Lufkin Industries, Inc.                             1,742,000
      43,000     NATCO Group, Inc., Class                            1,088,760
                 A (b)
      14,600     Petroleum Helicopters,                                483,756
                 Inc. (b)
      49,000     Resource America, Inc.,                               868,770
                 Class A
      50,800     RPC, Inc.                                           1,308,608
     118,000     TransMontaigne, Inc. (b)                              942,820
                                                                --------------

                                                                    14,727,626
                                                                --------------

FINANCIALS - 18.91%
      30,000     ABC Bancorp                                           575,700
     105,000     American Equity                                     1,191,750
                 Investment Life Holding
                 Co.
      19,000     American Safety                                       327,560
                 Insurance Holdings,
                 Ltd. (b)
      17,000     Baldwin & Lyons, Inc.,                                425,510
                 Class B
      14,500     Bancinsurance Corp. (b)                                62,350
      19,000     Banner Corp.                                          506,160
      11,300     Brantley Capital Corp.                                 71,190
      31,000     California First National                             403,000
                 Bancorp
      21,000     Camco Financial Corp.                                 299,040
      17,000     Capital Crossing Bank (b)                             590,580
      28,000     Capitol Bancorp Ltd.                                  907,200
      99,000     Ceres Group, Inc. (b)                                 557,370
      25,000     Citizens South Banking                                316,250
                 Corp.
      25,000     Citizens, Inc. (b)                                    160,500
     123,000     Credit Acceptance                                   1,746,600
                 Corp. (b)
       9,333     Donegal Group, Inc.                                   163,328
      49,333     Donegal Group, Inc.,                                1,070,526
                 Class A
      33,000     DVI, Inc. (b)                                              26
      70,000     Electro Rent Corp. (b)                                880,600
      20,000     EMC Insurance Group,                                  361,000
                 Inc.
      32,725     First Albany Cos., Inc.                               212,713
      40,000     First Financial Corp.                               1,080,000
      31,345     First Indiana Corp.                                 1,067,924
      54,000     First Merchants Corp.                               1,394,820
      14,000     First PacTrust Bancorp,                               361,900
                 Inc.
      38,000     First Place Financial Corp.                           842,460

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      42,000     First State Bancorp                            $      889,980
      25,000     FirstCity Financial                                   305,000
                 Corp. (b)
      27,000     FPIC Insurance Group,                                 971,730
                 Inc. (b)
      13,000     Home Federal Bancorp                                  326,690
      86,000     Hub International Ltd.                              1,950,480
       8,300     Investors Title Co.                                   322,040
      24,000     Jefferson Bancshares, Inc.                            310,560
      11,000     LSB Corp.                                             184,250
      19,000     Matrix Bancorp, Inc. (b)                              244,340
       9,000     Mego Financial Corp. (b)                                    1
       5,000     Merchants Group, Inc.                                 132,500
     174,000     MFA Mortgage                                        1,066,620
                 Investments, Inc.
      37,000     MFC Bancorp Ltd. (b)                                  923,150
      51,800     Midland Co.                                         1,866,354
      12,000     MutualFirst Financial, Inc.                           268,800
       5,300     National Security Group,                               96,195
                 Inc. (The)
       6,000     National Western Life                               1,267,500
                 Insurance Co., Class
                 A (b)
      36,400     Navigators Group, Inc.                              1,358,448
                 (The) (b)
      18,000     Pacific Mercantile                                    324,000
                 Bancorp (b)
      35,000     Partners Trust Financial                              403,200
                 Group, Inc.
      38,000     PennFed Financial                                     694,640
                 Services, Inc.
      29,000     Peoples Bancorp, Inc.                                 801,270
      65,000     PMA Capital Corp., Class                              570,700
                 A (b)
      19,000     Provident Financial                                   532,950
                 Holdings, Inc.
      38,500     PXRE Group Ltd.                                       518,210
      13,000     RTW, Inc. (b)                                         148,200
      50,000     Sanders Morris Harris                                 817,500
                 Group, Inc.
      23,000     Simmons First National                                655,960
                 Corp., Class A
      36,100     Sizeler Property Investors,                           438,254
                 Inc.
      36,000     Sound Federal Bancorp,                                601,560
                 Inc.
      32,000     Southern Community                                    293,440
                 Financial Corp.
      52,000     Stewart Information                                 2,662,400
                 Services Corp.
      30,666     Stifel Financial Corp. (b)                          1,100,909
      49,000     SWS Group, Inc.                                       803,600
      54,000     TierOne Corp.                                       1,420,740
      17,000     Triad Guaranty, Inc. (b)                              666,740
      32,381     United America                                        594,191
                 Indemnity Ltd. (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      21,000     United Capital Corp. (b)                       $      492,660
      97,000     United Community                                    1,088,340
                 Financial Corp.
      52,000     United Fire & Casualty                              2,345,720
                 Co.
       4,600     Ziegler Cos., Inc.                                     86,940
                                                                --------------

                                                                    46,122,819
                                                                --------------

HEALTHCARE - 4.46%
      31,000     Air Methods Corp. (b)                                 350,920
      60,000     Allied Healthcare                                     339,000
                 International, Inc. (b)
      17,000     Allou Health Care, Inc.,                                  850
                 Class A (b)
      11,000     American Shared                                        65,890
                 Hospital Services
      37,000     BioScrip, Inc. (b)                                    240,500
      57,000     Capital Senior Living                                 475,950
                 Corp. (b)
      44,000     Carriage Services, Inc. (b)                           278,960
      39,000     Cholestech Corp. (b)                                  393,120
      41,000     Compex Technologies,                                  177,120
                 Inc. (b)
      42,000     DJ Orthopedics, Inc. (b)                            1,215,480
      25,000     E-Z-EM, Inc. (b)                                      353,750
      74,250     Healthcare Services                                 1,429,313
                 Group, Inc.
      82,000     HealthTronics Surgical                                816,720
                 Services, Inc. (b)
      13,000     IntegraMed America,                                   155,870
                 Inc. (b)
       7,100     Kewaunee Scientific                                    63,261
                 Corp.
      30,000     Lannett Co., Inc. (b)                                 154,800
      43,500     Matria Healthcare,                                  1,642,125
                 Inc. (b)
       3,037     MFC Development                                         5,770
                 Corp. (b)
      90,000     Option Care, Inc.                                   1,317,600
      20,000     Pediatric Services of                                 279,800
                 America, Inc. (b)
      52,000     Res-Care, Inc. (b)                                    800,280
      29,000     Synovis Life Technologies,                            311,750
                 Inc. (b)                                       --------------

                                                                    10,868,829
                                                                --------------

INDUSTRIALS - 14.51%
      24,000     Alamo Group, Inc.                                     475,680
      17,000     Allied Defense Group,                                 383,350
                 Inc. (b)
      21,125     Astronics, Corp. (b)                                  203,856
      88,000     Aviall, Inc. (b)                                    2,972,640
      37,000     Blue Earth Refineries,                                 65,860
                 Inc. (b)
      34,800     Cascade Corp.                                       1,694,760

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
       2,800     Chicago Rivet & Machine                        $       68,040
                 Co.
       6,467     CompuDyne Corp. (b)                                    37,509
      40,000     CompX International,                                  656,000
                 Inc.
      42,000     Covenant Transport, Inc.,                             508,200
                 Class A (b)
      18,000     Cronos Group (The)                                    219,600
      29,000     Ducommun, Inc. (b)                                    638,000
      50,400     EDO Corp.                                           1,513,512
      45,000     Excel Maritime Carriers                               722,700
                 Ltd. (b)
      35,000     Frozen Food Express                                   367,150
                 Industries, Inc. (b)
      24,900     Gehl Co. (b)                                          693,963
      25,750     Hardinge, Inc.                                        378,203
      70,000     HEICO Corp.                                         1,624,000
      80,900     HEICO Corp., Class A                                1,440,020
      45,000     Imagistics International,                           1,883,250
                 Inc. (b)
      20,000     Industrial Distribution                               184,400
                 Group, Inc. (b)
      17,000     International Shipholding                             289,850
                 Corp. (b)
      31,900     Interpool, Inc.                                       582,175
      19,000     Jinpan International Ltd.                             114,950
      12,000     Key Technology, Inc. (b)                              170,400
      50,000     Knightsbridge Tankers                               1,839,000
                 Ltd.
      37,000     Ladish Co., Inc. (b)                                  645,280
      51,750     LSI Industries, Inc.                                  983,250
      58,000     MAIR Holdings, Inc. (b)                               338,140
      23,000     Maritrans, Inc.                                       736,000
      39,250     Marten Transport Ltd. (b)                             993,025
      24,816     Met-Pro Corp.                                         384,896
      41,000     Modtech Holdings,                                     398,520
                 Inc. (b)
      67,875     Old Dominion Freight                                2,273,134
                 Line, Inc. (b)
      16,936     Omega Flex, Inc. (b)                                  270,807
      33,100     P.A.M. Transportation                                 534,896
                 Services, Inc. (b)
      30,000     Powell Industries, Inc. (b)                           656,700
       3,456     Q.E.P. Co., Inc. (b)                                   39,571
       4,600     Quipp, Inc. (b)                                        51,750
      40,000     R&B, Inc. (b)                                         410,000
      96,000     RailAmerica, Inc. (b)                               1,142,400
      42,000     Robbins & Myers, Inc.                                 944,160
       8,200     Standex International                                 215,906
                 Corp.
       6,201     Stantec, Inc. (b)                                     192,169
      34,000     Supreme Industries, Inc.,                             319,260
                 Class A
      20,200     Transport Corporation of                              151,500
                 America, Inc. (b)
      47,000     TRC Cos., Inc. (b)                                    733,200


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      48,000     Tsakos Energy Navigation                       $    1,728,960
                 Ltd.
      30,000     U.S. Xpress Enterprises,                              349,800
                 Inc., Class A (b)
      28,000     USA Truck, Inc. (b)                                   708,400
      34,000     Waste Industries USA,                                 452,200
                 Inc.                                           --------------

                                                                    35,380,992
                                                                --------------

INFORMATION TECHNOLOGY - 7.39%
      90,000     Advanced Digital                                      846,000
                 Information Corp. (b)
      59,000     Anaren, Inc. (b)                                      831,900
      65,000     Audiovox Corp., Class                                 908,700
                 A (b)
      76,300     Bell Microproducts,                                   765,289
                 Inc. (b)
      49,200     CalAmp Corp. (b)                                      398,520
      19,000     Cobra Electronics                                     158,080
                 Corp. (b)
      23,000     Communications                                        258,750
                 Systems, Inc.
      27,000     ePlus, Inc. (b)                                       352,350
      40,000     ESS Technology, Inc. (b)                              142,000
      24,000     GTSI Corp. (b)                                        176,400
      32,000     Inforte Corp.                                         134,080
      35,000     Integral Systems, Inc.                                722,400
      21,000     Magal Security Systems                                227,640
                 Ltd. (b)
     102,700     McData Corp. (b)                                      538,148
      65,000     MCSI, Inc. (b)                                              7
      19,000     Mediware Information                                  151,240
                 Systems, Inc. (b)
      30,000     Merge Technologies,                                   512,700
                 Inc. (b)
     104,000     Methode Electronics, Inc.                           1,198,080
      70,000     MIVA, Inc. (b)                                        422,100
      48,000     NU Horizons Electronics                               347,520
                 Corp. (b)
      67,000     NYFIX, Inc. (b)                                       386,590
      30,000     OPNET Technologies,                                   252,600
                 Inc. (b)
      56,000     Pegasystems, Inc. (b)                                 335,440
      75,000     Pericom Semiconductor                                 663,000
                 Corp. (b)
      62,000     PLATO Learning, Inc. (b)                              471,820
      37,000     Pomeroy IT Solutions,                                 420,320
                 Inc. (b)
      21,000     Retalix Ltd. (b)                                      506,730
      47,000     Richardson Electronics                                355,320
                 Ltd.
      35,000     Rofin-Sinar Technologies,                           1,329,650
                 Inc. (b)
      43,000     SBS Technologies, Inc. (b)                            414,090
      76,000     Semitool, Inc. (b)                                    604,200
      13,800     SL Industries, Inc. (b)                               196,926

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      49,000     Sypris Solutions, Inc.                         $      526,260
      14,000     TESSCO Technologies,                                  183,120
                 Inc. (b)
      54,000     Tier Technologies, Inc.,                              467,100
                 Class B (b)
     120,000     Ulticom, Inc. (b)                                   1,323,600
      97,000     White Electronic Designs                              494,700
                 Corp. (b)                                      --------------

                                                                    18,023,370
                                                                --------------

MATERIALS - 8.22%
      67,839     Aceto Corp.                                           391,431
      85,000     AMCOL International                                 1,620,950
                 Corp.
       7,300     American Biltrite, Inc. (b)                            90,155
      21,200     American Pacific                                      125,419
                 Corp. (b)
      14,000     AZZ, Inc. (b)                                         287,700
     107,000     Buckeye Technologies,                                 868,840
                 Inc. (b)
      45,000     CIRCOR International,                               1,235,250
                 Inc.
       9,800     Eastern Co. (The)                                     213,150
      11,315     Ecology and                                            92,783
                 Environment, Inc., Class
                 A
      40,000     Encore Wire Corp. (b)                                 650,400
      47,000     Ennis Business Forms,                                 789,600
                 Inc.
      18,000     Friedman Industries, Inc.                             118,800
      84,000     Gibraltar Industries, Inc.                          1,921,080
      29,000     Hawkins, Inc.                                         397,300
      21,300     Mestek, Inc (b)                                       263,268
      23,800     Michael Baker Corp. (b)                               619,990
      42,000     Mobile Mini, Inc. (b)                               1,820,700
      10,562     MOD-PAC CORP. (b)                                     114,809
       3,100     NewMarket Corp. (b)                                    53,754
     140,400     North American                                        724,464
                 Palladium Ltd. (b)
      18,800     Northwest Pipe Co. (b)                                486,732
      26,000     Novamerican Steel,                                    971,100
                 Inc. (b)
      35,000     Octel Corp.                                           583,450
      22,000     Penford Corp.                                         294,140
      31,700     Roanoke Electric Steel                                634,951
                 Corp.
      60,000     RTI International Metals,                           2,361,000
                 Inc. (b)
      26,000     Stepan Co.                                            651,560
      12,300     Summa Industries, Inc.                                 92,865
      16,000     Universal Stainless &                                 268,800
                 Alloy Products, Inc. (b)
       3,350     VSE Corp.                                             117,250
       3,200     Vulcan International                                  171,200
                 Corp.


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
      36,000     Water Pik Technologies,                        $      730,800
                 Inc. (b)
      37,000     Wolverine Tube, Inc. (b)                              277,500
                                                                --------------

                                                                    20,041,191
                                                                --------------

TELECOMMUNICATION SERVICES - 0.14%
      27,897     CT Communications, Inc.                               345,086
                                                                --------------

UTILITIES - 6.49%
      44,000     American States Water                               1,472,240
                 Co.
      49,554     California Water Service                            2,041,625
                 Group
      31,900     Cascade Natural Gas                                   694,463
                 Corp.
      15,700     Chesapeake Utilities                                  551,855
                 Corp.
      23,500     Connecticut Water                                     580,920
                 Service, Inc.
       9,000     Delta Natural Gas Co.,                                239,940
                 Inc.
      71,000     Empire District Electric                            1,623,770
                 Co. (The)
      24,000     EnergySouth, Inc.                                     662,160
      18,000     Florida Public Utilities Co.                          285,840
      14,500     Green Mountain Power                                  477,485
                 Corp.
       4,900     Maine & Maritimes Corp.                                96,530
      30,400     Middlesex Water Co.                                   682,480
       6,500     RGC Resources, Inc.                                   169,715
      82,000     SEMCO Energy, Inc. (b)                                540,380
      26,400     SJW Corp.                                           1,274,592
      74,400     South Jersey Industries,                            2,168,015
                 Inc.
      43,471     Southwest Water Co.                                   630,330
      41,000     SureWest                                            1,175,880
                 Communications
      16,476     Unitil Corp.                                          462,976
                                                                --------------

                                                                    15,831,196
                                                                --------------

TOTAL COMMON STOCKS                                                230,698,937
(Cost $167,674,942)                                             --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.31%
   3,200,000     Federal Home Loan                                   3,200,000
                 Bank, 3.00%, 10/03/05                          --------------

TOTAL U.S. GOVERNMENT AGENCY                                         3,200,000
OBLIGATIONS                                                     --------------
(Cost $3,199,467)

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
WARRANTS - 0.00%
HEALTHCARE - 0.00%
       2,967    Del Global Technologies                         $        4,747
                Corp. (b)                                       --------------

TOTAL WARRANTS                                                           4,747
(Cost $0)                                                       --------------

TOTAL INVESTMENTS                                                  233,903,684
(Cost $170,874,409) (a) - 95.91%

Other assets in excess of liabilities -                              9,985,249
4.09%                                                           --------------

NET ASSETS - 100.00%                                            $  243,888,933
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO SCHEDULES OF INVESTMENTS
================================================================================

Collateral Information for Securities on Loan:

--------------------------------------------------------------------------------

The cash collateral received for securities lending, as discussed in Note 2, was pooled and invested into the following:

                                                                                    ENTERPRISE
                                        LARGE CAP       MID CAP      ENTERPRISE     SMALL CAP        VALUE
                                       GROWTH FUND    GROWTH FUND       FUND           FUND           FUND
                                       -----------    -----------    ----------     ----------     ----------
American Express Centurion
  Bank, 3.71%, 3/3/2006                $   98,990     $   99,003     $  300,645     $   71,256     $  339,789
Apreco, LLC., 3.81%, 11/8/2005             98,587         98,600        299,422         70,966        338,407
Atomium Funding Corporation,
  3.60%, 10/4/2005                         98,954         98,967        300,537         71,230        339,667
Atomium Funding Corporation,
  3.95%, 1/13/2006                        489,253        489,318      1,485,928        352,178      1,679,397
Banco Bilbao Vizcayza Argentaria
  Puerto Rico, 3.82%,
  10/27/2005                               90,522         90,534        274,928         65,160        310,724
Beta Finance, Inc., 3.46%,
  6/2/2006                                593,980        594,058      1,803,997        427,563      2,038,879
Cedar Springs Capital Company,
  LLC., 3.56%, 10/18/05                   296,426        296,465        900,285        213,375      1,017,503
Cedar Springs Capital Company,
  LLC., 3.94%, 12/12/05                   245,127        245,159        744,484        176,449        841,416
Cullinan Finance Corporation,
  3.74%, 11/7/2005                        246,495        246,527        748,637        177,434        846,110
Cullinan Finance Corporation,
  3.82%, 11/15/2005                       197,027        197,053        598,399        141,826        676,311
Dexia Credit Local De France
  COD, Variable Rate,
  8/14/2006                               147,287        147,306        447,329        106,021        505,572
Fairway Finance Corporation,
  3.82%, 10/20/2005                        83,673         83,684        254,127         60,230        287,215
Fortis Bank, New York, COD,
  Variable Rate, 1/6/2006                 296,266        296,304        899,798        213,260      1,016,953
Gemini Securitization, Inc.,
  3.81%, 11/10/2005                       504,166        504,232      1,531,220        362,912      1,730,586
Harrier Finance Funding LLC,
  3.83%, 11/1/2005                        195,750        195,775        594,518        140,906        671,925
HBOS Treasury Services PLC,
  3.82%, 10/6/2005                        344,288        344,333      1,045,649        247,828      1,181,793
Islands Bank, Inc., Variable Rate,
  8/22/2006                               395,844        395,896      1,202,232        284,939      1,358,763
KLIO Funding Corporation,
  3.71%, 11/10/2005                       295,698        295,737        898,076        212,852      1,015,006
KLIO Funding Corporation,
  3.79%, 10/25/2005                       296,209        296,248        899,627        213,219      1,016,759
KLIO II Funding Corporation,
  3.79%, 10/25/2005                       493,682        493,747      1,499,378        355,366      1,694,598
Links Finance, LLC., Variable
  Rate, 1/30/2006                         554,226        554,299      1,683,259        398,947      1,902,421
Metlife Global Funding 1,
  Variable Rate, 3/06/2006                494,795        494,860      1,502,760        356,167      1,698,420
Moat Funding, LLC., 3.82%,
  10/5/2005                                97,261         97,274        295,395         70,011        333,856
Morgan Stanley, CP, Variable
  Rate, 1/13/2006                         494,820        494,885      1,502,835        356,185      1,698,505
Morgan Stanley, CP, Variable
  Rate, 2/3/2006                          118,757        118,772        360,680         85,484        407,641
Nieuw Amsterdam Receivables
  Corp., 3.82%, 10/19/2005                 75,482         75,492        229,250         54,334        259,098

================================================================================
NOTES TO SCHEDULES OF INVESTMENTS
================================================================================

Collateral Information for Securities on Loan (cont.):

--------------------------------------------------------------------------------

                                                                                    ENTERPRISE
                                    LARGE CAP         MID CAP       ENTERPRISE       SMALL CAP       VALUE
                                   GROWTH FUND      GROWTH FUND        FUND            FUND           FUND
                                   -----------      -----------     ----------      ----------     ----------
Northern Rock PLC, Variable
  Rate, 1/13/2006                     494,949         495,014       1,503,226         356,278       1,698,947
Perry Global Funding Limited,
  3.81%, 11/17/2005                    98,493          98,506         299,136          70,898         338,084
Perry Global Funding Limited,
  3.87%, 11/3/2005                    177,945         177,969         540,444         128,090         610,811
Swedbank (Forenings
  Sparbanken), 3.83%,
  10/25/2005                          177,725         177,749         539,776         127,932         610,055
American General Finance,
  3.77%, 10/13/2006                   494,924         494,989       1,503,151         356,260       1,698,862
Morgan Stanley Repurchase
  Agreement, 3.99%,
  10/3/2005                         5,004,794       5,005,451      15,200,232       3,602,588      17,179,312
ING Barings, LOC, 10/7/2005         2,514,675       2,866,650               -               -               -
KBC, LOC, 10/7/2005                 1,917,252              50               -               -         808,932
                                  -----------     -----------     -----------     -----------     -----------
Total Collateral Held             $18,224,322     $16,660,906     $41,889,360     $ 9,928,144     $48,152,317
                                  ===========     ===========     ===========     ===========     ===========

See Note 2 in the Notes to Financial Statements for detail on the Funds' securities lending policies and procedures.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of Tamarack Funds Trust

--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the portfolios of Tamarack Funds Trust, which include Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Enterprise Fund, Enterprise Small Cap Fund, Value Fund, and Microcap Value Fund (collectively, the "Funds") as of September 30, 2005, and the related statements of operations for the year then ended. We have audited the related statements of changes in net assets and the financial highlights for the year ended September 2005, for the period from May 1, 2004 through September 30, 2004 and for the year ended April 30, 2004 for Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund. We have audited the related statements of changes in net assets and the financial highlights for the year ended September 2005, for the period from July 1, 2004 through September 30, 2004 and for the year ended June 30, 2004 for Enterprise Fund, Enterprise Small Cap Fund, Value Fund, and Microcap Value Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund for periods prior to April 30, 2004, were audited by other auditors whose report, dated June 17, 2003, expressed an unqualified opinion. The financial highlights of Enterprise Fund, Enterprise Small Cap Fund, Value Fund, and Microcap Value Fund for periods ended prior to June 30, 2004, were audited by other auditors whose report, dated August 22, 2003, expressed unqualified opinions.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circum stances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2005, the results of operations for the year then ended, and the changes in net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 21, 2005

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (64)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

RONALD JAMES (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  15

--------------------------------------------------------------------------------

JOHN A. MACDONALD (56)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

H. DAVID RYBOLT (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (52)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

WILLIAM B. TAYLOR (60)
POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant (2003-present); Partner (until 2003) Ernst & Young LLP.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

JAY H. WEIN (73)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (42)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (44)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

DAVID P. LUX (50)
POSITION HELD WITH FUND: Chief Financial Officer; Since September, 2005 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Controller, Tamarack Funds, November, 2004-September, 2005; Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher Fixed Income Group (1995-2003).

--------------------------------------------------------------------------------

MARTIN A. CRAMER (55)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

--------------------------------------------------------------------------------

MONICA P. VICKMAN (35)
POSITION HELD WITH FUND: Secretary since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Associate General Counsel, RBC Dain Rauscher (2004 to present); Counsel, Allianz Life (2002 to 2004); Associate Counsel, American Express Financial Advisors (1996 to 2002).

--------------------------------------------------------------------------------

GORDON TELFER (39)
POSITION HELD WITH FUND: Portfolio Strategist; Since March, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Portfolio Manager, Voyageur Asset Management (2003-present); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).

--------------------------------------------------------------------------------

NANCY M. SCINTO (46)
POSITION HELD WITH FUND: Chief Investment Officer, Equity Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director and Director of Research, Voyageur Asset Management.

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION
================================================================================

--------------------------------------------------------------------------------

The Tamarack Equity Funds offer up to five share classes. These five share classes are the A, C, R, I, and S classes.
--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker- dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Equity Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. A Class shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps. The Distributor currently has no plans to discontinue this waiver.) A Class shares have a higher up-front sales charge
(load) than C Class shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. R Class shares have no up-front sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.

--------------------------------------------------------------------------------

S CLASS

S Class shares are available through certain fee-based programs of broker-dealers or registered investment advisors. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

I CLASS

I Class shares are available in the Tamarack Enterprise, Enterprise Small Cap, Large Cap, Mid Cap and Small Cap Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the better choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                   BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                     4/1/05           9/30/05        4/1/05 -- 9/30/05     4/1/05 -- 9/30/05
                                ---------------   ---------------   -------------------   ------------------
Large Cap
Growth Fund         Class A        $ 1,000.00        $ 1,039.00            $ 6.24                 1.22%
                    Class I          1,000.00          1,039.70              4.91                 0.96%
                    Class C          1,000.00          1,034.40             10.10                 1.98%
                    Class R          1,000.00          1,037.20              7.51                 1.47%
                    Class S          1,000.00          1,039.70              4.96                 0.97%

Mid Cap
Growth Fund         Class A          1,000.00          1,063.60              6.98                 1.35%
                    Class I          1,000.00          1,065.50              5.70                 1.10%
                    Class C          1,000.00          1,060.40             10.85                 2.10%
                    Class R          1,000.00          1,062.80              8.27                 1.60%
                    Class S          1,000.00          1,065.50              5.70                 1.10%

Small Cap
Growth Fund         Class A          1,000.00          1,052.20              8.64                 1.68%
                    Class I          1,000.00          1,053.40              7.36                 1.43%
                    Class C          1,000.00          1,047.90             12.48                 2.43%
                    Class R          1,000.00          1,051.60              9.93                 1.93%
                    Class S          1,000.00          1,053.40              7.36                 1.43%

Enterprise Fund     Class A          1,000.00          1,090.20              6.97                 1.33%
                    Class I          1,000.00          1,091.60              5.66                 1.08%
                    Class C          1,000.00          1,085.90             10.88                 2.08%
                    Class R          1,000.00          1,088.40              8.27                 1.58%
                    Class S          1,000.00          1,091.20              5.66                 1.08%

Enterprise Small
Cap Fund            Class A          1,000.00          1,032.90              7.90                 1.55%
                    Class C          1,000.00          1,029.40             11.70                 2.30%
                    Class R          1,000.00          1,031.40              9.17                 1.80%
                    Class S          1,000.00          1,033.80              6.63                 1.30%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

                                 BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                               ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                   4/1/05           9/30/05       4/1/05 -- 9/30/05     4/1/05 -- 9/30/05
                              ---------------   ---------------   -------------------   ------------------
Value Fund        Class A        $ 1,000.00        $ 1,006.40            $ 6.59                 1.31%
                  Class C          1,000.00          1,002.70             10.34                 2.06%
                  Class R          1,000.00          1,005.30              7.89                 1.57%
                  Class S          1,000.00          1,007.90              5.34                 1.06%

Microcap Value
Fund              Class A          1,000.00          1,079.80              7.09                 1.36%
                  Class C          1,000.00          1,075.60             10.98                 2.11%
                  Class R          1,000.00          1,077.80              8.39                 1.61%
                  Class S          1,000.00          1,080.60              5.74                 1.10%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                     4/1/05           9/30/05        4/1/05 -- 9/30/05     4/1/05 -- 9/30/05
                                ---------------   ---------------   -------------------   ------------------
Large Cap
Growth Fund         Class A        $ 1,000.00        $ 1,018.95            $ 6.17                 1.22%
                    Class I          1,000.00          1,020.26              4.86                 0.96%
                    Class C          1,000.00          1,015.14             10.00                 1.98%
                    Class R          1,000.00          1,017.70              7.44                 1.47%
                    Class S          1,000.00          1,020.21              4.91                 0.97%

Mid Cap
Growth Fund         Class A          1,000.00          1,018.30              6.83                 1.35%
                    Class I          1,000.00          1,019.55              5.57                 1.10%
                    Class C          1,000.00          1,014.54             10.61                 2.10%
                    Class R          1,000.00          1,017.05              8.09                 1.60%
                    Class S          1,000.00          1,019.55              5.57                 1.10%

Small Cap
Growth Fund         Class A          1,000.00          1,016.65              8.49                 1.68%
                    Class I          1,000.00          1,017.90              7.23                 1.43%
                    Class C          1,000.00          1,012.89             12.26                 2.43%
                    Class R          1,000.00          1,015.39              9.75                 1.93%
                    Class S          1,000.00          1,017.90              7.23                 1.43%

Enterprise Fund     Class A          1,000.00          1,018.40              6.73                 1.33%
                    Class I          1,000.00          1,019.65              5.47                 1.08%
                    Class C          1,000.00          1,014.64             10.50                 2.08%
                    Class R          1,000.00          1,017.15              7.99                 1.58%
                    Class S          1,000.00          1,019.65              5.47                 1.08%

Enterprise Small
Cap Fund            Class A          1,000.00          1,017.30              7.84                 1.55%
                    Class C          1,000.00          1,013.54             11.61                 2.30%
                    Class R          1,000.00          1,016.04              9.10                 1.80%
                    Class S          1,000.00          1,018.55              6.58                 1.30%

Value Fund          Class A          1,000.00          1,018.50              6.63                 1.31%
                    Class C          1,000.00          1,014.74             10.40                 2.06%
                    Class R          1,000.00          1,017.20              7.94                 1.57%
                    Class S          1,000.00          1,019.75              5.37                 1.06%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

                                 BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                               ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                   4/1/05           9/30/05       4/1/05 -- 9/30/05     4/1/05 -- 9/30/05
                              ---------------   ---------------   -------------------   ------------------
Microcap Value
Fund              Class A        $ 1,000.00        $ 1,018.25            $ 6.88                 1.36%
                  Class C          1,000.00          1,014.49             10.66                 2.11%
                  Class R          1,000.00          1,017.00              8.14                 1.61%
                  Class S          1,000.00          1,019.55              5.57                 1.10%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

                                     [PHOTO]

















                                                               ---------------
Tamarack Funds                                               |     PRSRT STD   |
P.O. Box 219757                                              |   U.S. POSTAGE  |
Kansas City, MO 64121-9757                                   |       PAID      |
                                                             | PERMIT NO. 2891 |
                                                             | KANSAS CITY MO  |
                                                               ---------------
800-422-2766
www.TamarackFunds.com









TF AR 9/05 TAMARACK DISTRIBUTORS, INC.
535346 (9/05)

TAMARACK FUNDS
Annual Report                                                 September 30, 2005







                                     [PHOTO]












PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TAX-FREE MONEY MARKET FUND

INSTITUTIONAL PRIME MONEY MARKET FUND

INSTITUTIONAL TAX-FREE MONEY MARKET FUND


                                                           [TAMARACK FUNDS LOGO]

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

We hope the financial information presented will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and additional performance information are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Shareholder Letter ........................................................   1
Letter from the CIO of Fixed Income .......................................   2
Money Market Portfolio Managers ...........................................   3
Performance Summary .......................................................   4
Financial Statements
- Statements of Assets and Liabilities ....................................   5
- Statements of Operations ................................................   6
- Statements of Changes in Net Assets .....................................   7
Financial Highlights ......................................................  12
Notes to Financial Statements .............................................  17
Schedules of Portfolio Investments ........................................  23
Report of Independent Registered Public Accounting Firm ...................  52
Management ................................................................  53
Supplemental Information ..................................................  56

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders:

--------------------------------------------------------------------------------

This report presents the results for the five Tamarack money market funds for the fiscal year ended September 30, 2005. In addition to the returns for your particular Fund(s), this report also includes a letter from John Huber, who is the CIO of Fixed Income for the Tamarack Funds. As money market investors you will have been particularly interested in the actions of the Federal Reserve over the last year. The Federal Reserve's rate increases have had a direct impact in raising yields for money market shareholders. John's letter discusses these increases and the impact of both Federal Reserve policy and the many other factors impacting the U.S. economy might have on money market investors.

In addition to the financial information, this report also includes footnotes describing the policies and procedures followed by the Tamarack Funds in managing the assets entrusted to us by you and your fellow shareholders. We have endeavored to make these footnotes as informative and easy-to-read as possible and encourage you to read this important information. If you have any questions regarding this information please contact your financial advisor. You may also contact the Tamarack Funds directly at 800-934-6674.

We continue to believe that a prudent investor maintains a diversified portfolio encompassing bonds as well as both growth and value equity investments. Our fixed income team at Voyageur Asset Management (the advisor to the Tamarack Funds) continues working to meet your expectations as investors. All of the members of the Tamarack Funds team value the trust you have placed in us.

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President
Tamarack Funds

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

--------------------------------------------------------------------------------

MARKET COMMENTARY

Tamarack Money Market Fund yields rose throughout the fiscal year ended September 30, 2005, as the Federal Reserve continued to adjust the benchmark Fed Funds rate upward during the period. As we enter the calendar fourth quarter of 2005, rate changes are still a strong probability, with perhaps two additional interest rate hikes predicted for the foreseeable future. At quarter end, the overnight Fed Funds rate was 3.75%; by 11/2/05 we expect the rate to be 4.00% with perhaps 4.25% predicted at year-end. Each of the most recent interest rate hikes was widely expected and, for the most part, had been priced into the market. Money market funds invest in high quality, short-term debt obligations. The yields on these obligations generally closely follow the Fed Funds rate and the anticipation of near-term changes in the rate. Therefore, the yields on the Tamarack Money Market Funds have risen with each of the upward moves by the Fed. It is interesting to note that despite the steady rise in short-term yields, the longer portion of the yield curve has changed little since January, 2005.

The Fed started raising interest rates in June 2004 and we have experienced a 275 basis point increase in rates since that date. Given that rate increases take 12-18 months to work through the economy, the first rate increases from last year are beginning to impact the economy now. The Federal Reserve has suggested in their communications that aggressive economic growth is secondary to preventing an inflationary flare-up. We have actively positioned all five of the Tamarack Money Market Fund's average maturities defensively during this period, by keeping our average duration shorter. We believe this strategy will benefit our shareholders.

--------------------------------------------------------------------------------

OUTLOOK

Recent market chatter has focused on whether the overall yield curve will invert. Inversion of the yield curve happens when rates for short-term bonds exceed rates for longer-term bonds. With the 2 & 3-year Treasury bond now at 4.22% and predictions that the Fed Funds rate could be at 4.25% in less than three months, such an inversion could become a reality quite soon. Further, if the Federal Reserve is successful in containing inflation, then longer-term yields may stay relatively constant in the near-term. Historically, yield curve inversion signals an economic downturn. However, we have yet to see some of the other factors, such as tightening credit availability, that usually also occur prior to a downturn. Therefore, we think that such an inversion, if it were to occur, may be short-lived.

It is likely that the full effects on growth, employment, and consumer sentiment from continued high oil prices and disastrous hurricane damage has yet to be felt. In the coming critical months, we at the Tamarack Funds will be closely monitoring economic data for signs that while inflationary controls may have been successful, it has been achieved at the expense of sagging economic growth and waning consumer confidence. Should this balance become significantly upset, it may signal that the Fed is not only done raising rates, but that short term rates may reverse course over the next several years.

/s/ John Huber

John Huber
Chief Investment Officer, Fixed Income Funds
Tamarack Funds

                                    [PHOTO]

================================================================================
MONEY MARKET PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management, the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the money market funds. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's money market funds team are:

--------------------------------------------------------------------------------

JOHN M. HUBER, CFA
CHIEF INVESTMENT OFFICER -- FIXED INCOME

John Huber is Voyageur's Chief Investment Officer of Fixed Income. His responsibilities include overseeing and directing Voyageur's fixed income division. He also serves as the Chief Investment Officer of Fixed Income for the Tamarack Funds, a family of three fixed income funds and five money market funds. John joined Voyageur from Galliard Capital Management where he was a Principal and Senior Portfolio Manager, responsible for the firm's total return fixed income effort. Prior to working for Galliard, John was a Portfolio Manager for Norwest Investment Management. John managed several Wells Fargo Funds including the Wells Fargo Stable Income Fund, which he guided to over $1 billion in assets and a four star rating from Morningstar during his tenure. John, a 15-year industry veteran, received his BA from the University of Iowa and his MBA in Finance from the University of Minnesota, Carlson School of Management. John is a CFA charterholder and a member of the Twin Cities Society of Security Analysts.

--------------------------------------------------------------------------------

RAYE C. KANZENBACH, CFA
SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER

Raye Kanzenbach is the Senior Portfolio Manager for portfolios which invest in tax-exempt securities. Raye has been with Voyageur and its predecessor firm, Insight Investment Management, since 1983. He has been in the investment industry since 1973. Raye received his MBA from the University of Michigan, his BA from Lawrence University and is a CFA charterholder.

--------------------------------------------------------------------------------

SCOTT CABALKA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

Scott Cabalka is responsible for all trading in the taxable portfolios of the Tamarack Money Market Funds. In addition, he oversees the approved issuer list for the Tamarack Funds. Scott has been with Voyageur and its predecessor firm, Insight Investment Management, since 1993. He has been in the investment industry since 1980. Scott received his MBA and BS from the University of Minnesota.

--------------------------------------------------------------------------------

STEVEN P. ELDREDGE, CFA
MANAGING DIRECTOR, CLIENT PORTFOLIO MANAGER

Steven Eldredge utilizes his 25 plus years of experience in the fixed income industry to help lead Voyageur's fixed income portfolio management effort. Steve has an extensive background in both the taxable and tax-exempt markets providing him with a unique set of experiences to draw upon. Prior to joining Voyageur in 1995, Steve was Chief Operating Officer for the ABT Mutual Fund family. Steve began his career in the investment industry in 1978 as a portfolio manager for a bank holding company in Florida. Steve received his BA in Finance from the University of Central Florida. He is a CFA charterholder and member of the CFA Society of Minnesota.

--------------------------------------------------------------------------------

================================================================================
PERFORMANCE SUMMARY
================================================================================

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Each of the Tamarack Money Market funds was managed to preserve principal. This means that the share price of each fund held steady at $1. A consistent share price of $1 is expected for a money market mutual fund, but is not guaranteed.


                                             TOTAL RETURN         SEC 7-DAY ANNUALIZED YIELD (1)
                                            FOR YEAR ENDED        ------------------------------
                                          SEPTEMBER 30, 2005          9/30/2005     9/30/2004
                                         --------------------        -----------   ----------
Tamarack Prime Money Market Fund                 2.00%                  2.95%         1.03%
Tamarack U.S. Government Money
  Market Fund                                    1.96%                  2.92%         0.96%
Tamarack Tax-Free Money Market Fund              1.44%                  1.98%         0.85%
Tamarack Institutional Prime Money
  Market Fund (2)                                2.48%                  3.56%         1.42%
Tamarack Institutional Tax-Free Money
  Market Fund (2)                                1.78%                  2.41%         1.24%

(1) As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.
(2) The Tamarack Institutional Prime and Institutional Tax-Free Money Market Funds are intended for shareholders investing $1 million or more.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005


                                                                                                    TAMARACK
                                                                                   TAMARACK      U.S. GOVERNMENT
                                                                                 PRIME MONEY         MONEY
                                                                                 MARKET FUND       MARKET FUND
                                                                                --------------   ---------------
ASSETS:
Investments, at market value (cost $7,914,240,659; $822,372,947;
 $868,256,578; $785,872,083 and $362,908,903, respectively)                     $7,914,240,659    $822,372,947
Investment of Cash Collateral for Securities on Loan, at market value (cost
 $35,931,571; --; --; $10,140,938 and --)                                           35,931,571               -
                                                                                --------------    ------------
Total Investments                                                                7,950,172,230     822,372,947
Interest receivable                                                                 19,122,827       1,161,872
Cash                                                                                         -               -
Receivable for capital shares issued                                                11,971,662               -
Receivable for investments sold                                                              -               -
Prepaid expenses                                                                       166,073          17,126
                                                                                --------------    ------------
  Total Assets                                                                   7,981,432,792     823,551,945
                                                                                --------------    ------------

LIABILITIES:
Distributions payable                                                               18,600,575       1,933,667
Payable for capital shares redeemed                                                      4,379       7,931,348
Payable for investments purchased                                                            -               -
Payable upon return for securities on loan                                          35,931,571               -
Accrued expenses and other payables:
 Investment advisory fees                                                            2,013,509         259,263
 Administrative services fees                                                        1,640,907         170,511
 Other                                                                               1,542,117         113,560
                                                                                --------------    ------------
  Total Liabilities                                                                 59,733,058      10,408,349
                                                                                --------------    ------------
  Net Assets                                                                    $7,921,699,734    $813,143,596
                                                                                ==============    ============

NET ASSETS CONSIST OF:
Capital                                                                         $7,921,743,127    $813,146,913
Undistributed net investment income (loss)                                                   -             (36)
Accumulated net realized losses from investment transactions                           (43,393)         (3,281)
                                                                                --------------    ------------
  Net Assets                                                                    $7,921,699,734    $813,143,596
                                                                                ==============    ============

SHARES OUTSTANDING:                                                              7,921,864,488     813,181,056

NET ASSET VALUES:                                                               $         1.00    $       1.00
                                                                                ==============    ============

                                                                                                    TAMARACK        TAMARACK
                                                                                   TAMARACK      INSTITUTIONAL   INSTITUTIONAL
                                                                                TAX-FREE MONEY    PRIME MONEY    TAX-FREE MONEY
                                                                                  MARKET FUND     MARKET FUND     MARKET FUND
                                                                                --------------   -------------   --------------
ASSETS:
Investments, at market value (cost $7,914,240,659; $822,372,947;
 $868,256,578; $785,872,083 and $362,908,903, respectively)                     $868,256,578     $785,872,083    $362,908,903
Investment of Cash Collateral for Securities on Loan, at market value (cost
 $35,931,571; --; --; $10,140,938 and --)                                                  -       10,140,938               -
                                                                                ------------     ------------    ------------
Total Investments                                                                868,256,578      796,013,021     362,908,903
Interest receivable                                                                2,836,620        1,814,009       1,416,242
Cash                                                                                     408                -               -
Receivable for capital shares issued                                                       -        4,959,310               -
Receivable for investments sold                                                    6,305,000                -               -
Prepaid expenses                                                                      29,947           27,567          23,201
                                                                                ------------     ------------    ------------
  Total Assets                                                                   877,428,553      802,813,907     364,348,346
                                                                                ------------     ------------    ------------

LIABILITIES:
Distributions payable                                                              1,362,195        2,146,250         689,427
Payable for capital shares redeemed                                                1,348,503                -       2,678,339
Payable for investments purchased                                                 16,111,470                -       2,801,078
Payable upon return for securities on loan                                                 -       10,140,938               -
Accrued expenses and other payables:
 Investment advisory fees                                                            290,051          156,943          76,738
 Administrative services fees                                                        185,403                -               -
 Other                                                                                90,624           41,386          25,471
                                                                                ------------     ------------    ------------
  Total Liabilities                                                               19,388,246       12,485,517       6,271,053
                                                                                ------------     ------------    ------------
  Net Assets                                                                    $858,040,307     $790,328,390    $358,077,293
                                                                                ============     ============    ============

NET ASSETS CONSIST OF:
Capital                                                                         $858,041,963     $790,376,212    $358,077,845
Undistributed net investment income (loss)                                                 1              (31)            (16)
Accumulated net realized losses from investment transactions                          (1,657)         (47,791)           (536)
                                                                                ------------     ------------    ------------
  Net Assets                                                                    $858,040,307     $790,328,390    $358,077,293
                                                                                ============     ============    ============

SHARES OUTSTANDING:                                                              858,090,304      790,384,629     358,077,845

NET ASSET VALUES:                                                               $       1.00     $       1.00    $       1.00
                                                                                ============     ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

FOR THE YEAR ENDED SEPTEMBER 30, 2005


                                                                        TAMARACK
                                                       TAMARACK     U.S. GOVERNMENT
                                                     PRIME MONEY         MONEY
                                                     MARKET FUND      MARKET FUND
                                                   --------------- -----------------
INVESTMENT INCOME:
 Interest income                                   $222,113,139        $23,462,310
 Dividend income                                         94,191             36,795
 Securities lending income (a)                           44,120                  -
                                                   ------------       ------------
  Total Investment Income                           222,251,450         23,499,105
                                                   ------------       ------------

EXPENSES:
 Investment advisory fees                            34,514,792          3,344,054
 Administrative services fees                        20,353,788          2,210,164
 Custodian fees                                          85,807              9,747
 Shareholder reports                                  4,132,411            235,005
 Transfer agent fees                                 14,659,966            787,582
 Trustees' fees                                          19,250             18,805
 Other fees                                           1,166,267            207,647
                                                   ------------       ------------
 Total expenses before fee reductions                74,932,281          6,813,004
 Expenses reduced by:
  Advisor                                           (13,300,037)          (287,890)
                                                   ------------       ------------
  Net Expenses                                       61,632,244          6,525,114
                                                   ------------       ------------

NET INVESTMENT INCOME                               160,619,206         16,973,991
                                                   ------------       ------------

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions        (34,649)            (3,184)
                                                   ------------       ------------
Change in net assets resulting from operations     $160,584,557        $16,970,807
                                                   ============       ============

                                                                        TAMARACK        TAMARACK
                                                       TAMARACK      INSTITUTIONAL   INSTITUTIONAL
                                                    TAX-FREE MONEY    PRIME MONEY    TAX-FREE MONEY
                                                      MARKET FUND     MARKET FUND     MARKET FUND
                                                    --------------   -------------   --------------
INVESTMENT INCOME:
 Interest income                                      $19,242,194     $19,730,641       $7,544,773
 Dividend income                                           19,530          36,685                -
 Securities lending income (a)                                  -           5,457                -
                                                      -----------    ------------       ----------
  Total Investment Income                              19,261,724      19,772,783        7,544,773
                                                      -----------    ------------       ----------

EXPENSES:
 Investment advisory fees                               4,646,252       1,799,866          909,330
 Administrative services fees                           2,323,126               -                -
 Custodian fees                                             5,617           4,830            1,922
 Shareholder reports                                      117,550          21,474            7,210
 Transfer agent fees                                      523,890          41,836           19,600
 Trustees' fees                                            17,044          16,173           19,121
 Other fees                                                88,778         126,629           69,266
                                                      -----------    ------------       ----------
 Total expenses before fee reductions                   7,722,257       2,010,808        1,026,449
 Expenses reduced by:
  Advisor                                              (1,577,102)              -                -
                                                      -----------    ------------       ----------
  Net Expenses                                          6,145,155       2,010,808        1,026,449
                                                      -----------    ------------       ----------

NET INVESTMENT INCOME                                  13,116,569      17,761,975        6,518,324
                                                      -----------    ------------       ----------

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions                -         (20,299)               -
                                                      -----------    ------------       ----------
Change in net assets resulting from operations        $13,116,569     $17,741,676       $6,518,324
                                                      ===========    ============       ==========

(a) For more information on Securities Lending please see Note 2 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK PRIME
MONEY MARKET FUND


                                                 FOR THE                FOR THE                FOR THE
                                               YEAR ENDED            PERIOD ENDED             YEAR ENDED
                                            SEPTEMBER 30, 2005   SEPTEMBER 30, 2004 (a)      JULY 31, 2004
                                            ------------------   ----------------------      -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                       $   160,619,206        $    11,142,986        $    34,360,741
  Net realized losses from investment
   transactions                                       (34,649)                (8,744)                     -
                                              ---------------        ---------------        ---------------
Change in net assets resulting
 from operations                                  160,584,557             11,134,242             34,360,741
                                              ---------------        ---------------        ---------------

DISTRIBUTIONS TO INVESTOR CLASS
  SHAREHOLDERS:
  From net investment income                     (160,744,063)           (11,176,561)           (34,288,469)

DISTRIBUTIONS TO RESERVE CLASS
  SHAREHOLDERS:
  From net investment income                                -                      -                (27,448)
                                              ---------------        ---------------        ---------------
Change in net assets from shareholder
  distributions                                  (160,744,063)           (11,176,561)           (34,315,917)
                                              ---------------        ---------------        ---------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued -
   Investor Class                               3,577,430,405            681,995,480          3,988,817,725
  Proceeds from shares issued -
   Reserve Class                                            -                      -             25,505,098
  Proceeds from shares issued in
   connection with merger                                   -                      -             26,911,776
  Dividends reinvested - Investor Class           148,199,403              9,281,244             30,176,000
  Dividends reinvested - Reserve Class                      -                      -                 17,776
  Cost of shares redeemed - Investor
   Class                                       (3,688,373,953)          (666,391,338)        (4,297,497,682)
  Cost of shares redeemed - Reserve
   Class                                                    -                      -           (133,424,994)
                                              ---------------        ---------------        ---------------
Change in net assets from capital
  transactions                                     37,255,855             24,885,386           (359,494,301)
                                              ---------------        ---------------        ---------------
Net increase (decrease) in net assets              37,096,349             24,843,067           (359,449,477)

NET ASSETS:
  Beginning of period                           7,884,603,385          7,859,760,318          8,219,209,795
                                              ---------------        ---------------        ---------------
  End of period                               $ 7,921,699,734        $ 7,884,603,385        $ 7,859,760,318
                                              ===============        ===============        ===============

Undistributed (distributions in excess
  of) net investment income                    $            -        $       124,857        $       158,432
                                              ===============        ===============        ===============

SHARE TRANSACTIONS:
  Issued - Investor Class                       3,577,430,405            681,995,469          3,988,825,499
  Issued - Reserve Class                                    -                      -             25,505,098
  Issued in connection with merger                          -                      -             26,911,776
  Reinvested - Investor Class                     148,199,389              9,281,244             30,176,000
  Reinvested - Reserve Class                                -                      -                 17,776
  Redeemed - Investor Class                    (3,688,373,953)          (666,391,338)        (4,297,497,678)
  Redeemed - Reserve Class                                  -                      -           (133,424,994)
                                              ---------------        ---------------        ---------------
Change in shares transactions                      37,255,841             24,885,375           (359,486,523)
                                              ===============        ===============        ===============

(a)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK U.S. GOVERNMENT
MONEY MARKET FUND

                                                  FOR THE                 FOR THE               FOR THE
                                                YEAR ENDED             PERIOD ENDED            YEAR ENDED
                                            SEPTEMBER 30, 2005    SEPTEMBER 30, 2004 (a)     JULY 31, 2004
                                            ------------------    ----------------------     -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                       $    16,973,991        $     1,275,747        $     3,828,307
  Net realized losses from investment
   transactions                                        (3,184)                   (97)                     -
                                              ---------------        ---------------        ---------------
Change in net assets resulting
 from operations                                   16,970,807              1,275,650              3,828,307
                                              ---------------        ---------------        ---------------

DISTRIBUTIONS TO INVESTOR CLASS
  SHAREHOLDERS:
  From net investment income                      (17,007,778)            (1,279,496)            (3,824,951)

DISTRIBUTIONS TO RESERVE CLASS
  SHAREHOLDERS:
  From net investment income                                -                      -                      -
                                              ---------------        ---------------        ---------------
Change in net assets from shareholder
  distributions                                   (17,007,778)            (1,279,496)            (3,824,951)
                                              ---------------        ---------------        ---------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued -
   Investor Class                               1,038,080,425            113,617,107            673,973,928
  Proceeds from shares issued -
   Reserve Class                                            -                      -                      -
  Proceeds from shares issued in
   connection with merger                                   -                      -                      -
  Dividends reinvested - Investor Class            15,764,456              1,050,124              3,363,802
  Dividends reinvested - Reserve Class                      -                      -                      -
  Cost of shares redeemed - Investor
   Class                                       (1,187,673,086)           (96,975,241)          (808,084,710)
  Cost of shares redeemed - Reserve
   Class                                                    -                      -                      -
                                              ---------------        ---------------        ---------------
Change in net assets from capital
  transactions                                   (133,828,205)            17,691,990           (130,746,980)
                                              ---------------        ---------------        ---------------
Net increase (decrease) in net assets            (133,865,176)            17,688,144           (130,743,624)

NET ASSETS:
  Beginning of period                             947,008,772            929,320,628          1,060,064,252
                                              ---------------        ---------------        ---------------
  End of period                               $   813,143,596        $   947,008,772        $   929,320,628
                                              ===============        ===============        ===============

Undistributed (distributions in excess
  of) net investment income                   $           (36)       $        33,751        $        37,499
                                              ===============        ===============        ===============

SHARE TRANSACTIONS:
  Issued - Investor Class                       1,038,080,425            113,617,107            673,973,928
  Issued - Reserve Class                                    -                      -                      -
  Issued in connection with merger                          -                      -                      -
  Reinvested - Investor Class                      15,764,456              1,050,124              3,363,802
  Reinvested - Reserve Class                                -                      -                      -
  Redeemed - Investor Class                    (1,187,673,087)           (96,975,241)          (808,084,710)
  Redeemed - Reserve Class                                  -                      -                      -
                                              ---------------        ---------------        ---------------
Change in shares transactions                    (133,828,206)            17,691,990           (130,746,980)
                                              ===============        ===============        ===============

(a)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK TAX-FREE
MONEY MARKET FUND

                                                 FOR THE                FOR THE               FOR THE
                                                YEAR ENDED            PERIOD ENDED            YEAR ENDED
                                            SEPTEMBER 30, 2005   SEPTEMBER 30, 2004 (a)     JULY 31, 2004
                                            ------------------   ----------------------     -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                      $    13,116,569        $     1,094,519        $     3,909,598
  Net realized gains (losses) from
   investment transactions                                 -                      -                      -
                                             ---------------        ---------------        ---------------
Change in net assets resulting
   from operations                                13,116,569              1,094,519              3,909,598
                                             ---------------        ---------------        ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (13,156,292)            (1,103,137)            (3,909,598)
                                             ---------------        ---------------        ---------------
Change in net assets from shareholder
  distributions                                  (13,156,292)            (1,103,137)            (3,909,598)
                                             ---------------        ---------------        ---------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                    977,930,746            199,957,747          1,398,047,428
  Dividends reinvested                            12,402,614                876,189              3,528,079
  Cost of shares redeemed                     (1,097,008,583)          (238,831,476)        (1,344,919,577)
                                             ---------------        ---------------        ---------------
Change in net assets from capital
  transactions                                  (106,675,223)           (37,997,540)            56,655,930
                                             ---------------        ---------------        ---------------
Net increase (decrease) in net assets           (106,714,946)           (38,006,158)            56,655,930

NET ASSETS:
  Beginning of period                            964,755,253          1,002,761,411            946,105,481
                                             ---------------        ---------------        ---------------
  End of period                              $   858,040,307        $   964,755,253        $ 1,002,761,411
                                             ===============        ===============        ===============

Undistributed (distributions in excess
  of) net investment income                  $             1        $        39,724        $        48,342
                                             ===============        ===============        ===============

SHARE TRANSACTIONS:
  Issued                                         977,930,747            199,957,747          1,398,049,085
  Reinvested                                      12,402,614                876,189              3,528,079
  Redeemed                                    (1,097,008,585)          (238,831,476)        (1,344,919,577)
                                             ---------------        ---------------        ---------------
Change in shares transactions                   (106,675,224)           (37,997,540)            56,657,587
                                             ===============        ===============        ===============

(a)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK
INSTITUTIONAL PRIME
MONEY MARKET FUND

                                                      FOR THE                FOR THE               FOR THE
                                                    YEAR ENDED            PERIOD ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2005   SEPTEMBER 30, 2004 (a)     JULY 31, 2004
                                                ------------------   ----------------------     -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                          $    17,761,975        $     1,402,060        $     4,512,768
  Net realized losses from investment
   transactions                                          (20,299)                (4,159)                (1,789)
                                                 ---------------        ---------------        ---------------
Change in net assets resulting
   from operations                                    17,741,676              1,397,901              4,510,979
                                                 ---------------        ---------------        ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (17,788,685)            (1,405,342)            (4,512,768)
                                                 ---------------        ---------------        ---------------
Change in net assets from shareholder
  distributions                                      (17,788,685)            (1,405,342)            (4,512,768)
                                                 ---------------        ---------------        ---------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                      1,281,086,607            146,777,797            868,713,053
  Dividends reinvested                                16,376,260              1,196,618              3,987,676
  Cost of shares redeemed                         (1,150,158,554)          (160,607,490)          (719,575,693)
                                                 ---------------        ---------------        ---------------
Change in net assets from capital
  transactions                                       147,304,313            (12,633,075)           153,125,036
                                                 ---------------        ---------------        ---------------
Net increase (decrease) in net assets                147,257,304            (12,640,516)           153,123,247

NET ASSETS:
  Beginning of period                                643,071,086            655,711,602            502,588,355
                                                 ---------------        ---------------        ---------------
  End of period                                  $   790,328,390        $   643,071,086        $   655,711,602
                                                 ===============        ===============        ===============

Undistributed (distributions in excess of)
  net investment income                          $           (31)       $        26,679        $        29,961
                                                 ===============        ===============        ===============

SHARE TRANSACTIONS:
  Issued                                           1,281,086,607            146,777,797            868,713,043
  Reinvested                                          16,376,260              1,196,618              3,987,687
  Redeemed                                        (1,150,158,555)          (160,607,490)          (719,575,693)
                                                 ---------------        ---------------        ---------------
Change in shares transactions                        147,304,312            (12,633,075)           153,125,037
                                                 ===============        ===============        ===============

(a)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK
INSTITUTIONAL TAX-FREE
MONEY MARKET FUND

                                                 FOR THE                  FOR THE                FOR THE
                                               YEAR ENDED              PERIOD ENDED             YEAR ENDED
                                           SEPTEMBER 30, 2005     SEPTEMBER 30, 2004 (a)      JULY 31, 2004
                                           ------------------     ----------------------      -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                      $   6,518,324            $     646,093          $   2,225,346
  Net realized losses from investment
   transactions                                          -                  (83,694)                     -
                                             -------------            -------------          -------------
Change in net assets resulting
   from operations                               6,518,324                  562,399              2,225,346
                                             -------------            -------------          -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (6,434,646)                (646,629)            (2,225,346)
                                             -------------            -------------          -------------
Change in net assets from shareholder
  distributions                                 (6,434,646)                (646,629)            (2,225,346)
                                             -------------            -------------          -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                  633,907,963              174,646,590            611,043,409
  Dividends reinvested                           6,101,700                  530,053              1,985,412
  Cost of shares redeemed                     (668,769,224)            (143,092,536)          (502,289,773)
                                             -------------            -------------          -------------
Change in net assets from capital
  transactions                                 (28,759,561)              32,084,107            110,739,048
                                             -------------            -------------          -------------
Net increase (decrease) in net assets          (28,675,883)              31,999,877            110,739,048

NET ASSETS:
  Beginning of period                          386,753,176              354,753,299            244,014,251
                                             -------------            -------------          -------------
  End of period                              $ 358,077,293            $ 386,753,176          $ 354,753,299
                                             =============            =============          =============

Undistributed (distributions in excess
  of) net investment income                  $         (16)           $     (83,694)         $         536
                                             =============            =============          =============

SHARE TRANSACTIONS:
  Issued                                       633,907,963              174,646,590            611,043,409
  Reinvested                                     6,101,700                  530,053              1,985,412
  Redeemed                                    (668,769,224)            (143,092,536)          (502,289,773)
                                             -------------            -------------          -------------
Change in shares transactions                  (28,759,561)              32,084,107            110,739,048
                                             =============            =============          =============

(a)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Prime Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)



                                                   INVESTMENT ACTIVITIES            DISTRIBUTIONS
                                                 --------------------------   --------------------------
                                     NET ASSET                                                             NET ASSET
                                       VALUE,         NET        TOTAL FROM      NET                         VALUE,
                                     BEGINNING    INVESTMENT     INVESTMENT   INVESTMENT       TOTAL         END OF     TOTAL
                                     OF PERIOD   INCOME (LOSS)   ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD     RETURN
                                     ---------   -------------   ----------   ----------   -------------   ---------   --------
INVESTOR SHARE CLASS
Year Ended September 30, 2005         $ 1.00         0.02           0.02        (0.02)        (0.02)          $ 1.00     2.00%
Period Ended September 30, 2004 (e)     1.00           --(a)          --           --(a)         --             1.00     0.14%(c)
Year Ended July 31, 2004                1.00           --(a)          --           --(a)         --             1.00     0.42%
Year Ended July 31, 2003                1.00         0.01           0.01        (0.01)        (0.01)            1.00     0.80%
Year Ended July 31, 2002                1.00         0.02           0.02        (0.02)        (0.02)            1.00     1.70%
Year Ended July 31, 2001                1.00         0.05           0.05        (0.05)        (0.05)            1.00     5.10%

                                                                 RATIOS/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------------------
                                                                        RATIO OF NET                   RATIO OF NET
                                                          RATIO OF       INVESTMENT       RATIO OF      INVESTMENT
                                        NET ASSETS,     EXPENSES TO    INCOME (LOSS)    EXPENSES TO    INCOME (LOSS)
                                       END OF PERIOD      AVERAGE        TO AVERAGE       AVERAGE       TO AVERAGE
                                         (MILLIONS)     NET ASSETS       NET ASSETS     NET ASSETS*     NET ASSETS*
                                       -------------    -----------    -------------    -----------    -------------
INVESTOR SHARE CLASS
Year Ended September 30, 2005             $7,922          0.76%            1.97%           0.92%           1.81%
Period Ended September 30, 2004 (e)        7,885          0.71%(d)         0.83%(d)        0.93%(d)        0.61%(d)
Year Ended July 31, 2004                   7,860          0.71%            0.42%           0.90%           0.24%
Year Ended July 31, 2003                   8,111          0.71%            0.80%           0.90%           0.61%
Year Ended July 31, 2002                   8,524          0.69%            1.66%           0.73%           1.61%
Year Ended July 31, 2001                   5,282          0.62%            5.11%             (b)             (b)

* During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.

(a)  Less than $0.01 per share.
(b)  There were no waivers or reimbursements during the period.
(c)  Not Annualized.
(d)  Annualized.
(e)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack U.S. Government Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                   INVESTMENT ACTIVITIES            DISTRIBUTIONS
                                                 --------------------------   --------------------------
                                     NET ASSET                                                             NET ASSET
                                       VALUE,         NET        TOTAL FROM      NET                         VALUE,
                                     BEGINNING    INVESTMENT     INVESTMENT   INVESTMENT       TOTAL         END OF     TOTAL
                                     OF PERIOD   INCOME (LOSS)   ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD     RETURN
                                     ---------   -------------   ----------   ----------   -------------   ---------   --------
INVESTOR SHARE CLASS
Year Ended September 30, 2005         $ 1.00         0.02           0.02        (0.02)        (0.02)          $ 1.00     1.96%
Period Ended September 30, 2004 (e)     1.00           --(a)          --           --(a)         --             1.00     0.14%(c)
Year Ended July 31, 2004                1.00           --(a)          --           --(a)         --             1.00     0.38%
Year Ended July 31, 2003                1.00         0.01           0.01        (0.01)        (0.01)            1.00     0.70%
Year Ended July 31, 2002                1.00         0.02           0.02        (0.02)        (0.02)            1.00     1.60%
Year Ended July 31, 2001                1.00         0.05           0.05        (0.05)        (0.05)            1.00     4.90%



                                                                 RATIOS/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------------------
                                                                        RATIO OF NET                   RATIO OF NET
                                                          RATIO OF       INVESTMENT       RATIO OF      INVESTMENT
                                        NET ASSETS,     EXPENSES TO    INCOME (LOSS)    EXPENSES TO    INCOME (LOSS)
                                       END OF PERIOD      AVERAGE        TO AVERAGE       AVERAGE       TO AVERAGE
                                         (MILLIONS)     NET ASSETS       NET ASSETS     NET ASSETS*     NET ASSETS*
                                       -------------    -----------    -------------    -----------    -------------
INVESTOR SHARE CLASS
Year Ended September 30, 2005             $  813           0.74%           1.92%           0.77%           1.89%
Period Ended September 30, 2004 (e)          947           0.71%(d)        0.81%(d)        0.79%(d)        0.73%(d)
Year Ended July 31, 2004                     929           0.71%           0.38%           0.73%           0.36%
Year Ended July 31, 2003                   1,060           0.71%           0.70%           0.75%           0.66%
Year Ended July 31, 2002                   1,088           0.57%           1.60%           0.59%           1.58%
Year Ended July 31, 2001                     462           0.54%           4.88%             (b)             (b)

* During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.

(a)  Less than $0.01 per share.
(b)  There were no waivers or reimbursements during the period.
(c)  Not Annualized.
(d)  Annualized.
(e)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Tax-Free Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                   INVESTMENT ACTIVITIES            DISTRIBUTIONS
                                                 --------------------------   --------------------------
                                     NET ASSET                                                             NET ASSET
                                       VALUE,         NET        TOTAL FROM      NET                         VALUE,
                                     BEGINNING    INVESTMENT     INVESTMENT   INVESTMENT       TOTAL         END OF     TOTAL
                                     OF PERIOD   INCOME (LOSS)   ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD     RETURN
                                     ---------   -------------   ----------   ----------   -------------   ---------   --------
Year Ended September 30, 2005         $ 1.00         0.01           0.01        (0.01)        (0.01)          $ 1.00     1.44%
Period Ended September 30, 2004 (e)     1.00           --(a)          --           --(a)         --             1.00     0.11%(c)
Year Ended July 31, 2004                1.00           --(a)          --           --(a)         --             1.00     0.38%
Year Ended July 31, 2003                1.00         0.01           0.01        (0.01)        (0.01)            1.00     0.60%
Year Ended July 31, 2002                1.00         0.01           0.01        (0.01)        (0.01)            1.00     1.10%
Year Ended July 31, 2001                1.00         0.03           0.03        (0.03)        (0.03)            1.00     3.10%


                                                                 RATIOS/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------------------
                                                                        RATIO OF NET                   RATIO OF NET
                                                          RATIO OF       INVESTMENT       RATIO OF      INVESTMENT
                                        NET ASSETS,     EXPENSES TO    INCOME (LOSS)    EXPENSES TO    INCOME (LOSS)
                                       END OF PERIOD      AVERAGE        TO AVERAGE       AVERAGE       TO AVERAGE
                                         (MILLIONS)     NET ASSETS       NET ASSETS     NET ASSETS*     NET ASSETS*
                                       -------------    -----------    -------------    -----------    -------------
Year Ended September 30, 2005             $  858           0.66%           1.41%           0.83%           1.24%
Period Ended September 30, 2004 (e)          965           0.62%(d)        0.64%(d)        0.83%(d)        0.43%(d)
Year Ended July 31, 2004                   1,003           0.62%           0.38%           0.86%           0.14%
Year Ended July 31, 2003                     946           0.62%           0.62%           0.85%           0.39%
Year Ended July 31, 2002                     909           0.59%           1.08%           0.65%           1.03%
Year Ended July 31, 2001                     490           0.59%           3.07%             (b)             (b)

* During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.

(a)  Less than $0.01 per share.
(b)  There were no waivers or reimbursements during the period.
(c)  Not Annualized.
(d)  Annualized.
(e)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Prime Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                   INVESTMENT ACTIVITIES            DISTRIBUTIONS
                                                  -------------------------   --------------------------
                                     NET ASSET                                                             NET ASSET
                                       VALUE,         NET        TOTAL FROM      NET                         VALUE,
                                     BEGINNING    INVESTMENT     INVESTMENT   INVESTMENT       TOTAL         END OF     TOTAL
                                     OF PERIOD      INCOME       ACTIVITIES     INCOME     DISTRIBUTIONS     PERIOD     RETURN
                                     ---------    ----------     ----------   ----------   -------------   ---------   --------
Year Ended September 30, 2005         $ 1.00        0.02           0.02        (0.02)        (0.02)          $ 1.00     2.48%
Period Ended September 30, 2004 (d)     1.00          --(a)          --           --(a)         --             1.00     0.21%(b)
Year Ended July 31, 2004                1.00        0.01           0.01        (0.01)        (0.01)            1.00     0.85%
Year Ended July 31, 2003                1.00        0.01           0.01        (0.01)        (0.01)            1.00     1.20%
Year Ended July 31, 2002                1.00        0.02           0.02        (0.02)        (0.02)            1.00     2.20%
Year Ended July 31, 2001                1.00        0.06           0.06        (0.06)        (0.06)            1.00     5.50%



                                                     RATIOS/SUPPLEMENTAL DATA
                                           ---------------------------------------------
                                                                            RATIO OF NET
                                                              RATIO OF       INVESTMENT
                                            NET ASSETS,     EXPENSES TO        INCOME
                                           END OF PERIOD      AVERAGE        TO AVERAGE
                                             (MILLIONS)      NET ASSETS      NET ASSETS
                                           -------------    -----------     ------------
Year Ended September 30, 2005                  $790            0.28%           2.47%
Period Ended September 30, 2004 (d)             643            0.29%(c)        1.26%(c)
Year Ended July 31, 2004                        656            0.29%           0.85%
Year Ended July 31, 2003                        503            0.30%           1.20%
Year Ended July 31, 2002                        449            0.30%           2.17%
Year Ended July 31, 2001                        366            0.31%           5.52%

(a)  Less than $0.01 per share.
(b)  Not Annualized.
(c)  Annualized.
(d)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                  INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                                 -----------------------   --------------------------
                                     NET ASSET                                                           NET ASSET
                                       VALUE,        NET      TOTAL FROM       NET                         VALUE,
                                     BEGINNING   INVESTMENT   INVESTMENT   INVESTMENT       TOTAL          END OF      TOTAL
                                     OF PERIOD     INCOME     ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD      RETURN
                                     ---------   ----------   ----------   ----------   -------------    ---------   ----------
Year Ended September 30, 2005         $ 1.00        0.02         0.02        (0.02)        (0.02)          $ 1.00       1.78%
Period Ended September 30, 2004 (d)     1.00          --(a)        --           --(a)         --             1.00       0.16%(b)
Year Ended July 31, 2004                1.00        0.01         0.01        (0.01)        (0.01)            1.00       0.72%
Year Ended July 31, 2003                1.00        0.01         0.01        (0.01)        (0.01)            1.00       0.90%
Year Ended July 31, 2002                1.00        0.01         0.01        (0.01)        (0.01)            1.00       1.40%
Year Ended July 31, 2001                1.00        0.03         0.03        (0.03)        (0.03)            1.00       3.30%

                                                     RATIOS/SUPPLEMENTAL DATA
                                           -----------------------------------------------
                                                                             RATIO OF NET
                                                              RATIO OF        INVESTMENT
                                            NET ASSETS,     EXPENSES TO         INCOME
                                           END OF PERIOD      AVERAGE         TO AVERAGE
                                             (MILLIONS)      NET ASSETS       NET ASSETS
                                           -------------    -----------      ------------
Year Ended September 30, 2005                   $358           0.28%           1.79%
Period Ended September 30, 2004 (d)              387           0.30%(c)        0.98%(c)
Year Ended July 31, 2004                         355           0.32%           0.72%
Year Ended July 31, 2003                         244           0.33%           0.90%
Year Ended July 31, 2002                         193           0.36%           1.42%
Year Ended July 31, 2001                         172           0.39%           3.32%

(a)  Less than $0.01 per share.
(b)  Not Annualized.
(c)  Annualized.
(d)  For the period from August 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

September 30, 2005

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This annual report includes the following five investment portfolios ("Funds"):

- Tamarack Prime Money Market Fund ("Prime Money Market Fund")
- Tamarack U.S. Government Money Market Fund ("U.S. Government Money Market
  Fund")
- Tamarack Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
- Tamarack Institutional Prime Money Market Fund ("Institutional Prime Money Market Fund")
- Tamarack Institutional Tax-Free Money Market Fund ("Institutional Tax-Free Money Market Fund")

Voyageur Asset Management, Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Fund will use Board approved pricing and valuation procedures to determine a security's fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Funds do not invest in any unrated securities.

INVESTMENT TRANSACTIONS AND INCOME:

Investment transactions are accounted for on the date the security is bought or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

FINANCIAL INSTRUMENTS:

The Funds may engage in when-issued transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily beginning on trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date. As of September 30, 2005, the Funds held no when-issued securities.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates. As of September 30, 2005, the only repurchase agreements outstanding were investments from securities lending activity as discussed below.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:

Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense.

DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Funds' capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

SECURITIES LENDING:

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent ("Wells Fargo Bank") a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss arising out of the collateral investment loss of value and any resulting collateral deficiencies.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of September 30, 2005. The collateral received was invested into repurchase agreements.

                                                Value of           Value of
                                            Securities Loaned      Collateral
                                            -----------------    ------------
Prime Money Market Fund                        $35,354,779       $35,931,571
Institutional Prime Money Market Fund            9,987,926        10,140,938

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages the Funds' assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Funds to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts Voyageur is entitled to receive fees based on a percentage of the average daily net assets as follows:

                                              Average Daily Net
                                               Assets of Fund       Annual Rate
                                             ------------------     -----------
Prime Money Market Fund                      Up to $700 million        0.55%
                                             Next $500 million         0.50%
                                             Next $800 million         0.45%
                                             Over $2 billion           0.40%

U.S. Government Money Market Fund            Up to $100 million        0.50%
                                             Next $200 million         0.40%
                                             Over $300 million         0.35%

Tax-Free Money Market Fund                   All Net Assets            0.50%

Institutional Prime Money Market Fund        All Net Assets            0.25%

Institutional Tax-Free Money Market Fund     All Net Assets            0.25%

Effective March 7, 2005, Voyageur contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of Prime Money Market, U.S. Government Money Market and Tax-Free Money Market Funds to 0.80%, 0.78% and 0.70%, respectively. This expense limitation agreement is in place until March 8, 2006. Prior to March 7, 2005, Voyageur had contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Prime Money Market, U.S. Government Money Market and Tax-Free Money Market Funds to 0.71%, 0.71% and 0.62%, respectively. Voyageur may also voluntarily waive and/or reimburse operating

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

expenses of the Funds from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Funds, maintenance of their records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund a fee, payable monthly, at the annual rate of 0.25% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

--------------------------------------------------------------------------------

4. RESERVE SHARE CLASS

The Prime Money Market Fund had adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act with respect to its Reserve Share Class. Under the Plan of Distribution, the Reserve Class paid an annual fee of 0.25% of average daily net assets of any outstanding shares which is accrued daily and paid monthly. Effective October 31, 2003, the Prime Money Market Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares.

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective as of the taxable year ended September 30, 2004, each of the Funds changed its annual tax period to September 30th.

The tax character of distributions during the fiscal year ended September 30, 2005 was as follows:

                                  Distribution Paid From
                               -----------------------------
                                  Net               Net                                                  Total
                               Investment        Long Term       Total Taxable       Tax Exempt      Distributions
                                 Income        Capital Gains     Distributions     Distributions         Paid
                               ----------      -------------     -------------     -------------     -------------
Prime Money Market Fund      $148,197,743           $  -         $148,197,743       $         -      $148,197,743
U.S. Government Money
  Market Fund                  15,764,646              -           15,764,646                 -        15,764,646
Tax-Free Money Market
  Fund                                  -              -                    -        12,402,618        12,402,618
Institutional Prime Money
  Market Fund                  16,376,259              -           16,376,259                 -        16,376,259
Institutional Tax-Free
  Money Market Fund                     -              -                    -         6,101,728         6,101,728

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The tax character of distributions during the fiscal period ended September 30, 2004 was as follows:

                                 Distribution Paid From
                              ----------------------------
                                  Net             Net                                                  Total
                              Investment       Long Term       Total Taxable       Tax Exempt      Distributions
                                Income       Capital Gains     Distributions     Distributions         Paid
                              ----------     -------------     -------------     -------------     -------------
Prime Money Market Fund      $9,281,239           $  -          $9,281,239          $      -        $9,281,239
U.S. Government Money
  Market Fund                 1,050,126              -           1,050,126                 -         1,050,126
Tax-Free Money Market
  Fund                                -              -                   -           876,150           876,150
Institutional Prime Money
  Market Fund                 1,196,625              -           1,196,625                 -         1,196,625
Institutional Tax-Free
  Money Market Fund                   -              -                   -           530,055           530,055

The Tax-Free Money Market and Institutional Tax-Free Money Market Funds hereby designate 100% of the amounts listed above as "Tax Exempt Distributions" as exempt-interest dividends for federal income tax purposes. (Unaudited)

The tax character of distributions during the fiscal year ended July 31, 2004 was as follows:

                                  Distribution Paid From
                             --------------------------------
                                   Net              Net                                                  Total
                               Investment        Long Term       Total Taxable       Tax Exempt      Distributions
                                 Income        Capital Gains     Distributions     Distributions         Paid
                               ----------      -------------     -------------     -------------     -------------
Prime Money Market Fund       $30,156,984           $  -          $30,156,984        $        -       $30,156,984
U.S. Government Money
  Market Fund                   3,363,786              -            3,363,786                 -         3,363,786
Tax-Free Money Market
  Fund                                  -              -                    -         3,528,064         3,528,064
Institutional Prime Money
  Market Fund                   3,987,661              -            3,987,661                 -         3,987,661
Institutional Tax-Free
  Money Market Fund                     -              -                    -         1,985,411         1,985,411

As of September 30, 2005 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                               Undist.                                      Accum.
                   Undist.                      Long-                                      Capital                        Total
                    Tax          Taxable        Term                                         and         Unrealized       Accum.
                   Exempt        Ordinary      Capital      Accum.       Distribution       Other      Appreciation/    Earnings/
                   Income         Income        Gains      Earnings        Payable          Losses      Depreciation    (Deficit)
                   ------        --------      -------     --------      ------------      -------     -------------    ---------
Prime Money
 Market Fund     $        -     $18,600,575      $  -    $18,600,575    $(18,600,575)     $(43,393)         $  -        $(43,393)
U.S. Government
 Money Market
 Fund                     -       1,933,631         -      1,933,631      (1,933,667)       (3,281)            -          (3,317)
Tax-Free Money
 Market Fund      1,362,196               -         -      1,362,196      (1,362,195)       (1,657)            -          (1,656)
Institutional
 Prime Money
 Market Fund              -       2,146,219         -      2,146,219      (2,146,250)      (47,791)            -         (47,822)
Institutional
 Tax-Free Money
 Market Fund        689,411               -         -        689,411        (689,427)         (536)            -            (552)

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2005, the following Funds had net capital loss carryforwards to offset future net capital gains or net investment income, if any:

                                              Capital Loss
                                              Carryforward      Expires
                                              ------------      -------
Prime Money Market Fund                           $ 3,069        2012
U.S. Government Money Market Fund                      97        2012
                                                    1,086        2013
Tax-Free Money Market Fund                          1,657        2010
Institutional Prime Money Market Fund              21,544        2009
                                                      279        2011
                                                    5,669        2012
                                                    1,579        2013
Institutional Tax-Free Money Market Fund              536        2009

As of September 30, 2005, the following Funds had deferred post-October losses to offset future net capital gains or net investment income, if any:

                                               Deferred
                                             Post-October
                                                Losses
                                             ------------
Prime Money Market Fund                        $40,324
U.S. Government Money Market Fund                2,098
Institutional Prime Money Market Fund           18,720



















22

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMERCIAL PAPER (54.76%)
AGRICULTURE (0.92%)
  73,400,000     Cargill, Inc., 3.69%,                          $   73,121,631
                 11/7/05                                        --------------

ASSET BACKED (20.96%)
  73,000,000     Amsterdam Funding                                  72,825,287
                 Corp., 3.59%,
                 10/25/05
 100,000,000     Amsterdam Funding                                  99,694,167
                 Corp., 3.67%,
                 10/31/05
  50,583,000     Barton Capital Corp.,                              50,563,835
                 3.41%, 10/5/05
  14,000,000     Barton Capital Corp.,                              13,991,903
                 3.47%, 10/7/05
  43,972,000     Edison Asset                                       43,950,808
                 Securitization, 3.47%,
                 10/6/05
  38,000,000     Edison Asset                                       37,963,267
                 Securitization, 3.48%,
                 10/11/05
  66,498,000     Edison Asset                                       66,198,094
                 Securitization, 3.69%,
                 11/14/05
  80,000,000     Fairway Finance Co.                                79,999,792
                 LLC, 3.75%,
                 10/20/05, (b)
  46,687,000     Fairway Finance Co.                                46,309,510
                 LLC, 3.83%, 12/16/05
  93,214,000     Falcon Asset                                       93,122,615
                 Securitization, 3.48%,
                 10/11/05
  53,000,000     Falcon Asset                                       52,710,929
                 Securitization, 3.85%,
                 11/21/05
  80,000,000     Kitty Hawk Funding                                 79,867,400
                 Corp., 3.51%,
                 10/18/05
  47,187,000     Kitty Hawk Funding                                 46,990,388
                 Corp., 3.75%,
                 11/10/05
 100,000,000     Liberty Street Funding,                            99,949,583
                 3.63%, 10/6/05
  40,000,000     Nieuw Amsterdam                                    39,934,756
                 Receivables Corp.,
                 3.67%, 10/17/05
  75,000,000     Nieuw Amsterdam                                    74,851,667
                 Receivables Corp.,
                 3.56%, 10/21/05
  30,287,000     Nieuw Amsterdam                                    30,182,880
                 Receivables Corp.,
                 3.64%, 11/4/05
  72,000,000     Park Avenue Industries,                            71,956,440
                 Inc., 3.63%, 10/7/05


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
  85,000,000     Park Avenue Industries,                        $   84,787,500
                 Inc., 3.75%, 10/25/05
 100,863,000     Preferred Receivables                             100,741,965
                 Funding Corp., 3.60%,
                 10/13/05
  80,776,000     Ranger Funding Co.                                 80,170,180
                 LLC, 3.75%, 12/12/05
  20,241,000     Triple A One Funding,                              20,234,995
                 3.56%, 10/4/05
  28,334,000     Triple A One Funding,                              28,158,762
                 3.65%, 12/1/05
 100,000,000     Variable Funding                                   99,536,778
                 Corp., 3.79%,
                 11/14/05
  50,000,000     Windmill Funding                                   49,878,333
                 Corp., 3.65%,
                 10/25/05
  65,000,000     Windmill Funding                                   64,835,694
                 Corp., 3.64%,
                 10/26/05
  30,000,000     Yorktown Capital                                   29,966,908
                 Corp., 3.61%,                                  --------------
                 10/12/05

                                                                 1,659,374,436
                                                                --------------

BANKS -- AUSTRALIAN/NEW ZEALAND (3.38%)
  50,000,000     Westpac Capital Corp.,                             49,951,944
                 3.46%, 10/11/05
 100,000,000     Westpac Capital Corp.,                             99,285,084
                 3.73%, 12/9/05
  50,000,000     Westpac Trust New                                  49,990,528
                 Zealand, 3.41%,
                 10/3/05
  69,000,000     Westpac Trust New                                  68,412,733
                 Zealand, 3.83%,                                --------------
                 12/20/05

                                                                   267,640,289
                                                                --------------

BANKS -- CANADA (2.70%)
  60,000,000     Bank of Montreal,                                  59,671,533
                 3.79%, 11/22/05
  65,000,000     Scotiabank, Inc.,                                  64,734,222
                 3.68%, 11/10/05
  90,000,000     Toronto Dominion                                   89,516,138
                 Bank, 3.80%,                                   --------------
                 11/21/05

                                                                   213,921,893
                                                                --------------
BANKS -- FOREIGN (8.31%)
  50,000,000     BNP Paribas, 3.40%,                                49,990,556
                 10/3/05
  65,000,000     BNP Paribas, 3.47%,                                64,931,181
                 10/12/05
  50,000,000     Calyon NA, Inc.,                                   49,922,222
                 3.50%, 10/17/05

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
 100,000,000     Calyon NA, Inc.,                               $   99,834,485
                 3.51%, 10/18/05
  65,000,000     Northern Rock PLC,                                 64,917,613
                 3.51%, 10/14/05
  50,000,000     Northern Rock PLC,                                 49,922,000
                 3.51%, 10/17/05
  50,000,000     Northern Rock PLC,                                 49,813,458
                 3.63%, 11/7/05
  95,500,000     Svenska                                            95,471,828
                 Handelsbanken,
                 3.54%, 10/4/05
  50,000,000     Swedbank, Inc.,                                    49,905,000
                 3.60%, 10/20/05
  84,000,000     Swedbank, Inc.,                                    83,208,440
                 3.86%, 12/28/05                                --------------

                                                                   657,916,783
                                                                --------------

FINANCE -- AUTOMOTIVE (2.15%)
  50,000,000     Toyota Motor Credit                                49,980,944
                 Corp., 3.43%, 10/5/05
  80,000,000     Toyota Motor Credit                                79,726,467
                 Corp., 3.73%, 11/3/05
  41,000,000     Toyota Motor Credit                                40,837,435
                 Corp., 3.66%, 11/9/05                          --------------

                                                                   170,544,846
                                                                --------------

FINANCE -- DIVERSIFIED DOMESTIC (2.73%)
  20,000,000     Bank of America                                    19,937,483
                 Corp., 3.63%, 11/1/05
  65,000,000     General Electric Capital                           64,968,854
                 Corp., 3.45%, 10/6/05
  75,000,000     HSBC Finance Corp.,                                74,868,000
                 3.52%, 10/19/05
  17,000,000     HSBC Finance Corp.,                                16,917,456
                 3.80%, 11/16/05
  40,000,000     Marsh & Ilsley Corp.,                              39,859,089
                 3.73%, 11/4/05                                 --------------

                                                                   216,550,882
                                                                --------------

FINANCE -- DIVERSIFIED FOREIGN (7.90%)
  80,000,000     ABN-AMRO, 3.57%,                                   79,785,800
                 10/28/05
  50,000,000     ABN-AMRO, 3.72%,                                   49,700,333
                 11/28/05
 100,000,000     Dexia Delaware LLC,                                99,819,749
                 3.61%, 10/19/05
 100,000,000     HBOS Treasury                                      99,385,417
                 Services, 3.75%,
                 11/29/05
  60,000,000     ING Funding LLC,                                   59,844,000
                 3.60%, 10/27/05
  65,000,000     ING Funding LLC,                                   64,690,203
                 3.73%, 11/16/05
  43,000,000     Nationwide Building                                42,944,100
                 Society, 3.60%,
                 10/14/05

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
  35,541,000     Nationwide Building                            $   35,285,677
                 Society, 3.86%,
                 12/7/05
  75,000,000     Rabobank USA                                       74,816,667
                 Financial Corp.,
                 3.52%, 10/26/05
  20,000,000     UBS Finance, 3.80%,                                19,915,556
                 11/10/05                                       --------------

                                                                   626,187,502
                                                                --------------

FOOD & BEVERAGE (0.81%)
  65,000,000     WM Wrigley Jr. Co.,                                64,475,486
                 3.50%, 12/23/05                                --------------

INFORMATION TECHNOLOGY (0.13%)
  10,000,000     IBM Capital Corp.,                                  9,996,144
                 3.47%, 10/5/05                                 --------------

INSURANCE (1.01%)
  80,000,000     Prudential Funding                                 79,742,356
                 Corp., 3.74%, 11/1/05                          --------------

MANUFACTURING (0.15%)
  12,000,000     PACCAR Financial                                   11,994,283
                 Corp., 3.43%, 10/6/05                          --------------

OIL SERVICES (1.31%)
  70,000,000     Chevron/Texaco                                     69,761,300
                 Funding Corp., 3.72%,
                 11/3/05
  34,500,000     Total Capital Corp.,                               34,304,960
                 3.84%, 11/23/05                                --------------

                                                                   104,066,260
                                                                --------------

PHARMACEUTICALS (2.30%)
  56,665,000     Sanofi-Aventis, 3.63%,                             56,602,149
                 10/12/05
 100,000,000     Sanofi-Aventis, 3.72%,                             99,597,000
                 11/9/05                                        --------------
  26,000,000     Sanofi-Aventis, 3.78%,                             25,874,420
                 11/16/05                                       --------------

                                                                   182,073,569
                                                                --------------

TOTAL COMMERCIAL PAPER                                           4,337,606,360
(Cost $4,337,606,360)                                           --------------

CERTIFICATES OF DEPOSIT (24.56%)
BANKS -- CANADA (0.95%)
  50,000,000     Canadian Imperial                                  50,000,000
                 Bank, 3.77%,
                 11/23/05
  25,000,000     Canadian Imperial                                  24,996,290
                 Bank, 3.46%,                                   --------------
                 4/4/06, (b)
                                                                    74,996,290
                                                                --------------

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
BANKS - DOMESTIC - 17.26%
 100,000,000     Amsouth Bank, NA,                              $  100,005,176
                 3.72%, 10/28/05, (b)
  50,000,000     Amsouth Bank, NA,                                  50,000,000
                 3.77%, 12/22/05
  50,000,000     Bank of New York,                                  50,000,000
                 3.70%, 10/10/06, (b) (d)
  65,000,000     Branch Banking &                                   64,990,807
                 Trust, 3.69%,
                 3/15/06, (b)
  60,000,000     Citibank, NA,                                      60,000,000
                 3.61%, 10/28/05
  75,000,000     Fifth Third Bank,                                  74,994,740
                 3.72%, 12/9/05, (b)
 100,000,000     First Tennessee Bank,                             100,000,000
                 3.46%, 10/7/05
 100,000,000     First Tennessee Bank,                             100,000,000
                 3.75%, 11/15/05
  59,000,000     Marshall & Ilsley,                                 59,270,834
                 5.21%, 12/15/05
  50,000,000     Marshall & Ilsley,                                 50,000,000
                 3.97%, 12/29/05
  50,000,000     Marshall & Ilsley,                                 49,980,417
                 3.90%, 9/25/06, (b)
  50,000,000     Mercantile Safe                                    50,000,000
                 Deposit and Trust Co.,
                 3.69%, 7/12/06, (b)
  65,000,000     National City Bank,                                65,029,650
                 3.69%, 9/1/06, (b)
 100,000,000     National City Bank,                               100,025,433
                 3.86%, 9/1/06, (b)
  63,000,000     Regions Bank,                                      63,000,000
                 3.66%, 10/27/05
  85,000,000     Suntrust Bank,                                     85,000,190
                 3.53%, 10/3/05, (b)
  30,000,000     US Bank, NA,                                       29,995,198
                 3.95%, 12/29/05, (b)
 100,000,000     Washington Mutual                                 100,000,000
                 Bank, 3.66%,
                 10/24/05
  25,000,000     Wells Fargo Bank,                                  25,023,316
                 3.92%, 6/12/06, (b)
  50,000,000     Wells Fargo Bank,                                  50,000,000
                 3.76%, 9/15/06, (b) (d)
  40,000,000     World Savings Bank,                                40,000,000
                 3.50%, 10/12/05                                --------------

                                                                 1,367,315,761
                                                                --------------

BANKS - FOREIGN - 5.59%
  80,000,000     Abbey National                                     79,564,356
                 Treasury, 3.77%,
                 11/22/05
  43,500,000     Barclays Bank PLC,                                 43,500,000
                 3.70%, 11/8/05
  80,000,000     Barclays Bank PLC,                                 79,990,262
                 3.73%, 4/18/06, (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
  50,000,000     BNP Paribas,                                   $   50,000,000
                 3.46%, 10/5/05
  40,000,000     Deutsche Bank,                                     40,000,000
                 3.75%, 11/21/05
  75,000,000     Lloyds TSB Bank PLC,                               75,000,000
                 3.57%, 10/24/05
  75,000,000     Svenska                                            75,000,413
                 Handelsbanken,                                 --------------
                 3.54%, 10/21/05

                                                                   443,055,031
                                                                --------------

FINANCE - DIVERSIFIED DOMESTIC - 0.76%
  60,000,000     HSBC Finance Corp.,                                60,000,000
                 3.72%, 11/10/05                                --------------

TOTAL CERTIFICATES OF DEPOSIT                                    1,945,367,082
(Cost $1,945,367,082)                                           --------------

CORPORATE BONDS - 19.35%

BANKS - AUSTRALIAN/NEW ZEALAND - 0.32%
  25,000,000     Australia and New                                  25,000,000
                 Zealand Banking                                --------------
                 Group, 3.81%,
                 6/23/06, (b) (d)

BANKS - DOMESTIC - 0.34%
  26,837,000     Bank One Corp.,                                    27,085,595
                 6.50%, 2/1/06                                  --------------

BANKS - FOREIGN - 2.43%
  67,800,000     Credit Suisse First                                67,806,465
                 Boston, 3.80%,
                 12/8/05, (b)
  24,500,000     Royal Bank of                                      24,495,458
                 Scotland, 3.60%,
                 4/5/06, (b)
 100,000,000     Royal Bank of                                     100,000,000
                 Scotland, 3.78%,                               --------------
                 5/16/06, (b)

                                                                   192,301,923
                                                                --------------

FINANCE - AUTOMOTIVE - 2.37%
  28,000,000     American Honda                                     28,000,440
                 Finance Corp.,
                 3.62%, 10/7/05, (b)
  25,000,000     American Honda                                     25,002,357
                 Finance Corp.,
                 3.88%, 11/21/05, (b)
  50,000,000     American Honda                                     50,018,392
                 Finance Corp.,
                 3.65%, 1/9/06, (b)
  20,000,000     American Honda                                     19,894,799
                 Finance Corp.,
                 2.88%, 4/3/06

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
  40,000,000     American Honda                                 $   40,000,000
                 Finance Corp.,
                 3.40%, 6/22/06, (b)
  25,000,000     American Honda                                     25,000,000
                 Finance Corp.,                                 --------------
                 3.71%, 8/8/06, (b)

                                                                   187,915,988
                                                                --------------

FINANCE - DIVERSIFIED DOMESTIC - 6.06%
  20,000,000     American Express                                   20,003,410
                 Credit Corp.,
                 3.83%, 12/19/05, (b)
   5,000,000     Bank of America                                     5,065,473
                 Corp., 6.95%, 3/20/06
  40,000,000     Goldman Sachs Group,                               40,036,285
                 4.02%, 2/21/06, (b)
  40,425,000     Goldman Sachs Group,                               40,470,763
                 3.80%, 4/20/06, (b)
 100,000,000     Goldman Sachs Group,                              100,049,625
                 3.73%, 8/1/06, (b)
  12,500,000     Merrill Lynch & Co.,                               12,500,729
                 3.79%, 11/4/05, (b)
  27,000,000     Merrill Lynch & Co.,                               27,033,675
                 4.02%, 1/13/06, (b)
  30,500,000     Merrill Lynch & Co.,                               30,544,987
                 4.09%, 3/7/06, (b)
 100,000,000     Merrill Lynch & Co.,                              100,057,573
                 3.90%, 5/25/06, (b)
  43,985,000     Morgan Stanley,                                    44,044,039
                 4.25%, 3/27/06, (b)
  60,212,000     Morgan Stanley,                                    60,782,507
                 6.10%, 4/15/06                                 --------------

                                                                   480,589,066
                                                                --------------

FINANCE - DIVERSIFIED FOREIGN - 1.26%
 100,000,000     HBOS Treasury                                     100,039,797
                 Services, 3.84%,                               --------------
                 8/28/06, (b)

HOUSEHOLD PRODUCTS - 0.95%
  75,000,000     Procter & Gamble Co.,                              74,998,052
                 3.79%, 10/10/06, (b)                           --------------

INFORMATION TECHNOLOGY - 1.01%
  80,000,000     IBM Corp., 3.67%,                                  80,000,000
                 10/6/06, (b)                                   --------------

INSURANCE - 2.53%
   5,000,000     John Hancock Global                                 5,006,977
                 Funding II, 3.94%,
                 8/14/06, (b)
  10,000,000     Met Life Global                                    10,014,557
                 Funding I, 4.01%,
                 8/28/06, (b) (d)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
 110,000,000     Monument Global                                $  110,028,271
                 Funding II, 3.86%,
                 9/14/06, (b) (d)
  75,000,000     Principal Life, Inc.                               74,990,811
                 Funding, 3.55%,                                --------------
                 7/14/06, (b)

                                                                   200,040,616
                                                                --------------

MANUFACTURING - 1.45%
  75,000,000     BMW US Capital LLC,                                75,169,354
                 4.15%, 6/7/06
  40,000,000     PACCAR Financial                                   39,999,771
                 Corp., 3.56%,                                  --------------
                 10/20/05, (b)

                                                                   115,169,125
                                                                --------------

PHARMACEUTICALS - 0.63%
  50,000,000     Eli Lilly Services, Inc.,                          50,000,000
                 3.66%, 9/1/06, (b) (d)                         --------------

TOTAL CORPORATE BONDS                                            1,533,140,162
(Cost $1,533,140,162)                                           --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.94%
FEDERAL HOME LOAN BANK - 0.94%
  40,000,000     1.70%, 12/30/05                                    39,858,329
  35,000,000     3.71%, 6/12/06, (b) (c)                            34,990,311
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY                                        74,848,640
OBLIGATIONS                                                     --------------
(Cost $74,848,640)

MUNICIPAL BONDS - 0.29%
VIRGINIA - 0.29%
  22,700,000     Arlington County                                   22,700,000
                 Industrial Development                         --------------
                 Revenue, 3.85%,
                 8/1/31, (LOC Bank of
                 America) (b)

TOTAL MUNICIPAL BONDS                                               22,700,000
(Cost $22,700,000)                                              --------------

INVESTMENT COMPANIES - 0.01%
     578,415     Wells Fargo Prime                                     578,415
                 Investment Money                               --------------
                 Market Fund, Investor
                 Class

TOTAL INVESTMENT COMPANIES                                             578,415
(Cost $578,415)                                                 --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 0.45%
  35,931,571     Morgan Stanley                                 $   35,931,571
                 Money Market                                   --------------
                 Repurchase
                 Agreement,
                 3.99%, 10/3/05

TOTAL INVESTMENT OF CASH                                            35,931,571
COLLATERAL FOR SECURITIES ON LOAN                               --------------
(Cost $35,931,571)

TOTAL INVESTMENTS                                                7,950,172,230
(COST $7,950,172,230) (a) -
100.36%

LIABILITIES IN EXCESS OF OTHER                                     (28,472,496)
ASSETS - (0.36)%                                                --------------

NET ASSETS - 100.00%                                            $7,921,699,734
                                                                ==============

(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of September 30, 2005.
(d) Rule 144A, Section 4(2) or other security, which is restricted as to resale to qualified purchasers.

Abbreviations used are defined below:
LOC - Letter of Credit

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack U.S. Government Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 90.47%
FEDERAL FARM CREDIT BANK - 0.04%
     300,000     2.20%, 12/1/05                                 $      299,452
                                                                --------------
FEDERAL HOME LOAN BANK - 38.71%
  12,293,000     3.47%, 10/7/05                                     12,285,891
  31,000,000     3.52%, 10/14/05                                    30,960,596
  23,000,000     3.65%, 10/21/05                                    22,953,361
  13,000,000     3.51%, 10/26/05                                    12,968,358
  11,000,000     3.58%, 11/4/05                                     10,962,808
  20,000,000     3.58%, 11/9/05                                     19,922,433
  14,645,000     2.13%, 11/15/05                                    14,616,218
  26,000,000     3.63%, 11/16/05                                    25,879,403
  24,500,000     3.65%, 11/18/05                                    24,380,767
  14,000,000     3.67%, 11/23/05                                    13,924,357
  34,000,000     3.67%, 11/25/05                                    33,809,363
  32,000,000     3.75%, 12/23/05                                    31,723,333
   1,500,000     3.30%, 2/28/06                                      1,496,126
  14,000,000     2.25%, 3/28/06                                     13,902,569
  35,000,000     3.71%, 6/12/06, (b)                                34,990,310
  10,000,000     3.25%, 7/21/06                                      9,957,368
                                                                --------------
                                                                   314,733,261
                                                                --------------

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 26.32%
  23,000,000     3.49%, 10/4/05                                     22,993,311
  25,000,000     3.42%, 10/11/05                                    24,976,250
  25,000,000     3.45%, 10/18/05                                    24,959,271
  30,000,000     3.67%, 10/25/05                                    29,926,600
  12,000,000     2.29%, 10/28/05                                    11,987,040
  10,000,000     3.65%, 11/3/05                                      9,966,542
  38,788,000     3.70%, 11/7/05, (b)                                38,788,065
   5,200,000     2.13%, 11/15/05                                     5,189,755
  13,535,000     3.61%, 11/21/05                                    13,465,780
  20,000,000     3.66%, 11/22/05                                    19,894,267
  12,000,000     3.67%, 12/12/05                                    11,911,920
                                                                --------------
                                                                   214,058,801
                                                                --------------

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 25.40%
  25,000,000     3.39%, 10/3/05, (b)                                24,999,919
  35,750,000     3.37%, 10/5/05                                     35,736,527
  37,000,000     3.43%, 10/12/05                                    36,960,367
  26,766,000     3.55%, 10/19/05                                    26,718,758
  10,000,000     2.00%, 10/21/05                                     9,990,399
  33,000,000     3.51%, 10/24/05                                    32,924,381
   5,800,000     3.59%, 11/9/05                                      5,777,443
  29,583,000     5.50%, 2/15/06                                     29,790,691
   3,620,000     3.72%, 5/22/06, (b)                                 3,618,740
                                                                --------------
                                                                   206,517,225
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY                                       735,608,739
OBLIGATIONS                                                     --------------
(Cost $735,608,739)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMERCIAL PAPER - 10.59%
GOVERNMENT - DOMESTIC - 10.59%
  33,500,000     Private Export Funding,                        $   33,376,236
                 3.50%, 11/8/05
  45,000,000     Private Export Funding,                            44,799,250
                 3.65%, 11/14/05
   8,000,000     Private Export Funding,                             7,945,440
                 3.72%, 12/6/05                                 --------------

TOTAL COMMERCIAL PAPER                                              86,120,926
(Cost $86,120,926)                                              --------------

INVESTMENT COMPANIES - 0.08%
     643,282     Wells Fargo                                           643,282
                 Government                                     --------------
                 Institutional Money
                 Market Fund

TOTAL INVESTMENT COMPANIES                                             643,282
(Cost $643,282)                                                 --------------

TOTAL INVESTMENTS                                                  822,372,947
(COST $822,372,947) (a) - 101.14%

LIABILITIES IN EXCESS OF OTHER                                      (9,229,351)
ASSETS - (1.14)%                                                --------------

NET ASSETS - 100.00%                                            $  813,143,596
                                                                ==============

(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2005. The maturity date represents the actual maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.


28

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================================================================================

Tamarack Tax-Free Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
MUNICIPAL BONDS - 90.64%
ALABAMA - 3.30%
   2,400,000     City of Birmingham,                            $    2,400,000
                 2.76%, 10/1/15,
                 (AMBAC Insured) (b)
   5,200,000     Mobile Industrial                                   5,200,000
                 Development Board
                 Dock & Wharf Revenue,
                 2.73%, 6/1/32, (LOC
                 Bayerische
                 Landesbank) (b)
   3,265,000     Mobile Industrial                                   3,265,000
                 Development Board
                 Dock & Wharf Revenue,
                 2.75%, 6/1/32, (LOC
                 Wachovia Bank) (b)
   6,500,000     Montgomery Industrial                               6,500,000
                 Development Board
                 Pollution Control &
                 Solid Waste (General
                 Electric Co. Project),
                 2.82%, 5/1/21, (Obligor
                 General Electric Co.) (b)
   2,690,000     University of Alabama                               2,690,000
                 Revenue,
                 2.66%, 9/1/31,
                 (AMBAC Insured) (b)
   8,255,000     University of                                       8,255,000
                 Alabama Revenue,                               --------------
                 2.66%, 9/1/31,
                 (AMBAC Insured) (b)

                                                                    28,310,000
                                                                --------------

ARIZONA - 2.25%
  11,600,000     Apache County IDR,                                 11,600,000
                 2.75%, 12/15/18, (LOC
                 Credit Suisse First
                 Boston) (b)
   1,110,000     Glendale IDR,                                       1,110,000
                 2.76%, 12/1/14, (LOC
                 Wells Fargo Bank) (b)
   3,000,000     Phoenix IDA,                                        3,000,000
                 2.78%, 10/1/29,
                 (FHLMC Insured) (b)
   3,600,000     Phoenix IDA,                                        3,600,000
                 2.80%, 1/1/31, (LOC                            --------------
                 Wells Fargo) (b)

                                                                    19,310,000
                                                                --------------


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
CALIFORNIA - 1.19%
   2,100,000     East Bay Municipal                             $    2,100,000
                 Water Systems Revenue,
                 2.67%, 6/1/25, (FSA
                 Insured) (b)
   3,300,000     San Francisco City &                                3,300,000
                 County Redevelopment
                 Agency Revenue
                 (Community Facilities
                 District Number 4),
                 2.69%, 8/1/32, (LOC
                 Bank of America) (b)
   3,150,000     San Jose                                            3,150,000
                 Redevelopment Agency
                 Revenue (Merged Area
                 Redevelopment Project),
                 2.67%, 7/1/26, (LOC
                 Morgan Guaranty
                 Trust) (b)
   1,700,000     Statewide IDA,                                      1,700,000
                 2.67%, 8/15/32,                                --------------
                 (AMBAC Insured) (b)

                                                                    10,250,000
                                                                --------------

COLORADO - 5.8 2%
   3,400,000     Adams County IDR,                                   3,400,000
                 2.75%, 11/1/08, (LOC
                 Citigroup) (b)
   1,000,000     Aurora Centretech                                   1,000,000
                 Metropolitan District,
                 2.30%, 12/1/28, (LOC
                 BNP Paribas) (b)
   1,305,000     Boulder County                                      1,305,000
                 Revenue (Mental
                 Health Center),
                 2.76%, 2/15/25, (LOC
                 Wells Fargo Bank) (b)
   1,360,000     Colorado Springs                                    1,360,000
                 Revenue (Pikes Peak
                 Mental Health),
                 2.76%, 3/15/23, (LOC
                 Wells Fargo Bank) (b)
   1,940,000     Crystal Valley                                      1,940,000
                 Metropolitan District,
                 2.76%, 10/1/34, (LOC
                 Wells Fargo Bank) (b)
   3,900,000     Douglas County MFHR                                 3,900,000
                 (Autumn Chase),
                 2.75%, 12/1/29, (LOC
                 Freddie Mac) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   2,920,000     Interstate South                               $    2,920,000
                 Metropolitan District,
                 1.95%, 11/1/13, (LOC
                 BNP Paribas) (b)
     920,000     Jefferson County                                      920,000
                 Revenue, 2.76%,
                 6/1/10, (LOC Wells
                 Fargo Bank) (b)
   2,050,000     Moffat County PCR,                                  2,050,000
                 2.82%, 5/1/13,
                 (AMBAC Insured) (b)
   2,310,000     NBC Metropolitan                                    2,310,000
                 District, 2.85%,
                 12/1/30, (LOC U.S.
                 Bank) (b)
   7,400,000     Pinery West                                         7,400,000
                 Metropolitan District,
                 1.95%, 11/1/32, (LOC
                 U.S. Bank) (b)
     300,000     State Educational &                                   300,000
                 Cultural Facilities
                 Authority (Regis Jesuit
                 High School), 2.76%,
                 12/1/33, (LOC Wells
                 Fargo Bank) (b)
   3,725,000     State Educational &                                 3,725,000
                 Cultural Facilities
                 Authority (Denver Art
                 Museum Project),
                 2.76%, 1/1/34, (LOC
                 Wells Fargo Bank) (b)
   1,495,000     State Educational &                                 1,495,000
                 Cultural Facilities
                 Authority (Rocky
                 Mountain Shambhala
                 Center), 2.76%, 1/1/21,
                 (LOC Wells Fargo
                 Bank) (b)
   1,250,000     State Health Facilities                             1,250,000
                 Authority Revenue
                 (Arapahoe House
                 Project), 2.82%, 4/1/24,
                 (LOC Wells Fargo) (b)
   8,235,000     State Health Facilities                             8,235,000
                 Authority Revenue
                 (Exempla), 2.68%,
                 1/1/33, (LOC U.S.
                 Bank) (b)
   3,497,000     State Health Facilities                             3,497,000
                 Authority Revenue
                 (North Colorado
                 Medical Center),
                 2.68%, 5/15/20, (MBIA
                 Insured) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
     630,000     State Health Facilities                        $      630,000
                 Authority Revenue (The
                 Visiting Nurse Corp.),
                 2.87%, 7/1/22, (LOC
                 Wells Fargo Bank) (b)
   2,290,000     Willow Trace                                        2,290,000
                 Metropolitan District,                         --------------
                 2.30%, 12/1/31, (LOC
                 U.S. Bank) (b)

                                                                    49,927,000
                                                                --------------

DISTRICT OF  COLUMBIA - 0.98%
   4,040,000     District Revenue Pooled                             4,040,000
                 Loan, 2.75%, 1/1/29,
                 (LOC Bank of
                 America) (b)
   4,400,000     Series D GO,                                        4,400,000
                 2.79%, 6/1/31, (MBIA                           --------------
                 Insured) (b)

                                                                     8,440,000
                                                                --------------

FLORIDA - 3. 15%
   6,100,000     Collier County Health                               6,100,000
                 Facilities Authority (The
                 Moorings Inc.), 2.75%,
                 12/1/24, (LOC Wachovia
                 Bank) (b)
   3,600,000     Dade County Water &                                 3,600,000
                 Sewer Systems
                 Revenue,
                 2.73%, 10/5/22, (FGIC
                 Insured) (b)
   3,765,000     Jacksonville Health                                 3,765,000
                 Facilities Authority
                 Hospital Revenue,
                 2.72%, 8/15/19, (MBIA
                 Insured) (b)
   3,500,000     Palm Beach County                                   3,500,000
                 Housing Finance
                 Authority,
                 2.75%, 11/1/07, (LOC
                 Credit Suisse First
                 Boston) (b)
   4,000,000     St. Johns County                                    4,000,000
                 Housing Finance
                 Authority,
                 2.75%, 2/15/28, (FNMA
                 Insured) (b)
   1,070,000     State Housing Finance                               1,070,000
                 Agency, 2.61%, 7/1/07,
                 (LOC Freddie Mac) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   5,000,000     West Orange Health                             $    5,000,000
                 District Revenue,                              --------------
                 2.78%, 2/1/22, (LOC
                 Suntrust Bank) (b)

                                                                    27,035,000
                                                                --------------

GEORGIA - 6.89%
   5,800,000     Clayton County MFHR                                 5,800,000
                 (BS Partners),
                 2.75%, 9/1/26, (FNMA
                 Insured) (b)
   1,000,000     DeKalb County                                       1,000,000
                 Development
                 Authority Revenue,
                 2.75%, 6/1/20, (LOC
                 Wachovia Bank) (b)
   6,475,000     DeKalb County Housing                               6,475,000
                 Authority Revenue,
                 2.75%, 1/1/34, (FHLMC
                 Insured) (b)
   1,500,000     DeKalb Private Hospital                             1,500,000
                 Authority (Children's
                 Health Care Project),
                 2.75%, 12/1/17, (LOC
                 Suntrust Bank) (b)
   2,000,000     DeKalb Private Hospital                             2,000,000
                 Authority (Children's
                 Health Care Project),
                 2.75%, 12/1/28, (LOC
                 Suntrust Bank) (b)
   2,100,000     DeKalb Private Hospital                             2,100,000
                 Authority (Egleston
                 Children's Hospital),
                 2.75%, 3/1/24, (LOC
                 Suntrust Bank) (b)
   6,000,000     Downtown Savannah                                   6,000,000
                 Authority Revenue,
                 2.75%, 10/1/07, (LOC
                 Wachovia Bank) (b)
   5,000,000     Fulco Hospital Authority                            5,000,000
                 Revenue,
                 2.75%, 9/1/17, (LOC
                 Wachovia Bank) (b)
   5,300,000     Marietta MFHR,                                      5,300,000
                 2.75%, 5/15/07, (FNMA
                 Collateralized) (b)
   9,425,000     Marietta MFHR,                                      9,425,001
                 2.75%, 7/1/24, (FNMA
                 Collateralized) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   3,345,000     Metropolitan Atlanta                           $    3,345,000
                 Rapid Transit Authority,
                 2.76%, 7/1/25, (LOC
                 Bayerische
                 Landesbank) (b)
   4,000,000     State Municipal                                     4,000,000
                 Electric Authority,
                 2.71%, 1/1/16, (FSA
                 Insured) (b)
   7,175,000     State Municipal                                     7,175,000
                 Electric Authority,                            --------------
                 2.76%, 1/1/20, (LOC
                 Bayerishe
                 Landesbank) (b)

                                                                    59,120,001
                                                                --------------

IDAHO - 2.94%
  15,000,000     Idaho Tax Anticipation                             15,148,068
                 Notes, 4.00%, 6/30/06,
                 (LOC U.S. Bank)
   1,995,000     Magic Valley Healthcare                             1,995,000
                 Systems, Inc.,
                 2.76%, 12/1/21, (LOC
                 Wells Fargo Bank) (b)
   1,145,000     State Health Facilities                             1,145,000
                 Revenue (St. Luke's
                 Medical Center),
                 2.93%, 7/1/30, (FSA
                 Insured) (b)
   6,920,000     State University                                    6,920,000
                 Foundation, Inc.                               --------------
                 Revenue,
                 2.76%, 5/1/21, (LOC
                 Wells Fargo Bank) (b)

                                                                    25,208,068
                                                                --------------

ILLINOIS - 5.89%
   4,700,000     Galesburg Revenue                                   4,700,000
                 (Knox College),
                 2.82%, 3/1/31, (LOC
                 LaSalle Bank) (b)
   7,410,000     Jackson Union                                       7,410,000
                 Counties,
                 2.73%, 4/1/24, (LOC
                 Wachovia Bank) (b)
   4,000,000     State Development                                   4,000,000
                 Finance Authority PCR,
                 2.78%, 9/1/08, (LOC JP
                 Morgan Chase Bank) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   1,100,000     State Development                              $    1,100,000
                 Finance Authority PCR,
                 2.83%, 11/1/12,
                 (Obligor BP Amoco) (b)
   9,645,000     State Development                                   9,645,000
                 Finance Authority
                 Revenue,
                 2.67%, 1/1/18, (FSA
                 Insured) (b)
   6,800,000     State Development                                   6,800,000
                 Finance Authority
                 Revenue,
                 2.73%, 5/1/28, (MBIA
                 Insured) (b)
   1,400,000     State Development                                   1,400,000
                 Finance Authority
                 Revenue,
                 2.98%, 5/15/35, (LOC
                 JP Morgan Chase
                 Bank) (b)
   3,460,000     State Health Facilities                             3,460,000
                 Authority Revenue
                 (Loyola University
                 Health System),
                 2.73%, 7/1/24, (MBIA
                 Insured) (b)
   8,500,000     State Toll Highway                                  8,500,000
                 Authority Revenue,
                 2.73%, 1/1/10, (MBIA
                 Insured) (b)
   3,500,000     State Toll Highway                                  3,500,000
                 Authority Revenue,                             --------------
                 2.78%, 1/1/17, (FSA
                 Insured) (b)

                                                                    50,515,000
                                                                --------------

INDIANA - 3.05%
   3,700,000     Indianapolis Public                                 3,700,000
                 Improvement Revenue,
                 2.73%, 2/1/20, (MBIA
                 Insured) (b)
   9,000,000     Mount Vernon Pollution                              9,000,000
                 Control & Solid Waste
                 Disposal Revenue
                 (General Electric Co.
                 Project),
                 2.82%, 12/1/14,
                 (Obligor General Electric
                 Co.) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   2,030,000     State Health Facilities                        $    2,030,000
                 Finance Authority
                 Revenue (Anthony
                 Wayne Rehabilitation
                 Center), 2.76%, 2/1/31,
                 (LOC Wells Fargo
                 Bank) (b)
     200,000     State Health Facilities                               200,000
                 Finance Authority
                 Revenue (Capital Access
                 Designated Pool),
                 2.74%, 1/1/12, (LOC
                 Comerica Bank) (b)
     250,000     State Health Facilities                               250,000
                 Finance Authority
                 Revenue (Deaconess
                 Hospital), 2.75%,
                 1/1/22, (LOC Fifth Third
                 Bank) (b)
   4,530,000     State Hospital                                      4,530,000
                 Equipment Financing
                 Authority Revenue,
                 2.74%, 12/1/15, (MBIA
                 Insured) (b)
   6,470,000     Vincennes University                                6,470,000
                 Revenue,                                       --------------
                 2.74%, 10/1/22, (LOC
                 Bank One Indiana) (b)

                                                                    26,180,000
                                                                --------------

IOWA - 7.08%
   1,380,000     Hills Healthcare                                    1,380,000
                 Revenue,
                 2.80%, 8/1/32, (LOC
                 U.S. Bank) (b)
   3,045,000     State Finance Authority                             3,045,000
                 Revenue (Mississippi
                 Valley Regional Blood
                 Center), 2.76%, 2/1/23,
                 (LOC Wells Fargo
                 Bank) (b)
   2,900,000     State Finance Authority                             2,900,000
                 Revenue (Private
                 Colleges),
                 2.80%, 7/1/24, (LOC
                 Wells Fargo Bank) (b)
   1,615,000     State Finance Authority                             1,615,000
                 Revenue (Putnam
                 Museum of History),
                 2.76%, 5/1/12, (LOC
                 Wells Fargo Bank) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   7,400,000     State Finance Authority                        $    7,400,000
                 Revenue (Small Business
                 Development),
                 2.76%, 11/1/15,
                 (Obligor E.I. Dupont) (b)
   2,485,000     State Finance Authority                             2,485,000
                 Revenue (YMCA &
                 Rehabilitation Center),
                 2.80%, 4/1/25, (LOC
                 Bank of America) (b)
   5,900,000     State Higher Education                              5,900,000
                 Authority Revenue
                 (Cornell College),
                 2.76%, 11/1/16, (LOC
                 Wells Fargo Bank) (b)
     915,000     State Higher Education                                915,000
                 Authority Revenue
                 (Loras College),
                 2.80%, 11/1/30, (LOC
                 LaSalle Bank) (b)
   8,090,000     State Higher Education                              8,090,000
                 Authority Revenue
                 (Palmer Chiropractic),
                 2.76%, 4/1/27, (LOC
                 LaSalle Bank) (b)
   1,000,000     State Higher Education                              1,000,000
                 Loan Authority Revenue
                 (Private Colleges),
                 2.80%, 11/1/32, (LOC
                 LaSalle Bank) (b)
   6,000,000     State School Cash                                   6,023,127
                 Anticipation Program,
                 3.50%, 1/27/06, (FSA
                 Insured)
  14,000,000     State School Cash                                  14,138,152
                 Anticipation Program,
                 4.00%, 6/28/06, (FSA
                 Insured)
   2,150,000     Webster County                                      2,150,000
                 Educational Facilities
                 Revenue,
                 2.76%, 7/1/20, (LOC
                 Wells Fargo Bank) (b)
   3,580,000     Woodbury County                                     3,580,000
                 (Siouxland Regional                            --------------
                 Cancer Center),
                 2.76%, 12/1/14, (LOC
                 Wells Fargo Bank) (b)

                                                                    60,621,279
                                                                --------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
------------                                                     --------------
KANSAS - 1.63%
  14,000,000     State Development                              $   14,000,000
                 Finance Authority
                 Revenue (Village
                 Shalom Obligated
                 Group),
                 2.80%, 11/15/28, (LOC
                 LaSalle Bank) (b)
KENTUCKY - 0.56%
   4,830,000     Louisville & Jefferson                              4,830,000
                 County Sewer and
                 Drain Systems Revenue,
                 2.74%, 5/15/23, (FSA
                 Insured) (b)
LOUISIANA - 1.03%
   2,800,000     Lake Charles Harbor &                               2,800,000
                 Revenue (Conoco Inc.),
                 2.78%, 9/1/29, (LOC JP
                 Morgan Chase Bank) (b)
   1,950,000     South Louisiana Port                                1,950,000
                 Commission (Marine
                 Terminal),
                 2.76%, 7/1/21, (LOC
                 Bayerische
                 Landesbank) (b)
   4,105,000     State Offshore Terminal                             4,105,000
                 Authority Deepwater                            --------------
                 Port Revenue (Loop LLC
                 Project),
                 2.75%, 10/1/19, (LOC
                 JP Morgan Chase
                 Bank) (b)

                                                                     8,855,000
                                                                --------------

MAINE - 0.39%
   3,385,000     State Health & Higher                               3,385,000
                 Education (Bowdoin                             --------------
                 College),
                 2.66%, 7/1/25, (LOC
                 State Street Bank) (b)

MARYLAND - 1.87%
  13,050,000     Montgomery County                                  13,050,000
                 Housing Opportunities
                 MFHR (Oakwood
                 Apartments),
                 2.75%, 11/1/07, (LOC
                 Freddie Mac) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   3,000,000     State Health & Higher                          $    3,000,000
                 Educational Facilities,                        --------------
                 2.75%, 4/1/35, (LOC
                 U.S. Bank) (b)

                                                                    16,050,000
                                                                --------------

MASSACHUSETTS - 2.29%
   2,050,000     State Health &                                      2,050,000
                 Educational Facilities
                 Authority Revenue
                 (Berklee College of
                 Music),
                 2.63%, 10/1/27, (MBIA
                 Insured) (b)
     600,000     State Health &                                        600,000
                 Educational Facilities
                 Authority Revenue
                 (Capital Assets
                 Program),
                 2.73%, 1/1/19, (MBIA
                 Insured) (b)
   3,500,000     State Health &                                      3,500,000
                 Educational Facilities
                 Authority Revenue
                 (Capital Assets
                 Program),
                 2.66%, 12/1/29, (LOC
                 State Street B&T) (b)
  10,900,000     State Health &                                     10,900,000
                 Educational Facilities
                 Authority Revenue
                 (Capital Assets
                 Program),
                 2.71%, 7/1/31, (LOC
                 Fleet National Bank) (b)
   2,600,000     State Water Resource                                2,600,000
                 Authority,                                     --------------
                 2.75%, 11/1/26, (FGIC
                 Insured) (b)

                                                                    19,650,000
                                                                --------------

MICHIGAN - 2.07%
   1,800,000     City of Detroit Sewer                               1,800,000
                 Disposal Revenue,
                 2.78%, 7/1/29, (MBIA
                 Insured) (b)
   2,695,000     Eastern Michigan                                    2,695,000
                 University,
                 2.80%, 6/1/27, (FGIC
                 Insured) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   1,585,000     State Housing                                  $    1,585,000
                 Development Authority
                 (Rental Housing),
                 2.73%, 4/1/24, (MBIA
                 Insured) (b)
   3,015,000     State Strategic Fund                                3,015,000
                 (Clark Retirement),
                 2.74%, 6/1/31, (LOC
                 Fifth Third Bank) (b)
   8,635,000     University of                                       8,635,000
                 Michigan Revenue,                              --------------
                 2.74%, 4/1/32, (b)

                                                                    17,730,000
                                                                --------------

MINNESOTA - 4.93%
   2,400,000     Brown County Revenue                                2,400,000
                 (Martin Luther College),
                 2.71%, 9/1/24, (LOC
                 Wells Fargo) (b)
   2,170,000     City of Maple Grove                                 2,170,000
                 MFHR, 2.71%, 11/1/31,
                 (LOC Wells Fargo
                 Bank) (b)
     555,000     City of Minneapolis                                   555,000
                 MFHR, 2.71%, 12/1/27,
                 (LOC Wells Fargo
                 Bank) (b)
   6,500,000     Inver Grove Heights                                 6,500,000
                 Senior Housing
                 Revenue,
                 2.74%, 5/15/35, (FNMA
                 Insured) (b)
   1,500,000     Mendota Heights                                     1,500,000
                 Housing Mortgage
                 Revenue,
                 2.71%, 11/1/31, (LOC
                 Wells Fargo Bank) (b)
   6,525,000     Midwest Consortium of                               6,525,000
                 Minneapolis Municipal
                 Utilities, 2.76%, 1/1/25,
                 (LOC U.S. Bank) (b)
   9,010,000     Minneapolis Housing                                 9,010,000
                 Development Revenue
                 (Ochestra Hall
                 Associates), 2.75%,
                 12/1/14, (FHLMC
                 Insured) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
     940,000     Minneapolis Revenue                            $      940,000
                 (Catholic Charities
                 Projects),
                 2.74%, 11/1/16, (LOC
                 Wells Fargo Bank) (b)
   2,340,000     St. Paul Housing &                                  2,340,000
                 Redevelopment
                 Authority Revenue
                 (Science Museum
                 Project), 2.78%, 5/1/27,
                 (LOC U.S. Bank) (b)
     820,000     State Higher Education                                820,000
                 Facilities Authority
                 Revenue (St. Olaf
                 College), 2.80%,
                 10/1/20, (LOC Harris
                 Trust & Savings
                 Bank) (b)
   4,515,000     State Higher Education                              4,515,000
                 Facilities Authority
                 Revenue (William
                 Mitchell), 2.76%,
                 10/1/33, (LOC U.S.
                 Bank) (b)
   5,000,000     State School Districts                              5,048,015
                 Tax & Aid Anticipation                         --------------
                 Borrowing Program
                 Certificates,
                 4.00%, 9/12/06,
                 (School District Credit
                 Program Insured)

                                                                    42,323,015
                                                                --------------

MISSOURI - 1.31%
   2,000,000     St. Charles County IDA,                             2,000,000
                 2.75%, 2/1/29, (FNMA
                 Insured) (b)
   5,000,000     State Health &                                      5,000,000
                 Educational Facilities
                 Authority,
                 2.95%, 6/1/22,
                 (AMBAC Insured) (b)
   2,700,000     State Health &                                      2,700,000
                 Educational Facilities
                 Authority,
                 2.80%, 11/1/32, (LOC
                 Bank of America) (b)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   1,550,000     State Highways &                               $    1,550,000
                 Transportation                                 --------------
                 Commission State Road
                 Revenue, 2.63%,
                 5/1/15, (LOC State
                 Street B&T Co.) (b)

                                                                    11,250,000
                                                                --------------

MONTANA - 0.59%
   5,050,000     State Health Facilities                             5,050,000
                 Authority Revenue                              --------------
                 (Health Care Pooled
                 Loan Program),
                 2.74%, 12/1/15, (FGIC
                 Insured) (b)

NEBRASKA - 0.42%
   3,600,000     Scotts Bluff County                                 3,600,000
                 Hospital Authority                             --------------
                 Revenue,
                 2.78%, 12/1/31,
                 (GNMA Insured) (b)

NEW HAMPSHIRE - 0.34%
     980,000     State Health &                                        980,000
                 Educational Facilities
                 Revenue,
                 2.75%, 7/1/21, (LOC JP
                 Morgan Chase Bank) (b)
   1,940,000     State Health &                                      1,940,000
                 Educational Facilities                         --------------
                 Revenue,
                 2.75%, 8/1/31, (FSA
                 Insured) (b)

                                                                     2,920,000
                                                                --------------

NEW JERSEY - 2.35%
  20,000,000     State Tax & Revenue                                20,173,722
                 Anticipation Notes,                            --------------
                 4.00%, 6/23/06, (LOC
                 JP Morgan Chase Bank)

NEW YORK - 3.7 3%
   7,150,000     Metropolitan                                        7,150,000
                 Transportation
                 Authority,
                 2.69%, 11/1/26,
                 (AMBAC Insured) (b)
   2,400,000     New York City GO,                                   2,400,000
                 2.78%, 8/1/13, (MBIA
                 Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   1,000,000     New York City GO,                              $    1,000,000
                 2.80%, 8/1/14, (MBIA
                 Insured) (b)
   4,000,000     State Dormitory                                     4,000,000
                 Authority Revenue,
                 2.73%, 11/1/34, (LOC
                 Citibank, NA) (b)
   3,500,000     State Energy Research &                             3,500,000
                 Development Authority
                 PCR, 2.71%, 10/1/14,
                 (FGIC Insured) (b)
   5,265,000     State Local Government                              5,265,000
                 Assistance Corp.,
                 2.64%, 4/1/21, (FGIC
                 Insured) (b)
   6,700,000     State Local Government                              6,700,000
                 Assistance Corp.,
                 2.69%, 4/1/25, (LOC
                 Bank of Nova Scotia) (b)
   2,000,000     Triborough Bridge &                                 2,000,000
                 Tunnel Authority,                              --------------
                 2.73%, 1/1/32,
                 (AMBAC Insured) (b)

                                                                    32,015,000
                                                                --------------

NORTH CAROLINA - 2.78%
   2,765,000     Charlotte Airport                                   2,765,000
                 Revenue, Series A,
                 2.73%, 7/1/16, (MBIA
                 Insured) (b)
   2,300,000     City of Greensboro                                  2,300,000
                 Enterprise System
                 Revenue,
                 2.74%, 6/1/24, (LOC
                 Bank of America) (b)
   2,165,000     State Educational                                   2,165,000
                 Facilities Agency
                 Revenue,
                 2.75%, 1/1/19, (LOC
                 Bank of America) (b)
   3,000,000     State Medical Care                                  3,000,000
                 Commission Revenue,
                 2.75%, 10/1/16, (LOC
                 Wachovia Bank) (b)
  13,600,000     State Medical Care                                 13,600,000
                 Commission Revenue,                            --------------
                 2.73%, 11/1/32, (LOC
                 Suntrust Bank) (b)

                                                                    23,830,000
                                                                --------------


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
NORTH DAKOTA - 0.18%
   1,545,000     Ward County Health                             $    1,545,000
                 Care Facilities Revenue                        --------------
                 (Trinity Group),
                 2.85%, 7/1/29, (LOC
                 U.S. Bank) (b)
OHIO - 1.25%
   2,000,000     Cleveland Income Tax                                2,000,000
                 Revenue,
                 2.63%, 5/15/24,
                 (AMBAC Insured) (b)
   2,595,000     Franklin County                                     2,595,000
                 Hospital Revenue
                 (OhioHealth),
                 2.75%, 12/1/28, (LOC
                 National City Bank) (b)
   6,105,000     Lucas County Bond                                   6,106,770
                 Anticipation Notes,                            --------------
                 3.05%, 10/11/06

                                                                    10,701,770
                                                                --------------

OREGON - 0.76%
   5,115,000     State Health &                                      5,115,000
                 Education Revenue,
                 2.76%, 12/1/15, (LOC
                 U.S. Bank) (b)
   1,440,000     Tri-County Metropolitan                             1,440,000
                 Transportation District,                       --------------
                 2.78%, 12/1/21, (LOC
                 Bayerische
                 Landesbank) (b)

                                                                     6,555,000
                                                                --------------

PENNSYLVANIA - 0.05%
     435,000     Schuylkill County IDA,                                435,000
                 2.85%, 12/1/22, (LOC                           --------------
                 Dexia Group) (b)

RHODE ISLAND - 0.50%
   4,300,000     State Health &                                      4,300,000
                 Education Building                             --------------
                 Corporation,
                 2.66%, 7/1/31, (LOC
                 Bank of New York) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
SOUTH CAROLINA - 1.86%
   2,800,000     Florence County                                $    2,800,000
                 Hospital Revenue
                 (McLeod Regional
                 Medical Center),
                 2.78%, 11/1/15, (FGIC
                 Insured) (b)
   3,600,000     State Job Development                               3,600,000
                 Authority (Catholic
                 Diocese),
                 2.80%, 9/1/18, (LOC
                 Bank of America) (b)
     990,000     State Job Development                                 990,000
                 Authority (Orangeburg
                 Regional Medical
                 Center), 2.73%,
                 2/15/28, (AMBAC
                 Insured) (b)
   8,600,000     State MFHR (Charleston                              8,600,000
                 Rental Housing),                               --------------
                 2.75%, 8/1/31, (FHLMC
                 Insured) (b)

                                                                    15,990,000
                                                                --------------

SOUTH DAKOTA - 0.30%
     500,000     Lawrence County PCR                                   500,000
                 (Homestake Mining
                 Co.), 2.85%, 7/1/32,
                 (LOC JP Morgan Chase
                 Bank) (b)
   2,100,000     State Health &                                      2,100,000
                 Educational Facilities                         --------------
                 Authority Revenue
                 (Rapid City
                 Regional Hospital),
                 2.80%, 9/1/27, (MBIA
                 Insured) (b)

                                                                     2,600,000
                                                                --------------

TENNESSEE - 0.88%
   3,775,000     Clarksville Public                                  3,775,000
                 Building Authority
                 Revenue,
                 2.75%, 11/1/27, (LOC
                 Bank of America) (b)
   1,100,000     Hamilton County                                     1,100,000
                 IDR (Aquarium),
                 2.75%, 3/1/15, (LOC
                 Bank of America) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   2,670,000     Metropolitan                                   $    2,670,000
                 Government Nashville &                         --------------
                 Davidson County,
                 2.75%, 8/1/18, (LOC
                 Bank of America) (b)

                                                                     7,545,000
                                                                --------------

TEXAS - 6.16%
   1,050,000     Austin County Industrial                            1,050,000
                 Development
                 Corporation,
                 2.75%, 12/1/14, (LOC
                 JP Morgan Chase
                 Bank) (b)
   2,300,000     Bexar County Housing                                2,300,000
                 Financial Authority,
                 2.78%, 9/15/26, (FNMA
                 Insured) (b)
   2,620,000     City of Brownsville                                 2,620,000
                 Utility Systems Revenue,
                 2.72%, 9/1/27, (MBIA
                 Insured) (b)
   4,065,000     Gulf Coast IDA,                                     4,065,000
                 2.75%, 6/1/25, (Obligor
                 BP Amoco) (b)
     975,000     Harris County Health                                  975,000
                 Facilities Authority
                 Revenue,
                 2.84%, 10/1/29, (MBIA
                 Insured) (b)
   1,300,000     San Antonio Health                                  1,300,000
                 Facilities Authority
                 Revenue (Clinical
                 Foundation Project),
                 2.76%, 6/1/20, (LOC
                 Wells Fargo Bank) (b)
   1,400,000     Splendora Higher                                    1,400,000
                 Education Facilities
                 Revenue,
                 2.76%, 12/1/26, (LOC
                 Wells Fargo Bank) (b)
  35,000,000     State Tax & Revenue                                35,466,315
                 Anticipation Notes,
                 4.50%, 8/31/06
   3,700,000     Tarrant County Housing                              3,700,000
                 Finance Corp. Revenue,                         --------------
                 2.75%, 2/15/28, (FNMA
                 Insured) (b)

                                                                    52,876,315
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
UTAH - 2.14%
   2,135,000     Provo Municipal                                $    2,135,000
                 Building Authority
                 Lease, 2.76%, 5/1/12,
                 (LOC Wells Fargo
                 Bank) (b)
  12,125,000     Salt Lake City                                     12,125,000
                 Revenue (Valley Mental
                 Health Project),
                 2.76%, 12/1/21, (LOC
                 Wells Fargo Bank) (b)
   4,090,000     South Jordan Municipal                              4,090,000
                 Building Authority                             --------------
                 Lease Revenue,
                 2.76%, 2/1/29, (LOC
                 BNP Paribas) (b)

                                                                    18,350,000
                                                                --------------

VIRGINIA - 0.78%
   3,015,000     Alexandria IDA (Pooled                              3,015,000
                 Loan Project),
                 2.75%, 7/1/26, (LOC
                 Bank of America) (b)
   2,360,000     Hampton                                             2,360,000
                 Redevelopment &
                 Housing Authority
                 MFHR (Shoreline
                 Apartments Project),
                 2.75%, 12/1/19,
                 (FHLMC Insured) (b)
   1,285,000     Louisa County IDA,                                  1,285,000
                 2.75%, 1/1/20, (LOC                            --------------
                 Bank of America) (b)

                                                                     6,660,000
                                                                --------------

WASHINGTON - 2.68%
   3,675,000     Seattle Municipal Light                             3,675,000
                 & Power Revenue,
                 2.68%, 6/1/21, (LOC
                 Morgan Guaranty
                 Trust) (b)
   6,000,000     Snohomish County                                    6,000,000
                 Public Utility,
                 2.74%, 12/1/19, (FSA
                 Insured) (b)
   4,700,000     State Housing &                                     4,700,000
                 Finance Commission
                 (Evergreen School
                 Project), 2.76%, 7/1/28,
                 (LOC Wells Fargo
                 Bank) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   1,100,000     State Housing &                                $    1,100,000
                 Finance Commission
                 (Riverview Retirement
                 Project), 2.79%, 7/1/22,
                 (LOC U.S. Bank) (b)
     790,000     State Housing &                                       790,000
                 Finance Commission
                 Nonprofit Housing
                 Revenue (Christa
                 Ministries),
                 2.79%, 7/1/11, (LOC
                 U.S. Bank) (b)
     925,000     State Housing &                                       925,000
                 Finance Commission
                 Nonprofit Revenue
                 (Overlake School
                 Project),
                 2.76%, 10/1/29, (LOC
                 Wells Fargo Bank) (b)
   5,820,000     State Public Power                                  5,820,000
                 Supply, 2.73%, 7/1/12,                         --------------
                 (MBIA Insured) (b)

                                                                    23,010,000
                                                                --------------

WISCONSIN - 4.21%
  10,000,000     Kenosha Unified School                             10,004,700
                 District Number 001,
                 3.00%, 9/26/06
   1,840,000     State Health &                                      1,840,000
                 Educational Facilities
                 Authority Revenue
                 (Gundersen Lutheran),
                 2.80%, 12/1/15, (FSA
                 Insured) (b)
     650,000     State Health &                                        650,000
                 Educational Facilities
                 Authority Revenue
                 (Meriter Hospital),
                 2.85%, 12/1/32, (LOC
                 Marshall & Ilsley
                 Bank) (b)
   1,075,000     State Health &                                      1,075,000
                 Educational Facilities
                 Authority Revenue (St.
                 John's United Church),
                 2.79%, 2/1/30, (LOC
                 U.S. Bank) (b)
   7,400,000     State Health &                                      7,400,000
                 Educational Facilities
                 Authority Revenue
                 (Wheaton Franciscan),
                 2.75%, 8/15/16, (FSA
                 Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
  10,000,000     State School Districts                         $   10,124,289
                 Cash Flow Management
                 Program Certificates of
                 Participation, Series A-1,
                 4.25%, 9/20/06, (LOC
                 U.S. Bank)
   5,000,000     State School Districts                              5,005,614
                 Cash Flow Management                           --------------
                 Program Certificates of
                 Participation, Series B-1,
                 3.50%, 11/1/05, (LOC
                 U.S.Bank)

                                                                    36,099,603
                                                                --------------

WYOMING - 0.06%
     500,000     Sweetwater County                                     500,000
                 PCR (Pacificorp Project),                      --------------
                 3.02%, 1/1/14, (LOC
                 U.S. Bank) (b)

TOTAL MUNICIPAL BONDS                                              777,745,773
(Cost $777,745,773)                                             --------------

COMMERCIAL PAPER - 10.51%
CALIFORNIA - 1.17%
  10,000,000     State Infrastructure &                             10,000,000
                 Economic Development,                          --------------
                 2.75%, 2/8/06, (LOC
                 Bank of America)

FLORIDA - 5.23%
   7,000,000     Intermountain Power,                                7,000,000
                 2.55%, 10/6/05, (LOC
                 JP Morgan Chase Bank)
  11,500,000     Intermountain Power,                               11,500,000
                 2.70%, 12/8/05, (LOC
                 JP Morgan Chase Bank)
   7,800,000     Pinellas County                                     7,800,000
                 Educational
                 Facilities Authority,
                 2.60%, 11/1/05, (LOC
                 Wachovia Bank)
  16,701,000     State Municipal Power,                             16,701,000
                 2.55%, 11/1/05, (LOC
                 Wachovia Bank)
   2,000,000     State Municipal Power,                              2,000,000
                 2.65%, 11/15/05, (LOC                          --------------
                 Wachovia Bank)

                                                                    45,001,000
                                                                --------------


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
LOUISIANA - 3.21%
  27,500,000     State Public                                   $   27,500,000
                 Facilities Authority,                          --------------
                 2.65%, 11/8/05,
                 (AMBAC Insured)

TEXAS - 0.90%
   4,700,000     Plano Health Facilities,                            4,700,000
                 2.65%, 11/15/05,
                 (MBIA Insured)
   3,000,000     Plano Health Facilties,                             3,000,000
                 2.70%, 11/15/05,                               --------------
                 (MBIA Insured)

                                                                     7,700,000
                                                                --------------

TOTAL COMMERCIAL PAPER                                              90,201,000
(Cost $90,201,000)                                              --------------

INVESTMENT COMPANIES - 0.04%
     309,805     Federated Tax Exempt                                  309,805
                 Money Market Fund                              --------------

TOTAL INVESTMENT COMPANIES                                             309,805
(Cost $309,805)                                                 --------------

TOTAL INVESTMENTS                                                  868,256,578
(COST $868,256,578) (a) - 101.19%                               --------------

LIABILITIES IN EXCESS OF OTHER                                     (10,216,271)
ASSETS - (1.19)%                                                --------------

NET ASSETS - 100.00%                                            $  858,040,307
                                                                ==============

(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2005. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
IDA - Industrial Development Authority
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
COMMERCIAL PAPER - 55.41%
ASSET BACKED - 23.30%
  12,000,000    Amsterdam Funding                               $   11,971,280
                Corp., 3.59%, 10/25/05
  15,000,000    Amsterdam Funding                                   14,954,125
                Corp., 3.67%, 10/31/05
  13,000,000    Barton Capital Corp.,                               12,992,482
                3.47%, 10/7/05
  20,000,000    Barton Capital Corp.,                               19,975,067
                3.74%, 10/13/05
   9,000,000    Edison Asset                                         8,995,663
                Securitization,
                3.47%, 10/6/05
  32,000,000    Falcon Asset                                        31,967,289
                Securitization,
                3.48%, 10/11/05
   8,000,000    Park Avenue Industries,                              7,995,160
                Inc., 3.63%, 10/7/05
  15,000,000    Preferred Receivables                               14,925,779
                Funding Corp.,
                3.79%, 11/17/05
  33,000,000    Ranger Funding Co.                                  32,889,119
                LLC, 3.78%, 11/2/05
   7,500,000    Windmill Funding                                     7,474,425
                Corp., 3.72%, 11/3/05
  20,000,000    Yorktown Capital Corp.,                             19,991,889
                3.65%, 10/5/05                                  --------------

                                                                   184,132,278
                                                                --------------

BANKS - AUSTRALIAN/NEW ZEALAND - 1.27%
  10,000,000    Westpac Trust Australia,                             9,998,106
                3.41%, 10/3/05                                  --------------

BANKS - CANADA - 1.26%
  10,000,000    Scotiabank, Inc.,                                    9,959,111
                3.68%, 11/10/05                                 --------------

BANKS - FOREIGN - 12.09%
  15,000,000    Northern Rock PLC,                                  14,980,988
                3.51%, 10/14/05
   5,000,000    Royal Bank of Scotland,                              4,998,542
                3.50%, 10/4/05
  25,000,000    Royal Bank of Scotland,                             24,959,832
                3.62%, 10/17/05
  25,000,000    Societe Generale AG,                                24,875,000
                3.75%, 11/18/05
   9,900,000    Swedbank, Inc.,                                      9,895,201
                3.49%, 10/6/05
  16,000,000    Swedbank, Inc.,                                     15,849,227
                3.86%, 12/28/05                                 --------------

                                                                    95,558,790
                                                                --------------

FINANCE - AUTOMOTIVE - 0.88%
   7,000,000    Toyota Motor Credit                                  6,962,614
                Corp., 3.77%, 11/21/05                          --------------


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
FINANCE - DIVERSIFIED DOMESTIC - 5.29%
  15,000,000    Bank of America Corp.,                          $   14,953,113
                3.63%, 11/1/05
  27,000,000    HSBC Finance Corp.,                                 26,868,900
                3.80%, 11/16/05                                 --------------

                                                                    41,822,013
                                                                --------------

FINANCE - DIVERSIFIED FOREIGN - 5.95%
  25,000,000    ABN-AMRO,                                           24,860,507
                3.79%, 11/23/05
   7,300,000    Barclays Bank PLC,                                   7,259,931
                3.80%, 11/22/05
  10,000,000    ING Funding LLC,                                     9,952,339
                3.73%, 11/16/05
   5,000,000    UBS Finance,                                         4,978,889
                3.80%, 11/10/05                                 --------------

                                                                    47,051,666
                                                                --------------

GOVERNMENT - DOMESTIC - 0.51%
   4,000,000    Private Export Funding                               3,995,771
                Corp., 3.46%, 10/12/05                          --------------

INFORMATION TECHNOLOGY - 0.76%
   6,000,000    IBM Capital Corp.,                                   5,997,687
                3.47%, 10/5/05                                  --------------

MANUFACTURING - 2.84%
   1,850,000    PACCAR Financial                                     1,849,119
                Corp., 3.43%, 10/6/05
  20,800,000    PACCAR Financial                                    20,624,725
                Corp., 3.84%, 12/19/05                          --------------

                                                                    22,473,844
                                                                --------------

OIL SERVICES - 1.26%
  10,000,000    Total Capital Corp.,                                 9,943,467
                3.84%, 11/23/05                                 --------------

TOTAL COMMERCIAL PAPER                                             437,895,347
(Cost $437,895,347)                                             --------------

CERTIFICATES OF DEPOSIT - 22.25%
BANKS - DOMESTIC - 14.47%
   8,935,000    Bank One, NA,                                        8,940,959
                3.83%, 5/5/06, (b)
  25,000,000    Fifth Third Bank,                                   24,998,246
                3.72%, 12/9/05, (b)
  11,500,000    National City Bank,                                 11,499,829
                3.54%, 10/18/05
  15,000,000    National City Bank,                                 15,006,842
                3.69%, 9/1/06, (b)
  15,000,000    Suntrust Bank,                                      15,000,039
                3.53%, 10/3/05, (b)
  15,900,000    U.S. Bank, NA,                                      15,900,699
                3.76%, 12/5/05, (b)
  10,000,000    World Savings Bank,                                 10,000,000
                3.47%, 10/31/05


40

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
  12,975,000    World Savings Bank,                             $   12,976,184
                3.87%, 3/2/06, (b)                              --------------

                                                                   114,322,798
                                                                --------------

BANKS - FOREIGN - 7.78%
   6,500,000    Barclays Bank PLC,                                   6,500,000
                3.70%, 11/8/05
  20,000,000    Barclays Bank PLC,                                  19,997,566
                3.73%, 4/18/06, (b)
  30,000,000    Calyon Bank (NY),                                   29,995,492
                3.79%, 2/27/06, (b)
   5,000,000    Svenska Handelsbanken,                               5,000,028
                3.54%, 10/21/05                                 --------------

                                                                    61,493,086
                                                                --------------

TOTAL CERTIFICATES OF DEPOSIT                                      175,815,884
(Cost $175,815,884)                                             --------------

CORPORATE BONDS - 17.03%
CONGLOMERATES - 0.98%
   7,700,000    Unilever Capital Corp.,                              7,721,441
                6.88%, 11/1/05                                  --------------

ELECTRONICS - 0.13%
   1,000,000    Emerson Electric Co.,                                1,001,921
                6.30%, 11/1/05                                  --------------

FINANCE - DIVERSIFIED DOMESTIC - 5.41%
   1,550,000    Citigroup, Inc.,                                     1,557,055
                6.75%, 12/1/05
  10,000,000    Goldman Sachs Group,                                10,009,441
                4.02%, 2/21/06, (b)
   9,000,000    Goldman Sachs Group,                                 9,005,256
                3.73%, 8/1/06, (b)
  10,000,000    Merrill Lynch & Co.,                                10,018,805
                4.01%, 6/6/06, (b)
  12,270,000    US Bank, NA,                                        12,211,167
                2.75%, 3/30/06                                  --------------

                                                                    42,801,724
                                                                --------------
HOUSEHOLD PRODUCTS - 0.35%
   2,750,000    Colgate-Palmolive Co.,                               2,766,464
                5.34%, 3/27/06                                  --------------

INFORMATION TECHNOLOGY - 3.16%
  25,000,000    IBM Corp.,                                          24,999,148
                3.67%, 10/6/06, (b)                             --------------

INSURANCE - 2.03%
  16,000,000    John Hancock Global                                 16,027,324
                Funding II, 3.99%,                              --------------
                7/17/06, (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
MANUFACTURING - 1.14%
   9,000,000    PACCAR Financial                                $    8,999,948
                Corp., 3.56%,                                   --------------
                10/20/05, (b)

PHARMACEUTICALS - 3.83%
  29,980,000    Abbott Laboratories,                                30,304,462
                5.63%, 7/1/06                                   --------------

TOTAL CORPORATE BONDS                                              134,622,432
(Cost $134,622,432)                                             --------------

MUNICIPAL BONDS - 3.42%
CALIFORNIA - 1.27%
  10,000,000    Adelanto Public Utility                             10,000,000
                Authorization Revenue,                          --------------
                3.93%, 11/1/34,
                (AMBAC Insured) (b)

NEW MEXICO - 0.51%
   4,000,000    Albuquerque Industrial                               4,000,000
                Revenue, 3.88%,                                 --------------
                7/1/25, (LOC Wells
                Fargo Bank) (b)
OREGON - 0.35%
   2,755,000    Lake Oswego                                          2,755,000
                Redevelopment Agency                            --------------
                Tax Increment Revenue,
                3.88%, 6/1/20, (LOC
                Wells Fargo Bank) (b)

TEXAS - 1.29%
  10,300,000    State Research Division,                            10,300,000
                3.84%, 6/1/23, (LOC                             --------------
                Landesbank
                Hessen-Thuringen) (b)

TOTAL MUNICIPAL BONDS                                               27,055,000
(Cost $27,055,000)                                              --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.26%
FEDERAL HOME LOAN BANK - 1.26%
  10,000,000    1.70%, 12/30/05 (c)                                  9,964,582
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY                                         9,964,582
OBLIGATIONS (Cost $9,964,582)                                   --------------



                                                                              41
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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
INVESTMENT COMPANIES - 0.07%
     518,838    Wells Fargo Prime                               $      518,838
                Investment Money                                --------------
                Market Fund, Investor
                Class

TOTAL INVESTMENT COMPANIES                                             518,838
(Cost $518,838)                                                 --------------

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES ON LOAN - 1.28%
  10,140,938    Morgan Stanley Money                                10,140,938
                Market Repurchase                               --------------
                Agreement,
                3.99%, 10/3/05

TOTAL INVESTMENT OF CASH COLLATERAL                                 10,140,938
FOR SECURITIES ON LOAN                                          --------------
(Cost $10,140,938)

TOTAL INVESTMENTS (COST                                            796,013,021
$796,013,021) (a) - 100.72%

LIABILITIES IN EXCESS OF OTHER                                      (5,684,631)
ASSETS - (0.72)%                                                --------------

NET ASSETS - 100.00%                                            $  790,328,390
                                                                ==============

(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of September 30, 2005.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
LOC - Letter of Credit

SEE NOTES TO FINANCIAL STATEMENTS.

42
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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
MUNICIPAL BONDS - 95.55%
ALABAMA - 1.61%
   3,000,000    Mobile Industrial                               $    3,000,000
                Development Board
                Dock & Wharf Revenue,
                2.75%, 6/1/32, (LOC
                Wachovia Bank) (b)
   2,500,000    Montgomery Industrial                                2,500,000
                Development Board
                Pollution Control &
                Solid Waste (General
                Electric Co. Project),
                2.82%, 5/1/21, (Obligor
                General Electric Co.) (b)
     250,000    Stevenson Industrial                                   250,000
                Development Board                               --------------
                Environmental Revenue,
                2.74%, 11/1/11, (LOC
                JP Morgan Chase
                Bank) (b)

                                                                     5,750,000
                                                                --------------

ALASKA - 0.83%
   2,890,000    State Housing Finance                                2,962,466
                Corp., Series A,                                --------------
                5.88%, 12/1/24, (LOC
                U.S. Bank)

ARIZONA - 1.15%
   1,400,000    Apache County IDR,                                   1,400,000
                2.75%, 12/15/18, (LOC
                Credit Suisse First
                Boston) (b)
   1,300,000    Apache County IDR,                                   1,300,000
                2.75%, 12/15/18, (LOC
                Bank of New York) (b)
   1,400,000    Phoenix IDA,                                         1,400,000
                2.76%, 4/1/28, (LOC                             --------------
                Wells Fargo Bank) (b)

                                                                     4,100,000
                                                                --------------

CALIFORNIA - 2.03%
     700,000    Los Angeles Unified                                    700,000
                School District (Belmont
                Learning Complex),
                2.59%, 12/1/17, (LOC
                Bank of New York) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   6,500,000    Orange County                                   $    6,500,000
                Apartment
                Development Revenue
                (Bear Brand
                Apartments), 2.67%,
                11/1/07, (LOC Freddie
                Mac) (b)
      70,000    Statewide Communities                                   70,000
                Development Authority                           --------------
                Events (Motion Picture
                & TV), 2.61%, 3/1/31,
                (LOC BNP Paribas) (b)

                                                                     7,270,000
                                                                --------------

COLORADO - 11.29%
   1,000,000    Castlewood Ranch                                     1,000,000
                Metropolitan District,
                2.30%, 12/1/34, (LOC
                U.S. Bank) (b)
     540,000    Colorado Springs                                       540,000
                Revenue (Pikes Peak
                Mental Health),
                2.76%, 3/15/23, (LOC
                Wells Fargo Bank) (b)
     500,000    Colorado Springs                                       500,000
                Revenue (YMCA Pikes
                Peak), 2.76%, 11/1/22,
                (LOC Wells Fargo
                Bank) (b)
   4,300,000    Crystal Valley                                       4,300,000
                Metropolitan District,
                2.76%, 10/1/34, (LOC
                Wells Fargo Bank) (b)
   1,600,000    Denver City & County                                 1,600,000
                Convention Center,
                2.75%, 9/1/25, (FSA
                Insured) (b)
     600,000    Douglas County MFHR                                    600,000
                (Autumn Chase),
                2.75%, 12/1/29, (LOC
                Freddie Mac) (b)
   2,545,000    Dove Valley                                          2,545,000
                Metropolitan District
                (Arapahoe County),
                1.95%, 11/1/21, (LOC
                BNP Paribas) (b)
   9,000,000    Moffat County PCR,                                   9,000,001
                2.82%, 5/1/13,
                (AMBAC Insured) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   4,510,000    Parker Automotive                               $    4,510,000
                Metropolitan District,
                2.85%, 12/1/34, (LOC
                U.S. Bank) (b)
   1,600,000    State Educational &                                  1,600,000
                Cultural Facilities
                Authority (Regis Jesuit
                High School), 2.76%,
                12/1/33, (LOC Wells
                Fargo Bank) (b)
   3,700,000    State Educational &                                  3,700,000
                Cultural Facilities
                Authority (Denver
                Seminary), 2.76%,
                7/1/34, (LOC Wells
                Fargo Bank) (b)
   1,900,000    State Health Facilities                              1,900,000
                Authority Revenue
                (Craig Hospital), 2.76%,
                12/1/20, (LOC Wells
                Fargo Bank) (b)
   1,985,000    Superior/McCaslin                                    1,985,000
                Interchange
                Metropolitan District,
                2.10%, 11/15/24, (LOC
                U.S. Bank) (b)
   1,930,000    Tower Metropolitan                                   1,934,229
                District,
                4.00%, 12/1/30, (LOC
                U.S. Bank) (b)
   2,700,000    University of Colorado                               2,700,000
                Hospital Authority
                Revenue, Series B,
                2.75%, 11/15/35, (LOC
                Wells Fargo Bank) (b)
   2,000,000    Water Valley                                         2,000,000
                Metropolitan District                           --------------
                Number 002,
                2.76%, 12/1/24, (LOC
                Wells Fargo Bank) (b)

                                                                    40,414,230
                                                                --------------

DISTRICT OF COLUMBIA - 0.41%
   1,485,000    Galleria Metropolitan                                1,485,000
                District,                                       --------------
                2.76%, 12/1/29, (LOC
                Wells Fargo Bank) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
FLORIDA - 2.56%
   2,200,000    Broward County                                  $    2,200,000
                Educational Facility
                Authority Revenue
                (Nova Southeastern
                University),
                2.82%, 4/1/24, (LOC
                Bank of America) (b)
     900,000    Collier County Health                                  900,000
                Facilities Authority (The
                Moorings Inc.), 2.75%,
                12/1/24, (LOC Wachovia
                Bank) (b)
   1,900,000    Dade County IDA                                      1,900,000
                (Dolphins Stadium),
                2.75%, 1/1/16, (LOC
                Societe Generale) (b)
      75,000    Dade County Water &                                     75,000
                Sewer Systems
                Revenue,
                2.73%, 10/5/22, (FGIC
                Insured) (b)
   1,900,000    Indiana River County                                 1,900,000
                Revenue (St. Edward's
                School), 2.75%, 7/1/27,
                (LOC Wachovia
                Bank) (b)
   1,000,000    Lee County Health Care                               1,000,000
                Facilities Revenue (Hope
                Hospice Project),
                2.82%, 10/1/23, (LOC
                Suntrust Bank) (b)
   1,200,000    Sunshine State                                       1,200,000
                Government Finance                              --------------
                Committee,
                2.75%, 7/1/16,
                (AMBAC Insured) (b)

                                                                     9,175,000
                                                                --------------

GEORGIA - 6.69%
   1,415,000    Clayton County MFHR                                  1,415,000
                (BS Partners),
                2.75%, 9/1/26, (FNMA
                Insured) (b)
     900,000    DeKalb Private Hospital                                900,000
                Authority (Children's
                Health Care Project),
                2.75%, 12/1/28, (LOC
                Suntrust Bank) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   1,700,000    DeKalb Private Hospital                         $    1,700,000
                Authority (Egleston
                Children's Hospital),
                2.75%, 3/1/24, (LOC
                Suntrust Bank) (b)
   4,450,000    Fulton County                                        4,450,000
                Development Authority
                (St. George Village),
                2.75%, 4/1/34, (LOC
                Bank of America) (b)
   2,700,000    Hapeville IDR (Hapeville                             2,700,000
                Hotel), 2.82%, 11/1/15,
                (LOC Bank of
                America) (b)
   3,600,000    Marietta MFHR,                                       3,600,000
                2.75%, 5/15/07, (FNMA
                Collateralized) (b)
   9,200,000    Metropolitan Atlanta                                 9,200,000
                Rapid Transit Authority,                        --------------
                2.76%, 7/1/25, (LOC
                Bayerische
                Landesbank) (b)

                                                                    23,965,000
                                                                --------------

IDAHO - 2.82%
  10,000,000    Idaho Tax Anticipation                              10,098,712
                Notes, 4.00%, 6/30/06,                          --------------
                (LOC U.S. Bank)

ILLINOIS - 4.04%
   2,400,000    Chicago O'Hare                                       2,400,000
                International Airport
                Revenue,
                2.66%, 1/1/15, (LOC
                Societe Generale) (b)
   3,000,000    Crestwood Tax                                        3,000,000
                Increment Revenue,
                2.80%, 12/1/23, (LOC
                Fifth Third Bank) (b)
   1,800,000    Galesburg Revenue                                    1,800,000
                (Knox College),
                2.82%, 3/1/31, (LOC
                LaSalle Bank) (b)
   2,850,000    State Development                                    2,850,000
                Finance Authority
                Revenue (Westside
                Health), 2.76%,
                12/1/29, (LOC LaSalle
                Bank) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   2,000,000    State Finance Authority                         $    2,000,000
                Revenue,
                2.77%, 4/1/35, (LOC
                Bank One) (b)
   2,400,000    State Health Facilities                              2,400,000
                Authority Revenue                               --------------
                (Memorial Health
                Systems), 2.85%,
                10/1/22, (LOC JP
                Morgan Chase Bank) (b)

                                                                    14,450,000
                                                                --------------

INDIANA - 2.23%
   2,300,000    Mount Vernon Pollution                               2,300,000
                Control & Solid Waste
                Disposal Revenue
                (General Electric Co.
                Project),
                2.82%, 12/1/14,
                (Obligor General Electric
                Co.) (b)
   1,765,000    State Health Facilities                              1,765,000
                Finance Authority
                Revenue (Anthony
                Wayne Rehabilitation
                Center), 2.76%, 2/1/31,
                (LOC Wells Fargo
                Bank) (b)
     100,000    State Health Facilities                                100,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                2.74%, 1/1/12, (LOC
                Comerica Bank) (b)
   2,330,000    State Health Facilities                              2,330,000
                Finance Authority
                Revenue (Deaconess
                Hospital), 2.75%,
                1/1/22, (LOC Fifth Third
                Bank) (b)
     800,000    State Health Facilities                                800,000
                Finance Authority
                Revenue (Golden Years
                Homestead), 2.76%,
                6/1/12, (LOC Wells
                Fargo Bank) (b)
     700,000    State Hospital                                         700,000
                Equipment Financing                             --------------
                Authority Revenue,
                2.74%, 12/1/15, (MBIA
                Insured) (b)

                                                                     7,995,000
                                                                --------------

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
IOWA - 6.99%
   1,615,000    State Finance Authority                         $    1,615,000
                Revenue (Mississippi
                Valley Regional Blood
                Center), 2.76%, 2/1/23,
                (LOC Wells Fargo
                Bank) (b)
     705,000    State Finance Authority                                705,000
                Revenue (Putnam
                Museum of History),
                2.76%, 5/1/12, (LOC
                Wells Fargo Bank) (b)
   1,000,000    State Higher Education                               1,000,000
                Authority Revenue
                (Loras College),
                2.80%, 11/1/30, (LOC
                LaSalle Bank) (b)
   1,890,000    State Higher Education                               1,890,000
                Authority Revenue
                (Palmer Chiropractic),
                2.76%, 4/1/27, (LOC
                LaSalle Bank) (b)
   1,105,000    State Higher Education                               1,105,000
                Loan Authority Revenue
                (Mount Mercy College
                Project), 2.80%, 7/1/25,
                (LOC Bank of
                America) (b)
     100,000    State Higher Education                                 100,000
                Loan Authority Revenue
                (Private Colleges),
                2.80%, 11/1/32, (LOC
                LaSalle Bank) (b)
   3,000,000    State School Cash                                    3,011,563
                Anticipation Program,
                3.50%, 1/27/06, (FSA
                Insured)
  11,000,000    State School Cash                                   11,108,548
                Anticipation Program,
                4.00%, 6/28/06, (FSA
                Insured)
   2,350,000    Webster County                                       2,350,000
                Educational
                Facilities Revenue,
                2.76%, 7/1/20, (LOC
                Wells Fargo Bank) (b)
   2,150,000    Woodbury County                                      2,150,000
                Educational                                     --------------
                Facilities Revenue,
                2.81%, 11/1/16, (LOC
                U.S. Bank) (b)

                                                                    25,035,111
                                                                --------------


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
KANSAS - 0.63%
     450,000    Olathe Health                                   $      450,000
                Facilities Revenue,
                2.80%, 9/1/32,
                (AMBAC Insured) (b)
   1,810,000    State Development                                    1,810,000
                Finance Authority                               --------------
                Revenue (Village
                Shalom Obligated
                Group),
                2.80%, 11/15/28, (LOC
                LaSalle Bank) (b)

                                                                     2,260,000
                                                                --------------

LOUISIANA - 0.98%
   3,500,000    State Offshore Terminal                              3,500,000
                Authority Deepwater                             --------------
                Port Revenue
                (Loop LLC Project),
                2.75%, 10/1/19, (LOC
                JP Morgan Chase
                Bank) (b)

MARYLAND - 3.05%
   8,900,000    Montgomery County                                    8,900,000
                Housing Opportunities
                MFHR (Oakwood
                Apartments),
                2.75%, 11/1/07, (LOC
                Freddie Mac) (b)
   2,010,000    State Health & Higher                                2,010,000
                Education Facilities                            --------------
                Revenue (Pooled
                Loan Program),
                2.74%, 1/1/29, (LOC
                Bank of America) (b)

                                                                    10,910,000
                                                                --------------

MASSACHUSETTS - 6.32%
   2,400,000    State Health &                                       2,400,000
                Educational Facilities
                Authority Revenue
                (Berklee College
                of Music),
                2.63%, 10/1/27, (MBIA
                Insured) (b)

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SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
  11,500,000    State Health &                                  $   11,500,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program),
                2.66%, 12/1/29, (LOC
                State Street B&T) (b)
   6,820,000    State Health &                                       6,820,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program),
                2.82%, 1/1/35, (MBIA
                Insured) (b)
   1,900,000    State Water                                          1,900,000
                Resources Authority,                            --------------
                2.70%, 4/1/28,
                (AMBAC Insured) (b)

                                                                    22,620,000
                                                                --------------

MICHIGAN - 1.82%
   3,000,000    Detroit GO,                                          3,033,084
                5.00%, 4/1/06, (MBIA
                Insured)
     300,000    Kent Hospital Finance                                  300,000
                Authority Revenue
                (Spectrum Health),
                2.74%, 1/15/26, (MBIA
                Insured) (b)
   2,615,000    Northern Michigan                                    2,615,000
                University Revenue
                Bonds, 2.80%, 6/1/31,
                (FGIC Insured) (b)
     585,000    State Strategic Fund                                   585,000
                (Clark Retirement),                             --------------
                2.74%, 6/1/31, (LOC
                Fifth Third Bank) (b)

                                                                     6,533,084
                                                                --------------

MINNESOTA - 2.62%
     693,000    Arden Hills Housing &                                  693,000
                Healthcare Facilities
                Revenue,
                2.85%, 9/1/29, (LOC
                U.S. Bank) (b)
   1,365,000    Midwest Consortium of                                1,365,000
                Minneapolis Municipal
                Utilities, 2.76%, 1/1/25,
                (LOC U.S. Bank) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
     800,000    Minneapolis Revenue                             $      800,000
                (Catholic Charities
                Projects),
                2.74%, 11/1/16, (LOC
                Wells Fargo Bank) (b)
   1,200,000    Minnetonka MFHR                                      1,200,000
                (Minnetonka Hills
                Apartments),
                2.74%, 11/15/31,
                (FNMA Insured) (b)
     900,000    State Higher Education                                 900,000
                Facilities Authority
                Revenue (St. Olaf
                College), 2.80%,
                10/1/20, (LOC Harris
                Trust & Savings
                Bank) (b)
   1,400,000    State Higher Education                               1,400,000
                Facilities Authority
                Revenue (St. Olaf
                College), 2.80%,
                10/1/30, (LOC Harris
                Trust & Savings
                Bank) (b)
   3,000,000    State School Districts                               3,028,809
                Tax & Aid Anticipation                          --------------
                Borrowing Program
                Certificates,
                4.00%, 9/12/06,
                (School District Credit
                Program Insured)

                                                                     9,386,809
                                                                --------------

MISSISSIPPI - 0.14%
     500,000    Jackson County PCR,                                    500,000
                2.80%, 6/1/23, (Obligor                         --------------
                Chevron Texaco
                Corp.) (b)

MISSOURI - 0.61%
     695,000    State Development                                      695,000
                Finance Board Lease
                Revenue (Associated
                Municipal Utilities
                Lease), 2.85%, 6/1/33,
                (LOC U.S. Bank) (b)
   1,000,000    State Health &                                       1,000,000
                Educational Facilities
                Authority,
                2.80%, 11/1/32, (LOC
                Bank of America) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
     500,000    State Health &                                  $      500,000
                Educational Facilities                          --------------
                Authority Revenue
                (Bethesda Health
                Group), 2.85%, 8/1/31,
                (LOC U.S. Bank) (b)

                                                                     2,195,000
                                                                --------------

MONTANA - 0.15%
     550,000    Forsysth PCR (Pacificorp                               550,000
                Project), 3.02%, 1/1/18,                        --------------
                (LOC JP Morgan Chase
                Bank) (b)

NEBRASKA - 1.65%
   3,600,000    Lancaster County                                     3,600,000
                Hospital Authority
                Health Facilities
                Revenue (Immanuel),
                2.84%, 7/1/30, (LOC
                LaSalle Bank) (b)
   2,300,000    State Educational                                    2,300,000
                Finance Authority                               --------------
                Revenue,
                2.80%, 3/1/33, (LOC
                U.S. Bank) (b)

                                                                     5,900,000
                                                                --------------

NEVADA - 1.40%
   5,000,000    Director State                                       5,000,000
                Department Business &                           --------------
                Industry (Nevada Cancer
                Institute), 2.75%,
                12/1/33, (LOC Bank of
                America) (b)

NEW JERSEY - 3.09%
   2,700,000    State Health Care                                    2,700,000
                Facilities Financing
                Authority Revenue,
                Series A, 2.72%,
                7/1/31, (LOC Wachovia
                Bank) (b)
   3,325,000    State Sports &                                       3,325,000
                Exposition Authority
                Contract,
                2.75%, 9/1/24, (MBIA
                Insured) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   5,000,000    State Tax & Revenue                             $    5,044,330
                Anticipation Notes,                             --------------
                4.00%, 6/23/06, (LOC
                JP Morgan Chase Bank)
                                                                    11,069,330
                                                                --------------

NEW YORK - 3.38%
   4,250,000    Metropolitan                                         4,250,000
                Transportation
                Authority,
                2.69%, 11/1/26,
                (AMBAC Insured) (b)
   3,285,000    New York City GO,                                    3,285,000
                2.78%, 8/15/09, (MBIA
                Insured) (b)
     900,000    New York City GO,                                      900,000
                2.78%, 8/15/11, (MBIA
                Insured) (b)
     300,000    New York City GO,                                      300,000
                2.80%, 8/1/18, (LOC JP
                Morgan Chase Bank) (b)
   2,400,000    New York City                                        2,400,000
                Municipal Water
                Finance Authority
                Revenue, 2.80%,
                6/15/23, (FGIC
                Insured) (b)
     985,000    State Local Government                                 985,000
                Assistance Corp.,                               --------------
                2.69%, 4/1/25, (LOC
                Bank of Nova Scotia) (b)

                                                                    12,120,000
                                                                --------------

NORTH CAROLINA - 0.28%
   1,000,000    State Medical Care                                   1,000,000
                Community Hospital                              --------------
                Revenue (Pooled
                Financing Project),
                2.85%, 10/1/13, (LOC
                First Union National
                Bank) (b)

NORTH DAKOTA - 0.23%
     830,000    Ward County Health                                     830,000
                Care Facilities Revenue                         --------------
                (Trinity Group),
                2.85%, 7/1/29, (LOC
                U.S. Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================


Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
OHIO - 5.64%
   7,000,000    Cleveland Income                                $    7,000,000
                Tax Revenue,
                2.63%, 5/15/24,
                (AMBAC Insured) (b)
   5,150,000    Franklin County                                      5,150,000
                Hospital Revenue
                (OhioHealth),
                2.75%, 12/1/28, (LOC
                National City Bank) (b)
   7,500,000    University of Toledo                                 7,500,000
                General Receipts Bonds,
                2.80%, 6/1/32, (FGIC
                Insured) (b)
     545,000    Warren County Health                                   545,000
                Care Facilities Revenue                         --------------
                (Otterbein Homes
                Project), 2.82%, 7/1/23,
                (LOC Fifth Third
                Bank) (b)

                                                                    20,195,000
                                                                --------------

SOUTH DAKOTA - 1.73%
   6,200,000    Lawrence County PCR                                  6,200,000
                (Homestake Mining                               --------------
                Co.), 2.85%, 7/1/32,
                (LOC JP Morgan Chase
                Bank) (b)

TENNESSEE - 1.44%
   2,100,000    Metropolitan                                         2,100,000
                Government Nashville &
                Davidson County IDR,
                2.68%, 11/1/33, (LOC
                Freddie Mac) (b)
   3,000,000    Tennergy Corp. Gas                                   3,042,650
                Revenue,                                        --------------
                5.00%, 6/1/06, (MBIA
                Insured)

                                                                     5,142,650
                                                                --------------

TEXAS - 6.33%
   3,750,000    Aldine Independent                                   3,750,000
                School District,
                2.75%, 6/15/28, (PSF
                Insured) (b)


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
   2,600,000    Austin County Industrial                        $    2,600,000
                Development
                Corporation,
                2.75%, 12/1/14, (LOC
                JP Morgan Chase
                Bank) (b)
   4,200,000    Bexar County Housing                                 4,200,000
                Financial Authority,
                2.78%, 9/15/26, (FNMA
                Insured) (b)
   2,000,000    Splendora Higher                                     2,000,000
                Education Facilities
                Revenue,
                2.76%, 12/1/26, (LOC
                Wells Fargo Bank) (b)
  10,000,000    State Tax & Revenue                                 10,133,233
                Anticipation Notes,                             --------------
                4.50%, 8/31/06

                                                                    22,683,233
                                                                --------------

UTAH - 2.06%
   2,800,000    Duchesne School                                      2,800,000
                District Municipal
                Building Authority Lease
                Revenue, 2.81%,
                6/1/21, (LOC U.S.
                Bank) (b)
   2,105,000    Salt Lake City                                       2,105,000
                Revenue (Valley Mental
                Health Project),
                2.76%, 12/1/21, (LOC
                Wells Fargo Bank) (b)
     805,000    Sanpete County School                                  805,000
                Facilities Revenue
                (Wasatch Academy),
                2.81%, 8/1/28, (LOC
                U.S. Bank) (b)
   1,670,000    South Jordan Municipal                               1,670,000
                Building Authority Lease                        --------------
                Revenue,
                2.76%, 2/1/29, (LOC
                BNP Paribas) (b)

                                                                     7,380,000
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
VIRGINIA - 0.68%
     885,000    Alexandria IDA (Pooled                          $      885,000
                Loan Project),
                2.75%, 7/1/26, (LOC
                Bank of America) (b)
   1,550,000    Roanoke County                                       1,550,000
                Industrial Development                          --------------
                Authority Healthcare
                Facilities Revenue
                (Friendship Manor Inc.),
                2.75%, 10/1/15, (LOC
                Wachovia Bank) (b)

                                                                     2,435,000
                                                                --------------

WASHINGTON - 6.31%
   8,530,000    Seattle Water                                        8,530,000
                Systems Revenue,
                2.61%, 3/1/32, (LOC
                Bayerische
                Landesbank) (b)
   2,200,000    Snohomish County                                     2,200,000
                Public Utility,
                2.74%, 12/1/19, (FSA
                Insured) (b)
   5,185,000    State Health Care                                    5,185,000
                Facilities Revenue
                (Empire Health Services),
                2.74%, 11/1/23, (LOC
                U.S. Bank) (b)
   5,195,000    State Housing &                                      5,195,000
                Finance Commission
                Nonprofit Revenue
                (Overlake School
                Project),
                2.76%, 10/1/29, (LOC
                Wells Fargo Bank) (b)
     885,000    State Public Power                                     885,000
                Supply, 2.73%, 7/1/12,
                (MBIA Insured) (b)
     600,000    State Public Power                                     600,000
                Supply, 2.74%, 7/1/17,                          --------------
                (LOC Bank of
                America) (b)

                                                                    22,595,000
                                                                --------------


 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
WISCONSIN - 2.08%
   1,400,000    State Health &                                  $    1,400,000
                Educational Facilities
                Authority Revenue
                (Divine Savior
                Healthcare),
                2.76%, 5/1/32, (LOC
                U.S. Bank) (b)
   3,500,000    State School Districts                               3,543,501
                Cash Flow Management
                Program Certificates of
                Participation, Series A-1,
                4.25%, 9/20/06, (LOC
                U.S. Bank)
   2,500,000    State School Districts                               2,502,807
                Cash Flow Management                            --------------
                Program Certificates of
                Participation, Series B-1,
                3.50%, 11/1/05, (LOC
                U.S.Bank)

                                                                     7,446,308
                                                                --------------

WYOMING - 0.28%
   1,000,000    Sweetwater County                                    1,000,000
                PCR (Pacificorp Project),                       --------------
                3.02%, 1/1/14, (LOC
                U.S. Bank) (b)

TOTAL MUNICIPAL BONDS                                              342,151,933
(Cost $342,151,933)                                             --------------

COMMERCIAL PAPER - 5.67%
CALIFORNIA - 1.40%
   5,000,000    State Infrastructure &                               5,000,000
                Economic Development,                           --------------
                2.75%, 2/8/06, (LOC
                Bank of America)

FLORIDA - 2.04%
   4,000,000    Intermountain Power,                                 4,000,000
                2.55%, 10/6/05, (LOC
                JP Morgan Chase Bank)
   3,300,000    Pinellas County                                      3,300,000
                Education Authority                             --------------
                Revenue,
                2.60%, 11/1/05, (LOC
                Wachovia Bank)

                                                                     7,300,000
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                             VALUE
------------                                                    --------------
LOUISIANA - 2.23%
   8,000,000    State Public Facilities                         $    8,000,000
                Authority,                                      --------------
                2.65%, 11/8/05,
                (AMBAC Insured)

TOTAL COMMERCIAL PAPER                                              20,300,000
(Cost $20,300,000)                                              --------------

INVESTMENT COMPANIES - 0.13%
     456,970    Federated Tax Exempt                                   456,970
                Money Market Fund                               --------------

TOTAL INVESTMENT COMPANIES                                             456,970
(Cost $456,970)                                                 --------------

TOTAL INVESTMENTS                                                  362,908,903
(COST $362,908,903) (a) - 101.35%

LIABILITIES IN EXCESS OF OTHER                                      (4,831,610)
ASSETS - (1.35)%                                                --------------

NET ASSETS - 100.00%                                            $  358,077,293
                                                                ==============

(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2005. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of Tamarack Funds Trust

--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the portfolios of Tamarack Funds Trust, which include Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund (collectively, the "Funds") as of September 30, 2005, the related statements of operations for the year then ended and the statements of changes in net assets for the year ended September 30, 2005, for the period from August 1, 2004 through September 30, 2004 and for the year ended July 31, 2004. We have audited the financial highlights for the year ended September 30, 2005, for the period from August 1, 2004 through September 30, 2004 and for the years ended July 31, 2004 and July 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for periods ended prior to July 31, 2003, were audited by other auditors whose report, dated August 30, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2005, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 21, 2005

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (64)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------
LESLIE H. GARNER JR. (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

RONALD JAMES (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

JOHN A. MACDONALD (56)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

H. DAVID RYBOLT (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

WILLIAM B. TAYLOR (60)
POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant (2003-present); Partner (until 2003) Ernst & Young LLP.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

JAY H. WEIN (73)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (42)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (44)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

DAVID P. LUX (50)
POSITION HELD WITH FUND: Chief Financial Officer; Since September, 2005 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Controller, Tamarack Funds, November 2004-September 2005, Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher Fixed Income Group (1995-2003).

--------------------------------------------------------------------------------

MARTIN A. CRAMER (55)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds (2001-2003).

--------------------------------------------------------------------------------

MONICA P. VICKMAN (35)
POSITION HELD WITH FUND: Secretary; since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Associate General Counsel, RBC Dain Rauscher (2004-present); Counsel, Allianz Life (2002-2004); Associate Counsel, American Express Financial Advisors (1996-2002)

--------------------------------------------------------------------------------

JOHN M. HUBER (37)
POSITION HELD WITH FUND: Chief Investment Officer (2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer Fixed Income, Voyageur Asset Management (2004-Present); Galliard Capital Management, Principal and Senior Portfolio Manager (1995-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

As a shareholder of the Tamarack Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                   BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                     4/1/05           9/30/05        4/1/05 -- 9/30/05     4/1/05 -- 9/30/05
                                 -------------     -------------     -----------------     -----------------
Prime Money Market Fund           $  1,000.00       $  1,012.30           $  4.04                 0.80%
U.S. Government Money
  Market Fund                        1,000.00          1,012.20              3.83                 0.76%
Tax-Free Money Market
  Fund                               1,000.00          1,008.70              3.52                 0.70%
Institutional Prime Money
  Market Fund                        1,000.00          1,015.00              1.36                 0.27%
Institutional Tax-Free Money
  Market Fund                        1,000.00          1,010.80              1.36                 0.27%

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                   BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                                 ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                     4/1/05           9/30/05        4/1/05 -- 9/30/05     4/1/05 -- 9/30/05
                                 -------------     -------------     -----------------     -----------------
Prime Money Market Fund           $  1,000.00       $  1,021.06           $  4.05                 0.80%
U.S. Government Money
  Market Fund                        1,000.00          1,021.26              3.85                 0.76%
Tax-Free Money Market
  Fund                               1,000.00          1,021.56              3.55                 0.70%
Institutional Prime Money
  Market Fund                        1,000.00          1,023.71              1.37                 0.27%
Institutional Tax-Free Money
  Market Fund                        1,000.00          1,023.71              1.37                 0.27%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                     [PHOTO]

















                                                               ---------------
Tamarack Funds                                               |     PRSRT STD   |
100 South 5th Street                                         |   U.S. POSTAGE  |
Minneapolis, MN 55402-1250                                   |       PAID      |
                                                             | PERMIT NO. 100  |
                                                             | MINNEAPOLIS, MN |
800-934-6674                                                   ---------------
www.TamarackFunds.com










TF AR 9/05 TAMARACK DISTRIBUTORS INC.
535347 (9/05)

TAMARACK FUNDS
Annual Report                                                 September 30, 2005









                                     [PHOTO]









GOVERNMENT INCOME FUND

QUALITY FIXED INCOME FUND

TAX-FREE INCOME FUND












                                                           [LOGO] TAMARACK FUNDS

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. Fixed income funds are benchmarked against various Lehman Brothers Bond Indices, which show only the performance of the underlying fixed income securities, rather than of a comparable fund that would be available to an average investor.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2706; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Shareholder Letter ......................................................   1
Letter from the CIO of Fixed Income .....................................   2
Fixed Income Portfolio Managers .........................................   3
Performance Summary .....................................................   5
Government Income Fund
- Management Discussion and Analysis ....................................   7
Quality Fixed Income Fund
- Management Discussion and Analysis ....................................   9
Tax-Free Income Fund
- Management Discussion and Analysis ....................................  11
Financial Statements
- Statements of Assets and Liabilities ..................................  14
- Statements of Operations ..............................................  16
- Statements of Changes in Net Assets ...................................  17
Financial Highlights ....................................................  20
Notes to Financial Statements ...........................................  23
Schedules of Portfolio Investments ......................................  33
Notes to Schedules of Portfolio Investments .............................  43
Report of Independent Registered Public Accounting Firm .................  44
Management ..............................................................  45
Share Class Information .................................................  48
Supplemental Information ................................................  49

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders

--------------------------------------------------------------------------------

This report presents the results for the Tamarack Government Income, Quality Fixed Income and Tax-Free Income Funds for the year ended September 30, 2005. In addition to the returns for your particular Fund(s), this report provides information as to how your Fund(s) performed versus its benchmark(s) and its peers. We have also included commentary from members of our fixed income portfolio team. This commentary shares with you our view as to what has happened in the fixed income market over the last year, and how it has affected investors. We hope you will find this information helpful. This report also includes footnotes describing the policies and procedures followed by the Tamarack Funds in managing the assets entrusted to us by you and your fellow shareholders. While we have endeavored to make these footnotes as informative and easy-to-read as possible, we understand that this report contains a great deal of information. We do encourage you to read this important information and to contact us at 1-800-422-2766 if you have any questions.

We believe that maintaining a diversified portfolio (encompassing both bonds and equities) and investing with a long-term perspective are important components of success for any prudent investor. All of the members of the Tamarack Funds team value the trust you have placed in us. Please remember that information regarding the Tamarack Funds, including performance and daily prices is available on our website www.tamarackfunds.com. A two-page fact sheet on each fund, including performance and portfolio characteristics, is also available quarterly on the website. This quarterly snapshot provides updated information between the annual and semi-annual reporting periods. Please visit the website or contact us at the Funds' toll-free number (1-800-422-2766) for any questions regarding your Fund(s).

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President, Tamarack Funds

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

--------------------------------------------------------------------------------

The Financial Markets have produced solid returns in the face of several challenges during the past year. Equity market double digit returns and fixed income returns approaching 3% have surprised many market participants. Volatility remained largely subdued in the face of many potential shocks. Tighter monetary policy, terrorist attacks, $65/barrel oil, budget deficits, Greenspan's pending departure from the Federal Reserve (Fed), natural disasters and an ongoing war in the Middle East were somewhat ignored by investors. Strong earnings reports, continued economic growth and a Republican presidential victory were primary drivers supporting the equity markets.

While positive, fixed income returns hit a ceiling due to a flattening yield curve environment, although the market (specifically intermediate/longer maturities) had largely discounted the move to higher short-term rates. The Fed raised interest rates for the first time just over fifteen months ago with an increase of 25 basis points. At that point in time, the Fed Funds rate was a very low 1%. Since then, the Fed has consistently raised the Fed Funds rate 10 additional times by the same amount leading to the current rate of 3.75%. At this level, the Fed has given no indication that their present policy of raising rates is about to change. In fact, market expectations suggest a high probability of at least two more rate hikes.

The flattening of the yield curve over the past fifteen months and especially within the last two quarters has led to a lot of discussion about the possibility of an inversion of the yield curve. An inversion of the curve occurs when short-term rates are higher than long-term rates. Curve inversions are rare, having happened only seven times since the 1960s. Why is it important to determine if the yield curve will invert? Because when the yield curve does invert, it has generally proven to be statistically accurate as a predictor of negative economic growth within four to six quarters after the inversion occurs. In fact, negatively sloped yield curves have predicted six recessions since the 1960s with only one "false" signal.

Will the curve invert during the current economic cycle? Assuming long-term rates remain unchanged, another 1% increase in the Federal Funds rate by the Fed would do it. Also, history shows a tendency by the Fed to "overdo" their response to excess liquidity or future inflation prospects by raising short-term interest rates "too high." So there is a very real possibility that short-term yields will end up exceeding long-term yields.

If an inversion does happen, will it cause much slower economic growth as it has done in the past? Can we assume that "things will be different" this time, if the curve inverts? As money managers, we always need to consider the possibility. There is some reason to believe that this recent cycle has been different. Usually, long rates rise instead of fall when the Fed is raising short-term rates, which clearly has not occurred. Also, the Fed raising short-term interest rates usually causes credit availability to become tight. So far, there is little evidence of this happening either.

More recently, long term interest rates have moved sharply higher during September and October 2005 as renewed inflationary fears overwhelmed near term economic concerns related to Hurricanes Katrina and Rita. It remains to be seen whether or not rebuilding activity related to the recent natural disasters provides a potential spark to the US economy in early 2006. At some point in the future, margins and ultimately earnings will be negatively impacted by tighter monetary policy. In addition, the supply and demand of U.S. Government debt is an ongoing concern for our fixed income investment team. Speculative investing, shareholder enhancement activity (such as mergers and acquisitions or leveraged buy-outs) and increased risk taking are also potential sources of additional problems. That said, interest rates have moved higher and the U.S. Economy and its workforce have historically proved resilient and flexible. With yields on a diversified fixed income portfolio hovering near 5% -- many investors will continue to rightly include bonds as a core portion of their investment portfolio. We believe the fixed income market will have positive returns in the fiscal year ahead with potential price appreciation available if economic growth is slower than current market expectations.

/s/ John Huber

John Huber
Chief Investment Officer, Fixed Income Funds
Tamarack Funds

                                    [PHOTO]

================================================================================
FIXED INCOME PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management, the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the fixed income funds. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's fixed income funds team are:

--------------------------------------------------------------------------------

JOHN M. HUBER, CFA
CHIEF INVESTMENT OFFICER -- FIXED INCOME
John Huber is Voyageur's Chief Investment Officer of Fixed Income. His responsibilities include overseeing and directing Voyageur's fixed income division. He also serves as the Chief Investment Officer of Fixed Income for the Tamarack Funds, a family of three fixed income funds and five money market funds. John joined Voyageur from Galliard Capital Management where he was a Principal and Senior Portfolio Manager, responsible for the firm's total return fixed income effort. Prior to working for Galliard, John was a Portfolio Manager for Norwest Investment Management. John managed several Wells Fargo Funds including the Wells Fargo Stable Income Fund, which he guided to over $1 billion in assets and a four star rating from Morningstar during his tenure. John, a 15-year industry veteran, received his BA from the University of Iowa and his MBA in Finance from the University of Minnesota, Carlson School of Management. John is a CFA charterholder and a member of the Twin Cities Society of Security Analysts.

--------------------------------------------------------------------------------

RAYE C. KANZENBACH, CFA
SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
Raye Kanzenbach is the Senior Portfolio Manager for portfolios which invest in tax-exempt securities. Raye has been with Voyageur and its predecessor firm, Insight Investment Management, since 1983. He has been in the investment industry since 1973. Raye received his MBA from the University of Michigan, his BA from Lawrence University and is a CFA charterholder.

--------------------------------------------------------------------------------

JAMES A. NORUNGOLO, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
James Norungolo's management emphasis is on core duration portfolios. He specializes in the corporate bond sector, and also lends the Voyageur taxable fixed income team his strength in asset-backed securities. James has been with Voyageur since 1993 and has been in the investment industry since 1987. James received his BA from the University of Virginia and is a CFA charterholder.

--------------------------------------------------------------------------------

SCOTT CABALKA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Scott Cabalka is responsible for all trading in the taxable portfolios of the Tamarack Money Market Funds. In addition, he oversees the approved issuer list for the Tamarack Funds. Scott has been with Voyageur and its predecessor firm, Insight Investment Management, since 1993. He has been in the investment industry since 1980. Scott received his MBA and BS from the University of Minnesota.

================================================================================
FIXED INCOME PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

RANDAL W. HARRISON, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Randy Harrison's areas of expertise are the mortgage-backed and commercial mortgage-backed securities markets. Randy has been with Voyageur since 1993 and has been in the investment industry since 1990. Randy received his MBA from the University of Iowa, his BS from Miami University (Ohio) and is a CFA charterholder.

--------------------------------------------------------------------------------

STEVEN P. ELDREDGE, CFA
MANAGING DIRECTOR, CLIENT PORTFOLIO MANAGER
Steven Eldredge utilizes his 25 plus years of experience in the fixed income industry to help lead Voyageur's fixed income portfolio management effort. Steve has an extensive background in both the taxable and tax-exempt markets providing him with a unique set of experiences to draw upon. Prior to joining Voyageur in 1995, Steve was Chief Operating Officer for the ABT Mutual Fund family. Steve began his career in the investment industry in 1978 as a portfolio manager for a bank holding company in Florida. Steve received his BA in Finance from the University of Central Florida. He is a CFA charterholder and member of the CFA Society of Minnesota.

--------------------------------------------------------------------------------

TODD BRUX, CFA
DIRECTOR OF PORTFOLIO ANALYTICS
Todd Brux, Voyageur's Director of Portfolio Analytics, is responsible for supporting all analytical needs of the firm's fixed income department. His focus is on data integrity, valuation, historical analysis, statistical analysis, risk measurement, relative value analysis and portfolio analysis. Todd serves in a critical role that is integrated with Voyageur's portfolio management process. Prior to joining Voyageur in 2004, Todd was with GMAC RFC from March 2004 to October 2004 where he served as Head Trader of their mortgage strategy; prior to that, he was a Senior Investment Analyst at Galliard Capital Management from September 1999 to March 2004. Todd, an 11-year industry veteran, is a CFA charterholder and received his BA from the University of Wisconsin-Madison with a double major in Economics and Political Science.

================================================================================
PERFORMANCE SUMMARY
================================================================================

Total Returns as of September 30, 2005

--------------------------------------------------------------------------------

TAMARACK GOVERNMENT INCOME FUND

                                                                                                SINCE
                                                   1 YEAR   3 YEAR   5 YEAR   10 YEAR        INCEPTION (a)
                                                   ------   ------   ------   -------        -------------
Class A (d)
   -  At Net Asset Value                            1.12%    1.82%    4.94%    5.05%             5.49%
   -  Including Maximum Sales Charge of 3.75%      -2.70%    0.53%    4.15%    4.65%             5.21%
Class C (e)
   -  At Net Asset Value                            0.30%    1.05%    4.15%    4.27%             4.70%
   -  Including Contingent Deferred
      Sales Charge of 1.00%                        -0.67%    1.05%    4.15%    4.27%             4.70%
Class I (d)                                         1.32%    2.10%    5.20%    5.31%             5.80%
Class R (e)                                         0.74%    1.56%    4.67%    4.79%             5.22%
Class S (f)                                         1.30%    2.05%    5.17%    5.30%             5.79%
LB Intermediate Gov't Index*                        1.31%    2.23%    5.51%    5.78%             6.46%

--------------------------------------------------------------------------------

TAMARACK QUALITY FIXED INCOME FUND

                                                                                                SINCE
                                                   1 YEAR        3 YEAR        5 YEAR        INCEPTION (b)
                                                   ------        ------        ------        -------------
Class A (d)
   -  At Net Asset Value                            2.48%         3.33%         5.19%            4.94%
   -  Including Maximum Sales
      Charge of 3.75%                              -1.36%         2.02%         4.39%            4.32%
Class C (e)
   -  At Net Asset Value                            1.79%         2.59%         4.42%            4.17%
   -  Including Contingent Deferred
      Sales Charge of 1.00%                         0.80%         2.59%         4.42%            4.17%
Class I (d)                                         2.84%         3.62%         5.47%            5.20%
Class R (e)                                         2.23%         3.07%         4.93%            4.68%
Class S (f)                                         2.73%         3.59%         5.45%            5.19%
LB U.S. Aggregate Bond Index*                       2.80%         3.96%         6.62%            6.15%

--------------------------------------------------------------------------------

TAMARACK TAX-FREE INCOME FUND

                                                                                                SINCE
                                                   1 YEAR   3 YEAR   5 YEAR   10 YEAR        INCEPTION (c)
                                                   ------   ------   ------   -------        -------------
Class A (g)
   -  At Net Asset Value                            1.27%    2.41%    4.88%    4.74%             6.40%
   -  Including Maximum Sales
      Charge of 3.75%                              -2.50%    1.12%    4.08%    4.34%             6.24%
Class C (g)
   -  At Net Asset Value                            0.54%    1.66%    4.11%    3.96%             5.61%
   -  Including Contingent Deferred
      Sales Charge of 1.00%                        -0.41%    1.66%    4.11%    3.96%             5.61%
Class R (g)                                         1.01%    2.15%    4.62%    4.48%             6.14%
Class S                                             1.52%    2.67%    5.15%    5.00%             6.66%
LB Municipal Bond Index*                            4.05%    4.18%    6.34%    6.06%             8.20%

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO MOST RECENT MONTH-END GO TO WWW.TAMARACKFUNDS.COM.
*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly into indices.

================================================================================
PERFORMANCE SUMMARY
================================================================================

(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b) The since inception date (commencement of operations) of the Fund is May 10, 1999.
(c) The since inception date (commencement of operations) of the Fund is February 22, 1980.
(d) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of Government Income Fund includes the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Government Income Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waiver/expense reimbursements (which, if excluded, would cause performance to be lower).
(e) The since inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(f) The since inception date for Class S shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S.
(g) The since inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Fixed income investors enjoyed positive total returns over the past year as a volatile and flattening yield curve environment could not overwhelm the market's positive income characteristics. Interest rates increased nearly 2% on the short end (3-6 months) of the yield curve while long interest rates (10-30 years) remained very stable. Short rates moved in lockstep with hawkish Federal Reserve monetary policy while those same actions calmed long-term bond investor's inflationary fears. Two-year Treasury yields began the year at 2.60% and ended the period with a yield of 4.17%. In contrast, Thirty-year Treasury yields began the year with a 4.89% yield and ended the period with a rate of 4.57%. While a flattening yield curve was broadly anticipated by most investment professionals, many investors were surprised by the resiliency on the long end of the curve. The taxable broad market returned 2.80% over the past four quarters while tax-exempt investors enjoyed a 4% return environment. Most sectors within the fixed income market outperformed Treasury securities with similar maturities although Baa/BBB rated issues endured a difficult return environment. Meanwhile, the high yield market continued to perform admirably in the face of many challenges. High yield returns exceeded 6% over the past twelve months buoyed by continued strong earnings and robust demand. Within the tax-exempt market, lower rated revenue obligations and longer maturity issues significantly outperformed higher quality, shorter dated instruments.

--------------------------------------------------------------------------------

FUND PERFORMANCE

The Tamarack Government Income Fund's return outperformed its peer group and closely tracked its benchmark over the past year. The Fund's A Shares returned 1.12% versus 0.91% for the median return within the Lipper Short/Intermediate Government Category and 1.31% for its benchmark, the Lehman Intermediate Government Index. The index includes no expenses or taxes and is not available for purchase by an individual investor. The Fund's strong historical performance places it in the top quartile of mutual funds within its peer group over the past five years. Relative out-performance was generated primarily through the Fund's yield advantage versus its peer group. Fund returns benefited from an overweighting in high-quality mortgage securities versus lower yielding Treasury and Agency securities.

--------------------------------------------------------------------------------

MARKET OUTLOOK

In the year ahead, the market will have a more difficult task ignoring the myriad risks we are currently facing. Long-term interest rates moved up sharply during October 2005, as renewed inflationary fears overwhelmed near term economic concerns related to Hurricanes Katrina and Rita. Whether or not the recent disasters provide a potential spark to the US economy in early 2006, we have yet to see the full economic impact of continued monetary policy tightening since the summer of 2004. In addition, the supply and demand of U.S. Government debt should be a real concern for fixed income investors. The U.S. Treasury must continue to rely on foreign buying to absorb the costs of reconstruction and the ongoing military campaign in Iraq. Otherwise, rates may continue their upward path regardless of potential inflationary risks. With yields on a diversified fixed income portfolio hovering near 5%, many investors will continue to rightly include bonds as a core portion of their investment portfolio. We believe the fixed income market should have positive returns in the year ahead with potential price appreciation available if economic growth is slower than current market expectations.

                                    [PHOTO]

                            RANDAL W. HARRISON, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Relatively high current income consistent with relative stability of principal and safety

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Intermediate Government Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)

            [PIE CHART]                    U.S. TREASURY INFLATION
                                             PROTECTION BONDS               7.6%
U.S. GOVERNMENT                            COLLATERALIZED MORTGAGE
  AGENCY OBLIGATIONS               63.2%     OBLIGATIONS                    6.2%
ASSET BACKED SECURITIES             9.9%   CASH EQUIVALENTS                 2.9%
U.S. TREASURY NOTES                 8.2%   MUNICIPAL BONDS                  2.0%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)

U.S. Treasury Inflation Protected          FNMA 4.63%, 12/01/11            3.55%
  Bond, 2.00%, 07/15/14            7.66%   Small Business Administration,
U.S. Treasury Note,                          3.88%, 01/25/30               3.50%
  4.13%, 05/15/15                  6.38%   Nomura Asset Acceptance Corp.,
Freddie Mac, 5.00%, 12/01/17       4.81%     4.09%, 02/25/35               2.75%
FNMA 4.50%, 10/01/13               4.52%   FNMA 4.64%, 07/01/33            2.72%
FNMA 4.30%, 03/01/33               4.48%   FNMA 5.76%, 12/25/11            2.63%

*A listing of all portfolio holdings can be found beginning on page 33.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

                                                      LEHMAN BROTHERS
                                                       INTERMEDIATE
                                                        GOVERNMENT
                                       CLASS A             INDEX
                                       -------        ---------------
                      9/30/1995        $ 9,625            $10,000
                      3/31/1996          9,817             10,264
                      9/30/1996          9,990             10,510
                      3/31/1997         10,142             10,751
                      9/30/1997         10,646             11,333
                      3/31/1998         11,042             11,759
                      9/30/1998         11,685             12,536
                      3/31/1999         11,690             12,532
                      9/30/1999         11,695             12,634
                      3/31/2000         11,838             12,835
                      9/30/2000         12,378             13,419
                      3/31/2001         13,221             14,370
                      9/30/2001         13,918             15,146
                      3/31/2002         13,807             15,085
                      9/30/2002         14,924             16,423
                      3/31/2003         15,251             16,736
                      9/30/2003         15,391             16,997
                      3/31/2004         15,682             17,336
                      9/30/2004         15,581             17,320
                      3/31/2005         15,494             17,241
                      9/30/2005         15,755             17,546

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Fixed income investors enjoyed positive total returns over the past year as a volatile and flattening yield curve environment could not overwhelm the market's positive income characteristics. Interest rates increased nearly 2% on the short end (3-6 months) of the yield curve while long interest rates (10-30 years) remained very stable. Short rates moved in lockstep with hawkish Federal Reserve monetary policy while those same actions calmed long-term bond investor's inflationary fears. Two-year Treasury yields began the year at 2.60% and ended the period with a yield of 4.17%. In contrast, Thirty-year Treasury yields began the year with a 4.89% yield and ended the period with a rate of 4.57%. While a flattening yield curve was broadly anticipated by most investment professionals, many investors were surprised by the resiliency on the long end of the curve. The taxable broad market returned 2.80% over the past four quarters while tax-exempt investors enjoyed a 4% return environment. Most sectors within the fixed income market outperformed Treasury securities with similar maturities although Baa/BBB rated issues endured a difficult return environment. Meanwhile, the high yield market continued to perform admirably in the face of many challenges. High yield returns exceeded 6% over the past twelve months buoyed by continued strong earnings and robust demand, although the downgrade of Ford and GMAC to high yield (junk) status was problematic for many investment grade fixed income investors. Within the tax-exempt market, lower rated revenue obligations and longer maturity issues significantly outperformed higher quality, shorter dated instruments.

--------------------------------------------------------------------------------

FUND PERFORMANCE

The Tamarack Quality Income Fund's return closely tracked its peers over the past year. The Fund's A Shares returned 2.48% versus 2.51% for the median fund within the Lipper Corporate Debt Funds A-Rated Category (the Fund's peer group) and 2.80% for the Fund's benchmark, the Lehman U.S. Aggregate Bond Index. The index includes no expenses or taxes and is not available for purchase by an individual investor. Solid performance was generated primarily through the Fund's yield advantage versus its peer group. Fund returns benefited from an overweighting in high-quality corporate and mortgage securities versus lower yielding Treasury and Agency securities. Throughout the year, we maintained average duration for the Fund at approximately the mid-point of its peer group.

--------------------------------------------------------------------------------

MARKET OUTLOOK

In the year ahead, the market will have a more difficult task ignoring the myriad risks we are currently facing. Long term interest rates have moved sharply higher since September 30, 2005 as renewed inflationary fears overwhelmed near term economic concerns related to Hurricanes Katrina and Rita. Whether or not the recent disasters provide a potential spark to the US economy in early 2006, we have yet to see the full economic impact of continued monetary policy tightening since the summer of 2004. At some point in the future, margins and ultimately corporate earnings will be negatively impacted by these factors. The U.S. Treasury must also continue to rely on foreign buying to finance the deficit. Otherwise, rates may continue their upward path regardless of potential inflationary risks. These may all negatively impact corporate debt offerings. That said, interest rates have moved higher before and the U.S. Economy and its workforce have historically proved resilient and flexible. With yields on a diversified fixed income portfolio hovering near 5%, many investors will continue to rightly include bonds as a core portion of their investment portfolio. We believe the fixed income market should have positive returns in the year ahead with potential price appreciation available if economic growth is slower than current market expectations.

                                    [PHOTO]

                            JAMES A. NORUNGOLO, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income and capital appreciation

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers U.S. Aggregate Bond Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS
EXCLUDING SECURITIES
LENDING COLLATERAL)

            [PIE CHART]                    MUNICIPAL BONDS                  5.8%
                                           COMMERCIAL MORTGAGE
U.S. GOVERNMENT                              BACKED SECURITIES              4.2%
  AGENCY OBLIGATIONS               36.0%   U.S. TREASURY NOTES              3.2%
CORPORATE BONDS                    27.1%   U.S. TREASURY INFLATION
COLLATERALIZED MORTGAGE                      PROTECTION BONDS               3.1%
  OBLIGATIONS                      11.0%   ASSET BACKED SECURITIES          1.5%
U.S. TREASURY BONDS                 7.3%   CASH EQUIVALENTS                 0.8%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)

U.S. Treasury Bond, 5.38%,                 Countrywide Alternative Loan
  02/15/31                         3.46%     Trust, 5.00%, 07/25/19        2.43%
FNMA 4.50%, 12/01/17               3.23%   FNMA 4.63%, 12/01/11            2.05%
U.S. Treasury Inflation Protection         FNMA 5.76%, 12/25/11            1.63%
  Bond, 2.00%, 07/15/14            3.16%   FNMA 5.50%, 06/01/23            1.47%
U.S. Treasury Note, 3.50%,                 JP Morgan Commercial
  02/15/10                         2.93%     Mortgage Finance Corp.,
U.S. Treasury Bond, 6.25%,                   6.51%, 10/15/35               1.35%
  08/15/23                         2.90%

*A listing of all portfolio holdings can be found beginning on page 35.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT SINCE INCEPTION

                                  [FLOW CHART]

                                                   LEHMAN BROTHERS
                                                   U.S. AGGREGATE
                                      CLASS A        BOND INDEX
                                      -------      ---------------
                       5/11/1999      $ 9,625         $10,000
                       9/30/1999        9,586           9,948
                       3/31/2000        9,794          10,155
                       9/30/2000       10,172          10,643
                       3/31/2001       10,950          11,428
                       9/30/2001       11,350          12,022
                       3/31/2002       11,078          12,039
                       9/30/2002       11,874          13,055
                       3/31/2003       12,157          13,445
                       9/30/2003       12,438          13,762
                       3/31/2004       12,730          14,172
                       9/30/2004       12,784          14,268
                       3/31/2005       12,826          14,335
                       9/30/2005       13,101          14,667

The graph reflects an initial investment of $10,000 since inception of 5/10/1999 and is based on Class A shares including the maximum sales charge of 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Fixed income investors enjoyed positive total returns over the past year despite a volatile environment and a flattening yield curve which left short-term and long-term rates not that far apart at the end of the fiscal year. During the period from January through September 30, 2005, yields on tax-exempt short maturities rose significantly while yields on tax-exempt longer maturities actually declined. For example, 2-year maturities rose in yield 0.74%, 5-year maturities rose 0.47%, 10-year maturities rose only 0.08%, and 25-year maturities declined 0.11%.

Shorter maturity interest rates have risen in sympathy with the rise in the Fed Funds rate engineered by the Federal Reserve. The overnight Fed Funds rate has risen this year from 2.25% to 3.75%, as of September 30, 2005. (In June 2004, the Fed Funds rate was only 1.00%.). This is normal at this stage of an economic expansion. But what is not normal is that long-term interest rates have not risen. Among the likely explanations is that there is an "excess" of global liquidity (especially from Asia), long-term interest rates are even lower in many other countries, and investors are confident that the Fed will take the necessary actions to keep inflation low.

The economy continued to perform reasonably well going into the hurricane catastrophes. Growth has been adequate, unemployment has declined, and inflation has been moderate. The magnitude of the economic effects of the two hurricanes is unknown. However, the rise in energy prices, which was exacerbated by the hurricanes, will likely both slow the economy and increase inflation. Although long-term rates for tax-exempt bonds have risen since September 2005, the yield differential between tax-exempt longer maturities and shorter maturities continues to shrink. Also, the yield pick-up available on lower-rated credits has significantly diminished during the fiscal year. So, lower rated bonds have actually outperformed highly rated bonds during this period.

--------------------------------------------------------------------------------

FUND PERFORMANCE

The Tamarack Tax-Free Fund's net performance of 1.27% (Class A) over the past year reflects the portfolio's higher quality focus and relative positioning on the yield curve versus its peers. The Fund's returns were limited by the portfolio's 40% overweight of intermediate maturity issues versus its peer group. The Lehman Municipal Bond Index returned 4.05% during the past year, but the 5 to 7 year portions of the Municipal Index have returned 1.45% and 2.03% respectively. The index includes no expenses or taxes and is not available for purchase by an individual investor. While shareholders did enjoy a positive return during the period, transaction activity was significantly limited by the substantial unrealized gains within the portfolio. We have been hesitant to quickly reposition the portfolio in either duration or along the yield curve and thus realize capital gains within the Fund given its tax minimization objective. Relative Fund performance has also been negatively impacted by the continued strong performance from lower quality issuers, specifically tobacco related issues, which we do not hold. The Fund is currently invested in securities over 90% of which are AA or higher, a significant difference from both our peer group and benchmark, which include many lower quality bonds. As interest rates have moved higher, we have continued to slowly restructure the Fund to take advantage of portions of the curve and attractively valued issuers that present relative value. While those opportunities are currently limited, we also don't want to take additional risk for our shareholders at a time when they aren't being compensated adequately through additional yield to take this additional credit risk. We

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

remain steadfast and committed to our high quality, balanced, fundamental investment philosophy in managing the Fund.

--------------------------------------------------------------------------------

MARKET OUTLOOK

The bond market faces a number of factors that could put upward pressure on interest rates. As usual, interest rates will be heavily affected by the rate of growth in the economy and the market's perception of the risk of inflation. Stronger growth and higher inflation would push interest rates up, and the converse would pull them lower. The cumulative impact of the increases in short-term interest rates engineered by the Fed over the past couple of years may have a slowing effect on the economy. But the remarkable resilience and flexibility of the U.S. economy could well result in continued economic strength in the coming year. It seems likely that with core inflation remaining relatively tame, any rise in interest rates is likely to be moderate. We believe that tax-exempt bonds are currently fairly valued relative to taxable bonds, and so are likely to perform in line with other bond markets. Bonds can provide a source of steady income, and if the economy should weaken, could also provide some price appreciation.

                                    [PHOTO]

                            RAYE C. KANZENBACH, CFA

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Municipal Bond Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                   [PIE CHART]

                      MUNICIPAL BONDS             98.6%
                      CASH EQUIVALENTS             1.4%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/05)
(% OF FUND'S NET ASSETS)

Cook County Township High                  State Health & Education Facilities
  School District,                           Authority (Partners Healthcare),
  5.50%, 12/01/19                  4.81%     Series C, 5.75%, 07/01/12     4.63%
Frisco Independent School                  Chicago, Series B,
  District, 6.50%, 08/15/15        4.72%     5.13%, 01/01/22               4.61%
Bridgeport, Series A,                      State Construction Loan,
  6.00%, 07/15/14                  4.68%     Series E, 5.38%, 01/01/17     4.58%
Foxborough Stadium Project,                Weld County School
  6.00%, 06/01/14                  4.64%     District, 5.50%, 12/01/19     4.52%
Hartland School District                   Seattle Water Systems,
  Construction, 6.00%, 05/01/20    4.63%     5.75%, 07/01/23               4.51%

*A listing of all portfolio holdings can be found beginning on page 41.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

                                                       LEHMAN BROTHERS
                                                          MUNICIPAL
                            CLASS A       CLASS S         BOND INDEX
                            -------       -------      ---------------
            9/30/1995       $ 9,625       $10,000          $10,000
            3/31/1996         9,848        10,241           10,288
            9/30/1996        10,096        10,512           10,604
            3/31/1997        10,298        10,736           10,848
            9/30/1997        10,919        11,398           11,560
            3/31/1998        11,286        11,796           12,010
            9/30/1998        11,735        12,280           12,567
            3/31/1999        11,836        12,401           12,755
            9/30/1999        11,494        12,058           12,480
            3/31/2000        11,664        12,252           12,745
            9/30/2000        12,054        12,677           13,250
            3/31/2001        12,797        13,474           14,137
            9/30/2001        13,142        13,855           14,628
            3/31/2002        13,093        13,821           14,676
            9/30/2002        14,245        15,056           15,935
            3/31/2003        14,329        15,164           16,127
            9/30/2003        14,778        15,658           16,556
            3/31/2004        15,070        15,987           17,072
            9/30/2004        15,109        16,048           17,317
            3/31/2005        15,030        16,002           17,527
            9/30/2005        15,300        16,292           18,019

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 3.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

                                                   TAMARACK         TAMARACK         TAMARACK
                                                  GOVERNMENT     QUALITY FIXED       TAX-FREE
                                                 INCOME FUND      INCOME FUND       INCOME FUND
                                                 -----------     -------------      -----------

ASSETS:
Investments, at market value (cost
  $7,086,549; $77,621,643 and
  $22,442,148, respectively)                     $ 7,005,161       $77,419,689     $23,863,681
Investment of Cash Collateral for Securities
  on Loan, at market value (cost
  $1,038,711; $11,581,187 and $-,
  respectively)                                    1,038,711        11,581,187               -
                                                 -----------       -----------     -----------
Total Investments                                  8,043,872        89,000,876      23,863,681
Interest and dividends receivable                     35,116           655,452         287,965
Cash                                                     117               165               -
Receivable for capital shares issued                  47,846             2,816               -
Receivable for investments sold                      147,518           811,349               -
Receivable from advisor                               13,796            11,096           3,289
Prepaid expenses                                      33,333            87,903          46,221
                                                 -----------       -----------     -----------
 Total Assets                                      8,321,598        90,569,657      24,201,156
                                                 -----------       -----------     -----------

LIABILITIES:
Distributions payable                                 19,860           275,031          72,306
Payable for capital shares redeemed                    1,079            72,119           1,762
Payable for investments purchased                    295,369         1,624,528               -
Payable upon return of securities on loan          1,038,711        11,581,187               -
Accrued expenses and other payables:
  Administration fees                                    576             6,418           2,002
  Distribution fees                                    2,915               792             122
  Other                                               26,836            51,972          23,237
                                                 -----------       -----------     -----------
   Total Liabilities                               1,385,346        13,612,047          99,429
                                                 -----------       -----------     -----------
   Net Assets                                     $6,936,252       $76,957,610     $24,101,727
                                                 ===========       ===========     ===========

NET ASSETS CONSIST OF:
Capital                                           $7,362,525       $79,825,103     $22,557,208
Undistributed net investment income (loss)              (898)         (132,467)             24
Accumulated net realized gains
  (losses) from investment transactions             (343,987)       (2,533,072)        122,962
Net unrealized appreciation (depreciation)
  on investments                                     (81,388)         (201,954)      1,421,533
                                                 -----------       -----------     -----------
Net Assets                                        $6,936,252       $76,957,610     $24,101,727
                                                 ===========       ===========     ===========

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                                   TAMARACK        TAMARACK         TAMARACK
                                                  GOVERNMENT     QUALITY FIXED      TAX-FREE
                                                 INCOME FUND      INCOME FUND      INCOME FUND
                                                 -----------     -------------     -----------
NET ASSETS:
Class A                                           $4,556,978       $ 1,187,920     $   170,684
Class I                                            2,350,841         2,511,269               -
Class C                                                3,298             3,390           3,345
Class R                                                9,425             8,825           3,366
Class S                                               15,710        73,246,206      23,924,332
                                                  ----------       -----------     -----------
 Total                                            $6,936,252       $76,957,610     $24,101,727
                                                  ==========       ===========     ===========

SHARES OUTSTANDING:
Class A                                              449,532           123,590          19,207
Class I                                              232,020           261,173               -
Class C                                                  325               353             376
Class R                                                  929               918             379
Class S                                                1,551         7,620,956       2,690,702
                                                  ----------       -----------     -----------
 Total                                               684,357         8,006,990       2,710,664
                                                  ==========       ===========     ===========

NET ASSET VALUES:
Class A (a)                                       $    10.14         $    9.61       $    8.89
                                                  ==========       ===========     ===========
Class I                                           $    10.13         $    9.62               -
                                                  ==========       ===========     ===========
Class C (b)                                       $    10.14         $    9.61       $    8.89
                                                  ==========       ===========     ===========
Class R                                           $    10.15         $    9.61       $    8.89
                                                  ==========       ===========     ===========
Class S                                           $    10.13         $    9.61       $    8.89
                                                  ==========       ===========     ===========
MAXIMUM OFFERING PRICE
  PER SHARE:
Class A                                           $    10.54         $    9.98       $    9.24
                                                  ==========       ===========     ===========
Maximum Sales Charge --
  Class A                                               3.75%             3.75%           3.75%
                                                  ==========       ===========     ===========

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (this redemption fee is only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is redued by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

FOR THE YEAR ENDED
SEPTEMBER 30, 2005

                                                                 TAMARACK           TAMARACK          TAMARACK
                                                                GOVERNMENT       QUALITY FIXED        TAX-FREE
                                                               INCOME FUND        INCOME FUND        INCOME FUND
                                                               -----------       -------------       -----------
INVESTMENT INCOME:
  Interest income                                              $   439,131        $ 4,370,974        $ 1,150,854
  Dividend income                                                    5,762             32,163             15,796
  Securities lending income (a)                                      2,460             12,877                  -
                                                               -----------        -----------        -----------
   Total Investment Income                                         447,353          4,416,014          1,166,650
                                                               -----------        -----------        -----------

EXPENSES:
  Investment advisory fees                                          38,723            533,970            218,829
  Administration fees                                               12,908             88,994             25,744
  Distribution fees -- Class A                                      27,248              6,035                861
  Distribution fees -- Class C                                          33                 33                 33
  Distribution fees -- Class R                                         133                102                 18
  Accounting fees                                                   18,864            101,932             26,421
  Custodian fees                                                     1,032              8,765                125
  Insurance fees                                                    14,772            108,522             25,889
  Legal and Audit fees                                              22,595             27,501             20,805
  Registration and filing fees                                      56,408             58,869             47,966
  Shareholder reports                                                6,654             46,138             16,266
  Transfer agent fees                                               59,369            160,237             52,064
  Trustees' fees                                                    21,290             21,290             21,290
  Other fees                                                        10,137             11,373              9,735
                                                               -----------        -----------        -----------
  Total expenses before fee reductions                             290,166          1,173,761            466,046
Expenses reduced by:
  Advisor                                                         (153,029)          (562,424)          (210,260)
  Distributor                                                      (13,624)            (3,018)              (430)
                                                               -----------        -----------        -----------
  Net Expenses                                                     123,513            608,319            255,356
                                                               -----------        -----------        -----------

NET INVESTMENT INCOME                                              323,840          3,807,695            911,294
                                                               -----------        -----------        -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions          (190,233)         1,978,342            122,962
Net change in unrealized appreciation (depreciation) on
  investments                                                       35,069         (3,295,161)          (644,000)
                                                               -----------        -----------        -----------
Net realized/unrealized losses from investments                   (155,164)        (1,316,819)          (521,038)
                                                               -----------        -----------        -----------
Change in net assets resulting from operations                 $   168,676        $ 2,490,876        $   390,256
                                                               ===========        ===========        ===========

(a) For more information on Securities Lending, please see Note 2 in the Notes to Financials Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK GOVERNMENT
INCOME FUND

                                                                FOR THE            FOR THE
                                                              YEAR ENDED         PERIOD ENDED            FOR THE
                                                             SEPTEMBER 30,       SEPTEMBER 30,         YEAR ENDED
                                                                 2005              2004 (a)          APRIL 30, 2004
                                                             -------------       -------------       --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                      $    323,840        $    230,457        $    615,104
  Net realized gains (losses) from investment
   transactions                                                  (190,233)            (79,863)          1,567,509
  Net change in unrealized appreciation (depreciation)
   on investments                                                  35,069             275,748          (2,171,469)
                                                             ------------        ------------        ------------
Change in net assets resulting from operations                    168,676             426,342              11,144
                                                             ------------        ------------        ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                     (171,177)            (50,182)           (130,831)
  From net realized gains from investment
   transactions                                                   (54,709)                  -            (127,056)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS: (c)
  From net investment income                                            -                   -              (7,830)
  From net realized gains from investment
   transactions                                                         -                   -             (10,833)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                     (258,641)           (147,719)           (482,857)
  From net realized gains from investment
   transactions                                                   (91,409)                  -            (350,792)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          (77)                (16)                 (1)(b)
  From net realized gains from investment
   transactions                                                       (29)                  -                   -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                         (732)                (23)                 (2)(b)
  From net realized gains from investment
   transactions                                                      (238)                  -                   -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                         (484)                (34)                 (2)(b)
  From net realized gains from investment
   transactions                                                      (156)                  -                   -
                                                             ------------        ------------        ------------
Change in net assets from shareholder distributions              (577,652)           (197,974)         (1,110,204)
                                                             ------------        ------------        ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                   2,004,117           1,439,183          13,366,595
  Proceeds from shares exchanged from Class B                           -                   -             414,882
  Dividends reinvested                                            505,568             137,144             858,032
  Cost of shares redeemed                                     (15,017,638)         (6,345,106)        (19,928,660)
  Cost of shares exchanged to Class A                                   -                   -            (414,882)
                                                             ------------        ------------        ------------
Change in net assets from capital transactions                (12,507,953)         (4,768,779)         (5,704,033)
                                                             ------------        ------------        ------------
Net increase (decrease) in net assets                         (12,916,929)         (4,540,411)         (6,803,093)
NET ASSETS:
  Beginning of period                                          19,853,181          24,393,592          31,196,685
                                                             ------------        ------------        ------------
  End of period                                              $  6,936,252        $ 19,853,181        $ 24,393,592
                                                             ============        ============        ============
  Undistributed net investment income (loss)                 $       (898)       $     36,951        $          -
                                                             ============        ============        ============

SHARE TRANSACTIONS:
  Issued                                                          195,123             140,084           1,265,266
  Issued in connection with exchange from Class B                       -                   -              38,956
  Reinvested                                                       49,167              13,284              81,267
  Redeemed                                                     (1,461,251)           (614,069)         (1,872,481)
  Shares exchanged to Class A                                           -                   -             (38,956)
                                                             ------------        ------------        ------------
Shares from capital transactions                               (1,216,961)           (460,701)           (525,948)
                                                             ============        ============        ============

(a)  For the period from May 1, 2004 to September 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(c)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK QUALITY FIXED
INCOME FUND

                                                                FOR THE              FOR THE
                                                               YEAR ENDED         PERIOD ENDED            FOR THE
                                                             SEPTEMBER 30,        SEPTEMBER 30,          YEAR ENDED
                                                                  2005              2004 (a)           APRIL 30, 2004
                                                             -------------        -------------        --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                      $   3,807,695        $   2,151,184        $   1,664,165
  Net realized gains (losses) from investment
   transactions                                                  1,978,342              152,540             (260,959)
  Net change in unrealized appreciation (depreciation)
   on investments                                               (3,295,161)           1,283,564           (1,540,439)
                                                             -------------        -------------        -------------
Change in net assets resulting from operations                   2,490,876            3,587,288             (137,233)
                                                             -------------        -------------        -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                       (49,574)             (21,161)             (32,451)
  From net realized gains from investment
   transactions                                                          -                    -              (32,077)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS: (c)
  From net investment income                                             -                    -               (3,859)
  From net realized gains from investment
   transactions                                                          -                    -               (4,231)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                      (329,331)            (490,898)          (1,686,514)
  From net realized gains from investment
   transactions                                                          -                    -           (1,176,613)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                          (116)                 (49)                  (3)(b)
  From net realized gains from investment
   transactions                                                          -                    -                    -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                          (794)                 (71)                  (4)(b)
  From net realized gains from investment
   transactions                                                          -                    -                    -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                    (3,504,773)          (1,735,478)            (140,849)(b)
  From net realized gains from investment
   transactions                                                          -                    -                    -
                                                             -------------        -------------        -------------
Change in net assets from shareholder distributions             (3,884,588)          (2,247,657)          (3,076,601)
                                                             -------------        -------------        -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                    3,565,535            3,003,365           12,337,231
  Proceeds from shares exchanged from Class B                            -                    -              122,283
  Proceeds from shares issued in connection with
   merger                                                                -                    -           99,512,062
  Dividends reinvested                                           3,360,574            1,518,201            1,468,997
  Cost of shares redeemed                                      (38,123,243)         (25,674,691)         (29,015,385)
  Cost of shares exchanged to Class A                                    -                    -             (122,283)
                                                             -------------        -------------        -------------
Change in net assets from capital transactions                 (31,197,134)         (21,153,125)          84,302,905
                                                             -------------        -------------        -------------
Net increase (decrease) in net assets                          (32,590,846)         (19,813,494)          81,089,071
NET ASSETS:
  Beginning of period                                          109,548,456          129,361,950           48,272,879
                                                             -------------        -------------        -------------
  End of period                                              $  76,957,610        $ 109,548,456        $ 129,361,950
                                                             =============        =============        =============
  Undistributed net investment loss                          $    (132,467)       $    (122,777)       $    (108,656)
                                                             =============        =============        =============

SHARE TRANSACTIONS:
  Issued                                                           367,099              311,318            1,230,858
  Issued in connection with exchange from Class B                        -                    -               12,253
  Issued in connection with merger                                       -                    -           10,207,207
  Reinvested                                                       345,433              157,492              147,778
  Redeemed                                                      (3,916,622)          (2,665,994)          (2,877,062)
  Shares exchanged to Class A                                            -                    -              (12,253)
                                                             -------------        -------------        -------------
Change in shares from capital transactions                      (3,204,090)          (2,197,184)           8,708,781
                                                             =============        =============        =============

(a)  For the period from May 1, 2004 to September 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(c)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK TAX-FREE
INCOME FUND

                                                            FOR THE           FOR THE
                                                           YEAR ENDED       PERIOD ENDED          FOR THE
                                                         SEPTEMBER 30,     SEPTEMBER 30,        YEAR ENDED
                                                              2005            2004 (a)         JUNE 30, 2004
                                                        ---------------   ---------------   ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                   $    911,294        $    246,298        $  1,188,929
  Net realized gains from investment transactions              122,962             137,838             892,790
  Net change in unrealized appreciation
   (depreciation) on investments                              (644,000)            676,192          (2,323,243)
                                                          ------------        ------------        ------------
Change in net assets resulting from operations                 390,256           1,060,328            (241,524)
                                                          ------------        ------------        ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                    (5,674)             (1,256)               (146)(b)
  From net realized gains from investment
   transactions                                                 (4,100)                  -                   -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                       (86)                (21)                (17)(b)
  From net realized gains from investment
   transactions                                                    (85)                  -                   -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                      (102)                (25)                (20)(b)
  From net realized gains from investment
   transactions                                                    (86)                  -                   -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                  (905,432)           (244,996)         (1,188,746)
  From net realized gains from investment
   transactions                                               (676,987)                  -            (435,336)
                                                          ------------        ------------        ------------
Change in net assets from shareholder distributions         (1,592,552)           (246,298)         (1,624,265)
                                                          ------------        ------------        ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  710,004             142,781           4,152,298
  Dividends reinvested                                       1,102,471             161,025             998,654
  Cost of shares redeemed                                   (4,009,712)         (1,841,869)        (14,104,416)
                                                          ------------        ------------        ------------
Change in net assets from capital transactions              (2,197,237)         (1,538,063)         (8,953,464)
                                                          ------------        ------------        ------------
Net increase (decrease) in net assets                       (3,399,533)           (724,033)        (10,819,253)
NET ASSETS:
  Beginning of period                                       27,501,260          28,225,293          39,044,546
                                                          ------------        ------------        ------------
  End of period                                           $ 24,101,727        $ 27,501,260        $ 28,225,293
                                                          ============        ============        ============
  Undistributed net investment income                     $         24        $         24        $         24
                                                          ============        ============        ============
SHARE TRANSACTIONS:
  Issued                                                        78,648              15,621             446,712
  Reinvested                                                   121,571              17,559             106,506
  Redeemed                                                    (442,707)           (198,931)         (1,512,177)
                                                          ------------        ------------        ------------
Change in shares from capital transactions                    (242,488)           (165,751)           (958,959)
                                                          ============        ============        ============

(a)  For the period from July 1, 2004 to September 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Government Income Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                  --------------------------------------- ---------------------------------------
                                                                NET REALIZED
                                                                    AND
                                       NET ASSET                 UNREALIZED
                                         VALUE,        NET         GAINS       TOTAL FROM       NET         NET
                                       BEGINNING   INVESTMENT   (LOSSES) ON    INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                       OF PERIOD     INCOME     INVESTMENTS    ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
                                       ---------   ----------   -------------  ----------   ----------   --------   -------------
CLASS A
Year Ended September 30, 2005           $ 10.44      0.24          (0.13)         0.11        (0.32)       (0.09)      (0.41)
Period Ended September 30, 2004 (d)       10.33      0.10           0.09          0.19        (0.08)          --       (0.08)
Year Ended April 30, 2004                 10.80      0.23          (0.24)        (0.01)       (0.23)       (0.23)      (0.46)
Year Ended April 30, 2003                 10.26      0.38           0.54          0.92        (0.38)          --       (0.38)
Year Ended April 30, 2002                 10.14      0.51           0.12          0.63        (0.51)          --       (0.51)
Year Ended April 30, 2001                  9.66      0.56           0.48          1.04        (0.56)          --       (0.56)
CLASS I
Year Ended September 30, 2005           $ 10.44      0.15          (0.02)         0.13        (0.35)       (0.09)      (0.44)
Period Ended September 30, 2004 (d)       10.33      0.11           0.09          0.20        (0.09)          --       (0.09)
Year Ended April 30, 2004                 10.80      0.26          (0.24)         0.02        (0.26)       (0.23)      (0.49)
Year Ended April 30, 2003                 10.26      0.40           0.54          0.94        (0.40)          --       (0.40)
Year Ended April 30, 2002                 10.14      0.53           0.12          0.65        (0.53)          --       (0.53)
Year Ended April 30, 2001                  9.66      0.58           0.48          1.06        (0.58)          --       (0.58)
CLASS C
Year Ended September 30, 2005           $ 10.44      0.17          (0.14)         0.03        (0.24)       (0.09)      (0.33)
Period Ended September 30, 2004 (d)       10.33      0.07           0.09          0.16        (0.05)          --       (0.05)
Period Ended April 30, 2004 (e)           10.43        --          (0.10)        (0.10)          --           --          --
CLASS R
Year Ended September 30, 2005           $ 10.45      0.15          (0.08)         0.07        (0.28)       (0.09)      (0.37)
Period Ended September 30, 2004 (d)       10.33      0.07           0.12          0.19        (0.07)          --       (0.07)
Period Ended April 30, 2004 (e)           10.43      0.01          (0.10)        (0.09)       (0.01)          --       (0.01)
CLASS S
Year Ended September 30, 2005           $ 10.43      0.27          (0.14)         0.13        (0.34)       (0.09)      (0.43)
Period Ended September 30, 2004 (d)       10.32      0.11           0.09          0.20        (0.09)          --       (0.09)
Period Ended April 30, 2004 (e)           10.42      0.01          (0.10)        (0.09)       (0.01)          --       (0.01)

                                       NET ASSET
                                         VALUE,
                                         END OF          TOTAL
                                         PERIOD         RETURN*
                                       ---------      -----------
CLASS A
Year Ended September 30, 2005           $ 10.14         1.12%
Period Ended September 30, 2004 (d)       10.44         1.87%(a)
Year Ended April 30, 2004                 10.33        (0.05%)
Year Ended April 30, 2003                 10.80         9.07%
Year Ended April 30, 2002                 10.26         6.28%
Year Ended April 30, 2001                 10.14        11.01%
CLASS I
Year Ended September 30, 2005           $ 10.13         1.32%
Period Ended September 30, 2004 (d)       10.44         1.97%(a)
Year Ended April 30, 2004                 10.33         0.20%
Year Ended April 30, 2003                 10.80         9.34%
Year Ended April 30, 2002                 10.26         6.55%
Year Ended April 30, 2001                 10.14        11.29%
CLASS C
Year Ended September 30, 2005           $ 10.14         0.30%
Period Ended September 30, 2004 (d)       10.44         1.56%(a)
Period Ended April 30, 2004 (e)           10.33        (0.92%)(a)
CLASS R
Year Ended September 30, 2005           $ 10.15         0.74%
Period Ended September 30, 2004 (d)       10.45         1.85%(a)
Period Ended April 30, 2004 (e)           10.33        (0.90%)(a)
CLASS S
Year Ended September 30, 2005           $ 10.13         1.30%
Period Ended September 30, 2004 (d)       10.43         1.97%(a)
Period Ended April 30, 2004 (e)           10.32        (0.89%)(a)

                                                                RATIOS/SUPPLEMENTAL DATA
                                         -------------------------------------------------------------------------
                                                                      RATIO OF NET
                                         NET ASSETS,    RATIO OF       INVESTMENT      RATIO OF
                                           END OF      EXPENSES TO      INCOME TO      EXPENSES TO
                                           PERIOD        AVERAGE         AVERAGE         AVERAGE        PORTFOLIO
                                          (000'S)      NET ASSETS       NET ASSETS     NET ASSETS**    TURNOVER***
                                         -----------   --------------- --------------- -------------- ------------
CLASS A
Year Ended September 30, 2005             $ 4,557        1.10%           2.41%           2.65%             103%
Period Ended September 30, 2004 (d)         6,308        1.10%(b)        2.27%(b)        2.02%(b)           13%
Year Ended April 30, 2004                   6,063        1.22%           2.16%           1.50%              77%
Year Ended April 30, 2003                   6,233        1.08%           3.55%           1.33%              67%
Year Ended April 30, 2002                   5,113        1.04%           4.93%           1.29%              35%
Year Ended April 30, 2001                   5,139        0.93%           5.61%           1.18%             103%
CLASS I
Year Ended September 30, 2005             $ 2,351        0.85%           2.58%           1.95%             103%
Period Ended September 30, 2004 (d)        13,512        0.85%(b)        2.52%(b)        1.46%(b)           13%
Year Ended April 30, 2004                  18,321        0.96%           2.42%           0.99%              77%
Year Ended April 30, 2003                  24,375        0.83%           3.82%               (c)            67%
Year Ended April 30, 2002                  24,308        0.79%           5.19%               (c)            35%
Year Ended April 30, 2001                  33,859        0.68%           5.87%               (c)           103%
CLASS C
Year Ended September 30, 2005             $     3        1.88%           1.68%           3.21%             103%
Period Ended September 30, 2004 (d)             3        1.85%(b)        1.52%(b)        2.55%(b)           13%
Period Ended April 30, 2004 (e)                 3        2.02%(b)        1.23%(b)        2.25%(b)           77%
CLASS R
Year Ended September 30, 2005             $     9        1.35%           2.19%           2.70%             103%
Period Ended September 30, 2004 (d)            26        1.35%(b)        1.68%(b)        2.46%(b)           13%
Period Ended April 30, 2004 (e)                 3        1.46%(b)        1.75%(b)        1.61%(b)           77%
CLASS S
Year Ended September 30, 2005             $    16        0.85%           2.75%           2.39%             103%
Period Ended September 30, 2004 (d)             3        0.85%(b)        2.54%(b)        1.48%(b)           13%
Period Ended April 30, 2004 (e)                 3        1.01%(b)        2.17%(b)        1.23%(b)           77%

  *  Excludes sales charge.
 **  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
***  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.                                    (d) For the period from May 1, 2004 to September 30, 2004.
(b)  Annualized.                                        (e) For the period from April 19, 2004 (commencement of
(c)  There were no waivers or reimbursements during         operations) to April 30, 2004.
     the period.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Quality Fixed Income Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                  --------------------------------------- ---------------------------------------
                                                                NET REALIZED
                                                                    AND
                                       NET ASSET                 UNREALIZED
                                         VALUE,        NET         GAINS       TOTAL FROM       NET         NET
                                       BEGINNING   INVESTMENT   (LOSSES) ON    INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                       OF PERIOD     INCOME     INVESTMENTS    ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
                                       ---------   ----------   -------------  ----------   ----------   --------   -------------
CLASS A
Year Ended September 30, 2005           $  9.77      0.39          (0.15)         0.24        (0.40)          --       (0.40)
Period Ended September 30, 2004 (d)        9.65      0.16           0.13          0.29        (0.17)          --       (0.17)
Year Ended April 30, 2004                 10.27      0.38          (0.25)         0.13        (0.41)       (0.34)      (0.75)
Year Ended April 30, 2003                  9.84      0.41           0.47          0.88        (0.44)       (0.01)      (0.45)
Year Ended April 30, 2002                 10.06      0.51          (0.15)         0.36        (0.52)       (0.06)      (0.58)
Year Ended April 30, 2001                  9.50      0.58           0.58          1.16        (0.58)       (0.02)      (0.60)
CLASS I
Year Ended September 30, 2005           $  9.77      0.33          (0.06)         0.27        (0.42)          --       (0.42)
Period Ended September 30, 2004 (d)        9.65      0.17           0.13          0.30        (0.18)          --       (0.18)
Year Ended April 30, 2004                 10.27      0.37          (0.21)         0.16        (0.44)       (0.34)      (0.78)
Year Ended April 30, 2003                  9.84      0.42           0.48          0.90        (0.46)       (0.01)      (0.47)
Year Ended April 30, 2002                 10.06      0.54          (0.15)         0.39        (0.55)       (0.06)      (0.61)
Year Ended April 30, 2001                  9.50      0.60           0.58          1.18        (0.60)       (0.02)      (0.62)
CLASS C
Year Ended September 30, 2005           $  9.77      0.32          (0.15)         0.17        (0.33)          --       (0.33)
Period Ended September 30, 2004 (d)        9.65      0.13           0.13          0.26        (0.14)          --       (0.14)
Period Ended April 30, 2004 (e)            9.73      0.01          (0.08)        (0.07)       (0.01)          --       (0.01)
CLASS R
Year Ended September 30, 2005           $  9.77      0.35          (0.13)         0.22        (0.38)          --       (0.38)
Period Ended September 30, 2004 (d)        9.65      0.16           0.12          0.28        (0.16)          --       (0.16)
Period Ended April 30, 2004 (e)            9.73      0.01          (0.08)        (0.07)       (0.01)          --       (0.01)
CLASS S
Year Ended September 30, 2005           $  9.77      0.41          (0.15)         0.26        (0.42)          --       (0.42)
Period Ended September 30, 2004 (d)        9.65      0.17           0.13          0.30        (0.18)          --       (0.18)
Period Ended April 30, 2004 (e)            9.73      0.01          (0.08)        (0.07)       (0.01)          --       (0.01)

                                       NET ASSET
                                         VALUE,
                                         END OF          TOTAL
                                         PERIOD         RETURN*
                                       ---------      -----------
CLASS A
Year Ended September 30, 2005           $  9.61         2.48%
Period Ended September 30, 2004 (d)        9.77         2.96%(a)
Year Ended April 30, 2004                  9.65         1.39%
Year Ended April 30, 2003                 10.27         9.09%
Year Ended April 30, 2002                  9.84         3.67%
Year Ended April 30, 2001                 10.06        12.46%
CLASS I
Year Ended September 30, 2005           $  9.62         2.84%
Period Ended September 30, 2004 (d)        9.77         3.18%(a)
Year Ended April 30, 2004                  9.65         1.54%
Year Ended April 30, 2003                 10.27         9.33%
Year Ended April 30, 2002                  9.84         3.93%
Year Ended April 30, 2001                 10.06        12.74%
CLASS C
Year Ended September 30, 2005           $  9.61         1.79%
Period Ended September 30, 2004 (d)        9.77         2.75%(a)
Period Ended April 30, 2004 (e)            9.65        (0.72%)(a)
CLASS R
Year Ended September 30, 2005           $  9.61         2.23%
Period Ended September 30, 2004 (d)        9.77         2.96%(a)
Period Ended April 30, 2004 (e)            9.65        (0.71%)(a)
CLASS S
Year Ended September 30, 2005           $  9.61         2.73%
Period Ended September 30, 2004 (d)        9.77         3.07%(a)
Period Ended April 30, 2004 (e)            9.65        (0.58%)(a)

                                                                RATIOS/SUPPLEMENTAL DATA
                                       -------------------------------------------------------------------------
                                                                      RATIO OF NET
                                       NET ASSETS,     RATIO OF        INVESTMENT      RATIO OF
                                         END OF       EXPENSES TO      INCOME TO      EXPENSES TO
                                         PERIOD         AVERAGE         AVERAGE         AVERAGE      PORTFOLIO
                                        (000'S)       NET ASSETS       NET ASSETS     NET ASSETS**   TURNOVER***
                                       -----------    -----------     ------------    ------------   -----------
CLASS A
Year Ended September 30, 2005           $ 1,188         0.93%           4.02%           1.82%           116%
Period Ended September 30, 2004 (d)       1,257         0.93%(b)        4.07%(b)        1.64%(b)         13%
Year Ended April 30, 2004                 1,128         1.42%           3.56%           1.68%            87%
Year Ended April 30, 2003                   501         1.31%           4.03%           1.56%            79%
Year Ended April 30, 2002                   493         1.22%           5.03%           1.47%            88%
Year Ended April 30, 2001                   324         1.16%           5.88%           1.41%           130%
CLASS I
Year Ended September 30, 2005           $ 2,511         0.68%           4.32%           1.28%           116%
Period Ended September 30, 2004 (d)      18,990         0.68%(b)        4.39%(b)        1.09%(b)         13%
Year Ended April 30, 2004                30,990         1.18%           3.83%               (c)          87%
Year Ended April 30, 2003                47,658         1.06%           4.30%               (c)          79%
Year Ended April 30, 2002                64,912         0.97%           5.34%               (c)          88%
Year Ended April 30, 2001                77,808         0.91%           6.10%               (c)         130%
CLASS C
Year Ended September 30, 2005           $     3         1.62%           3.33%           2.24%           116%
Period Ended September 30, 2004 (d)           3         1.68%(b)        3.33%(b)        2.09%(b)         13%
Period Ended April 30, 2004 (e)               3         1.69%(b)        3.03%(b)            (c)          87%
CLASS R
Year Ended September 30, 2005           $     9         1.18%           3.77%           1.81%           116%
Period Ended September 30, 2004 (d)          20         1.16%(b)        2.92%(b)        1.73%(b)         13%
Period Ended April 30, 2004 (e)               3         1.13%(b)        3.54%(b)            (c)          87%
CLASS S
Year Ended September 30, 2005           $73,246         0.68%           4.28%           1.31%           116%
Period Ended September 30, 2004 (d)      89,278         0.68%(b)        4.34%(b)        1.13%(b)         13%
Period Ended April 30, 2004 (e)          97,237         0.68%(b)        4.37%(b)            (c)          87%

  *  Excludes sales charge.
 **  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
***  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.                                    (d) For the period from May 1, 2004 to September 30, 2004
(b)  Annualized.                                        (e) For the period from April 19, 2004 (commencement of
(c) There were no waivers or reimbursements                 operations) to April 30, 2004.
    during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Tax-Free Income Fund

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                  --------------------------------------- ---------------------------------------
                                                                NET REALIZED
                                                                    AND
                                       NET ASSET                 UNREALIZED
                                         VALUE,        NET         GAINS       TOTAL FROM       NET         NET
                                       BEGINNING   INVESTMENT   (LOSSES) ON    INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                       OF PERIOD     INCOME     INVESTMENTS    ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
                                       ---------   ----------   -------------  ----------   ----------   --------   -------------
CLASS A
Year Ended September 30, 2005           $  9.31      0.30          (0.18)         0.12        (0.30)       (0.24)      (0.54)
Period Ended September 30, 2004 (d)        9.05      0.07           0.26          0.33        (0.07)          --       (0.07)
Period Ended June 30, 2004 (e)             9.25      0.06          (0.20)        (0.14)       (0.06)          --       (0.06)
CLASS C
Year Ended September 30, 2005           $  9.31      0.23          (0.18)         0.05        (0.23)       (0.24)      (0.47)
Period Ended September 30, 2004 (d)        9.05      0.06           0.26          0.32        (0.06)          --       (0.06)
Period Ended June 30, 2004 (e)             9.25      0.05          (0.20)        (0.15)       (0.05)          --       (0.05)
CLASS R
Year Ended September 30, 2005           $  9.31      0.27          (0.18)         0.09        (0.27)       (0.24)      (0.51)
Period Ended September 30, 2004 (d)        9.05      0.07           0.26          0.33        (0.07)          --       (0.07)
Period Ended June 30, 2004 (e)             9.25      0.06          (0.20)        (0.14)       (0.06)          --       (0.06)
CLASS S
Year Ended September 30, 2005           $  9.31      0.32          (0.18)         0.14        (0.32)       (0.24)      (0.56)
Period Ended September 30, 2004 (d)        9.05      0.08           0.26          0.34        (0.08)          --       (0.08)
Year Ended June 30, 2004 (f)               9.57      0.32          (0.40)        (0.08)       (0.32)       (0.12)      (0.44)
Year Ended June 30, 2003                   9.14      0.35           0.44          0.79        (0.35)       (0.01)      (0.36)
Year Ended June 30, 2002                   8.96      0.36           0.18          0.54        (0.36)          --       (0.36)
Year Ended June 30, 2001                   8.62      0.37           0.38          0.75        (0.37)       (0.04)      (0.41)

                                       NET ASSET
                                         VALUE,
                                         END OF          TOTAL
                                         PERIOD         RETURN*
                                       ---------     -------------
CLASS A
Year Ended September 30, 2005           $  8.89         1.27%
Period Ended September 30, 2004 (d)        9.31         3.71%(a)
Period Ended June 30, 2004 (e)             9.05        (1.50%)(a)
CLASS C
Year Ended September 30, 2005           $  8.89         0.54%
Period Ended September 30, 2004 (d)        9.31         3.53%(a)
Period Ended June 30, 2004 (e)             9.05         (1.65%)(a)
CLASS R
Year Ended September 30, 2005           $  8.89         1.01%
Period Ended September 30, 2004 (d)        9.31         3.66%(a)
Period Ended June 30, 2004 (e)             9.05        (1.55%)(a)
CLASS S
Year Ended September 30, 2005           $  8.89         1.52%
Period Ended September 30, 2004 (d)        9.31         3.78%(a)
Year Ended June 30, 2004 (f)               9.05        (0.87%)
Year Ended June 30, 2003                   9.57         8.82%
Year Ended June 30, 2002                   9.14         6.12%
Year Ended June 30, 2001                   8.96         8.89%

                                                               RATIOS/SUPPLEMENTAL DATA
                                       --------------------------------------------------------------------------
                                                                      RATIO OF NET
                                       NET ASSETS,      RATIO OF       INVESTMENT      RATIO OF
                                          END OF      EXPENSES TO      INCOME TO      EXPENSES TO
                                          PERIOD        AVERAGE         AVERAGE         AVERAGE        PORTFOLIO
                                         (000'S)      NET ASSETS       NET ASSETS     NET ASSETS**    TURNOVER***
                                       -----------    -----------     ------------    ------------    -----------
CLASS A
Year Ended September 30, 2005           $   171         1.24%           3.29%           2.31%             8%
Period Ended September 30, 2004 (d)         166         1.23%(b)        3.20%(b)        1.82%(b)          2%
Period Ended June 30, 2004 (e)               33         1.24%(b)        3.39%(b)        3.00%(b)         17%
CLASS C
Year Ended September 30, 2005           $     3         1.96%           2.57%           2.67%             8%
Period Ended September 30, 2004 (d)           3         1.99%(b)        2.54%(b)        2.45%(b)          2%
Period Ended June 30, 2004 (e)                3         1.98%(b)        2.59%(b)        3.16%(b)         17%
CLASS R
Year Ended September 30, 2005           $     3         1.52%           3.03%           2.23%             8%
Period Ended September 30, 2004 (d)           3         1.49%(b)        3.03%(b)        1.96%(b)          2%
Period Ended June 30, 2004 (e)                3         1.48%(b)        3.09%(b)        2.65%(b)         17%
CLASS S
Year Ended September 30, 2005           $23,924         0.99%           3.54%           1.81%             8%
Period Ended September 30, 2004 (d)      27,329         0.99%(b)        3.48%(b)        1.43%(b)          2%
Year Ended June 30, 2004 (f)             28,186         0.99%           3.47%           1.35%            17%
Year Ended June 30, 2003                 39,045         0.99%           3.73%           1.04%            15%
Year Ended June 30, 2002                 36,435         0.99%           3.96%               (c)          12%
Year Ended June 30, 2001                 34,856         1.00%           4.19%               (c)          27%

  *  Excludes sales charge.
 **  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
***  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.                                    (d) For the period from July 1, 2004 to September 30, 2004.
(b)  Annualized.                                        (e) For the period from April 19, 2004 (commencement of
(c)  There were no waivers or reimbursements                operations) to June 30, 2004.
     during the period.                                 (f) The existing class of shares was designated Class S
                                                            shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

September 30, 2005

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This annual report includes the following three investment portfolios ("Funds"):

- Tamarack Government Income Fund ("Government Income Fund")
- Tamarack Quality Fixed Income Fund ("Quality Fixed Income Fund")
- Tamarack Tax-Free Income Fund ("Tax-Free Income Fund")

The Government Income and Quality Fixed Income Funds offer five share classes:
Class A, Class C, Class R, Class I and Class S shares. The Tax-Free Income Fund offers four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to certain 401(k) and other employer-sponsored retirement plans) are not subject to either a front-end sales charge or a CDSC. Class I and Class S shares are closed to new investors.

Voyageur Asset Management, Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:

Bonds and other fixed income securities are generally valued on the basis of market prices furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases and also where a security price is unavailable from a pricing service, the Board has approved pricing and valuation procedures to

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

determine a security's fair value. Investments in open-end investment companies are valued at net asset value.

INVESTMENT TRANSACTIONS AND INCOME:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also know as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount. Principal repayment of mortgage and asset-backed securities are included in the financial statements as interest income. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:

Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund's net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

FINANCIAL INSTRUMENTS:

The Funds may engage in when-issued transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily as of the trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date. There were no when-issued securities in the Funds as of September 30, 2005.

DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends, if any, are declared and paid monthly. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Funds' capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

SECURITIES LENDING:

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent (Wells Fargo Bank) a percentage of the lending income. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss arising out of collateral investment loss of value and any resulting collateral deficiencies.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of September 30, 2005.

                                    Value of           Value of
                               Securities Loaned      Collateral
                              -------------------   -------------
Government Income Fund            $ 1,011,077        $ 1,038,711
Quality Fixed Income Fund          11,284,085         11,581,187

See page 43, Notes to Schedules of Portfolio Investments for a detailed breakdown of the investments purchased with the collateral received.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                                        ANNUAL RATE
                                        -----------
Government Income Fund                        0.30%
Quality Fixed Income Fund                     0.60%
Tax-Free Income Fund                          0.85%

Effective March 7, 2005, Voyageur has voluntarily agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S shares of Government Income Fund, Quality Fixed Income Fund and Tax-Free Income Fund to 0.85%, 0.68% and 0.99%, respectively. Class A, C and R Shares vary from these limits only by the addition of class specific 12b-1 fees. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

existence of the Funds, maintenance of their records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors, Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the maximum Plan fee rate for each class.

                            Class A             Class C         Class R
                            -------             -------         -------
12b-1 Plan Fee               0.50%*              1.00%           0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The Distributor is currently voluntarily waiving 0.25% of the Plan fee for Class A. The Distributor has no current plans to discontinue this waiver.

For the fiscal year ended September 30, 2005 for Government Income, Quality Fixed Income and Tax-Free Income Fund, the Distributor received commissions of $1,563 from front-end sales charges of Class A shares of the Funds, of which $9 was paid to affiliated broker-dealers, the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor. The Distributor received no CDSC from Class C shares of the Funds during the fiscal year.

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the fiscal year ended September 30, 2005 were as follows:

                                    Purchases                Sales             Purchases         Sales of
                               (Excl. U.S. Govt.)     (Excl. U.S. Govt.)     of U.S. Govt.      U.S. Govt.
                               ------------------     ------------------     -------------     ------------
Government Income Fund             $ 1,736,901            $   466,470         $11,257,825       $25,080,543
Quality Fixed Income Fund           41,413,321             72,137,396          62,825,231        62,887,050
Tax-Free Income Fund                 1,979,943              3,947,983                   -                 -

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest (shares outstanding) without par value. Transactions in shares of the Funds are summarized below:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK GOVERNMENT INCOME FUND

                                                                 FOR THE            FOR THE             FOR THE
                                                               YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                             SEPT. 30, 2005   SEPT. 30, 2004 (a)     APR. 30, 2004
                                                             --------------   ------------------     -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $  1,681,558        $  1,070,028        $  2,942,652
  Proceeds from shares exchanged from Class B                            -                   -             414,882
  Dividends reinvested                                             214,010              54,873             256,506
  Cost of shares redeemed                                       (3,477,217)           (954,641)         (3,522,320)
                                                              ------------        ------------        ------------
  Change in Class A                                           $ (1,581,649)       $    170,260        $     91,720
                                                              ------------        ------------        ------------
CLASS B (e)
  Proceeds from shares issued                                 $          -        $          -        $          -
  Dividends reinvested                                                   -                   -              15,092
  Cost of shares redeemed                                                -                   -            (180,998)
  Cost of shares exchanged to Class A                                    -                   -            (414,882)
                                                              ------------        ------------        ------------
  Change in Class B                                           $          -        $          -        $   (580,788)
                                                              ------------        ------------        ------------
CLASS I
  Proceeds from shares issued                                 $    305,611        $    343,845        $ 10,414,118
  Dividends reinvested                                             289,938              82,200             586,434
  Cost of shares redeemed                                      (11,518,546)         (5,388,337)        (16,225,342)
                                                              ------------        ------------        ------------
  Change in Class I                                           $(10,922,997)       $ (4,962,292)       $ (5,224,790)
                                                              ------------        ------------        ------------
CLASS C
  Proceeds from shares issued                                 $          -        $          -        $      3,275(c)
  Dividends reinvested                                                  99                  17                   -
  Cost of shares redeemed                                                -                   -                   -
                                                              ------------        ------------        ------------
  Change in Class C                                           $         99        $         17        $      3,275
                                                              ------------        ------------        ------------
CLASS R
  Proceeds from shares issued                                 $      2,673        $     23,210        $      3,275(c)
  Dividends reinvested                                                 929                  23                   -
  Cost of shares redeemed                                          (19,871)                  -                   -
                                                              ------------        ------------        ------------
  Change in Class R                                           $    (16,269)       $     23,233        $      3,275
                                                              ------------        ------------        ------------
CLASS S
  Proceeds from shares issued                                 $     14,275        $      2,100        $      3,275(c)
  Proceeds from shares issued in connection with merger                  -                   -                   -
  Dividends reinvested                                                 592                  31                   -
  Cost of shares redeemed                                           (2,004)             (2,128)                  -
                                                              ------------        ------------        ------------
  Change in Class S                                           $     12,863        $          3        $      3,275
                                                              ------------        ------------        ------------
  Change in net assets from capital transactions              $(12,507,953)       $ (4,768,779)       $ (5,704,033)
                                                              ============        ============        ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                           163,647             104,186             277,034
  Issued in connection with exchange from Class B                        -                   -              38,956
  Reinvested                                                        20,815               5,315              24,275
  Redeemed                                                        (338,935)            (92,480)           (330,203)
                                                              ------------        ------------        ------------
  Change in Class A                                               (154,473)             17,021              10,062
                                                              ------------        ------------        ------------
CLASS B (e)
  Issued                                                                 -                   -                   -
  Reinvested                                                             -                   -               1,432
  Redeemed                                                               -                   -             (17,061)
  Shares exchanged to Class A                                            -                   -             (38,956)
                                                              ------------        ------------        ------------
  Change in Class B                                                      -                   -             (54,585)
                                                              ------------        ------------        ------------
CLASS I
  Issued                                                            29,842              33,481             987,290
  Reinvested                                                        28,195               7,962              55,560
  Redeemed                                                      (1,120,168)           (521,385)         (1,525,217)
                                                              ------------        ------------        ------------
  Change in Class I                                             (1,062,131)           (479,942)           (482,367)
                                                              ------------        ------------        ------------
CLASS C
  Issued                                                                 -                   -                 314(c)
  Reinvested                                                             9                   2                   -
  Redeemed                                                               -                   -                   -
                                                              ------------        ------------        ------------
  Change in Class C                                                      9                   2                 314
                                                              ------------        ------------        ------------
CLASS R
  Issued                                                               260               2,213                 314(c)
  Reinvested                                                            90                   2                   -
  Redeemed                                                          (1,950)                  -                   -
                                                              ------------        ------------        ------------
  Change in Class R                                                 (1,600)              2,215                 314
                                                              ------------        ------------        ------------
CLASS S
  Issued                                                             1,374                 204                 314(c)
  Issued in connection with merger                                       -                   -                   -
  Reinvested                                                            58                   3                   -
  Redeemed                                                            (198)               (204)                  -
                                                              ------------        ------------        ------------
  Change in Class S                                                  1,234                   3                 314
                                                              ------------        ------------        ------------
Change in shares from capital transactions                      (1,216,961)           (460,701)           (525,948)
                                                              ============        ============        ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND

                                                                 FOR THE            FOR THE              FOR THE
                                                               YEAR ENDED        PERIOD ENDED           YEAR ENDED
                                                             SEPT. 30, 2005   SEPT. 30, 2004 (a)      APR. 30, 2004
                                                             --------------   ------------------      -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $    390,049        $    308,052        $  1,355,528
  Proceeds from shares exchanged from Class B                            -                   -             122,283
  Dividends reinvested                                              43,775              16,037              48,264
  Cost of shares redeemed                                         (483,520)           (210,658)           (840,755)
                                                              ------------        ------------        ------------
  Change in Class A                                           $    (49,696)       $    113,431        $    685,320
                                                              ------------        ------------        ------------
CLASS B (e)
  Proceeds from shares issued                                 $          -        $          -        $     10,548
  Dividends reinvested                                                   -                   -               8,118
  Cost of shares redeemed                                                -                   -              (6,903)
  Cost of shares exchanged to Class A                                    -                   -            (122,283)
                                                              ------------        ------------        ------------
  Change in Class B                                           $          -        $          -        $   (110,520)
                                                              ------------        ------------        ------------
CLASS I
  Proceeds from shares issued                                 $    734,963        $    897,600        $ 10,946,331
  Dividends reinvested                                             216,194             165,135           1,412,615
  Cost of shares redeemed                                      (17,354,137)        (13,312,682)        (26,875,366)
                                                              ------------        ------------        ------------
  Change in Class I                                           $(16,402,980)       $(12,249,947)       $(14,516,420)
                                                              ------------        ------------        ------------
CLASS C
  Proceeds from shares issued                                 $          -        $          -        $      3,275(c)
  Dividends reinvested                                                 115                  42                   -
  Cost of shares redeemed                                                -                   -                   -
                                                              ------------        ------------        ------------
  Change in Class C                                           $        115        $         42        $      3,275
                                                              ------------        ------------        ------------
CLASS R
  Proceeds from shares issued                                 $      2,141        $     17,152        $      3,275(c)
  Dividends reinvested                                                 786                  47                   -
  Cost of shares redeemed                                          (14,245)                  -                   -
                                                              ------------        ------------        ------------
  Change in Class R                                           $    (11,318)       $     17,199        $      3,275
                                                              ------------        ------------        ------------
CLASS S
  Proceeds from shares issued                                 $  2,438,382        $  1,780,561        $     18,274(c)
  Proceeds from shares issued in connection with merger                  -                   -          99,512,062(c)
  Dividends reinvested                                           3,099,704           1,336,940                   -
  Cost of shares redeemed                                      (20,271,341)        (12,151,351)         (1,292,361)(c)
                                                              ------------        ------------        ------------
  Change in Class S                                           $(14,733,255)       $ (9,033,850)       $ 98,237,975
                                                              ------------        ------------        ------------
  Change in net assets from capital transactions              $(31,197,134)       $(21,153,125)       $ 84,302,905
                                                              ============        ============        ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                            40,163              31,929             134,882
  Issued in connection with exchange from Class B                        -                   -              12,253
  Reinvested                                                         4,501               1,662               4,842
  Redeemed                                                         (49,667)            (21,879)            (83,824)
                                                              ------------        ------------        ------------
  Change in Class A                                                 (5,003)             11,712              68,153
                                                              ------------        ------------        ------------
CLASS B (e)
  Issued                                                                 -                   -               1,033
  Reinvested                                                             -                   -                 814
  Redeemed                                                               -                   -                (694)
  Shares exchanged to Class A                                            -                   -             (12,253)
                                                              ------------        ------------        ------------
  Change in Class B                                                      -                   -             (11,100)
                                                              ------------        ------------        ------------
CLASS I
  Issued                                                            75,742              93,234           1,091,060
  Reinvested                                                        22,211              17,131             142,122
  Redeemed                                                      (1,780,428)         (1,379,198)         (2,660,354)
                                                              ------------        ------------        ------------
  Change in Class I                                             (1,682,475)         (1,268,833)         (1,427,172)
                                                              ------------        ------------        ------------
CLASS C
  Issued                                                                 -                   -                 337(c)
  Reinvested                                                            12                   4                   -
  Redeemed                                                               -                   -                   -
                                                              ------------        ------------        ------------
  Change in Class C                                                     12                   4                 337
                                                              ------------        ------------        ------------
CLASS R
  Issued                                                               220               1,748                 337(c)
  Reinvested                                                            81                   5                   -
  Redeemed                                                          (1,473)                  -                   -
                                                              ------------        ------------        ------------
  Change in Class R                                                 (1,172)              1,753                 337
                                                              ------------        ------------        ------------
CLASS S
  Issued                                                           250,974             184,407               3,209(c)
  Issued in connection with merger                                       -                   -          10,207,207(c)
  Reinvested                                                       318,628             138,690                   -
  Redeemed                                                      (2,085,054)         (1,264,917)           (132,190)(c)
                                                              ------------        ------------        ------------
  Change in Class S                                             (1,515,452)           (941,820)         10,078,226
                                                              ------------        ------------        ------------
Change in shares from capital transactions                      (3,204,090)         (2,197,184)          8,708,781
                                                              ============        ============        ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK TAX-FREE INCOME FUND

                                                          FOR THE            FOR THE             FOR THE
                                                        YEAR ENDED         PERIOD ENDED        YEAR ENDED
                                                      SEPT. 30, 2005     SEPT. 30, 2004 (b)   JUNE 30, 2004
                                                      --------------     ------------------   -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                          $     22,725        $    128,876        $     32,998(d)
  Dividends reinvested                                        3,345                 248                  12(d)
  Cost of shares redeemed                                   (13,557)                  -                   -
                                                       ------------        ------------        ------------
  Change in Class A                                    $     12,513        $    129,124        $     33,010
                                                       ------------        ------------        ------------
CLASS C
  Proceeds from shares issued                          $          -        $          -        $      3,275(d)
  Dividends reinvested                                          170                  21                   9(d)
  Cost of shares redeemed                                         -                   -                   -
                                                       ------------        ------------        ------------
  Change in Class C                                    $        170        $         21        $      3,284
                                                       ------------        ------------        ------------
CLASS R
  Proceeds from shares issued                          $          -        $          -        $      3,275(d)
  Dividends reinvested                                          186                  25                  11(d)
  Cost of shares redeemed                                         -                   -                   -
                                                       ------------        ------------        ------------
  Change in Class R                                    $        186        $         25        $      3,286
                                                       ------------        ------------        ------------
CLASS S
  Proceeds from shares issued                          $    687,279        $     13,905        $  4,112,750
  Dividends reinvested                                    1,098,770             160,731             998,622
  Cost of shares redeemed                                (3,996,155)         (1,841,869)        (14,104,416)
                                                       ------------        ------------        ------------
  Change in Class S                                    $ (2,210,106)       $ (1,667,233)       $ (8,993,044)
                                                       ------------        ------------        ------------
  Change in net assets from capital transactions       $ (2,197,237)       $ (1,538,063)       $ (8,953,464)
                                                       ============        ============        ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                      2,506              14,116               3,679(d)
  Reinvested                                                    369                  27                1(d)
  Redeemed                                                   (1,491)                  -                   -
                                                       ------------        ------------        ------------
  Change in Class A                                           1,384              14,143               3,680
                                                       ------------        ------------        ------------
CLASS C
  Issued                                                          -                   -                 354(d)
  Reinvested                                                     19                   2                1(d)
  Redeemed                                                        -                   -                   -
                                                       ------------        ------------        ------------
  Change in Class C                                              19                   2                 355
                                                       ------------        ------------        ------------
CLASS R
  Issued                                                          -                   -                 354(d)
  Reinvested                                                     21                   3                   1(d)
  Redeemed                                                        -                   -                   -
                                                       ------------        ------------        ------------
  Change in Class R                                              21                   3                 355
                                                       ------------        ------------        ------------
CLASS S
  Issued                                                     76,142               1,505             442,325
  Reinvested                                                121,162              17,527             106,503
  Redeemed                                                 (441,216)           (198,931)         (1,512,177)
                                                       ------------        ------------        ------------
  Change in Class S                                        (243,912)           (179,899)           (963,349)
                                                       ------------        ------------        ------------
Change in shares from capital transactions                 (242,488)           (165,751)           (958,959)
                                                       ============        ============        ============

(a)  For the period from May 1, 2004 to September 30, 2004.
(b)  For the period from July 1, 2004 to September 30, 2004.
(c) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(d) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(e)  Class B shares were converted to Class A shares on March 24, 2004.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective as of the taxable year ended September 30, 2004, each of the funds changed its annual tax period to September 30th.

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of September 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                   Net Unrealized
                                  Tax Cost        Unrealized       Unrealized       Appreciation
                               of Securities     Appreciation     Depreciation     (Depreciation)
                               -------------     ------------     ------------     --------------
Government Income Fund          $ 7,090,041       $    5,393       $ (90,273)       $  (84,880)
Quality Fixed Income Fund        77,782,106          605,526        (967,943)         (362,417)
Tax-Free Income Fund             22,442,148        1,436,810         (15,277)        1,421,533

The tax character of distributions during the fiscal year ended September 30, 2005 was as follows:

                                Distribution Paid From
                              --------------------------
                                  Net                                                          Total
                              Investment   Net Long-Term   Total Taxable     Tax Exempt    Distributions
                                Income     Capital Gains   Distributions   Distributions       Paid
                              ----------   -------------   -------------   -------------   -------------
Government Income Fund       $  426,522      $146,541       $  573,063        $      -      $  573,063
Quality Fixed Income Fund     4,024,808             -        4,024,808               -       4,024,808
Tax-Free Income Fund             42,680       681,258          723,938         874,458       1,598,396

The tax character of distributions during the period ended September 30, 2004 was as follows:

                                Distribution Paid From
                              --------------------------
                                  Net                                                          Total
                              Investment   Net Long-Term   Total Taxable     Tax Exempt    Distributions
                                Income     Capital Gains   Distributions   Distributions       Paid
                              ----------   -------------   -------------   -------------   -------------
Government Income Fund       $  232,520         $  -         $  232,520        $      -      $  232,520
Quality Fixed Income Fund     2,101,543            -          2,101,543               -       2,101,543
Tax-Free Income Fund             11,710            -             11,710         241,503         253,213

The Tax-Free Income Fund hereby designates 100% of the amounts listed above as "Tax Exempt Distributions" as exempt-interest dividends for federal income tax purposes. (Unaudited)

The tax character of distributions during the fiscal year ended June 30, 2004 was as follows:

                                Distribution Paid From
                              --------------------------
                                  Net                                                          Total
                              Investment   Net Long-Term   Total Taxable     Tax Exempt    Distributions
                                Income     Capital Gains   Distributions   Distributions       Paid
                              ----------   -------------   -------------   -------------   -------------
Tax-Free Income Fund            194,536       300,335          494,871        1,152,202      1,647,073

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The tax character of distributions during the fiscal year ended April 30, 2004 was as follows:

                                Distribution Paid From
                              --------------------------
                                  Net                                                          Total
                              Investment   Net Long-Term   Total Taxable     Tax Exempt    Distributions
                                Income     Capital Gains   Distributions   Distributions       Paid
                              ----------   -------------   -------------   -------------   -------------
Government Income Fund       $  645,785      $488,681       $1,134,466          $  -        $1,134,466
Quality Fixed Income Fund     2,037,101       941,576        2,978,677             -         2,978,677

As of September 30, 2005 the components of accumulated earnings/(deficit) on a tax basis was as follows:

                             Undist.    Undist.                                Accum.                           Total
                 Undist.      Tax     Long-Term                             Capital and     Unrealized          Accum.
                Ordinary     Exempt    Capital     Accum.       Dist.          Other       Appreciation/      Earnings/
                 Income      Income     Gains     Earnings     Payable         Losses       Depreciation     (Deficits)
                --------     ------   ---------   --------   -----------    -----------    -------------    ------------
Government
 Income Fund    $ 65,371    $     -    $      -   $ 65,371   $ (19,860)     $  (386,903)     $  (84,880)    $  (426,272)
Quality Fixed
 Income Fund     188,295          -           -    188,295    (275,031)      (2,418,341)       (362,417)     (2,867,494)
Tax-Free
 Income Fund           -     72,330     122,962    195,292     (72,306)               -       1,421,533       1,544,519

As of September 30, 2005, the following additional information is available regarding capital losses:

The following Funds had net capital loss carryforwards to offset future net capital gains, if any:

                                Capital Loss Carryforward     Expires
                                -------------------------     -------
Government Income Fund                           $ 84,332        2012
                                                    2,532        2013
Quality Fixed Income Fund                         484,754        2012

As of September 30, 2005, the following Fund had net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as a successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains will not be distributed to shareholders:

                                Capital Loss Carryforward     Expires
                                -------------------------     -------
Quality Fixed Income Fund                          $1,604        2009
                                                  702,251        2010
                                                1,229,732        2011

As of September 30, 2005, the following Fund had deferred post-October capital losses to offset future net capital gains or net investment income, if any:

                              Deferred Post-October
                                 Capital Losses
                             ----------------------
Government Income Fund                     $300,039

--------------------------------------------------------------------------------

8. DIVIDEND RECEIVED DEDUCTION (UNAUDITED)

For corporate shareholders the following percentage of the total ordinary income distri butions paid during the tax year ended September 30, 2005, qualify for the corporate dividend received deduction for the following Fund:


                                         Percentage
                                         ----------
Quality Fixed Income Fund                     0.18%

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

9. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and/or excessive trading. During the fiscal year ended September 30, 2005 the redemption fees collected by each Fund were as follows:

                               Amounts
                              --------
Government Income Fund             $30
Quality Fixed Income Fund           33
Tax-Free Income Fund                --

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

  SHARES OR
  PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
MUNICIPAL BONDS - 2.02%
CALIFORNIA - 0.58%
       40,000     Rialto Redevelopment                          $       39,977
                  Agency Tax Allocation,                        --------------
                  Series C, 4.60%,
                  9/1/08, (XLCA Insured)

KENTUCKY - 1.44%
      100,000     State Higher Education                               100,000
                  Student Loan Corp.                            --------------
                  Revenue, Series A-2,
                  3.65%, 5/1/28,
                  (Guaranteed by Student
                  Loans) (b)

TOTAL MUNICIPAL BONDS                                                  139,977
(Cost $140,117)                                                 --------------

ASSET BACKED SECURITIES - 9.98%
BANKING & FINANCIAL SERVICES - 9.98%
      100,000     Chela Financial USA,                                 100,000
                  Inc., 3.75%, 6/1/31, (b)
       84,284     Countrywide Home                                      84,510
                  Equity Loan Trust, Series
                  2004-G, Class 2A,
                  3.99%, 12/15/29, (b)
      152,353     Countrywide Home                                     152,502
                  Equity Loan Trust, Series
                  2005-A, Class 2A,
                  4.01%, 2/15/30, (b)
       52,988     First Horizon ABS Trust,                              53,144
                  Series 2004-HE3, Class
                  A, 4.12%, 10/25/34, (b)
      190,963     Nomura Asset                                         190,873
                  Acceptance Corp.,
                  Series 2005-AR1, Class
                  2A2,
                  4.09%, 2/25/35, (b)
      111,127     Residential Asset                                    111,141
                  Securities Corp., Series                      --------------
                  2004-KS11, Class AI1,
                  3.97%, 8/25/25, (b)

TOTAL ASSET BACKED SECURITIES                                          692,170
(Cost $691,668)                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.25%
BANKING & FINANCIAL SERVICES - 6.25%
      165,693     Bank of America                                      162,116
                  Mortgage Securities,
                  Series 2004-F, Class
                  2A7, 4.17%,
                  7/25/34, (b)
       93,719     Countrywide Alternative                               92,472
                  Loan Trust, Series
                  2004-12CB, Class 1A1,
                  5.00%, 7/25/19


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
      110,147     MLCC Mortgage                                 $      110,324
                  Investors, Inc., Series
                  2003-D, Class A,
                  4.14%, 8/25/28, (b)
       68,340     MLCC Mortgage                                         68,399
                  Securities, Series                            --------------
                  2005-A, 4.06%,
                  2/25/30, (b)

TOTAL COLLATERALIZED MORTGAGE                                          433,311
OBLIGATIONS                                                     --------------
(Cost $438,740)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.90%
FANNIE MAE - 40.08%
       95,000     4.47%, 7/1/10, (b)                                    94,169
       24,952     4.37%, 9/25/10                                        24,525
       86,350     4.41%, 3/1/11, (b)                                    84,919
      247,949     4.63%, 12/1/11, (b)                                  246,499
      173,000     5.76%, 12/25/11                                      182,512
      119,000     4.89%, 4/1/12                                        119,676
       55,120     3.81%, 11/25/12, (b)                                  53,505
      317,161     4.50%, 10/1/13                                       313,464
       98,563     4.93%, 4/1/15, (b)                                    99,162
      315,075     4.30%, 3/1/33, (b)                                   310,476
      191,978     4.64%, 7/1/33, (b)                                   188,664
      143,176     4.18%, 9/1/33, (b)                                   141,723
      118,684     4.34%, 1/1/34, (b)                                   117,389
      140,485     4.26%, 3/1/34, (b)                                   139,112
      122,741     4.01%, 6/1/34, (b)                                   120,367
      172,436     5.13%, 12/1/34, (b)                                  171,615
      164,541     4.17%, 1/1/35, (b)                                   161,790
       65,000     5.41%, 5/25/35                                        64,125
      150,000     4.50%, 11/1/18, TBA                                  146,719
                                                                --------------
                                                                     2,780,411
                                                                --------------

FEDERAL HOME LOAN BANK - 2.58%
      178,694     4.82%, 2/1/13, (b)                                   178,864
                                                                --------------

FREDDIE MAC - 4.81%
      334,442     5.00%, 12/1/17                                       333,905
                                                                --------------

SMALL BUSINESS ADMINISTRATION - 16.43%
       68,610     3.95%, 5/25/13, (b)                                   68,255
      138,761     4.88%, 9/10/13                                       139,784
      109,000     4.64%, 2/10/15                                       108,996
       90,061     3.95%, 11/25/17, (b)                                  89,653
       60,819     4.86%, 1/1/25, (b)                                    60,840
      117,213     4.63%, 2/1/25                                        115,593
       41,000     4.84%, 5/1/25                                         40,933
      244,086     3.88%, 1/25/30, (b)                                  242,949
       49,786     3.88%, 3/25/30, (b)                                   49,555

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Government Income Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
      129,167     3.90%, 5/25/30, (b)                           $      128,643
       95,000     3.86%, 7/25/30, (b)                                   94,503
                                                                --------------
                                                                     1,139,704
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY                                         4,432,884
OBLIGATIONS                                                     --------------
(Cost $4,496,821)

U.S. TREASURY INFLATION PROTECTION BONDS - 7.66%
U.S. TREASURY INFLATION PROTECTED BONDS - 7.66%
      502,000     2.00%, 7/15/14 (c)                                   531,583
                                                                --------------

TOTAL U.S. TREASURY INFLATION                                          531,583
PROTECTION BONDS                                                --------------
(Cost $530,551)

U.S. TREASURY NOTES - 8.28%
U.S. TREASURY - 8.28%
      128,000     4.75%, 5/15/14 (c)                                   131,870
      450,000     4.13%, 5/15/15 (c)                                   442,248
                                                                --------------

TOTAL U.S. TREASURY NOTES                                              574,118
(Cost $587,534)                                                 --------------

INVESTMENT COMPANIES - 2.90%
      201,118     Wells Fargo 100%                                     201,118
                  Treasury Money Market                         --------------
                  Fund, Investor Class

TOTAL INVESTMENT COMPANIES                                             201,118
(Cost $201,118)                                                 --------------


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN - 14.98%
    1,038,711     Various Securities (see                       $    1,038,711
                  Notes to Schedules of                         --------------
                  Investments for
                  collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL                                  1,038,711
FOR SECURITIES ON LOAN                                          --------------
(Cost $1,038,711)

TOTAL INVESTMENTS                                                    8,043,872
(Cost $8,125,260) (a) - 115.97%                                 --------------

LIABILITIES IN EXCESS OF OTHER                                      (1,107,620)
ASSETS - (15.97)%                                               --------------

NET ASSETS - 100.00%                                            $    6,936,252
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of September 30, 2005.

Abbreviations used are defined below:
TBA - To Be Announced
XLCA - XL Capital Insurance

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
MUNICIPAL BONDS - 5.87%
ARIZONA - 0.26%
      100,000     Tucson Certificate of                         $       98,604
                  Participation, 4.30%,
                  7/1/10, (MBIA Insured)
      105,000     Tucson Certificate of                                104,261
                  Participation, 4.55%,                         --------------
                  7/1/11, (MBIA Insured)

                                                                       202,865
                                                                --------------

CALIFORNIA - 1.03%
      370,000     Alameda County                                       303,559
                  Pension Obligation,
                  Series B, 0.00%,
                  12/1/09, (MBIA Insured)
      355,000     Los Angeles Community                                355,767
                  Redevelopment Agency,
                  5.90%, 9/1/35, (Radian
                  Insured)
      135,000     San Diego Metro                                      131,403
                  Transportation                                --------------
                  Development Board,
                  3.86%, 12/1/09, (MBIA
                  Insured)

                                                                       790,729
                                                                --------------

ILLINOIS - 1.57%
      300,000     State Student                                        300,000
                  Assistance Commission
                  Student Loan Revenue,
                  Series PP, 3.87%,
                  9/1/29, (Guaranteed by
                  Student Loans) (b)
      100,000     State Student                                        100,000
                  Assistance Commission
                  Student Loan Revenue,
                  Series SS-I, 3.80%,
                  9/1/35, (Guaranteed by
                  Student Loans) (b)
      250,000     State Student                                        250,000
                  Assistance Commission
                  Student Loan Revenue,
                  Series SS-II, 3.64%,
                  9/1/35, (Guaranteed by
                  Student Loans) (b)
      550,000     State Student                                        550,000
                  Assistance Commission                         --------------
                  Student Loan Revenue,
                  Series YY-II, 3.83%,
                  3/1/41, (Guaranteed by
                  Student Loans) (b)

                                                                     1,200,000
                                                                --------------


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
INDIANA - 0.28%
      210,000     State Bond Bank                               $      212,287
                  Revenue, 5.26%,                               --------------
                  7/15/18, (FGIC Insured)

KENTUCKY - 0.97%
      500,000     State Higher Education                               500,000
                  Student Loan Corp.
                  Revenue, Series A-2,
                  3.65%, 5/1/28,
                  (Guaranteed by Student
                  Loans) (b)
       50,000     State Higher Education                                50,000
                  Student Loan Corp.
                  Revenue, Series A-3,
                  3.88%, 5/1/30,
                  (Guaranteed by Student
                  Loans) (b)
      200,000     State Higher Education                               200,000
                  Student Loan Corp.                            --------------
                  Revenue, Series A-3,
                  3.67%, 6/1/35,
                  (Guaranteed by Student
                  Loans) (b)

                                                                       750,000
                                                                --------------

MICHIGAN - 0.40%
      315,000     Detroit Certificate of                               310,370
                  Participation, 4.23%,                         --------------
                  6/15/09, (XLCA Insured)

SOUTH CAROLINA - 0.86%
      660,000     Medical University of                                665,075
                  South Carolina Hospital                       --------------
                  Authority Facilities
                  Revenue, 5.23%,
                  8/15/17, (MBIA Insured)

TEXAS - 0.50%
      390,000     San Antonio                                          387,797
                  Convention Center                             --------------
                  Hotel Finance
                  Corporation Contract
                  Revenue, 5.10%,
                  7/15/20, (AMBAC
                  Insured)

TOTAL MUNICIPAL BONDS                                                4,519,123
(Cost $4,527,338)                                               --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
ASSET BACKED SECURITIES - 1.52%
BANKING & FINANCIAL SERVICES - 1.52%
      204,690     Countrywide Home                              $      205,238
                  Equity Loan Trust, Series
                  2004-G, Class 2A,
                  3.99%, 12/15/29, (b)
      548,584     First Horizon ABS Trust,                             550,198
                  Series 2004-HE3, Class
                  A, 4.12%, 10/25/34, (b)
       18,396     New Century Home                                      18,338
                  Equity Loan Trust, Series
                  1997-NC5, Class A6,
                  6.70%, 10/25/28
      397,492     Vanderbilt Mortgage                                  394,746
                  Finance, Series 2002-C,                       --------------
                  Class A2, 4.23%,
                  2/7/15

TOTAL ASSET BACKED SECURITIES                                        1,168,520
(Cost $1,169,877)                                               --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.02%
BANKING & FINANCIAL SERVICES - 11.02%
      845,033     Bank of America                                      826,794
                  Mortgage Securities,
                  Series 2004-F, Class
                  2A7, 4.17%,
                  7/25/34, (b)
    1,897,813     Countrywide Alternative                            1,872,557
                  Loan Trust, Series
                  2004-12CB, Class 1A1,
                  5.00%, 7/25/19
      884,000     Countrywide Alternative                              865,357
                  Loan Trust, Series
                  2005-4, Class 1A5,
                  4.97%, 5/25/34, (b)
      308,692     Countrywide Home                                     308,572
                  Equity Loan Trust, Series
                  2002-A, Class A,
                  4.03%, 4/15/28, (b)
      738,868     First Horizon Alternative                            741,739
                  Mortgage, Series
                  2005-FA1, Class 1A6,
                  5.50%, 3/25/35, (b)
      310,635     JP Morgan Mortgage                                   304,695
                  Trust, Series 2004-A4,
                  Class 2A2, 4.68%,
                  9/25/34, (b)
      756,276     Merrill Lynch Mortgage                               750,394
                  Investors, Inc., Series
                  2005-A1, Class 2A1,
                  4.63%, 12/25/34, (b)
      572,226     MLCC Mortgage                                        573,149
                  Investors, Inc., Series
                  2003-D, Class A,
                  4.14%, 8/25/28, (b)


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
      401,997     MLCC Mortgage                                 $      402,344
                  Securities, Series
                  2005-A, 4.06%,
                  2/25/30, (b)
       22,955     Morgan Stanley                                        23,150
                  Mortgage Loan Trust,
                  Series 2004-2AR, Class
                  1A, 5.25%, 2/25/34, (b)
      103,379     Structured Asset                                     103,711
                  Securities Corp., Series
                  2002-11A, Class 2A1,
                  5.60%, 6/25/32
      568,010     Structured Asset                                     561,194
                  Securities Corp., Series
                  2003-30, Class 1A1,
                  5.50%, 10/25/33
      207,362     Vendee Mortgage Trust,                               220,509
                  Series 1992-1, Class 2Z,
                  7.75%, 5/15/22
      954,203     Washington Mutual,                                   930,087
                  Inc., Series 2003-S11,                        --------------
                  Class 1A, 5.00%,
                  11/25/33

TOTAL COLLATERALIZED MORTGAGE                                        8,484,252
OBLIGATIONS                                                     --------------
(Cost $8,590,624)

COMMERCIAL MORTGAGE BACKED SECURITIES - 4.24%
BANKING & FINANCIAL SERVICES - 4.24%
      468,627     ABN Amro Mortgage                                    456,933
                  Corp., Series 2003-12,
                  Class 1A, 5.00%,
                  12/25/33
      498,712     GE Capital Commercial                                500,473
                  Mortgage Corp., Series
                  2002-1A, Class A1,
                  5.03%, 12/10/35
    1,000,000     JP Morgan Commercial                               1,042,458
                  Mortgage Finance
                  Corp., Series 1999-C7,
                  Class A2, 6.51%,
                  10/15/35
      500,000     LB-UBS Commercial                                    478,304
                  Mortgage Trust, Series
                  2004-C2, Class A4,
                  4.37%, 3/1/36
      807,976     Master Asset                                         783,418
                  Securitization Trust,                         --------------
                  Series 2003-12, Class
                  6A1, 5.00%, 12/25/33

TOTAL COMMERCIAL MORTGAGE                                            3,261,586
BACKED SECURITIES                                               --------------
(Cost $3,266,171)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
CORPORATE BONDS - 27.24%
AEROSPACE & DEFENSE - 0.79%
      209,000     L-3 Communications                            $      219,450
                  Corp., 7.63%, 6/15/12
      308,000     McDonnell Douglas                                    388,220
                  Corp., 9.75%, 4/1/12                          --------------

                                                                       607,670
                                                                --------------

AUTOMOTIVE - 0.25%
      196,000     Daimler Chrysler NA                                  191,405
                  Holdings, 4.05%,                              --------------
                  6/4/08 (c)

BANKING & FINANCIAL SERVICES - 6.42%
      500,000     AIG SunAmerica, Inc.,                                516,031
                  MTN, 5.75%, 2/16/09
      237,000     Chase Capital II,                                    223,005
                  4.19%, 2/1/27, (b)
      149,000     CIT Group, Inc., MTN,                                160,303
                  6.88%, 11/1/09
      550,000     Compass Bank,                                        614,925
                  8.10%, 8/15/09
      179,000     Frost National Bank,                                 193,955
                  6.88%, 8/1/11
      300,000     Jefferies Group, Inc.,                               314,243
                  7.50%, 8/15/07
      586,000     John Hancock Global                                  589,235
                  Funding II, 5.00%,
                  7/27/07, (d)
      340,000     JP Morgan Chase &                                    369,362
                  Co., 6.63%, 3/15/12
      319,000     NB Capital Trust III,                                307,180
                  4.15%, 1/15/27, (b)
      255,000     NLV Financial Corp.,                                 278,546
                  7.50%, 8/15/33, (d)
      430,000     North Fork Bancorp.,                                 430,844
                  5.00%, 8/15/12
      435,000     Rabobank Capital II,                                 436,216
                  5.26%, 12/29/49, (d)
      160,000     Unitrin, Inc.,                                       157,701
                  4.88%, 11/1/10
      374,000     Wachovia Capital Trust                               358,636
                  II, 4.10%, 1/15/27, (b)                       --------------

                                                                     4,950,182
                                                                --------------

BUILDING & CONSTRUCTION - 1.47%
      360,000     KB Home,                                             341,091
                  5.75%, 2/1/14
      260,000     Lennar Corp.,                                        260,708
                  4.64%, 3/19/09, (b)
      225,000     Pulte Homes, Inc.,                                   250,775
                  7.88%, 8/1/11
      268,000     Texas Industries, Inc.,                              278,720
                  7.25%, 7/15/13, (d)                           --------------

                                                                     1,131,294
                                                                --------------


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
CABLE - 1.16%
      300,000     Echostar DBS Corp.,                           $      295,875
                  5.75%, 10/1/08
      280,000     Rogers Cable, Inc.,                                  297,500
                  7.88%, 5/1/12
      242,000     TCI Communications,                                  297,623
                  Inc., 9.80%, 2/1/12                           --------------

                                                                       890,998
                                                                --------------

CHEMICAL - 1.23%
      341,000     Equistar Chemical LP,                                366,575
                  10.13%, 9/1/08
      300,000     MacDermid, Inc.,                                     321,000
                  9.13%, 7/15/11
      256,000     Valspar Corp.,                                       260,200
                  6.00%, 5/1/07                                 --------------

                                                                       947,775
                                                                --------------

COMMERCIAL SERVICES - 0.34%
      241,000     Cendant Corp.,                                       263,474
                  7.38%, 1/15/13                                --------------

COMPUTER INDUSTRY - 0.51%
      402,000     Fiserv, Inc.,                                        391,769
                  4.00%, 4/15/08                                --------------

CONSUMER GOODS & SERVICES - 1.28%
      200,000     Church & Dwight Co.,                                 195,000
                  Inc., 6.00%, 12/15/12
      345,000     Dollar General Corp.,                                387,694
                  8.63%, 6/15/10
      400,000     Russell Corp.,                                       404,000
                  9.25%, 5/1/10                                 --------------

                                                                       986,694
                                                                --------------

ELECTRONICS - 0.37%
      286,000     Thermo Electron Corp.,                               281,467
                  5.00%, 6/1/15, (d)                            --------------

ENERGY - 1.26%
      275,000     Chesapeake Energy                                    279,813
                  Corp., 6.50%,
                  8/15/17, (d)
      171,000     Kinder Morgan Energy                                 189,136
                  Partners LP, 7.13%,
                  3/15/12
      277,000     Peabody Energy Corp.,                                289,464
                  6.88%, 3/15/13
      200,000     Piedmont Natural Gas                                 213,628
                  Co., 6.00%, 12/19/33                          --------------

                                                                       972,041
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
ENTERTAINMENT - 1.18%
      302,000     GTECH Holdings Corp.,                         $      278,220
                  4.50%, 12/1/09
      295,000     Royal Caribbean                                      319,337
                  Cruises, 8.00%,
                  5/15/10
      300,000     Speedway Motorsports,                                307,875
                  Inc., 6.75%, 6/1/13                           --------------

                                                                       905,432
                                                                --------------

FOOD & BEVERAGES - 0.86%
      343,000     Bunge Ltd. Finance                                   338,068
                  Corp., 4.38%, 12/15/08
      288,000     Conagra Foods, Inc.,                                 322,261
                  7.88%, 9/15/10                                --------------

                                                                       660,329
                                                                --------------

HEALTHCARE - 1.90%
       14,025     Aetna, Inc.                                          361,985
      270,000     AmerisourceBergen                                    265,950
                  Corp., 5.63%,
                  9/15/12, (d)
      284,000     Evangelical Lutheran                                 283,967
                  Good Samaritan, MTN,
                  4.38%, 11/24/06, (b)
      246,000     Hospira, Inc.,                                       246,675
                  4.95%, 6/15/09
      300,000     Mylan Laboratories,                                  300,375
                  Inc., 5.75%,                                  --------------
                  8/15/10, (d)

                                                                     1,458,952
                                                                --------------
LIFE & HEALTH INSURANCE - 0.74%
      300,000     Americo Life, Inc.,                                  311,726
                  7.88%, 5/1/13, (d)
      218,000     Transamerica Capital III,                            255,227
                  7.63%, 11/15/37                               --------------

                                                                       566,953
                                                                --------------

MACHINERY - DIVERSIFIED - 0.68%
      228,000     IDEX Corp.,                                          236,658
                  6.88%, 2/15/08
      277,000     Westinghouse Air Brake                               284,272
                  Technologies Corp.,                           --------------
                  6.88%, 7/31/13

                                                                       520,930
                                                                --------------

MEDIA - 1.31%
       95,000     Belo Corp.,                                          101,973
                  8.00%, 11/1/08
      300,000     Media General, Inc.,                                 304,164
                  6.95%, 9/1/06
      255,000     News America Holdings,                               298,191
                  Inc., 7.70%, 10/30/25
      234,000     Time Warner Cos., Inc.,                              302,232
                  9.15%, 2/1/23                                 --------------

                                                                     1,006,560
                                                                --------------


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
PAPER & RELATED PRODUCTS - 0.27%
      185,000     Weyerhaeuser Co.,                             $      206,827
                  7.50%, 3/1/13                                 --------------

PROPERTY & CASUALTY INSURANCE - 0.44%
      210,000     St. Paul Cos., Inc.,                                 219,252
                  Series B, MTN,
                  7.19%, 8/2/07
      118,000     Unitrin, Inc.,                                       119,475
                  5.75%, 7/1/07                                 --------------

                                                                       338,727
                                                                --------------

REITS - 2.25%
      222,000     ERP Operating LP,                                    240,258
                  6.63%, 3/15/12
      650,000     Kimco Realty Corp.,                                  690,068
                  MTN, 7.86%, 11/1/07
      363,000     Realty Income Corp.,                                 377,816
                  7.75%, 5/6/07
      379,000     Simon Property Group                                 426,294
                  LP, 7.75%, 1/20/11                            --------------

                                                                     1,734,436
                                                                --------------

STEEL - PRODUCERS - 0.41%
      300,000     Steel Dynamics, Inc.,                                318,750
                  9.50%, 3/15/09                                --------------

TELECOMMUNICATIONS - 0.47%
      335,000     Nextel Communications,                               358,640
                  Inc., Series D,                               --------------
                  7.38%, 8/1/15

TEXTILES - 0.28%
      210,000     Mohawk Industries,                                   215,226
                  Inc., 6.50%, 4/15/07                          --------------

UTILITIES - 1.37%
      235,000     Central Hudson Gas &                                 238,742
                  Electric Corp., Series D,
                  MTN, 5.87%, 3/28/07
      277,000     Nevada Power Co.,                                    306,085
                  10.88%, 10/15/09
      500,000     Niagra Mohawk Power                                  510,115
                  Co., 7.75%, 5/15/06                           --------------

                                                                     1,054,942
                                                                --------------

TOTAL CORPORATE BONDS                                               20,961,473
(Cost $21,167,196)                                              --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.22%
FANNIE MAE - 19.85%
        5,750     7.00%, 12/1/07                                         5,837
      151,941     6.42%, 11/1/08                                       157,672
        6,689     8.25%, 1/1/09                                          6,798
        8,100     8.00%, 2/1/09                                          8,389

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
      587,576     4.41%, 3/1/11, (b)                            $      577,842
    1,586,875     4.63%, 12/1/11, (b)                                1,577,595
    1,192,000     5.76%, 12/25/11                                    1,257,542
      845,000     4.89%, 4/1/12                                        849,799
      698,000     4.75%, 3/1/15, (b)                                   690,804
      668,040     4.93%, 4/1/15, (b)                                   672,097
      770,000     6.52%, 7/25/16                                       828,860
        2,857     5.50%, 3/1/17                                          2,900
       36,414     5.50%, 3/1/17                                         36,962
       52,677     5.50%, 5/1/17                                         53,470
      253,742     5.00%, 8/1/17                                        253,353
    2,535,884     4.50%, 12/1/17                                     2,488,643
       15,305     9.50%, 6/25/18                                        16,582
      512,624     4.50%, 9/1/18                                        502,867
      505,000     4.00%, 5/25/19                                       463,518
       10,511     9.25%, 10/1/20                                        11,452
    1,124,653     5.50%, 6/1/23                                      1,131,917
      148,907     7.50%, 9/1/29                                        157,809
       20,610     7.00%, 10/1/29                                        21,581
       27,882     7.00%, 12/1/29                                        29,195
          715     7.00%, 2/1/30                                            749
       24,039     7.00%, 2/1/30                                         25,163
          715     7.00%, 2/1/30                                            749
       61,477     7.00%, 2/1/30                                         64,351
      437,464     5.00%, 4/1/33                                        429,262
      522,469     5.00%, 8/1/33                                        512,673
      557,342     4.22%, 12/1/33, (b)                                  554,347
      686,867     4.89%, 1/1/35, (b) (c)                               686,402
      405,000     5.41%, 5/25/35                                       399,549
      825,000     4.50%, 11/1/18, TBA                                  806,953
                                                                --------------

                                                                    15,283,682
                                                                --------------

FREDDIE MAC - 2.73%
        7,991     7.75%, 4/1/08                                          8,252
        2,622     7.75%, 11/1/08                                         2,681
        1,580     8.00%, 8/1/09                                          1,585
        7,640     8.25%, 10/1/10                                         7,755
       39,215     8.00%, 1/1/12                                         41,775
       20,722     9.00%, 6/1/16                                         22,401
       52,598     6.00%, 2/1/18                                         54,061
       25,172     8.00%, 10/1/18                                        26,798
        3,837     9.00%, 10/1/18                                         4,018
      175,392     7.00%, 8/15/29                                       181,506
      369,776     7.50%, 2/1/30                                        393,066
       79,104     7.50%, 2/1/30                                         83,880
       78,278     7.50%, 1/1/31                                         83,004
       16,486     7.00%, 9/1/31                                         17,227
      393,481     5.00%, 8/1/33                                        386,015
      794,506     4.39%, 1/1/35, (b)                                   784,562
                                                                --------------

                                                                     2,098,586
                                                                --------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 6.42%
        2,200     7.50%, 3/15/07                                         2,254
        2,141     7.50%, 3/15/07                                         2,194


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
       11,168     7.50%, 7/15/07                                $       11,442
       22,040     8.00%, 10/15/07                                       22,607
      378,006     8.00%, 11/15/09                                      397,269
       27,876     7.50%, 10/15/11                                       29,366
        4,668     7.50%, 10/15/11                                        4,918
       33,638     7.50%, 11/15/11                                       35,436
        3,983     9.50%, 4/15/16                                         4,383
       17,879     9.50%, 1/15/19                                        19,826
        1,166     9.50%, 9/15/19                                         1,293
       25,730     8.00%, 5/15/22                                        27,555
       12,433     8.00%, 12/15/22                                       13,315
      210,000     5.16%, 6/16/23, (b)                                  212,710
        9,749     6.50%, 8/15/23                                        10,171
       55,260     6.50%, 9/15/23                                        57,649
        9,813     6.50%, 11/15/23                                       10,237
       44,663     6.50%, 12/15/23                                       46,593
       11,039     6.50%, 12/15/23                                       11,516
       19,551     6.50%, 2/15/24                                        20,389
      139,116     6.50%, 3/15/24                                       145,076
      405,787     7.00%, 3/15/24                                       428,638
       52,298     7.00%, 5/15/24                                        55,243
      157,899     6.50%, 6/15/24                                       164,664
       21,407     8.00%, 11/15/26                                       22,952
      353,155     8.00%, 12/15/26                                      378,630
      282,113     7.00%, 12/15/29                                      296,919
        4,779     6.00%, 5/15/31                                         4,896
       44,910     6.50%, 5/15/31                                        46,751
        8,391     6.50%, 7/15/31                                         8,734
        5,454     6.50%, 8/15/31                                         5,677
       64,494     6.00%, 9/20/31                                        65,878
        5,313     6.50%, 11/15/31                                        5,530
       65,973     6.00%, 2/15/32                                        67,589
       19,304     6.50%, 4/15/32                                        20,085
       57,737     7.00%, 4/15/32                                        60,719
      105,531     6.00%, 6/15/32                                       108,116
       15,296     7.00%, 7/15/32                                        16,086
       72,080     7.50%, 7/15/32                                        76,534
       99,818     6.00%, 8/15/32                                       102,264
       15,010     7.00%, 8/15/32                                        15,785
       64,437     6.50%, 9/15/32                                        67,045
      165,656     6.00%, 10/20/32                                      169,197
      302,118     6.00%, 1/15/33                                       309,525
       68,437     6.00%, 3/15/33                                        70,112
       86,060     6.00%, 4/15/33                                        88,167
      196,272     5.00%, 8/15/33                                       194,534
      215,177     5.00%, 8/15/33                                       213,272
      490,000     5.15%, 12/16/40                                      490,453
      305,000     4.93%, 11/16/44                                      303,612
                                                                --------------

                                                                     4,943,806
                                                                --------------

NEW VALLEY GENERATION IV - 0.13%
       96,061     4.69%, 1/15/22                                        97,358
                                                                --------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
SMALL BUSINESS ADMINISTRATION - 7.09%
        4,600     9.80%, 7/1/08                                 $        4,787
        1,456     10.05%, 8/1/08                                         1,522
        8,201     10.05%, 4/1/09                                         8,590
      597,655     4.68%, 9/10/14                                       598,362
      658,953     4.64%, 2/10/15                                       658,929
      607,021     5.04%, 3/10/15                                       613,844
      314,300     4.88%, 11/1/24, (b)                                  314,897
      313,904     4.86%, 1/1/25, (b)                                   314,012
      658,000     5.11%, 4/1/25                                        666,367
      266,000     4.84%, 5/1/25                                        265,564
      691,000     4.57%, 6/1/25                                        678,437
      621,000     4.75%, 7/1/25                                        616,225
      715,000     3.86%, 7/25/30, (b)                                  711,261
                                                                --------------

                                                                     5,452,797
                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY                                        27,876,229
OBLIGATIONS                                                     --------------
(Cost $27,933,522)

U.S. TREASURY BONDS - 7.35%
      170,000     8.13%, 5/15/21                                       236,519
    1,865,000     6.25%, 8/15/23 (c)                                 2,230,059
      485,000     5.25%, 11/15/28 (c)                                  528,309
    2,374,000     5.38%, 2/15/31 (c)                                 2,659,621
                                                                --------------

TOTAL U.S. TREASURY BONDS                                            5,654,508
(Cost $5,508,788)                                               --------------

U.S. TREASURY INFLATION PROTECTION
BONDS - 3.16%
    2,298,000     2.00%, 7/15/14 (c)                                 2,433,424
                                                                --------------

TOTAL U.S. TREASURY INFLATION                                        2,433,424
PROTECTION BONDS                                                --------------
(Cost $2,389,575)

U.S. TREASURY NOTES - 3.23%
    2,325,000     3.50%, 2/15/10 (c)                                 2,258,429
      231,000     3.88%, 9/15/10 (c)                                   227,733
                                                                --------------

TOTAL U.S. TREASURY NOTES                                            2,486,162
(Cost $2,494,140)                                               --------------

INVESTMENT COMPANIES - 0.75%
      574,412     Wells Fargo Prime                                    574,412
                  Investment Money                              --------------
                  Market Fund,
                  Investor Class

TOTAL INVESTMENT COMPANIES                                             574,412
(Cost $574,412)                                                 --------------


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN - 15.05%
   11,581,187     Various Securities (see                       $   11,581,187
                  Notes to Schedules of
                  Investments for
                  collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL                                 11,581,187
FOR SECURITIES ON LOAN                                          --------------
(Cost $11,581,187)

TOTAL INVESTMENTS                                                   89,000,876
(Cost $89,202,830) (a) - 115.65%

LIABILITIES IN EXCESS OF OTHER                                     (12,043,267)
ASSETS - (15.65)%                                               --------------

NET ASSETS - 100.00%                                            $   76,957,609
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of September 30, 2005.
(d) Rule 144A, Section 4(2) or other security, which is restricted as to resale to qualified purchasers.

Abbreviations used are defined below:
MTN - Medium Term Note
AMBAC - Ambac Assurance Corporation
MBIA - MBIA Insurance Corporation
TBA - To Be Announced
XLCA - XL Capital Insurance

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Income Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2005

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
MUNICIPAL BONDS - 97.63%
ARIZONA - 2.42%
      500,000     Maricopa County                               $      583,763
                  Unified School District,                      --------------
                  9.25%, 7/1/07

ARKANSAS - 2.97%
      700,000     Arkansas State                                       715,057
                  University Revenue                            --------------
                  Housing System,
                  4.75%, 3/1/29, (FGIC
                  Insured)

CALIFORNIA - 2.37%
      500,000     Santa Rosa Waste                                     572,175
                  Water Revenue, Series                         --------------
                  B, 6.00%, 9/1/15, (FGIC
                  Insured)

COLORADO - 4.52%
    1,000,000     Weld County School                                 1,090,180
                  District, 5.50%,                              --------------
                  12/1/19, (FSA Insured)

CONNECTICUT - 4.68%
    1,000,000     Bridgeport, Series A,                              1,127,880
                  6.00%, 7/15/14, (FGIC                         --------------
                  Insured)

FLORIDA - 3.52%
      500,000     Miami-Dade County                                    310,995
                  Special Obligation,
                  0.00%, 10/1/15, (MBIA
                  Insured)
      500,000     State Board of                                       538,075
                  Education,                                    --------------
                  5.00%, 6/1/19

                                                                       849,070
                                                                --------------

ILLINOIS - 9.42%
    1,000,000     Chicago, Series B,                                 1,110,530
                  5.13%, 1/1/22,
                  (AMBAC Insured)
    1,000,000     Cook County Township                               1,159,700
                  High School District,                         --------------
                  5.50%, 12/1/19

                                                                     2,270,230
                                                                --------------

INDIANA - 1.10%
      250,000     Kokomo Center School                                 265,740
                  Building Corp.,                               --------------
                  6.75%, 7/15/07,
                  (AMBAC Insured)


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
MASSACHUSETTS - 16.15%
    1,000,000     Foxborough Stadium                            $    1,117,280
                  Project, 6.00%, 6/1/14
      500,000     Framingham County,                                   556,415
                  6.00%, 3/1/15
    1,000,000     State Construction                                 1,102,790
                  Loan, Series E,
                  5.38%, 1/1/17
    1,000,000     State Health &                                     1,115,910
                  Education Facilities                          --------------
                  Authority (Partners
                  Healthcare), Series C,
                  5.75%, 7/1/12

                                                                     3,892,395
                                                                --------------

MICHIGAN - 11.44%
    1,000,000     Hartland School District                           1,116,389
                  Construction,
                  6.00%, 5/1/20, (Q-SBLF
                  Insured)
      750,000     Howell Public Schools,                               807,638
                  5.25%, 5/1/15, (Q-SBLF
                  Insured)
      500,000     Jackson Public Schools,                              558,195
                  6.00%, 5/1/13, (FGIC &
                  Q-SBLF Insured)
      250,000     State Building Authority,                            274,568
                  Series III,                                   --------------
                  5.38%, 10/15/16

                                                                     2,756,790
                                                                --------------

MISSOURI - 1.09%
      250,000     Missouri State                                       263,650
                  Development Finance                           --------------
                  Board, 5.25%, 3/1/15

NEW HAMPSHIRE - 2.17%
      500,000     Higher Education &                                   522,005
                  Health Facility (Franklin                     --------------
                  Pierce Law Center),
                  5.50%, 7/1/18

NEW YORK - 3.58%
      785,000     New York City                                        861,906
                  Transitional Finance                          --------------
                  Future Tax, Series B,
                  5.50%, 2/1/16

NORTH DAKOTA - 2.02%
      500,000     State Board of Higher                                485,680
                  Education,                                    --------------
                  4.50%, 4/1/35,
                  (AMBAC Insured)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Income Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
TEXAS - 21.18%
    1,000,000     Frisco Independent                            $    1,136,810
                  School District,
                  6.50%, 8/15/15,
                  (PSF-Gtd Insured)
      750,000     Houston Independent                                  731,513
                  School District,
                  4.50%, 2/15/33,
                  (PSF-Gtd Insured)
    1,000,000     Plano Independent                                  1,081,740
                  School District,
                  5.38%, 2/15/16,
                  (PSF-Gtd Insured)
      500,000     San Antonio Electric &                               560,055
                  Gas, 5.38%, 2/1/15
      500,000     San Antonio Electric &                               549,155
                  Gas, 5.75%, 2/1/15
      500,000     Socorro Independent                                  484,805
                  School District, Series A,
                  4.50%, 8/15/32,
                  (PSF-Gtd Insured)
      500,000     University of Texas                                  561,440
                  Revenue, Series B,                            --------------
                  5.25%, 8/15/19

                                                                     5,105,518
                                                                --------------


 SHARES OR
 PRINCIPAL
   AMOUNT                                                           VALUE
-------------                                                   --------------
WASHINGTON - 9.00%
    1,000,000     Seattle Municipal Light                       $    1,083,690
                  & Power,
                  5.63%, 12/1/16
    1,000,000     Seattle Water Systems,                             1,086,200
                  5.75%, 7/1/23, (FGIC                          --------------
                  Insured)

                                                                     2,169,890
                                                                --------------

TOTAL MUNICIPAL BONDS                                               23,531,929
(Cost $22,110,396)                                              --------------

INVESTMENT COMPANIES - 1.38%
      331,752     Wells Fargo National                                 331,752
                  Tax-Free Money Market                         --------------
                  Fund, Investor Class

TOTAL INVESTMENT COMPANIES                                             331,752
(Cost $331,752)                                                 --------------

TOTAL INVESTMENTS - 99.01%                                          23,863,681
(Cost $22,442,148) (a)

OTHER ASSETS IN EXCESS OF                                              238,046
LIABILITIES - 0.99%                                             --------------

NET ASSETS - 100.00%                                            $   24,101,727
                                                                ==============

(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance
FSA - Financial Security Assurance Inc.
MBIA - MBIA Insurance Corporation
PSF-Gtd - Permanent School Fund Guaranteed
Q-SBLF - Qualified SchoolBoard Loan Fund

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
================================================================================

The cash collateral received for securities lending, as discussed in Note 2, was pooled and invested into the following:

                                                                      GOVERNMENT     QUALITY FIXED
                                                                     INCOME FUND      INCOME FUND
                                                                     -----------     -------------
American Express Centurion Bank, 3.71%, 3/3/2006                     $    7,455       $    83,120
Apreco, LLC., 3.81%, 11/8/2005                                            7,425            82,781
Atomium Funding Corporation, 3.60%, 10/4/2005                             7,452            83,090
Atomium Funding Corporation, 3.95%, 1/13/2006                            36,846           410,816
Banco Bilbao Vizcayza Argentaria Puerto Rico, 3.82%, 10/27/2005           6,817            76,010
Beta Finance, Inc., 3.46%, 6/2/2006                                      44,733           498,753
Cedar Springs Capital Company, LLC., 3.56%, 10/18/05                     22,324           248,903
Cedar Springs Capital Company, LLC., 3.94%, 12/12/05                     18,461           205,828
Cullinan Finance Corporation, 3.74%, 11/7/2005                           18,564           206,976
Cullinan Finance Corporation, 3.82%, 11/15/2005                          14,838           165,440
Dexia Credit Local De France COD, Variable Rate, 8/14/2006               11,092           123,674
Fairway Finance Corporation, 3.82%, 10/20/2005                            6,301            70,259
Fortis Bank, New York, COD, Variable Rate, 1/6/2006                      22,312           248,768
Gemini Securitization, Inc., 3.81%, 11/10/2005                           37,969           423,338
Harrier Finance Funding LLC, 3.83%, 11/1/2005                            14,742           164,367
HBOS Treasury Services PLC, 3.82%, 10/6/2005                             25,928           289,091
Islands Bank, Inc., Variable Rate, 8/22/2006                             29,811           332,382
KLIO Funding Corporation, 3.71%, 11/10/2005                              22,269           248,292
KLIO Funding Corporation, 3.79%, 10/25/2005                              22,308           248,721
KLIO II Funding Corporation, 3.79%, 10/25/2005                           37,179           414,534
Links Finance, LLC., Variable Rate, 1/30/2006                            41,739           465,372
Metlife Global Funding 1, Variable Rate, 3/06/2006                       37,263           415,469
Moat Funding, LLC., 3.82%, 10/5/2005                                      7,325            81,668
Morgan Stanley, CP, Variable Rate, 1/13/2006                             37,265           415,490
Morgan Stanley, CP, Variable Rate, 2/3/2006                               8,944            99,718
Nieuw Amsterdam Receivables Corp., 3.82%, 10/19/2005                      5,685            63,381
Northern Rock PLC, Variable Rate, 1/13/2006                              37,275           415,598
Perry Global Funding Limited, 3.81%, 11/17/2005                           7,418            82,702
Perry Global Funding Limited, 3.87%, 11/3/2005                           13,401           149,417
Swedbank (Forenings Sparbanken), 3.83%, 10/25/2005                       13,385           149,232
American General Finance, 3.77%, 10/13/2006                              37,273           415,577
Morgan Stanley Repurchase Agreement, 3.99%, 10/3/2005                   376,912         4,202,420
                                                                     ----------       -----------
Total Collateral Held                                                $1,038,711       $11,581,187
                                                                     ==========       ===========

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of Tamarack Funds Trust

--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the portfolios of Tamarack Funds Trust, which include Government Income Fund, Quality Fixed Income Fund, and Tax-Free Income Fund (collectively, the "Funds") as of September 30, 2005, and the related statements of operations for the year then ended. We have audited the related statements of changes in net assets and the financial highlights for the year ended September 30, 2005, for the period from May 1, 2004 through September 30, 2004 and for the year ended April 30, 2004 for Government Income Fund and Quality Fixed Income Fund. We have audited the related statement of changes in net assets and the financial highlights for the year ended September 30, 2005, for the period from July 1, 2004 through September 30, 2004 and for the year ended June 30, 2004 for Tax-Free Income Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Government Income Fund and Quality Fixed Income Fund for periods prior to April 30, 2004, were audited by other auditors whose report, dated June 17, 2003, expressed an unqualified opinion. The financial highlights of Tax-Free Income Fund for periods prior to June 30, 2004, were audited by other auditors whose report, dated August 22, 2003, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2005, and the results of operations for the year then ended, and the changes in net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 21, 2005

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (64)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (55)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

RONALD JAMES (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

JOHN A. MACDONALD (56)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

H. DAVID RYBOLT (63)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

JAMES R. SEWARD (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

WILLIAM B. TAYLOR (60)
POSITION HELD WITH FUND: Trustee; Since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant (2003-present); Partner (until 2003) Ernst & Young LLP.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

JAY H. WEIN (73)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (42)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 15

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (44)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur
Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).

--------------------------------------------------------------------------------

DAVID P. LUX (50)
POSITION HELD WITH FUND: Chief Financial Officer; Since September, 2005 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Controller, Tamarack Funds, November, 2004-September, 2005; Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004-present); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher Fixed Income Group (1995-2003).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (55)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds (2001-2003).(3)

--------------------------------------------------------------------------------

MONICA P. VICKMAN (35)
POSITION HELD WITH FUND: Secretary since September, 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Associate General Counsel, RBC Dain Rauscher (2004 to present); Counsel, Allianz Life (2002 to 2004); Associate Counsel, American Express Financial Advisors (1996 to 2002).

--------------------------------------------------------------------------------

JOHN M. HUBER (37)
POSITION HELD WITH FUND: Chief Investment Officer (2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer Fixed Income, Voyageur Asset Management (2004-Present); Galliard Capital Management, Principal and Senior Portfolio Manager (1995-2004).


--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION
================================================================================

--------------------------------------------------------------------------------

The Tamarack Fixed Income Funds offer five share classes, three of which are currently authorized for sale to new investors. These three share classes are the A, C and R classes.

--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Fixed Income Funds are subject to a maximum up-front sales charge of 3.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. A Class shares include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps of the fee. The Distributor currently has no plans to discontinue this waiver.) A Class shares have a higher up front sales charge (load) than C Class shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.

--------------------------------------------------------------------------------

S & I CLASS

S Class and Class I shares are currently closed to new investors. These share classes do not have an up front sales charge (load) or a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends or other distri butions, redemption fees and exchange fees; (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                            BEGINNING        ENDING         EXPENSE PAID       EXPENSE RATIO
                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*      DURING PERIOD
                                             4/1/05          9/30/05      4/1/05 - 9/30/05   4/1/05 - 9/30/05
                                          -------------   -------------   ----------------   ----------------
Government Income
  Fund                    Class A           $1,000.00      $1,016.80         $  5.56                1.10%
                          Class I            1,000.00       1,017.10            4.30                0.85%
                          Class C            1,000.00       1,011.80            9.48                1.88%
                          Class R            1,000.00       1,014.50            6.82                1.35%
                          Class S            1,000.00       1,017.10            4.25                0.84%

Quality Income Fund       Class A            1,000.00       1,021.40            4.71                0.93%
                          Class I            1,000.00       1,022.70            3.50                0.69%
                          Class C            1,000.00       1,018.00            8.14                1.61%
                          Class R            1,000.00       1,020.20            5.98                1.18%
                          Class S            1,000.00       1,022.70            3.45                0.68%

Tax-Free Income Fund      Class A            1,000.00       1,018.00            6.27                1.24%
                          Class C            1,000.00       1,013.20            9.89                1.96%
                          Class R            1,000.00       1,015.60            7.63                1.51%
                          Class S            1,000.00       1,018.10            5.01                0.99%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                   ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                       4/1/05         9/30/05      4/1/05 - 9/30/05    4/1/05 - 9/30/05
                                   -------------   -------------   -----------------   -----------------
Government Income
 Fund                  Class A       $1,000.00     $  1,019.55         $  5.57               1.10%
                       Class I        1,000.00        1,020.81            4.31               0.85%
                       Class C        1,000.00        1,015.64            9.50               1.88%
                       Class R        1,000.00        1,018.30            6.83               1.35%
                       Class S        1,000.00        1,020.86            4.26               0.84%

Quality Income Fund    Class A        1,000.00        1,020.41            4.71               0.93%
                       Class I        1,000.00        1,021.61            3.50               0.69%
                       Class C        1,000.00        1,017.00            8.14               1.61%
                       Class R        1,000.00        1,019.15            5.97               1.18%
                       Class S        1,000.00        1,021.66            3.45               0.68%

Tax-Free Income Fund   Class A        1,000.00        1,018.85            6.28               1.24%
                       Class C        1,000.00        1,015.24            9.90               1.96%
                       Class R        1,000.00        1,017.50            7.64               1.51%
                       Class S        1,000.00        1,020.10            5.01               0.99%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.


50
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                                     [PHOTO]

















                                                               ---------------
Tamarack Funds                                               |     PRSRT STD   |
P.O. Box 219757                                              |   U.S. POSTAGE  |
Kansas City, MO 64121-9757                                   |       PAID      |
                                                             | PERMIT NO. 2891 |
800-422-2766                                                 | KANSAS CITY MO  |
www.TamarackFunds.com                                          ---------------











TF AR 9/05 TAMARACK DISTRIBUTORS, INC.
535345 (9/05)

ITEM 2.  CODE OF ETHICS.

         Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

         THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

         The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
         (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

         If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

         DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH
         (b) OF THIS ITEM 2.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

                  (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

                  (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.
3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JAY H. WEIN, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         2004     $513,300
         2005     $368,000

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2004     $46,000
         2005     $16,000

         Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2004     $81,175
         2005     $181,540

Fees for both years relate to the review of the registrant's tax returns. Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2004     $0
         2005     $0

         Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee ("Committee") shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Funds employ their auditor to render "permissible non-audit services" to the Funds. (A "permissible non-audit service" is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation.) The Committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an "Adviser-affiliated service provider"), employ the Funds' auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor's independence. (See also "Delegation" below.)

         Pre-approval by the Committee of non-audit services is not required so long as:

                  (1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

                           (B) with respect to the Adviser and any
                           Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

                  (2) such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

                  (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below).

         (c)      Delegation

                  The Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Funds, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. Any pre-approval determination made by a Delegate shall be presented to the full Committee at its next meeting. The Committee shall communicate any pre-approval made by it or a Delegate to the Sub-Administrator, who will ensure that the appropriate disclosure is made in the Funds' periodic reports and other documents as required under the federal securities laws.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4 (b)
         2004     100%
         2005     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (c)

         2004     100%
         2005     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (d)

         2004     100%
         2005     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. Not Applicable.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         2004     $0
         2005     $0

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

THE REGISTRANT HAS A SEPARATELY DESIGNATED STANDING AUDIT COMMITTEE IN ACCORDANCE WITH SECTION 3(a)(58)(A) OF THE EXCHANGE ACT (15 U.S.C. 78c(a)(58)(A)). AUDIT COMMITTEE MEMBERS ARE LESLIE H. GARNER, H. DAVID RYBOLT, WILLIAM TAYLOR AND JAY H. WEIN.

ITEM 6.  SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Tamarack Funds Trust
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Jennifer Lammers
                           -----------------------------------------------------
                           Jennifer Lammers, President

Date  11/30/05
      -------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jennifer Lammers
                           -----------------------------------------------------
                           Jennifer Lammers, President

Date  11/30/05
      -------------------------


By (Signature and Title)*  /s/ David Lux
                           -----------------------------------------------------
                           David Lux, Chief Financial Officer

Date  12/01/05
      -------------------------


* Print the name and title of each signing officer under his or her signature.